UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

November 30, 2017 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 99.6%

Consumer Discretionary - 8.8%

Apparel Retail - 0.2%
Foot Locker, Inc.	8,593	$368,124
Apparel, Accessories & Luxury Goods - 0.5%
Carter’s, Inc. (1)	6,904	747,841
Broadcasting - 0.4%
AMC Networks, Inc., Class A (1) (2)	11,316	583,227
Cable & Satellite - 1.8%
Comcast Corp., Class A	77,344	2,903,494
Computer & Electronics Retail - 0.3%
Best Buy Co., Inc. (1)	7,658	456,493
General Merchandise Stores - 0.4%
Target Corp. (1)	11,217	671,898
Movies & Entertainment - 1.9%
Madison Square Garden Co., Class A (1) (2)	1,789	387,587
Walt Disney Co.	25,823	2,706,767

		3,094,354
Publishing - 0.3%
John Wiley & Sons, Inc., Class A (1)	7,485	442,738
Restaurants - 2.4%
Brinker International, Inc. (1)	23,107	848,720
Darden Restaurants, Inc. (1)	14,445	1,218,002
Dunkin’ Brands Group, Inc. (1)	28,262	1,687,242

		3,753,964
Specialized Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (2)	20,572	1,005,559

Total Consumer Discretionary		14,027,692

Consumer Staples - 18.4%

Agricultural Products - 1.1%
Bunge, Ltd.	25,724	1,721,193
Drug Retail - 2.1%
CVS Health Corp. (1)	37,475	2,870,585
Walgreens Boots Alliance, Inc. (1)	6,248	454,604

		3,325,189
Food Distributors - 2.5%
Sysco Corp. (1)	29,476	1,701,650
U.S. Foods Holding Corp. (2)	81,869	2,384,025

		4,085,675
Food Retail - 1.6%
Kroger Co. (1)	96,725	2,501,308
Household Products - 0.8%
Church & Dwight Co., Inc. (1)	10,333	486,581
Spectrum Brands Holdings, Inc. (1)	7,220	829,434

		1,316,015
Hypermarkets & Super Centers - 4.6%
Costco Wholesale Corp. (1)	17,726	3,269,206
Wal-Mart Stores, Inc. (1)	41,564	4,041,268

		7,310,474

Packaged Foods & Meats - 1.9%
ConAgra Brands, Inc. (1)	41,409	1,545,798
Kellogg Co. (1)	7,668	507,315
Pinnacle Foods, Inc. (1)	18,586	1,082,263

		3,135,376
Soft Drinks - 3.8%
Dr. Pepper Snapple Group, Inc. (1)	31,501	2,841,075
PepsiCo, Inc. (1)	27,618	3,218,049

		6,059,124

Total Consumer Staples		29,454,354

Energy - 2.5%

Integrated Oil & Gas - 2.5%
Chevron Corp.	27,821	3,310,421
Exxon Mobil Corp.	7,319	609,599

Total Energy		3,920,020

Financials - 16.5%

Consumer Finance - 1.7%
American Express Co. (1)	28,622	2,796,656
Financial Exchanges & Data - 0.9%
Morningstar, Inc. (1)	14,760	1,362,348
Life & Health Insurance - 3.1%
Aflac, Inc. (1)	41,456	3,633,204
Unum Group	23,225	1,314,999

		4,948,203
Multi-Line Insurance - 0.7%
Hartford Financial Services Group, Inc. (1)	19,171	1,101,182
Property & Casualty Insurance - 6.5%
Allstate Corp.	39,106	4,014,622
Aspen Insurance Holdings, Ltd.	10,060	412,460
Axis Capital Holdings, Ltd. (1)	46,227	2,421,833
Progressive Corp. (1)	21,589	1,148,103
Travelers Cos., Inc. (1)	18,129	2,457,748

		10,454,766
Regional Banks - 1.5%
PNC Financial Services Group, Inc. (1)	17,046	2,395,986
Reinsurance - 2.1%
Everest Re Group, Ltd. (1)	13,724	3,013,790
Validus Holdings, Ltd. (1)	7,692	378,293

		3,392,083

Total Financials		26,451,224

Healthcare - 18.9%

Biotechnology - 1.5%
AbbVie, Inc.	25,204	2,442,772
Healthcare Equipment - 5.5%
Baxter International, Inc. (1)	51,410	3,368,897
Becton, Dickinson and Co. (1)	13,047	2,977,456
Hill-Rom Holdings, Inc. (1)	7,597	642,327
Medtronic PLC	12,264	1,007,242
Varian Medical Systems, Inc. (1) (2)	7,488	836,784

		8,832,706
Healthcare Services - 1.0%
DaVita, Inc. (1) (2)	7,579	462,774
Express Scripts Holding Co. (1) (2)	17,202	1,121,226

		1,584,000
Healthcare Supplies - 1.1%
Cooper Cos., Inc.	7,394	1,783,285

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A (1) (2)	2,570	697,241
Managed Healthcare - 1.5%
Anthem, Inc. (1)	2,246	527,720
Cigna Corp.	8,914	1,887,361

		2,415,081
Pharmaceuticals - 7.9%
Bristol-Myers Squibb Co.	10,789	681,757
Eli Lilly & Co. (1)	35,095	2,970,441
Johnson & Johnson	27,138	3,781,138
Merck & Co., Inc.	34,238	1,892,334
Pfizer, Inc.	89,977	3,262,566

		12,588,236

Total Healthcare		30,343,321

Industrials - 9.0%

Aerospace & Defense - 5.0%
Boeing Co.	2,957	818,498
Huntington Ingalls Industries, Inc.	3,174	767,060
Lockheed Martin Corp. (1)	10,230	3,264,597
Northrop Grumman Corp. (1)	5,212	1,602,169
Raytheon Co. (1)	2,619	500,622
Spirit AeroSystems Holdings, Inc., Class A	12,151	1,023,722

		7,976,668
Agricultural & Farm Machinery - 0.4%
Deere & Co. (1)	4,418	662,082
Environmental & Facilities Services - 3.1%
Republic Services, Inc.	25,576	1,660,905
Waste Management, Inc. (1)	40,952	3,368,302

		5,029,207
Trucking - 0.5%
Landstar System, Inc. (1)	7,496	773,587

Total Industrials		14,441,544

Information Technology - 8.5%

Application Software - 0.4%
Cadence Design Systems, Inc. (1) (2)	12,982	570,040
Communications Equipment - 1.8%
Cisco Systems, Inc.	60,152	2,243,669
Motorola Solutions, Inc. (1)	6,162	579,906

		2,823,575
Consulting & Other Services - 1.6%
Amdocs, Ltd. (1)	38,229	2,495,971
Data Processing & Outsourced Services - 1.1%
Genpact, Ltd. (1)	53,379	1,720,939
Electronic Components - 0.5%
Dolby Laboratories, Inc., Class A (1)	13,264	824,756
Internet Software & Services - 0.6%
eBay, Inc. (1) (2)	12,666	439,130
VeriSign, Inc. (1) (2)	4,997	575,155

		1,014,285
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	23,754	4,082,125

Total Information Technology		13,531,691

Materials - 0.7%

Metal & Glass Containers - 0.2%
Berry Global Group, Inc. (1) (2)	6,560	392,091

Paper Packaging - 0.5%
Avery Dennison Corp.	6,728	767,800

Total Materials		1,159,891

Real Estate - 4.9%

Office REIT’s - 1.6%
Equity Commonwealth (1) (2)	75,351	2,265,051
Piedmont Office Realty Trust, Inc., Class A (1)	17,161	342,191

		2,607,242
Residential REIT’s - 3.3%
Essex Property Trust, Inc. (1)	11,961	2,954,247
UDR, Inc.	59,254	2,330,460

		5,284,707

Total Real Estate		7,891,949

Telecommunication Services - 1.6%

Integrated Telecommunication Services - 1.6%
AT&T, Inc. (1)	72,032	2,620,524

Utilities - 9.8%

Electric Utilities - 7.5%
American Electric Power Co., Inc.	43,962	3,412,770
Edison International	37,731	3,066,398
Entergy Corp. (1)	20,813	1,799,908
Exelon Corp.	31,043	1,294,804
Great Plains Energy, Inc. (1)	51,349	1,761,784
Xcel Energy, Inc. (1)	13,160	679,188

		12,014,852

Multi-Utilities - 2.3%
Ameren Corp. (1)	19,469	1,245,237
Consolidated Edison, Inc. (1)	27,629	2,460,086

		3,705,323

Total Utilities		15,720,175

Total Common Stocks (identified cost $132,771,192)		159,562,385

Short-Term Investments - 47.2%

Collateral Pool Investments for Securities on Loan - 46.2%
Collateral pool allocation (3)		74,130,869
Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	1,607,810	1,607,970

Total Short-Term Investments (identified cost $75,738,679)		75,738,839

Total Investments - 146.8% (identified cost $208,509,871)		235,301,224
Other Assets and Liabilities - (46.8)%		(75,055,120)

Total Net Assets - 100.0%		$160,246,104

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.1%

Consumer Discretionary - 8.1%

Automobile Manufacturers - 1.3%
Ford Motor Co.	134,919	$1,689,186
Department Stores - 1.9%
Kohl’s Corp. (1)	33,269	1,595,914
Nordstrom, Inc. (1)	16,886	767,469

		2,363,383
Hotels, Resorts & Cruise Lines - 2.9%
Carnival Corp. (1)	24,972	1,639,162
Wyndham Worldwide Corp. (1)	17,203	1,933,445

		3,572,607
Restaurants - 2.0%
Darden Restaurants, Inc. (1)	21,631	1,823,926
Yum! Brands, Inc. (1)	7,648	638,378

		2,462,304

Total Consumer Discretionary		10,087,480

Consumer Staples - 7.7%

Drug Retail - 2.2%
CVS Health Corp. (1)	35,893	2,749,404
Food Distributors - 1.0%
Sysco Corp. (1)	22,738	1,312,665
Hypermarkets & Super Centers - 2.6%
Wal-Mart Stores, Inc. (1)	32,889	3,197,797
Soft Drinks - 1.4%
PepsiCo, Inc. (1)	14,785	1,722,748
Tobacco - 0.5%
Philip Morris International, Inc.	5,790	594,923

Total Consumer Staples		9,577,537

Energy - 7.2%

Integrated Oil & Gas - 3.6%
Chevron Corp.	28,720	3,417,393
Occidental Petroleum Corp. (1)	14,712	1,037,196

		4,454,589
Oil & Gas-Refining & Marketing - 1.9%
Marathon Petroleum Corp.	10,370	649,473
Valero Energy Corp. (1)	21,030	1,800,588

		2,450,061
Oil & Gas-Storage & Transportation - 1.7%
Kinder Morgan, Inc. (1)	28,507	491,176
Williams Cos., Inc. (1)	55,865	1,622,878

		2,114,054

Total Energy		9,018,704

Financials - 14.5%

Asset Management & Custody Banks - 2.0%
Ameriprise Financial, Inc.	14,942	2,438,983
Consumer Finance - 2.7%
Discover Financial Services (1)	25,710	1,815,126
Navient Corp. (1)	125,580	1,583,564

		3,398,690

Diversified Banks - 4.4%
JPMorgan Chase & Co. (1)	14,443	1,509,582
Wells Fargo & Co.	69,917	3,948,213

		5,457,795
Life & Health Insurance - 2.6%
Aflac, Inc. (1)	7,026	615,758
Prudential Financial, Inc.	22,838	2,645,554

		3,261,312
Property & Casualty Insurance - 0.8%
Allstate Corp.	9,545	979,890
Regional Banks - 2.0%
PNC Financial Services Group, Inc. (1)	4,452	625,773
Regions Financial Corp. (1)	78,535	1,302,896
SunTrust Banks, Inc. (1)	10,226	630,228

		2,558,897

Total Financials		18,095,567

Healthcare - 10.6%

Biotechnology - 4.6%
AbbVie, Inc.	36,930	3,579,256
Amgen, Inc.	12,350	2,169,401

		5,748,657
Pharmaceuticals - 6.0%
Eli Lilly & Co. (1)	17,542	1,484,755
Johnson & Johnson	9,940	1,384,940
Merck & Co., Inc.	22,212	1,227,657
Pfizer, Inc.	91,908	3,332,584

		7,429,936

Total Healthcare		13,178,593

Industrials - 8.7%

Aerospace & Defense - 3.5%
Boeing Co.	12,993	3,596,462
Lockheed Martin Corp. (1)	2,398	765,250

		4,361,712
Airlines - 0.9%
Delta Air Lines, Inc. (1)	21,800	1,153,656
Construction Machinery & Heavy Trucks - 1.4%
Cummins, Inc. (1)	10,483	1,754,854
Environmental & Facilities Services - 1.0%
Republic Services, Inc. (1)	8,797	571,277
Waste Management, Inc. (1)	7,802	641,715

		1,212,992
Industrial Machinery - 0.5%
Ingersoll-Rand PLC	6,521	571,370
Railroads - 0.5%
Union Pacific Corp. (1)	4,905	620,483
Trucking - 0.9%
Ryder System, Inc. (1)	13,944	1,150,101

Total Industrials		10,825,168

Information Technology - 19.3%

Communications Equipment - 5.1%
Cisco Systems, Inc. (1)	104,284	3,889,793
Harris Corp. (1)	17,433	2,519,069

		6,408,862

Electronic Equipment & Instruments - 0.6%
FLIR Systems, Inc.	15,289	712,162
Semiconductor Equipment - 2.3%
KLA-Tencor Corp. (1)	16,874	1,725,198
Lam Research Corp. (1)	5,686	1,093,588

		2,818,786
Semiconductors - 4.7%
Intel Corp. (1)	66,549	2,984,057
Texas Instruments, Inc. (1)	29,309	2,851,473

		5,835,530
Systems Software - 3.4%
Microsoft Corp.	50,415	4,243,430
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	4,613	792,744
HP, Inc. (1)	78,010	1,673,315
Western Digital Corp.	13,078	1,031,331
Xerox Corp. (1)	18,458	547,464

		4,044,854

Total Information Technology		24,063,624

Materials - 4.7%

Commodity Chemicals - 0.5%
LyondellBasell Industries NV, Class A (1)	6,588	689,763
Diversified Chemicals - 1.0%
Eastman Chemical Co. (1)	13,989	1,292,164
Fertilizers & Agricultural Chemicals - 0.5%
CF Industries Holdings, Inc. (1)	16,729	626,836
Paper Packaging - 2.7%
Avery Dennison Corp.	5,706	651,169
WestRock Co. (1)	42,637	2,660,975

		3,312,144

Total Materials		5,920,907

Real Estate - 5.9%

Hotel & Resort REIT’s - 2.0%
Host Hotels & Resorts, Inc. (1)	126,191	2,497,320
Industrial REIT’s - 0.5%
Prologis, Inc.	10,453	692,302
Office REIT’s - 0.5%
Alexandria Real Estate Equities, Inc. (1)	4,683	595,022
Residential REIT’s - 1.9%
UDR, Inc. (1)	15,297	601,631
Essex Property Trust, Inc. (1)	7,265	1,794,382

		2,396,013
Retail REIT’s - 0.5%
Kimco Realty Corp. (1)	30,936	572,935
Specialized REIT’s - 0.5%
Crown Castle International Corp.	6,090	688,170

Total Real Estate		7,441,762

Telecommunication Services - 4.5%

Integrated Telecommunication Services - 4.5%
AT&T, Inc. (1)	60,818	2,212,559
Verizon Communications, Inc. (1)	66,175	3,367,645

Total Telecommunication Services		5,580,204

Utilities - 6.9%

Electric Utilities - 4.1%
American Electric Power Co., Inc. (1)	35,489	2,755,011
Exelon Corp.	56,018	2,336,511

		5,091,522

Independent Power Producers & Energy Traders - 0.7%
AES Corp. (1)	79,364	839,671
Multi-Utilities - 2.1%
Ameren Corp. (1)	27,860	1,781,926
CenterPoint Energy, Inc. (1)	29,445	883,644

		2,665,570

Total Utilities		8,596,763

Total Common Stocks (identified cost $91,978,073)		122,386,309

Short-Term Investments - 46.4%

Collateral Pool Investments for Securities on Loan - 44.6%
Collateral pool allocation (3)		55,581,468
Mutual Funds - 1.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	2,283,892	2,284,121

Total Short-Term Investments (identified cost $57,865,374)		57,865,589

Total Investments - 144.5% (identified cost $149,843,447)		180,251,898
Other Assets and Liabilities - (44.5)%		(55,547,995)

Total Net Assets - 100.0%		$124,703,903

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Amount	Value
Common Stocks - 99.1%

Consumer Discretionary - 7.8%

Apparel Retail - 0.7%
Gap, Inc. (1)	74,909	$2,420,310
Apparel, Accessories & Luxury Goods - 0.3%
Michael Kors Holdings, Ltd. (1) (2)	17,397	1,016,681
Auto Parts & Equipment - 1.8%
Lear Corp. (1)	35,687	6,455,421
Broadcasting - 0.4%
AMC Networks, Inc., Class A (1) (2)	30,445	1,569,135
Cable & Satellite - 1.6%
Comcast Corp., Class A (1)	155,619	5,841,937
Department Stores - 0.3%
Kohl’s Corp. (1)	19,708	945,393
Home Improvement Retail - 1.6%
Lowe’s Cos., Inc. (1)	67,463	5,624,390
Hotels, Resorts & Cruise Lines - 1.1%
Wyndham Worldwide Corp. (1)	35,523	3,992,430

Total Consumer Discretionary		27,865,697

Consumer Staples - 7.5%

Agricultural Products - 0.9%
Bunge, Ltd. (1)	47,024	3,146,376
Drug Retail - 2.3%
CVS Health Corp. (1)	108,963	8,346,566
Hypermarkets & Super Centers - 3.0%
Wal-Mart Stores, Inc. (1)	111,075	10,799,822
Packaged Foods & Meats - 0.6%
J. M. Smucker Co. (1)	16,262	1,897,287
Soft Drinks - 0.7%
Dr. Pepper Snapple Group, Inc. (1)	27,988	2,524,238

Total Consumer Staples		26,714,289

Energy - 9.7%

Integrated Oil & Gas - 3.4%
Chevron Corp. (1)	102,945	12,249,426
Oil & Gas-Equipment & Services - 0.9%
National Oilwell Varco, Inc. (1)	95,800	3,214,090
Oil & Gas-Exploration & Production - 1.5%
ConocoPhillips	103,411	5,261,552
Oil & Gas-Refining & Marketing - 3.9%
Marathon Petroleum Corp. (1)	93,710	5,869,057
Valero Energy Corp. (1)	94,081	8,055,215

		13,924,272

Total Energy		34,649,340

Financials - 24.6%

Asset Management & Custody Banks - 1.4%
Northern Trust Corp.	26,947	2,634,878
State Street Corp.	23,960	2,284,586

		4,919,464

Consumer Finance - 4.0%
American Express Co. (1)	26,937	2,632,014
Capital One Financial Corp. (1)	44,130	4,059,960
Synchrony Financial (1)	211,213	7,580,435

		14,272,409
Diversified Banks - 10.8%
Bank of America Corp. (1)	518,631	14,609,835
Citigroup, Inc. (1)	170,719	12,889,285
Wells Fargo & Co. (1)	196,835	11,115,272

		38,614,392
Life & Health Insurance - 3.8%
Prudential Financial, Inc. (1)	61,455	7,118,947
Unum Group (1)	117,857	6,673,064

		13,792,011
Multi-Line Insurance - 1.3%
American International Group, Inc. (1)	78,138	4,685,154
Property & Casualty Insurance - 2.1%
Allstate Corp. (1)	74,246	7,622,094
Regional Banks - 1.2%
PNC Financial Services Group, Inc. (1)	30,699	4,315,051

Total Financials		88,220,575

Healthcare - 13.8%

Biotechnology - 3.0%
AbbVie, Inc. (1)	66,905	6,484,433
Amgen, Inc.	16,905	2,969,532
Celgene Corp. (1) (2)	11,590	1,168,620

		10,622,585
Healthcare Equipment - 2.1%
Baxter International, Inc. (1)	45,678	2,993,279
Hill-Rom Holdings, Inc. (1)	24,539	2,074,772
Medtronic PLC	32,160	2,641,301

		7,709,352
Managed Healthcare - 0.6%
Cigna Corp. (1)	10,548	2,233,328
Pharmaceuticals - 8.1%
Eli Lilly & Co. (1)	69,576	5,888,913
Johnson & Johnson (1)	58,213	8,110,817
Merck & Co., Inc.	52,692	2,912,287
Pfizer, Inc. (1)	331,538	12,021,568

		28,933,585

Total Healthcare		49,498,850

Industrials - 11.7%

Aerospace & Defense - 4.4%
Boeing Co.	22,668	6,274,502
Huntington Ingalls Industries, Inc. (1)	18,943	4,577,955
Spirit AeroSystems Holdings, Inc., Class A (1)	58,405	4,920,621

		15,773,078
Air Freight & Logistics - 0.5%
FedEx Corp.	7,784	1,801,685
Airlines - 1.7%
Southwest Airlines Co. (1)	99,821	6,056,140
Building Products - 1.6%
Owens Corning (1)	66,452	5,871,034
Construction Machinery & Heavy Trucks - 2.1%
Allison Transmission Holdings, Inc. (1)	24,249	995,179
Cummins, Inc. (1)	38,739	6,484,909

		7,480,088

Trading Companies & Distributors - 1.4%
United Rentals, Inc. (1) (2)	30,816	4,914,536

Total Industrials		41,896,561

Information Technology - 6.3%

Communications Equipment - 3.2%
Cisco Systems, Inc. (1)	173,916	6,487,067
F5 Networks, Inc. (1) (2)	37,683	5,057,058

		11,544,125
Semiconductor Equipment - 3.1%
Applied Materials, Inc.	94,041	4,962,544
Lam Research Corp. (1)	30,859	5,935,111

		10,897,655

Total Information Technology		22,441,780

Materials - 4.0%

Metal & Glass Containers - 1.7%
Berry Global Group, Inc. (1) (2)	100,162	5,986,683
Paper Packaging - 1.5%
WestRock Co. (1)	86,038	5,369,632
Steel - 0.8%
Steel Dynamics, Inc. (1)	80,033	3,081,270

Total Materials		14,437,585

Real Estate - 6.2%

Office REIT’s - 3.3%
Boston Properties, Inc. (1)	48,768	6,114,532
Highwoods Properties, Inc.	68,486	3,478,404
Kilroy Realty Corp. (1)	29,622	2,232,906

		11,825,842
Residential REIT’s - 1.5%
Essex Property Trust, Inc. (1)	21,742	5,370,057
Specialized REIT’s - 1.4%
Equinix, Inc. (1)	11,204	5,204,146

Total Real Estate		22,400,045

Utilities - 7.5%

Electric Utilities - 5.6%
American Electric Power Co., Inc. (1)	97,075	7,535,932
Entergy Corp. (1)	58,442	5,054,064
Exelon Corp.	180,380	7,523,650

		20,113,646
Multi-Utilities - 1.9%
Ameren Corp. (1)	108,563	6,943,690

Total Utilities		27,057,336

Total Common Stocks (identified cost $276,993,259)		355,182,058

Short-Term Investments - 44.3%

Collateral Pool Investments for Securities on Loan - 43.2%
Collateral pool allocation (3)		154,618,137
Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	4,114,223	4,114,635

Total Short-Term Investments (identified cost $158,732,440)		158,732,772

Total Investments - 143.4% (identified cost $435,725,699)		513,914,830
Other Assets and Liabilities - (43.4)%		(155,597,513)

Total Net Assets - 100.0%		$358,317,317

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.4%

Consumer Discretionary - 15.0%

Apparel Retail - 0.8%
Burlington Stores, Inc. (1) (2)	28,118	$2,990,912
Broadcasting - 0.8%
AMC Networks, Inc., Class A (1) (2)	58,117	2,995,350
Cable & Satellite - 4.5%
Comcast Corp., Class A (1)	274,992	10,323,200
Sirius XM Holdings, Inc. (1)	1,209,493	6,652,211

		16,975,411
Home Improvement Retail - 0.9%
Home Depot, Inc.	18,382	3,305,451
Hotels, Resorts & Cruise Lines - 2.1%
Royal Caribbean Cruises, Ltd. (1)	38,611	4,783,131
Wyndham Worldwide Corp. (1)	30,699	3,450,260

		8,233,391
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc. (1) (2)	14,489	17,049,931
Leisure Facilities - 0.9%
Vail Resorts, Inc. (1)	16,288	3,667,406
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (1) (2)	39,788	1,805,580

Total Consumer Discretionary		57,023,432

Consumer Staples - 3.7%

Personal Products - 1.9%
Estee Lauder Cos., Inc., Class A (1)	56,957	7,109,942
Soft Drinks - 1.8%
Dr. Pepper Snapple Group, Inc. (1)	29,646	2,673,773
PepsiCo, Inc. (1)	37,848	4,410,049

		7,083,822

Total Consumer Staples		14,193,764

Financials - 6.5%

Consumer Finance - 1.9%
American Express Co. (1)	75,086	7,336,653
Diversified Banks - 1.4%
U.S. Bancorp (1)	95,830	5,285,025
Financial Exchanges & Data - 1.4%
MSCI, Inc. (1)	21,971	2,827,668
S&P Global, Inc. (1)	14,745	2,440,002

		5,267,670
Property & Casualty Insurance - 1.8%
Allstate Corp. (1)	66,359	6,812,415

Total Financials		24,701,763

Healthcare - 16.2%

Biotechnology - 5.8%
AbbVie, Inc.	86,760	8,408,779
Amgen, Inc.	37,740	6,629,409
Celgene Corp. (1) (2)	67,781	6,834,358

		21,872,546

Healthcare Equipment - 0.8%
Masimo Corp. (1) (2)	34,533	3,067,912
Healthcare Supplies - 2.6%
Align Technology, Inc. (1) (2)	23,833	6,217,553
Cooper Cos., Inc.	15,051	3,630,000

		9,847,553
Healthcare Technology - 0.4%
Veeva Systems, Inc., Class A (1) (2)	27,730	1,669,623
Managed Healthcare - 3.7%
Cigna Corp.	37,279	7,893,083
UnitedHealth Group, Inc. (1)	18,514	4,224,339
WellCare Health Plans, Inc. (1) (2)	9,831	2,093,905

		14,211,327
Pharmaceuticals - 2.9%
Eli Lilly & Co. (1)	100,979	8,546,863
Johnson & Johnson	17,436	2,429,358

		10,976,221

Total Healthcare		61,645,182

Industrials - 12.7%

Aerospace & Defense - 5.2%
Boeing Co. (1)	43,362	12,002,601
Huntington Ingalls Industries, Inc.	31,510	7,615,022

		19,617,623
Agricultural & Farm Machinery - 1.0%
Toro Co. (1)	58,413	3,811,448
Airlines - 1.8%
Southwest Airlines Co.	112,159	6,804,687
Building Products - 1.5%
Owens Corning (1)	66,684	5,891,531
Construction Machinery & Heavy Trucks - 2.5%
Caterpillar, Inc. (1)	67,183	9,482,881
Electrical Components & Equipment - 0.7%
Rockwell Automation, Inc. (1)	13,203	2,549,235

Total Industrials		48,157,405

Information Technology - 35.4%

Application Software - 4.7%
Adobe Systems, Inc. (2)	45,874	8,324,755
Cadence Design Systems, Inc. (1) (2)	158,864	6,975,718
Synopsys, Inc. (1) (2)	27,127	2,451,738

		17,752,211
Communications Equipment - 1.5%
F5 Networks, Inc. (1) (2)	30,486	4,091,221
Palo Alto Networks, Inc. (1) (2)	12,490	1,820,418

		5,911,639
Data Processing & Outsourced Services - 6.3%
Alliance Data Systems Corp. (1)	26,262	6,283,709
MasterCard, Inc., Class A	77,278	11,628,020
Visa, Inc., Class A (1)	53,146	5,983,708

		23,895,437
Internet Software & Services - 6.4%
Alphabet, Inc., Class A (2)	5,023	5,204,682
Alphabet, Inc., Class C (1) (2)	12,716	12,988,250
Facebook, Inc., Class A (1) (2)	34,757	6,158,245

		24,351,177

Semiconductor Equipment - 3.3%
Applied Materials, Inc.	118,424	6,249,234
Lam Research Corp. (1)	33,702	6,481,906

		12,731,140
Semiconductors - 0.6%
Skyworks Solutions, Inc. (1)	21,202	2,220,697
Systems Software - 7.4%
Microsoft Corp.	202,921	17,079,861
Oracle Corp. (1)	61,227	3,003,797
Red Hat, Inc. (1) (2)	63,398	8,036,330

		28,119,988
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	114,029	19,595,884

Total Information Technology		134,578,173

Materials - 2.6%

Metal & Glass Containers - 1.9%
Berry Global Group, Inc. (2)	118,196	7,064,575
Paper Packaging - 0.7%
Avery Dennison Corp. (1)	23,769	2,712,518

Total Materials		9,777,093

Real Estate - 5.1%

Office REIT’s - 2.3%
Alexandria Real Estate Equities, Inc. (1)	34,836	4,426,262
Douglas Emmett, Inc. (1)	102,815	4,144,473

		8,570,735
Residential REIT’s - 0.4%
Essex Property Trust, Inc. (1)	6,788	1,676,568
Specialized REIT’s - 2.4%
EPR Properties (1)	30,263	2,052,437
Equinix, Inc. (1)	15,107	7,017,050

		9,069,487

Total Real Estate		19,316,790

Telecommunication Services - 1.2%

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc. (1) (2)	71,313	4,355,085

Total Common Stocks (identified cost $265,908,913)		373,748,687

Short-Term Investments - 41.3%

Collateral Pool Investments for Securities on Loan - 39.7%
Collateral pool allocation (3)		150,841,734
Mutual Funds - 1.6%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	5,982,044	5,982,642

Total Short-Term Investments (identified cost $156,824,089)		156,824,376

Total Investments - 139.7% (identified cost $422,733,002)		530,573,063
Other Assets and Liabilities - (39.7)%		(150,899,292)

Total Net Assets - 100.0%		$379,673,771

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.6%

Consumer Discretionary - 11.2%

Apparel, Accessories & Luxury Goods - 1.5%
PVH Corp.	25,200	$3,390,660
Auto Parts & Equipment - 1.7%
Lear Corp. (1)	20,640	3,733,570
Broadcasting - 0.9%
AMC Networks, Inc., Class A (1) (2)	38,891	2,004,442
Department Stores - 1.3%
Kohl’s Corp. (1)	61,256	2,938,450
Homefurnishing Retail - 0.8%
Bed Bath & Beyond, Inc. (1)	78,992	1,768,631
Hotels, Resorts & Cruise Lines - 1.4%
Royal Caribbean Cruises, Ltd. (1)	24,274	3,007,063
Leisure Products - 1.2%
Brunswick Corp. (1)	46,506	2,574,107
Specialized Consumer Services - 1.5%
ServiceMaster Global Holdings, Inc. (2)	65,977	3,224,956
Specialty Stores - 0.9%
Sally Beauty Holdings, Inc. (1) (2)	111,091	1,894,101

Total Consumer Discretionary		24,535,980

Consumer Staples - 4.7%

Agricultural Products - 1.8%
Bunge, Ltd.	27,562	1,844,174
Ingredion, Inc.	16,284	2,255,008

		4,099,182
Food Distributors - 1.3%
Sysco Corp. (1)	48,673	2,809,892
Packaged Foods & Meats - 1.6%
Tyson Foods, Inc., Class A (1)	42,129	3,465,110

Total Consumer Staples		10,374,184

Energy - 7.2%

Oil & Gas-Exploration & Production - 3.3%
Cimarex Energy Co. (1)	27,536	3,197,205
Diamondback Energy, Inc. (1) (2)	21,877	2,391,375
Parsley Energy, Inc., Class A (1) (2)	61,116	1,641,576

		7,230,156
Oil & Gas-Refining & Marketing - 2.7%
Marathon Petroleum Corp.	49,559	3,103,880
Valero Energy Corp. (1)	32,456	2,778,883

		5,882,763
Oil & Gas-Storage & Transportation - 1.2%
Williams Cos., Inc. (1)	88,105	2,559,450

Total Energy		15,672,369

Financials - 19.2%

Asset Management & Custody Banks - 2.9%
Ameriprise Financial, Inc.	22,302	3,640,355
Northern Trust Corp.	28,047	2,742,436

		6,382,791

Consumer Finance - 2.3%
Discover Financial Services (1)	40,732	2,875,679
Synchrony Financial	61,747	2,216,100

		5,091,779
Investment Banking & Brokerage - 1.3%
E*TRADE Financial Corp. (1) (2)	59,889	2,883,057
Life & Health Insurance - 2.5%
Lincoln National Corp. (1)	29,155	2,231,815
Unum Group	56,191	3,181,535

		5,413,350
Multi-Line Insurance - 1.6%
Hartford Financial Services Group, Inc. (1)	60,241	3,460,243
Property & Casualty Insurance - 1.0%
Aspen Insurance Holdings, Ltd.	55,057	2,257,337
Regional Banks - 6.4%
Comerica, Inc. (1)	31,894	2,657,089
East West Bancorp, Inc. (1)	36,944	2,273,534
Regions Financial Corp. (1)	184,287	3,057,321
SunTrust Banks, Inc. (1)	49,416	3,045,508
TCF Financial Corp.	146,926	2,984,067

		14,017,519
Reinsurance - 1.2%
Everest Re Group, Ltd. (1)	11,460	2,516,616

Total Financials		42,022,692

Healthcare - 4.9%

Biotechnology - 0.8%
United Therapeutics Corp. (1) (2)	13,276	1,725,747
Healthcare Equipment - 2.5%
Hill-Rom Holdings, Inc. (1)	37,264	3,150,671
Zimmer Biomet Holdings, Inc. (1)	19,528	2,286,729

		5,437,400
Managed Healthcare - 1.6%
Centene Corp. (2)	35,359	3,609,801

Total Healthcare		10,772,948

Industrials - 15.3%

Aerospace & Defense - 1.8%
Spirit AeroSystems Holdings, Inc., Class A (1)	46,396	3,908,863
Airlines - 1.3%
JetBlue Airways Corp. (1) (2)	128,106	2,750,436
Building Products - 1.7%
Owens Corning (1)	43,075	3,805,676
Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc.	49,155	3,226,043
Construction Machinery & Heavy Trucks - 2.2%
Allison Transmission Holdings, Inc. (1)	54,078	2,219,361
Cummins, Inc. (1)	15,526	2,599,052

		4,818,413
Electrical Components & Equipment - 1.1%
Regal Beloit Corp. (1)	31,867	2,452,166
Environmental & Facilities Services - 1.5%
Republic Services, Inc. (1)	49,204	3,195,308
Human Resource & Employment Services - 1.5%
Robert Half International, Inc. (1)	58,547	3,339,521

Trading Companies & Distributors - 1.3%
United Rentals, Inc. (2)	18,207	2,903,652
Trucking - 1.4%
Ryder System, Inc. (1)	37,145	3,063,719

Total Industrials		33,463,797

Information Technology - 8.4%

Application Software - 1.0%
Citrix Systems, Inc. (1) (2)	26,121	2,288,983
Data Processing & Outsourced Services - 0.9%
Alliance Data Systems Corp. (1)	7,764	1,857,692
Electronic Equipment & Instruments - 1.4%
FLIR Systems, Inc.	64,649	3,011,351
Electronic Manufacturing Services - 1.3%
Jabil, Inc. (1)	97,854	2,823,088
Semiconductor Equipment - 1.4%
Lam Research Corp. (1)	15,734	3,026,120
Semiconductors - 1.4%
ON Semiconductor Corp. (1) (2)	157,334	3,159,267
Technology Hardware, Storage & Peripherals - 1.0%
Western Digital Corp.	26,926	2,123,384

Total Information Technology		18,289,885

Materials - 4.9%

Commodity Chemicals - 1.0%
Cabot Corp.	37,206	2,278,495
Diversified Chemicals - 1.2%
Eastman Chemical Co. (1)	28,499	2,632,453
Paper Packaging - 2.7%
Avery Dennison Corp.	28,305	3,230,166
WestRock Co.	41,826	2,610,361

		5,840,527

Total Materials		10,751,475

Real Estate - 11.9%

Diversified REIT’s - 1.5%
Liberty Property Trust (1)	74,111	3,326,102
Industrial REIT’s - 1.1%
Prologis, Inc. (1)	37,352	2,473,823
Office REIT’s - 4.3%
Boston Properties, Inc. (1)	26,855	3,367,080
Highwoods Properties, Inc.	57,189	2,904,629
Kilroy Realty Corp. (1)	41,478	3,126,612

		9,398,321
Residential REIT’s - 3.0%
Essex Property Trust, Inc. (1)	14,001	3,458,107
UDR, Inc. (1)	78,083	3,071,004

		6,529,111
Retail REIT’s - 1.0%
Brixmor Property Group, Inc. (1)	113,696	2,054,487
Specialized REIT’s - 1.0%
EPR Properties (1)	33,456	2,268,986

Total Real Estate		26,050,830

Utilities - 10.9%

Electric Utilities - 6.1%
Entergy Corp. (1)	34,824	3,011,579
Great Plains Energy, Inc. (1)	107,748	3,696,834
Pinnacle West Capital Corp. (1)	35,074	3,220,144
Xcel Energy, Inc. (1)	65,713	3,391,448

		13,320,005

Gas Utilities - 1.2%
UGI Corp.	53,561	2,625,025
Multi-Utilities - 3.6%
Ameren Corp. (1)	59,904	3,831,460
Public Service Enterprise Group, Inc. (1)	74,564	3,956,366

		7,787,826

Total Utilities		23,732,856

Total Common Stocks (identified cost $171,599,918)		215,667,016

Short-Term Investments - 47.8%

Collateral Pool Investments for Securities on Loan - 46.3%
Collateral pool allocation (3)		101,434,020
Mutual Funds - 1.5%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	3,247,243	3,247,567

Total Short-Term Investments (identified cost $104,681,263)		104,681,587

Total Investments - 146.4% (identified cost $276,281,181)		320,348,603
Other Assets and Liabilities - (46.4)%		(101,590,450)

Total Net Assets - 100.0%		$218,758,153

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.9%

Consumer Discretionary - 16.6%

Apparel Retail - 1.8%
Burlington Stores, Inc. (2)	20,528	$2,183,563
Auto Parts & Equipment - 1.6%
Lear Corp.	11,005	1,990,694
Casinos & Gaming - 1.5%
Wynn Resorts, Ltd. (1)	11,551	1,825,982
Distributors - 1.4%
LKQ Corp. (2)	43,527	1,715,834
General Merchandise Stores - 2.1%
Dollar Tree, Inc. (2)	25,140	2,583,386
Homebuilding - 1.9%
D.R. Horton, Inc. (1)	44,908	2,290,308
Hotels, Resorts & Cruise Lines - 1.7%
Wyndham Worldwide Corp. (1)	17,774	1,997,620
Internet & Direct Marketing Retail - 1.4%
Expedia, Inc. (1)	13,819	1,692,828
Leisure Products - 1.4%
Brunswick Corp.	30,146	1,668,581
Movies & Entertainment - 1.8%
Live Nation Entertainment, Inc. (1) (2)	46,796	2,123,603

Total Consumer Discretionary		20,072,399

Consumer Staples - 3.1%

Food Distributors - 1.4%
U.S. Foods Holding Corp. (2)	56,664	1,650,056
Food Retail - 1.7%
Sprouts Farmers Market, Inc. (1) (2)	88,078	2,059,263

Total Consumer Staples		3,709,319

Energy - 1.8%

Oil & Gas-Exploration & Production - 1.8%
Diamondback Energy, Inc. (1) (2)	10,549	1,153,111
Newfield Exploration Co. (2)	34,094	1,054,528

Total Energy		2,207,639

Financials - 6.1%

Financial Exchanges & Data - 1.5%
MSCI, Inc.	14,291	1,839,252
Investment Banking & Brokerage - 1.5%
LPL Financial Holdings, Inc. (1)	35,124	1,820,828
Property & Casualty Insurance - 1.6%
Progressive Corp.	37,507	1,994,622
Regional Banks - 1.5%
Citizens Financial Group, Inc.	44,307	1,803,295

Total Financials		7,457,997

Healthcare - 14.8%

Biotechnology - 2.2%
Bioverativ, Inc. (1) (2)	29,992	1,500,200
Exelixis, Inc. (1) (2)	41,085	1,112,581

		2,612,781
Healthcare Equipment - 4.7%
Hill-Rom Holdings, Inc. (1)	24,772	2,094,473
Masimo Corp. (2)	19,692	1,749,437
Varian Medical Systems, Inc. (1) (2)	16,083	1,797,275

		5,641,185
Healthcare Supplies - 1.6%
Align Technology, Inc. (2)	7,535	1,965,731
Life Sciences Tools & Services - 4.9%
Agilent Technologies, Inc.	29,124	2,016,546
Bio-Rad Laboratories, Inc., Class A (1) (2)	8,315	2,255,859
Waters Corp. (1) (2)	8,609	1,697,437

		5,969,842
Managed Healthcare - 1.4%
WellCare Health Plans, Inc. (2)	8,217	1,750,139

Total Healthcare		17,939,678

Industrials - 15.8%

Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	9,227	2,229,889
Air Freight & Logistics - 1.5%
XPO Logistics, Inc. (1) (2)	22,999	1,817,611
Building Products - 3.4%
Fortune Brands Home & Security, Inc. (1)	26,666	1,824,488
Masco Corp.	52,333	2,245,609

		4,070,097
Construction Machinery & Heavy Trucks - 2.7%
Cummins, Inc.	9,371	1,568,705
WABCO Holdings, Inc. (2)	11,130	1,663,379

		3,232,084
Diversified Support Services - 1.5%
KAR Auction Services, Inc.	36,647	1,845,909
Electrical Components & Equipment - 1.6%
Rockwell Automation, Inc.	9,980	1,926,938
Industrial Machinery - 1.5%
Xylem, Inc.	25,669	1,779,889
Trucking - 1.8%
Landstar System, Inc. (1)	21,560	2,224,992

Total Industrials		19,127,409

Information Technology - 29.6%

Application Software - 2.5%
Synopsys, Inc. (2)	17,329	1,566,195
Workday, Inc., Class A (1) (2)	14,513	1,494,839

		3,061,034
Communications Equipment - 1.6%
F5 Networks, Inc. (2)	14,225	1,908,995
Consulting & Other Services - 1.5%
Acxiom Corp. (1) (2)	64,580	1,759,805
Data Processing & Outsourced Services - 4.6%
Euronet Worldwide, Inc. (1) (2)	19,107	1,745,425
Genpact, Ltd. (1)	59,763	1,926,759
MAXIMUS, Inc. (1)	28,178	1,946,536

		5,618,720

Electronic Equipment & Instruments - 1.4%
Zebra Technologies Corp., Class A (1) (2)	15,591	1,719,999
Electronic Manufacturing Services - 1.8%
IPG Photonics Corp. (1) (2)	9,685	2,217,671
Home Entertainment Software - 1.3%
Electronic Arts, Inc. (1) (2)	14,724	1,565,898
Internet Software & Services - 3.0%
GoDaddy, Inc., Class A (1) (2)	36,260	1,764,049
VeriSign, Inc. (1) (2)	15,679	1,804,653

		3,568,702
Semiconductor Equipment - 3.4%
Lam Research Corp. (1)	10,869	2,090,435
Teradyne, Inc. (1)	51,131	2,069,271

		4,159,706
Semiconductors - 3.1%
Maxim Integrated Products, Inc. (1)	30,864	1,615,113
ON Semiconductor Corp. (1) (2)	108,594	2,180,568

		3,795,681
Systems Software - 5.4%
Fortinet, Inc. (1) (2)	50,818	2,137,405
Red Hat, Inc. (1) (2)	20,421	2,588,566
Tableau Software, Inc., Class A (1) (2)	25,384	1,784,495

		6,510,466

Total Information Technology		35,886,677

Materials - 5.2%

Copper - 1.0%
Freeport-McMoRan, Inc. (2)	90,666	1,262,071
Diversified Chemicals - 1.3%
Huntsman Corp.	49,642	1,586,558
Metal & Glass Containers - 2.9%
Berry Global Group, Inc. (2)	31,352	1,873,909
Owens-Illinois, Inc. (1) (2)	67,894	1,644,393

		3,518,302

Total Materials		6,366,931

Real Estate - 4.7%

Office REIT’s - 2.6%
Boston Properties, Inc. (1)	13,833	1,734,382
Highwoods Properties, Inc.	26,747	1,358,480

		3,092,862
Residential REIT’s - 0.9%
Essex Property Trust, Inc. (1)	4,607	1,137,883
Specialized REIT’s - 1.2%
Equinix, Inc.	3,174	1,474,291

Total Real Estate		5,705,036

Telecommunication Services - 1.2%

Alternative Carriers - 1.2%
Zayo Group Holdings, Inc. (1) (2)	41,603	1,470,250

Total Common Stocks (identified cost $94,148,792)		119,943,335

Short-Term Investments - 49.5%

Collateral Pool Investments for Securities on Loan - 48.4%
Collateral pool allocation (3)		58,661,512

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	1,338,409	1,338,543

Total Short-Term Investments (identified cost $59,999,923)		60,000,055

Total Investments - 148.4% (identified cost $154,148,715)		179,943,390
Other Assets and Liabilities - (48.4)%		(58,692,402)

Total Net Assets - 100.0%		$121,250,988

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 99.2%

Consumer Discretionary - 9.2%

Apparel Retail - 1.7%
DSW, Inc., Class A (1)	13,537	$288,744
Express, Inc. (1) (2)	41,812	407,249
Genesco, Inc. (1) (2)	6,555	203,860
Tailored Brands, Inc. (1)	16,695	281,478

		1,181,331
Apparel, Accessories & Luxury Goods - 0.3%
Perry Ellis International, Inc. (2)	8,468	207,212
Auto Parts & Equipment - 2.8%
Cooper-Standard Holdings, Inc. (1) (2)	5,793	730,323
Dana, Inc.	24,269	801,848
Stoneridge, Inc. (2)	18,479	421,691

		1,953,862
Broadcasting - 0.7%
Gray Television, Inc. (1) (2)	35,140	506,016
Casinos & Gaming - 0.5%
Penn National Gaming, Inc. (1) (2)	12,180	350,297
Education Services - 0.3%
K12, Inc. (1) (2)	11,117	183,875
Footwear - 0.8%
Deckers Outdoor Corp. (1) (2)	7,186	537,010
Homebuilding - 1.1%
KB Home	25,754	807,645
Household Appliances - 0.4%
Helen of Troy, Ltd. (1) (2)	3,400	303,960
Specialty Stores - 0.6%
Hibbett Sports, Inc. (1) (2)	23,268	464,197

Total Consumer Discretionary		6,495,405

Consumer Staples - 1.6%

Agricultural Products - 1.1%
Darling Ingredients, Inc. (1) (2)	44,737	803,029
Packaged Foods & Meats - 0.5%
Dean Foods Co. (1)	30,725	342,891

Total Consumer Staples		1,145,920

Energy - 5.9%

Oil & Gas-Drilling - 0.6%
Rowan Cos. PLC (1) (2)	28,442	411,556
Oil & Gas-Equipment & Services - 2.6%
Archrock, Inc.	26,153	248,453
Exterran Corp. (2)	15,351	470,354
McDermott International, Inc. (2)	80,107	581,577
Newpark Resources, Inc. (1) (2)	32,982	291,891
U.S. Silica Holdings, Inc. (1)	8,258	273,918

		1,866,193
Oil & Gas-Exploration & Production - 1.7%
Bill Barrett Corp. (2)	31,079	181,812
Callon Petroleum Co. (1) (2)	26,574	293,377

Carrizo Oil & Gas, Inc. (1) (2)	7,700	148,841
PDC Energy, Inc. (1) (2)	7,534	346,187
RSP Permian, Inc. (1) (2)	6,087	223,576

		1,193,793
Oil & Gas-Refining & Marketing - 1.0%
Pacific Ethanol, Inc. (2)	52,005	234,022
Renewable Energy Group, Inc. (1) (2)	39,293	445,976

		679,998

Total Energy		4,151,540

Financials - 27.6%

Consumer Finance - 0.5%
Nelnet, Inc., Class A (1)	6,910	370,169
Investment Banking & Brokerage - 0.4%
Stifel Financial Corp. (1)	5,519	310,388
Life & Health Insurance - 2.4%
American Equity Investment Life Holding Co.	24,412	774,592
CNO Financial Group, Inc.	35,561	896,493

		1,671,085
Property & Casualty Insurance - 2.6%
Argo Group International Holdings, Ltd. (1)	10,707	655,804
Employers Holdings, Inc.	9,920	486,080
Safety Insurance Group, Inc.	4,766	392,480
Selective Insurance Group, Inc.	4,421	270,565

		1,804,929
Regional Banks - 17.7%
1st Source Corp. (1)	6,470	332,882
BancFirst Corp. (1)	5,886	334,325
BancorpSouth Bank (1)	22,788	757,701
Bank of Marin Bancorp (1)	2,381	167,741
Banner Corp.	12,232	704,441
Cathay General Bancorp (1)	19,484	845,411
Central Pacific Financial Corp.	18,466	594,605
Customers Bancorp, Inc. (2)	15,468	419,183
Fidelity Southern Corp. (1)	9,540	210,357
Financial Institutions, Inc.	6,404	211,652
Franklin Financial Network, Inc. (1) (2)	6,377	222,876
Great Southern Bancorp, Inc.	2,711	146,530
Hanmi Financial Corp.	17,484	555,117
Heartland Financial USA, Inc.	9,986	504,293
Heritage Financial Corp. (1)	14,801	481,773
Hilltop Holdings, Inc.	29,158	725,159
IBERIABANK Corp.	8,465	658,154
Independent Bank Corp.	7,545	169,008
International Bancshares Corp.	5,295	218,419
Peapack Gladstone Financial Corp.	5,054	178,052
Peoples Bancorp, Inc.	4,944	167,404
Preferred Bank	8,687	543,806
S&T Bancorp, Inc. (1)	4,379	182,867
Sandy Spring Bancorp, Inc.	8,319	327,685
TriCo Bancshares (1)	8,434	354,481
Umpqua Holdings Corp.	43,092	952,764
United Community Banks, Inc.	26,128	750,919
Wintrust Financial Corp.	9,913	831,205

		12,548,810
Thrifts & Mortgage Finance - 4.0%
First Defiance Financial Corp.	3,419	185,754
HomeStreet, Inc. (1) (2)	7,965	242,933
NMI Holdings, Inc., Class A (1) (2)	39,429	672,264
TrustCo Bank Corp.	37,839	353,795
Walker & Dunlop, Inc. (2)	11,781	580,568
Washington Federal, Inc. (1)	22,638	787,802

		2,823,116

Total Financials		19,528,497

Healthcare - 9.3%

Biotechnology - 2.5%
Emergent BioSolutions, Inc. (1) (2)	10,837	476,070
Enanta Pharmaceuticals, Inc. (1) (2)	8,841	439,044
Myriad Genetics, Inc. (1) (2)	17,867	618,734
PDL BioPharma, Inc. (2)	88,423	257,311

		1,791,159

Healthcare Equipment - 3.1%
Analogic Corp.	7,375	610,650
AngioDynamics, Inc. (2)	12,342	212,036
Integer Holdings Corp. (2)	11,868	575,005
Natus Medical, Inc. (2)	9,408	376,790
Orthofix International NV (2)	7,538	408,710

		2,183,191

Healthcare Supplies - 0.7%
Merit Medical Systems, Inc. (1) (2)	10,921	474,517
Healthcare Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (1) (2)	31,382	448,763
Life Sciences Tools & Services - 0.7%
Luminex Corp.	21,541	460,116
Managed Healthcare - 0.3%
Triple-S Management Corp., Class B (2)	7,567	215,054
Pharmaceuticals - 1.4%
Innoviva, Inc. (1) (2)	19,220	252,166
Phibro Animal Health Corp., Class A	14,374	498,778
Sucampo Pharmaceuticals, Inc., Class A (1) (2)	19,302	245,135

		996,079

Total Healthcare		6,568,879

Industrials - 13.5%

Aerospace & Defense - 1.4%
KLX, Inc. (1) (2)	6,141	344,572
Moog, Inc., Class A (2)	8,002	673,048

		1,017,620

Airlines - 0.6%
Hawaiian Holdings, Inc.	9,629	415,491
Construction & Engineering - 1.0%
EMCOR Group, Inc.	8,644	698,176
Construction Machinery & Heavy Trucks - 0.3%
Wabash National Corp. (1)	9,948	200,452
Human Resource & Employment Services - 1.0%
TrueBlue, Inc. (2)	24,063	684,592
Industrial Machinery - 1.9%
Columbus McKinnon Corp. (1)	7,638	305,062
EnPro Industries, Inc.	5,143	444,201
Global Brass & Copper Holdings, Inc. (1)	7,534	260,676
Hyster-Yale Materials Handling, Inc.	3,614	306,576

		1,316,515

Office Services & Supplies - 1.9%
ACCO Brands Corp. (2)	41,299	543,082
Herman Miller, Inc.	15,573	556,735
Kimball International, Inc., Class B	13,286	246,322

		1,346,139

Research & Consulting Services - 1.1%
Navigant Consulting, Inc. (2)	13,387	256,896
RPX Corp.	41,540	547,913

		804,809

Security & Alarm Services - 0.6%
Brink’s Co. (1)	5,222	422,199
Trading Companies & Distributors - 1.8%
Aircastle, Ltd. (1)	25,999	636,975
Rush Enterprises, Inc., Class A (1) (2)	13,191	642,534

		1,279,509

Trucking - 1.9%
ArcBest Corp. (1)	19,466	736,788
Covenant Transportation Group, Inc., Class A (2)	11,822	354,187
Marten Transport, Ltd.	14,044	282,987

		1,373,962

Total Industrials		9,559,464

Information Technology - 8.7%

Data Processing & Outsourced Services - 1.6%
Convergys Corp. (1)	22,130	546,168
Travelport Worldwide, Ltd.	43,481	582,211

		1,128,379

Electronic Components - 1.8%
Rogers Corp. (2)	3,807	613,308
Vishay Intertechnology, Inc. (1)	30,636	670,928

		1,284,236

Electronic Manufacturing Services - 0.9%
Benchmark Electronics, Inc. (2)	19,763	602,772
Internet Software & Services - 0.3%
XO Group, Inc. (2)	10,385	200,742
Semiconductor Equipment - 1.9%
Cohu, Inc.	18,741	426,545
Entegris, Inc.	19,112	579,094
Rudolph Technologies, Inc. (2)	15,410	374,463

		1,380,102

Semiconductors - 0.8%
Diodes, Inc. (2)	18,498	541,991
Systems Software - 0.9%
Progress Software Corp. (1)	15,494	640,522
Technology Distributors - 0.5%
ScanSource, Inc. (2)	9,913	356,868

Total Information Technology		6,135,612

Materials - 6.9%

Aluminum - 0.8%
Kaiser Aluminum Corp.	6,180	598,595
Commodity Chemicals - 1.5%
Koppers Holdings, Inc. (2)	12,514	624,449
Trinseo SA	5,410	399,258

		1,023,707

Forest Products - 1.8%
Boise Cascade Co.	18,867	726,379
Louisiana-Pacific Corp. (2)	20,277	559,848

		1,286,227

Specialty Chemicals - 2.8%
A Schulman, Inc. (1)	5,651	214,455
Kraton Corp. (2)	13,486	634,516
Minerals Technologies, Inc.	7,808	565,690
Stepan Co. (1)	7,047	585,676

		2,000,337

Total Materials		4,908,866

Real Estate - 9.5%

Diversified REIT’s - 0.8%
American Assets Trust, Inc.	15,229	599,414
Hotel & Resort REIT’s - 3.5%
Chesapeake Lodging Trust (1)	24,384	703,235
Hersha Hospitality Trust (1)	30,706	538,890
Sunstone Hotel Investors, Inc. (1)	30,127	503,422
Xenia Hotels & Resorts, Inc. (1)	32,445	713,466

		2,459,013
Industrial REIT’s - 1.9%
DCT Industrial Trust, Inc.	9,329	561,046
First Industrial Realty Trust, Inc.	24,105	784,618

		1,345,664
Office REIT’s - 0.9%
Mack-Cali Realty Corp.	27,209	602,135
Residential REIT’s - 1.0%
Preferred Apartment Communities, Inc., Class A (1)	33,263	707,171
Retail REIT’s - 0.3%
Saul Centers, Inc. (1)	3,433	221,566
Specialized REIT’s - 1.1%
Pebblebrook Hotel Trust	20,024	770,323

Total Real Estate		6,705,286

Telecommunication Services - 0.5%

Alternative Carriers - 0.5%
Iridium Communications, Inc. (1) (2)	27,182	335,698

Utilities - 6.5%

Electric Utilities - 4.0%
El Paso Electric Co.	13,211	804,550
IDACORP, Inc.	2,506	247,618
PNM Resources, Inc.	19,268	876,694
Portland General Electric Co.	17,864	886,769

		2,815,631
Gas Utilities - 1.1%
Southwest Gas Holdings, Inc.	9,575	822,876
Multi-Utilities - 1.4%
Black Hills Corp. (1)	3,471	203,088
NorthWestern Corp. (1)	12,447	799,844

		1,002,932

Total Utilities		4,641,439

Total Common Stocks (identified cost $58,509,095)		70,176,606

Short-Term Investments - 18.1%

Collateral Pool Investments for Securities on Loan - 17.0%
Collateral pool allocation (3)		11,987,594
Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	805,378	805,459

Total Short-Term Investments (identified cost $12,792,983)		12,793,053

Total Investments - 117.3% (identified cost $71,302,078)		82,969,659
Other Assets and Liabilities - (17.3)%		(12,250,439)

Total Net Assets - 100.0%		$70,719,220

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.0%

Consumer Discretionary - 10.8%

Apparel Retail - 1.1%
DSW, Inc., Class A (1)	5,078	$108,314
Express, Inc. (1) (2)	9,306	90,640
Francesca’s Holdings Corp. (1) (2)	5,706	42,339

		241,293
Apparel, Accessories & Luxury Goods - 0.4%
Movado Group, Inc.	3,452	101,316
Auto Parts & Equipment - 2.9%
Cooper-Standard Holdings, Inc. (2)	1,445	182,171
Dana, Inc. (1)	8,062	266,369
Tenneco, Inc.	3,559	211,440

		659,980
Broadcasting - 0.6%
Gray Television, Inc. (1) (2)	9,828	141,523
Casinos & Gaming - 1.1%
Penn National Gaming, Inc. (1) (2)	3,489	100,343
Pinnacle Entertainment, Inc. (1) (2)	4,610	141,435

		241,778
Education Services - 0.4%
American Public Education, Inc. (2)	3,643	97,815
Footwear - 1.0%
Deckers Outdoor Corp. (1) (2)	1,088	81,306
Steven Madden, Ltd. (1) (2)	3,320	141,930

		223,236
General Merchandise Stores - 0.4%
Big Lots, Inc. (1)	1,380	81,558
Homebuilding - 1.1%
KB Home (1)	7,922	248,434
Homefurnishing Retail - 0.3%
Haverty Furniture Cos., Inc. (1)	2,525	60,979
Household Appliances - 0.4%
Helen of Troy, Ltd. (1) (2)	1,079	96,463
Leisure Products - 0.6%
Malibu Boats, Inc., Class A (1) (2)	4,573	142,952
Restaurants - 0.5%
BJ’s Restaurants, Inc.	3,123	111,647

Total Consumer Discretionary		2,448,974

Consumer Staples - 2.4%

Agricultural Products - 1.0%
Darling Ingredients, Inc. (1) (2)	12,352	221,719
Food Distributors - 0.4%
Chefs’ Warehouse, Inc. (1) (2)	2,740	55,485
SpartanNash Co. (1)	1,749	44,337

		99,822
Packaged Foods & Meats - 1.0%
Sanderson Farms, Inc. (1)	1,373	232,984

Total Consumer Staples		554,525

Energy - 2.2%

Oil & Gas-Drilling - 0.7%
Rowan Cos. PLC (1) (2)	10,257	148,419
Oil & Gas-Equipment & Services - 1.2%
McDermott International, Inc. (2)	26,757	194,256
U.S. Silica Holdings, Inc. (1)	2,225	73,803

		268,059
Oil & Gas-Refining & Marketing - 0.3%
Renewable Energy Group, Inc. (1) (2)	6,840	77,634

Total Energy		494,112

Financials - 15.3%

Consumer Finance - 0.5%
Nelnet, Inc., Class A	2,084	111,640
Investment Banking & Brokerage - 0.5%
Evercore Inc., Class A (1)	1,260	109,431
Life & Health Insurance - 3.0%
American Equity Investment Life Holding Co.	5,854	185,747
CNO Financial Group, Inc. (1)	8,722	219,882
Primerica, Inc. (1)	2,586	268,944

		674,573
Property & Casualty Insurance - 1.1%
Argo Group International Holdings, Ltd.	794	48,633
Employers Holdings, Inc.	4,223	206,927

		255,560
Regional Banks - 7.6%
1st Source Corp. (1)	2,098	107,942
BancFirst Corp.	1,849	105,023
BancorpSouth Bank (1)	3,030	100,748
Cathay General Bancorp (1)	4,609	199,985
Central Pacific Financial Corp.	5,707	183,765
First Financial Corp.	1,310	63,142
Hanmi Financial Corp.	4,994	158,559
Heartland Financial USA, Inc.	1,922	97,061
Heritage Financial Corp. (1)	3,470	112,949
Hilltop Holdings, Inc. (1)	8,137	202,367
Preferred Bank (1)	2,994	187,424
TriCo Bancshares	2,860	120,206
Umpqua Holdings Corp.	4,628	102,325

		1,741,496
Thrifts & Mortgage Finance - 2.6%
NMI Holdings, Inc., Class A (2)	5,769	98,362
TrustCo Bank Corp. (1)	12,558	117,417
Walker & Dunlop, Inc. (1) (2)	3,958	195,050
Washington Federal, Inc. (1)	5,464	190,147

		600,976

Total Financials		3,493,676

Healthcare - 17.2%

Biotechnology - 2.7%
BioSpecifics Technologies Corp. (2)	1,476	66,272
Emergent BioSolutions, Inc. (1) (2)	4,195	184,286
Genomic Health, Inc. (1) (2)	3,716	112,558
Ironwood Pharmaceuticals, Inc. (1) (2)	2,734	47,216
Myriad Genetics, Inc. (1) (2)	4,425	153,238
Sangamo Therapeutics, Inc. (1) (2)	3,760	60,912

		624,482
Healthcare Equipment - 5.1%
Analogic Corp.	820	67,896
Cardiovascular Systems, Inc. (1) (2)	3,860	96,732
Cutera, Inc. (2)	2,121	87,067

Globus Medical, Inc., Class A (1) (2)	5,633	214,110
Inogen, Inc. (1) (2)	1,505	193,754
Integer Holdings Corp. (1) (2)	3,153	152,763
K2M Group Holdings, Inc. (1) (2)	5,353	105,240
LeMaitre Vascular, Inc. (1)	3,191	105,080
Masimo Corp. (2)	1,598	141,966

		1,164,608
Healthcare Supplies - 1.2%
Anika Therapeutics, Inc. (1) (2)	1,526	84,113
Lantheus Holdings, Inc. (1) (2)	2,840	63,616
OraSure Technologies, Inc. (1) (2)	7,171	118,680

		266,409
Healthcare Technology - 1.0%
HealthStream, Inc. (2)	4,706	111,909
Medidata Solutions, Inc. (1) (2)	1,796	119,685

		231,594
Life Sciences Tools & Services - 1.7%
Cambrex Corp. (1) (2)	3,165	154,610
PRA Health Sciences, Inc. (1) (2)	2,733	225,117

		379,727
Managed Healthcare - 0.6%
Magellan Health, Inc. (2)	1,485	125,483
Pharmaceuticals - 4.9%
Catalent, Inc. (1) (2)	4,585	182,437
Corcept Therapeutics, Inc. (1) (2)	10,806	193,860
Heska Corp. (1) (2)	1,032	88,576
Innoviva, Inc. (1) (2)	9,659	126,726
Intersect ENT, Inc. (2)	3,023	92,353
Pacira Pharmaceuticals, Inc. (2)	3,581	165,442
Phibro Animal Health Corp., Class A	3,940	136,718
Supernus Pharmaceuticals, Inc. (1) (2)	3,561	134,606

		1,120,718

Total Healthcare		3,913,021

Industrials - 16.7%

Airlines - 0.8%
Hawaiian Holdings, Inc.	4,379	188,954
Building Products - 0.6%
American Woodmark Corp. (1) (2)	1,463	145,715
Construction & Engineering - 1.1%
EMCOR Group, Inc.	2,944	237,787
Construction Machinery & Heavy Trucks - 1.7%
Greenbrier Cos., Inc. (1)	3,965	198,250
Wabash National Corp. (1)	8,937	180,080

		378,330
Environmental & Facilities Services - 0.2%
SP Plus Corp. (2)	1,416	55,507
Human Resource & Employment Services - 1.1%
TrueBlue, Inc. (2)	8,475	241,114
Industrial Machinery - 3.6%
Briggs & Stratton Corp.	5,915	147,284
Chart Industries, Inc. (1) (2)	3,316	161,423
EnPro Industries, Inc.	1,882	162,548
Global Brass & Copper Holdings, Inc.	2,827	97,814
Hyster-Yale Materials Handling, Inc.	920	78,044
Watts Water Technologies, Inc., Class A	2,428	180,643

		827,756
Office Services & Supplies - 1.3%
ACCO Brands Corp. (2)	7,832	102,991
Herman Miller, Inc. (1)	5,650	201,987

		304,978

Research & Consulting Services - 1.3%
ICF International, Inc. (2)	2,669	144,259
RPX Corp.	11,972	157,911

		302,170
Security & Alarm Services - 1.0%
Brink’s Co. (1)	2,666	215,546
Trading Companies & Distributors - 2.0%
H&E Equipment Services, Inc.	6,699	249,136
Rush Enterprises, Inc., Class A (2)	4,061	197,811

		446,947
Trucking - 2.0%
ArcBest Corp. (1)	5,948	225,132
Covenant Transportation Group, Inc., Class A (1) (2)	1,876	56,205
Saia, Inc. (2)	2,776	182,661

		463,998

Total Industrials		3,808,802

Information Technology - 18.5%

Application Software - 1.2%
RealPage, Inc. (1) (2)	2,315	104,985
Verint Systems, Inc. (2)	3,835	167,782

		272,767
Communications Equipment - 1.1%
Ciena Corp. (1) (2)	6,844	148,857
Comtech Telecommunications Corp.	5,000	108,350

		257,207
Consulting & Other Services - 0.3%
Hackett Group, Inc.	4,258	69,533
Data Processing & Outsourced Services - 3.7%
Cardtronics PLC (2)	2,783	52,126
Convergys Corp. (1)	5,079	125,350
CSG Systems International, Inc. (1)	3,318	152,263
ExlService Holdings, Inc. (2)	2,352	144,366
MAXIMUS, Inc.	2,230	154,048
Sykes Enterprises, Inc. (2)	1,448	46,075
Travelport Worldwide, Ltd.	13,070	175,007

		849,235
Electronic Components - 1.7%
Rogers Corp. (1) (2)	1,373	221,190
Vishay Intertechnology, Inc. (1)	7,440	162,936

		384,126
Electronic Equipment & Instruments - 1.2%
Control4 Corp. (1) (2)	2,686	89,282
Itron, Inc. (2)	2,657	171,244

		260,526
Electronic Manufacturing Services - 2.1%
Benchmark Electronics, Inc. (2)	4,696	143,228
Methode Electronics, Inc. (1)	4,032	189,907
TTM Technologies, Inc. (1) (2)	9,371	153,029

		486,164
Internet Software & Services - 0.2%
Blucora, Inc. (2)	2,248	46,196
Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (1) (2)	11,175	118,120
Brooks Automation, Inc. (1)	4,005	99,684
Entegris, Inc.	6,989	211,767
MKS Instruments, Inc. (1)	1,003	94,583
Photronics, Inc. (1) (2)	10,328	99,665
Rudolph Technologies, Inc. (2)	6,399	155,496

		779,315

Semiconductors - 1.2%
Diodes, Inc. (2)	5,319	155,847
Silicon Laboratories, Inc. (1) (2)	1,186	108,044

		263,891
Systems Software - 2.4%
Barracuda Networks, Inc. (1) (2)	4,558	126,029
CommVault Systems, Inc. (2)	2,034	109,633
Imperva, Inc. (2)	2,205	90,956
Progress Software Corp.	5,298	219,019

		545,637

Total Information Technology		4,214,597

Materials - 5.2%

Commodity Chemicals - 1.8%
Koppers Holdings, Inc. (2)	4,405	219,810
Trinseo SA	2,754	203,245

		423,055
Forest Products - 2.0%
Boise Cascade Co. (1)	5,718	220,143
Louisiana-Pacific Corp. (1) (2)	8,354	230,654

		450,797
Specialty Chemicals - 1.4%
Kraton Corp. (2)	4,296	202,127
OMNOVA Solutions, Inc. (2)	10,079	107,845

		309,972

Total Materials		1,183,824

Real Estate - 5.5%

Diversified REIT’s - 1.5%
American Assets Trust, Inc. (1)	2,857	112,452
PS Business Parks, Inc. (1)	707	93,720
Select Income REIT	5,169	129,690

		335,862
Hotel & Resort REIT’s - 1.6%
Chesapeake Lodging Trust (1)	5,494	158,447
Xenia Hotels & Resorts, Inc. (1)	9,039	198,768

		357,215
Industrial REIT’s - 0.8%
First Industrial Realty Trust, Inc.	5,230	170,236
Office REIT’s - 0.7%
Mack-Cali Realty Corp. (1)	7,373	163,164
Residential REIT’s - 0.9%
Preferred Apartment Communities, Inc., Class A	10,101	214,747

Total Real Estate		1,241,224

Telecommunication Services - 0.8%

Alternative Carriers - 0.8%
Cogent Communications Holdings, Inc. (1)	3,993	187,072

Utilities - 3.4%

Electric Utilities - 2.9%
El Paso Electric Co. (1)	3,643	221,859
PNM Resources, Inc. (1)	4,713	214,441
Portland General Electric Co.	4,580	227,351

		663,651

Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	1,348	115,847

Total Utilities		779,498

Total Common Stocks (identified cost $17,848,928)		22,319,325

Short-Term Investments - 48.7%

Collateral Pool Investments for Securities on Loan - 46.5%
Collateral pool allocation (3)		10,602,499
Mutual Funds - 2.2%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	497,987	498,037

Total Short-Term Investments (identified cost $11,100,492)		11,100,536

Total Investments - 146.7% (identified cost $28,949,420)		33,419,861
Other Assets and Liabilities - (46.7)%		(10,635,733)

Total Net Assets - 100.0%		$22,784,128

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 98.8%

Consumer Discretionary - 11.2%

Apparel Retail - 0.4%
Francesca’s Holdings Corp. (2)	71,347	$529,395
Apparel, Accessories & Luxury Goods - 1.0%
Oxford Industries, Inc.	20,611	1,422,159
Auto Parts & Equipment - 1.7%
Gentherm, Inc. (1) (2)	35,139	1,265,004
Tenneco, Inc.	21,330	1,267,215

		2,532,219
Casinos & Gaming - 1.2%
Pinnacle Entertainment, Inc. (2)	58,174	1,784,778
Footwear - 0.9%
Steven Madden, Ltd. (1) (2)	30,978	1,324,310
Home Furnishings - 1.1%
La-Z-Boy, Inc.	48,071	1,581,536
Homebuilding - 0.9%
TopBuild Corp. (1) (2)	18,511	1,258,563
Homefurnishing Retail - 1.0%
Sleep Number Corp. (1) (2)	43,481	1,530,096
Leisure Products - 0.8%
Callaway Golf Co.	79,827	1,158,290
Specialized Consumer Services - 1.0%
Sotheby’s (1) (2)	28,973	1,492,979
Specialty Stores - 1.2%
Five Below, Inc. (1) (2)	26,557	1,641,222
MarineMax, Inc. (1) (2)	5,548	118,450

		1,759,672

Total Consumer Discretionary		16,373,997

Consumer Staples - 1.9%

Agricultural Products - 0.9%
Darling Ingredients, Inc. (1) (2)	73,986	1,328,049
Soft Drinks - 1.0%
Coca-Cola Bottling Co. Consolidated (1)	6,366	1,373,210

Total Consumer Staples		2,701,259

Energy - 1.3%

Oil & Gas-Equipment & Services - 0.9%
McDermott International, Inc. (1) (2)	172,029	1,248,930
Oil & Gas-Exploration & Production - 0.4%
PDC Energy, Inc. (1) (2)	12,782	587,333

Total Energy		1,836,263

Financials - 5.4%

Life & Health Insurance - 1.0%
CNO Financial Group, Inc. (1)	55,323	1,394,693
Mortgage REIT’s - 0.7%
Redwood Trust, Inc. (1)	72,240	1,085,045

Property & Casualty Insurance - 0.9%
Employers Holdings, Inc. (1)	26,607	1,303,743
Regional Banks - 2.0%
Great Western Bancorp, Inc. (1)	35,038	1,447,770
LegacyTexas Financial Group, Inc.	35,743	1,496,560

		2,944,330
Thrifts & Mortgage Finance - 0.8%
Provident Financial Services, Inc.	42,604	1,164,793

Total Financials		7,892,604

Healthcare - 23.7%

Biotechnology - 6.6%
Akebia Therapeutics, Inc. (1) (2)	60,886	947,386
Emergent BioSolutions, Inc. (1) (2)	36,743	1,614,120
Exact Sciences Corp. (1) (2)	21,767	1,294,701
Genomic Health, Inc. (1) (2)	33,184	1,005,143
Ironwood Pharmaceuticals, Inc. (1) (2)	52,513	906,900
MiMedx Group, Inc. (1) (2)	72,820	842,527
Repligen Corp. (1) (2)	29,284	1,038,118
Retrophin, Inc. (2)	49,724	1,120,779
Vanda Pharmaceuticals, Inc. (1) (2)	63,196	887,904

		9,657,578
Healthcare Equipment - 6.0%
Analogic Corp.	17,005	1,408,014
AtriCure, Inc. (1) (2)	43,290	800,865
Cardiovascular Systems, Inc. (1) (2)	48,736	1,221,324
Inogen, Inc. (2)	13,651	1,757,429
K2M Group Holdings, Inc. (1) (2)	48,983	963,006
Masimo Corp. (2)	15,900	1,412,556
Nevro Corp. (2)	15,040	1,125,293

		8,688,487
Healthcare Services - 0.8%
Amedisys, Inc. (2)	21,282	1,149,228
Healthcare Supplies - 2.0%
Merit Medical Systems, Inc. (1) (2)	41,154	1,788,141
OraSure Technologies, Inc. (1) (2)	68,873	1,139,848

		2,927,989
Healthcare Technology - 1.7%
Medidata Solutions, Inc. (1) (2)	21,873	1,457,617
Vocera Communications, Inc. (1) (2)	36,348	1,064,996

		2,522,613
Life Sciences Tools & Services - 1.9%
Cambrex Corp. (1) (2)	25,615	1,251,293
PRA Health Sciences, Inc. (1) (2)	18,867	1,554,075

		2,805,368
Managed Healthcare - 0.9%
Magellan Health, Inc. (2)	15,612	1,319,214
Pharmaceuticals - 3.8%
Corcept Therapeutics, Inc. (2)	56,936	1,021,432
Innoviva, Inc. (1) (2)	84,811	1,112,720
Pacira Pharmaceuticals, Inc. (2)	28,522	1,317,716
Phibro Animal Health Corp., Class A (1)	30,128	1,045,442
Supernus Pharmaceuticals, Inc. (1) (2)	28,442	1,075,108

		5,572,418

Total Healthcare		34,642,895

Industrials - 19.1%

Air Freight & Logistics - 2.0%
Echo Global Logistics, Inc. (2)	51,373	1,387,071
Hub Group, Inc., Class A (2)	30,940	1,478,932

		2,866,003

Building Products - 3.3%
American Woodmark Corp. (2)	13,254	1,320,098
Builders FirstSource, Inc. (2)	93,937	1,916,315
Simpson Manufacturing Co., Inc.	25,214	1,512,084

		4,748,497
Construction & Engineering - 2.0%
Comfort Systems USA, Inc.	37,344	1,603,925
KBR, Inc. (1)	72,627	1,361,756

		2,965,681
Human Resource & Employment Services - 3.7%
Insperity, Inc. (1)	16,291	1,920,709
Korn/Ferry International	38,246	1,676,705
TriNet Group, Inc. (2)	40,502	1,812,869

		5,410,283
Industrial Machinery - 5.2%
Chart Industries, Inc. (1) (2)	26,900	1,309,492
EnPro Industries, Inc.	16,425	1,418,627
Proto Labs, Inc. (1) (2)	17,745	1,707,069
SPX FLOW, Inc. (1) (2)	36,091	1,615,794
Watts Water Technologies, Inc., Class A (1)	20,953	1,558,903

		7,609,885
Office Services & Supplies - 1.0%
Herman Miller, Inc. (1)	38,966	1,393,034
Research & Consulting Services - 0.9%
ICF International, Inc. (2)	25,654	1,386,599
Trucking - 1.0%
Werner Enterprises, Inc. (1)	38,848	1,483,994

Total Industrials		27,863,976

Information Technology - 25.2%

Application Software - 2.8%
Callidus Software, Inc. (2)	54,688	1,600,991
HubSpot, Inc. (2)	15,093	1,221,778
Verint Systems, Inc. (2)	29,925	1,309,219

		4,131,988
Communications Equipment - 1.9%
Ciena Corp. (1) (2)	57,214	1,244,405
Extreme Networks, Inc. (2)	116,644	1,498,875

		2,743,280
Data Processing & Outsourced Services - 0.8%
Blackhawk Network Holdings, Inc. (1) (2)	30,305	1,113,709
Electronic Components - 1.1%
Rogers Corp. (1) (2)	10,423	1,679,145
Electronic Equipment & Instruments - 0.9%
Itron, Inc. (2)	21,203	1,366,533
Electronic Manufacturing Services - 0.9%
Methode Electronics, Inc.	29,064	1,368,914
Internet Software & Services - 5.9%
Apptio, Inc. (2)	38,277	853,960
Carbonite, Inc. (1) (2)	62,608	1,505,722
Cornerstone OnDemand, Inc. (2)	31,064	1,148,436
Hortonworks, Inc. (2)	57,082	1,085,129
New Relic, Inc. (1) (2)	24,670	1,388,428
Quotient Technology, Inc. (2)	93,381	1,111,234
Yelp, Inc. (2)	33,888	1,509,710

		8,602,619

Semiconductor Equipment - 4.5%
Brooks Automation, Inc. (1)	44,878	1,117,013
Entegris, Inc.	63,723	1,930,807
FormFactor, Inc. (2)	72,683	1,192,001
Nanometrics, Inc. (2)	43,828	1,102,713
Rudolph Technologies, Inc. (2)	47,572	1,156,000

		6,498,534
Semiconductors - 2.8%
Rambus, Inc. (1) (2)	97,274	1,439,655
Semtech Corp. (1) (2)	35,228	1,199,514
Silicon Laboratories, Inc. (2)	16,071	1,464,068

		4,103,237
Systems Software - 3.6%
CommVault Systems, Inc. (1) (2)	23,646	1,274,519
Qualys, Inc. (2)	28,816	1,697,263
Rapid7, Inc. (1) (2)	40,487	765,609
Varonis Systems, Inc. (2)	29,116	1,464,535

		5,201,926

Total Information Technology		36,809,885

Materials - 6.7%

Commodity Chemicals - 1.0%
Trinseo SA	19,568	1,444,118
Forest Products - 2.3%
Boise Cascade Co.	48,297	1,859,435
Louisiana-Pacific Corp. (1) (2)	57,733	1,594,008

		3,453,443
Specialty Chemicals - 2.4%
Ferro Corp. (1) (2)	69,359	1,758,251
Kraton Corp. (2)	37,344	1,757,035

		3,515,286
Steel - 1.0%
Commercial Metals Co. (1)	71,338	1,415,346

Total Materials		9,828,193

Real Estate - 2.4%

Diversified REIT’s - 0.9%
American Assets Trust, Inc.	33,455	1,316,789
Hotel & Resort REIT’s - 0.7%
Hersha Hospitality Trust (1)	56,276	987,644
Specialized REIT’s - 0.8%
DiamondRock Hospitality Co. (1)	107,822	1,206,528

Total Real Estate		3,510,961

Telecommunication Services - 0.9%

Alternative Carriers - 0.9%
Cogent Communications Holdings, Inc. (1)	29,169	1,366,568

Utilities - 1.0%

Gas Utilities - 1.0%
Southwest Gas Holdings, Inc. (1)	16,263	1,397,642

Total Common Stocks (identified cost $119,045,226)		144,224,243

Short-Term Investments - 33.6%

Collateral Pool Investments for Securities on Loan - 31.6%
Collateral pool allocation (3)		46,155,102
Mutual Funds - 2.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	2,928,767	2,929,059

Total Short-Term Investments (identified cost $49,083,937)	49,084,161

Total Investments - 132.4% (identified cost $168,129,163)	193,308,404
Other Assets and Liabilities - (32.4)%	(47,352,961)

Total Net Assets - 100.0%	$145,955,443

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 96.9%

Austria - 0.8%
Flughafen Wien AG	10,782	$430,100
Belgium - 0.4%
bpost SA	5,983	184,642
Bermuda - 1.7%
Argo Group International Holdings, Ltd.	2,975	182,219
Dairy Farm International Holdings, Ltd.	16,800	134,885
Enstar Group, Ltd. (2)	1,470	325,825
Everest Re Group, Ltd.	741	162,724
Giordano International, Ltd.	164,000	87,932

		893,585
Canada - 3.7%
BCE, Inc.	12,132	580,575
First Capital Realty, Inc.	7,354	119,930
George Weston, Ltd.	1,403	119,524
Granite Real Estate Investment Trust	5,343	211,376
Laurentian Bank of Canada	6,001	280,991
Loblaw Cos., Ltd.	7,094	373,519
Metro, Inc.	2,310	72,354
Pure Industrial Real Estate Trust	26,202	135,666

		1,893,935
Cayman Islands - 2.4%
361 Degrees International, Ltd.	292,000	102,625
Dali Foods Group Co., Ltd. (5)	349,000	273,547
Fresh Del Monte Produce, Inc.	2,304	112,205
Melco Resorts & Entertainment, Ltd., ADR	11,859	309,638
Uni-President China Holdings, Ltd.	91,000	70,690
WH Group, Ltd. (5)	347,000	369,458

		1,238,163
China - 3.2%
Agricultural Bank of China, Ltd., Class H	613,000	285,831
China Minsheng Banking Corp., Ltd., Class H	204,000	206,287
China Telecom Corp., Ltd., Class H	172,000	83,140
Industrial & Commercial Bank of China, Ltd., Class H	705,000	552,863
Livzon Pharmaceutical Group, Inc., Class H	23,210	166,650
Tsingtao Brewery Co., Ltd., Class H	94,000	382,192

		1,676,963
Czech Republic - 1.3%
CEZ AS	28,706	656,982
Denmark - 0.4%
Dfds A/S	3,659	197,613
France - 0.1%
Boiron SA	743	67,214
Germany - 0.7%
RHOEN-KLINIKUM AG	9,827	342,028
Guernsey - 1.9%
Amdocs, Ltd.	15,264	996,587
Hong Kong - 7.8%
China Unicom Hong Kong, Ltd. (2)	62,000	90,231
CLP Holdings, Ltd.	100,500	1,024,716
Dah Sing Financial Holdings, Ltd.	29,600	190,005

Hang Seng Bank, Ltd.	23,300	576,984
HK Electric Investments & HK Electric Investments, Ltd. (1) (5)	800,500	736,109
Hysan Development Co., Ltd.	70,000	375,655
PCCW, Ltd.	805,000	478,828
VTech Holdings, Ltd.	21,800	313,521
Yuexiu Real Estate Investment Trust	409,000	272,614

		4,058,663
Hungary - 0.6%
Magyar Telekom Telecommunications PLC	102,609	183,808
Richter Gedeon Nyrt	4,313	111,489

		295,297
Ireland - 0.2%
ICON PLC (2)	1,027	119,964
Israel - 1.3%
Bank Leumi Le-Israel BM	67,867	376,838
Bezeq - The Israeli Telecommunication Corp., Ltd.	204,161	305,943

		682,781
Italy - 0.6%
Amplifon SpA	19,236	300,784
Japan - 9.5%
Bridgestone Corp.	2,700	123,061
Daiichi Sankyo Co., Ltd.	5,700	137,654
Duskin Co., Ltd.	17,700	462,417
Hogy Medical Co., Ltd.	1,400	101,107
Itoham Yonekyu Holdings, Inc.	23,800	215,500
Kissei Pharmaceutical Co., Ltd.	7,100	203,029
KYORIN Holdings, Inc.	18,300	351,195
Mitsui Sugar Co., Ltd.	5,700	233,535
Morinaga Milk Industry Co., Ltd.	2,800	114,352
Nippon Telegraph & Telephone Corp.	10,100	529,644
Nisshin Oillio Group, Ltd.	9,400	288,803
Noevir Holdings Co., Ltd.	2,600	185,275
Paramount Bed Holdings Co., Ltd.	3,800	181,057
Prima Meat Packers, Ltd.	28,000	195,496
Shimachu Co., Ltd.	10,500	302,266
Suzuken Co., Ltd.	7,900	312,992
Takeda Pharmaceutical Co., Ltd.	5,000	275,718
Towa Pharmaceutical Co., Ltd.	2,400	124,772
Tsumura & Co.	9,600	332,390
Vital KSK Holdings, Inc.	11,900	100,139
Xebio Holdings Co., Ltd.	7,500	138,356

		4,908,758
Malaysia - 4.8%
Malayan Banking Bhd	198,500	448,429
Public Bank Bhd	195,000	949,352
Tenaga Nasional Bhd	285,900	1,080,895

		2,478,676
Netherlands - 0.1%
Sligro Food Group NV	1,358	62,075
New Zealand - 2.9%
Argosy Property, Ltd.	199,824	145,000
Chorus, Ltd. (1)	36,168	98,096
Fisher & Paykel Healthcare Corp., Ltd.	40,960	365,530
Infratil, Ltd.	76,744	173,022
Metlifecare, Ltd.	40,331	166,095
Ryman Healthcare, Ltd.	45,465	326,568
Summerset Group Holdings, Ltd.	61,146	220,530

		1,494,841
Philippines - 0.9%
First Philippine Holdings Corp.	60,540	74,677
Manila Electric Co.	64,300	403,026

		477,703

Singapore - 4.9%
Ascott Residence Trust	83,200	73,434
Cache Logistics Trust	174,300	110,039
CDL Hospitality Trusts	133,800	163,740
Frasers Centrepoint Trust	191,700	315,825
Mapletree Industrial Trust	73,300	107,069
Mapletree Logistics Trust	474,200	447,602
RHT Health Trust	210,000	127,618
SATS, Ltd.	128,800	507,223
Sheng Siong Group, Ltd. (1)	126,800	88,535
Singapore Airlines, Ltd.	29,800	237,951
Venture Corp., Ltd.	24,100	376,323

		2,555,359
South Korea - 0.3%
GS Home Shopping, Inc.	824	161,134
Switzerland - 3.9%
ALSO Holding AG (2)	1,695	227,629
Cembra Money Bank AG	6,384	576,317
Novartis AG	6,219	532,115
Roche Holding AG	280	70,656
Sonova Holding AG	1,640	261,443
Valora Holding AG	991	336,835

		2,004,995
Taiwan - 2.0%
Far EasTone Telecommunications Co., Ltd.	324,000	773,078
Taichung Commercial Bank Co., Ltd.	503,100	163,361
Taiwan Secom Co., Ltd.	41,075	125,129

		1,061,568
Thailand - 1.1%
Thai Beverage PCL	803,400	575,596
United States - 39.4%
Abaxis, Inc.	4,934	240,483
Allstate Corp.	10,576	1,085,732
American Electric Power Co., Inc.	9,830	763,103
American Express Co.	1,671	163,273
Atrion Corp.	358	241,507
Bryn Mawr Bank Corp.	4,409	194,657
Carter’s, Inc.	815	88,281
Chemed Corp.	3,708	911,946
Children’s Place, Inc. (1)	1,081	143,665
Cisco Systems, Inc.	7,473	278,743
Consolidated Edison, Inc.	10,993	978,817
CVS Health Corp.	3,360	257,376
Darden Restaurants, Inc.	4,325	364,684
Discover Financial Services	10,942	772,505
Dr. Pepper Snapple Group, Inc.	10,225	922,193
Edison International	2,750	223,492
Equity Commonwealth (2)	3,658	109,959
Essex Property Trust, Inc.	1,966	485,582
Fiserv, Inc. (2)	1,999	262,769
Foot Locker, Inc.	1,744	74,713
Forrester Research, Inc.	2,074	96,337
Getty Realty Corp.	10,678	303,896
Harris Corp.	3,502	506,039
Huntington Ingalls Industries, Inc.	1,102	266,320
ICU Medical, Inc. (2)	1,336	285,102
Jack Henry & Associates, Inc.	1,873	215,994
Johnson & Johnson	7,707	1,073,816
Kroger Co.	15,693	405,821
Lockheed Martin Corp.	1,096	349,756
Masimo Corp. (2)	1,851	164,443

Merck & Co., Inc.	14,340	792,572
Meridian Bancorp, Inc.	25,416	512,132
Navigators Group, Inc.	3,103	159,805
Owens & Minor, Inc.	21,184	405,462
PepsiCo, Inc.	6,404	746,194
Pfizer, Inc.	26,815	972,312
Pinnacle West Capital Corp.	1,145	105,122
Portland General Electric Co.	8,462	420,054
Progressive Corp.	2,610	138,800
Prudential Financial, Inc.	4,670	540,973
Safety Insurance Group, Inc.	3,537	291,272
Spirit AeroSystems Holdings, Inc., Class A	2,977	250,812
Sysco Corp.	11,941	689,354
U.S. Physical Therapy, Inc.	2,798	204,394
Unum Group	8,711	493,217
Wal-Mart Stores, Inc.	12,869	1,251,253
WellCare Health Plans, Inc. (2)	932	198,507

		20,403,239

Total Common Stocks (identified cost $41,838,184)		50,219,245

Common Stock Units - 0.3%

Mexico - 0.3%
Megacable Holdings SAB de C.V.	40,300	170,757

Total Common Stock Units (identified cost $169,581)		170,757

Short-Term Investments - 4.4%

Collateral Investment for Securities on Loan - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028% (3)	1,039,957	1,039,957
Mutual Funds - 2.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	1,239,787	1,239,787

Total Short-Term Investments (identified cost $2,279,821)		2,279,744

Total Investments - 101.6% (identified cost $44,287,586)		52,669,746
Other Assets and Liabilities - (1.6)%		(815,625)

Total Net Assets - 100.0%		$51,854,121

Global Low Volatility Equity Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$1,106,607	2.1%
Airlines	237,951	0.5
Apparel	88,281	0.2
Auto Parts & Equipment	123,061	0.2
Banks	4,225,597	8.1
Beverages	2,626,175	5.1
Commercial Services	683,884	1.3
Computers	996,587	1.9
Cosmetics/Personal Care	185,275	0.4
Diversified Financial Services	1,512,095	2.9
Electric	6,640,016	12.8
Electronics	603,953	1.2
Engineering & Construction	937,323	1.8
Food	3,731,116	7.2
Healthcare-Products	1,840,672	3.6
Healthcare-Services	2,490,030	4.8
Insurance	3,380,566	6.5
Lodging	309,638	0.6
Pharmaceuticals	6,330,958	12.2
Real Estate	768,204	1.5
Real Estate Investment Trusts	2,736,803	5.3
Retail	3,309,374	6.4
Savings & Loans	512,132	1.0
Shipbuilding	266,320	0.5
Software	478,763	0.9
Telecommunications	3,715,609	7.2
Transportation	382,255	0.7

Total Common Stocks	50,219,245	96.9
Common Stock Units	170,757	0.3
Collateral Investment for Securities on Loan	1,039,957	2.0
Mutual Funds	1,239,787	2.4

Total Investments	52,669,746	101.6
Other Assets and Liabilities	(815,625)	(1.6)

Total Net Assets	$51,854,121	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Australia - 5.8%
CSL, Ltd.	1,673	$182,035
Fortescue Metals Group, Ltd. (1)	394,644	1,380,993
Qantas Airways, Ltd.	305,850	1,331,252
Telstra Corp., Ltd.	133,955	348,409
Woodside Petroleum, Ltd. (1)	44,558	1,055,279

		4,297,968
Belgium - 0.2%
bpost SA	3,846	118,692
Cayman Islands - 1.8%
CK Asset Holdings, Ltd.	118,500	1,003,306
WH Group, Ltd. (5)	183,500	195,376
Wharf Real Estate Investment Co., Ltd. (2)	21,000	126,912

		1,325,594
Denmark - 3.6%
Danske Bank A/S	15,653	585,189
Novo Nordisk A/S	34,225	1,770,617
Vestas Wind Systems A/S	5,285	338,647

		2,694,453
Finland - 2.7%
Nokian Renkaat OYJ	4,117	179,940
UPM-Kymmene OYJ	60,464	1,816,351

		1,996,291
France - 11.7%
Arkema SA	7,545	923,647
Bouygues SA	4,052	209,634
Capgemini SE	1,892	218,195
CNP Assurances	19,107	430,634
Credit Agricole SA	45,403	765,676
Eiffage SA	2,601	285,545
Peugeot SA	79,738	1,649,243
Sanofi	15,326	1,399,177
Societe Generale SA	20,382	1,027,350
TOTAL SA	3,243	183,100
Valeo SA	6,695	486,066
Vinci SA	10,576	1,080,684

		8,658,951
Germany - 6.9%
Allianz SE	9,300	2,193,298
Bayer AG	4,314	549,955
Continental AG	763	203,270
Deutsche Lufthansa AG	6,584	226,411
Fresenius Medical Care AG & Co. KGaA	1,914	190,219
Fresenius SE & Co. KGaA	16,272	1,173,786
Merck KGaA	3,639	387,484
Talanx AG	4,694	193,040

		5,117,463
Hong Kong - 2.2%
BOC Hong Kong Holdings, Ltd.	191,000	969,922
Hang Seng Bank, Ltd.	15,800	391,259
Sun Hung Kai Properties, Ltd.	12,000	196,979
Wharf Holdings, Ltd.	21,000	66,243

		1,624,403

Ireland - 1.4%
Seagate Technology PLC	27,278	1,051,840
Israel - 0.2%
Check Point Software Technologies, Ltd. (2)	1,731	180,526
Italy - 1.5%
ASTM SpA	11,384	324,518
Atlantia SpA	6,801	225,766
Recordati SpA	3,880	174,445
Societa Iniziative Autostradali e Servizi SpA	23,658	417,719

		1,142,448
Japan - 24.1%
Aoyama Trading Co., Ltd.	8,900	338,971
Asahi Glass Co., Ltd.	12,000	502,257
Bridgestone Corp.	5,100	232,449
Chubu Electric Power Co., Inc.	39,000	493,652
Dai Nippon Printing Co., Ltd.	36,000	791,014
Daiwa Securities Group, Inc.	142,000	886,178
Fujikura, Ltd.	79,400	743,069
Fujitsu, Ltd.	51,000	381,849
Hitachi, Ltd.	224,000	1,670,947
Ibiden Co., Ltd. (1)	11,100	177,623
Kansai Electric Power Co., Inc.	52,800	698,818
Kawasaki Kisen Kaisha, Ltd. (1) (2)	15,899	413,318
Kirin Holdings Co., Ltd.	81,200	1,904,382
Konica Minolta, Inc.	78,000	765,273
Maxwell Holdings, Ltd.	10,200	208,037
Mitsubishi Chemical Holdings Corp.	97,700	1,064,214
Mitsubishi UFJ Financial Group, Inc. (1)	20,700	146,740
Morinaga Milk Industry Co., Ltd.	6,800	277,711
NEC Corp.	10,500	280,936
Nippon Telegraph & Telephone Corp.	38,800	2,034,673
Nishimatsu Construction Co., Ltd.	25,200	733,151
Nissan Motor Co., Ltd.	10,400	100,976
Nisshinbo Holdings, Inc.	41,600	584,318
NTT DoCoMo, Inc.	11,500	298,283
ORIX Corp.	75,100	1,295,618
Sumitomo Electric Industries, Ltd.	10,900	190,752
Toho Holdings Co., Ltd.	6,200	129,123
Toppan Printing Co., Ltd.	59,000	552,193

		17,896,525
Jersey - 4.0%
Centamin PLC	138,184	257,252
Delphi Automotive PLC	14,929	1,562,618
Wizz Air Holdings PLC (2) (5)	25,218	1,135,885

		2,955,755
Luxembourg - 1.0%
Subsea 7 SA	24,466	358,229
Ternium SA	12,635	360,856

		719,085
Marshall Islands - 0.1%
Seaspan Corp. (1)	13,707	80,460
Netherlands - 2.9%
AerCap Holdings NV (2)	9,024	468,977
Fiat Chrysler Automobiles NV (2)	49,656	853,242
ING Groep NV	47,821	863,383

		2,185,602
New Zealand - 0.2%
Air New Zealand, Ltd.	73,195	160,587
Norway - 0.7%
Marine Harvest ASA	9,814	173,031
Salmar ASA	10,889	319,275

		492,306

Singapore - 1.9%
DBS Group Holdings, Ltd.	24,100	438,691
Mapletree Industrial Trust	140,200	204,789
Oversea-Chinese Banking Corp., Ltd.	23,700	219,968
SATS, Ltd.	77,900	306,775
Singapore Airlines, Ltd.	27,900	222,779

		1,393,002
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	36,432	311,795
Ence Energia y Celulosa SA	83,003	542,695
Repsol SA	16,541	303,751

		1,158,241
Sweden - 2.2%
Nordea Bank AB	111,883	1,311,793
Skandinaviska Enskilda Banken AB, Class A	27,447	326,081

		1,637,874
Switzerland - 6.0%
Lonza Group AG	4,302	1,123,922
Novartis AG	5,970	510,810
Roche Holding AG	3,671	926,347
Swiss Re AG	3,761	352,809
TE Connectivity, Ltd.	12,737	1,202,882
Zurich Insurance Group AG	1,037	313,206

		4,429,976
United Kingdom - 15.0%
Admiral Group PLC	12,756	331,200
Berkeley Group Holdings PLC	14,703	759,116
Compass Group PLC	18,872	382,966
GlaxoSmithKline PLC	88,871	1,537,710
Imperial Brands PLC	29,369	1,217,679
Jupiter Fund Management PLC	28,242	228,761
Legal & General Group PLC	450,048	1,626,880
Paragon Banking Group PLC	29,888	195,281
Persimmon PLC	19,556	671,895
QinetiQ Group PLC	97,501	285,150
Reckitt Benckiser Group PLC	12,228	1,073,519
RELX PLC	50,251	1,168,286
Rio Tinto PLC	11,058	524,139
Royal Mail PLC	82,404	491,252
Unilever PLC	7,344	414,707
WH Smith PLC	7,846	222,012

		11,130,553

Total Common Stocks (identified cost $61,222,632)		72,448,595

Short-Term Investments - 5.6%

Collateral Investment for Securities on Loan - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028% (3)	2,286,639	2,286,639
Mutual Funds - 2.5%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	1,851,571	1,851,571

Total Short-Term Investments (identified cost $4,138,293)		4,138,210

Total Investments - 103.3% (identified cost $65,360,925)		76,586,805
Other Assets and Liabilities - (3.3)%		(2,476,497)

Total Net Assets - 100.0%		$74,110,308

Disciplined International Equity Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$1,217,679	1.6%
Airlines	3,076,914	4.2
Auto Manufacturers	2,603,461	3.5
Auto Parts & Equipment	2,855,094	3.9
Banks	7,357,847	9.9
Beverages	1,904,382	2.6
Biotechnology	182,035	0.2
Building Materials	502,257	0.7
Chemicals	1,987,861	2.7
Commercial Services	4,233,623	5.7
Computers	2,113,345	2.8
Cosmetics/Personal Care	414,707	0.6
Diversified Financial Services	2,605,838	3.5
Electric	1,192,470	1.6
Electrical Components & Equipment	743,069	1.0
Electronics	1,588,543	2.1
Energy-Alternate Sources	338,647	0.5
Engineering & Construction	2,615,789	3.5
Food	965,393	1.3
Food Service	382,966	0.5
Forest Products & Paper	2,359,046	3.2
Healthcare-Products	1,123,922	1.5
Healthcare-Services	1,364,005	1.8
Holding Companies-Diversified	66,243	0.1
Home Builders	1,431,012	1.9
Household Products/Wares	1,073,519	1.4
Insurance	5,441,068	7.3
Iron/Steel	1,741,848	2.3
Machinery-Construction & Mining	1,670,947	2.3
Mining	781,391	1.1
Office/Business Equipment	765,273	1.0
Oil & Gas	1,542,130	2.1
Oil & Gas Services	358,229	0.5
Pharmaceuticals	7,385,669	10.0
Private Equity	126,912	0.2
Real Estate	1,200,285	1.6
Real Estate Investment Trusts	204,789	0.3
Retail	560,983	0.8
Telecommunications	3,265,683	4.4
Transportation	1,103,721	1.5

Total Common Stocks	72,448,595	97.7
Collateral Investment for Securities on Loan	2,286,639	3.1
Mutual Funds	1,851,571	2.5

Total Investments	76,586,805	103.3
Other Assets and Liabilities	(2,476,497)	(3.3)

Total Net Assets	$74,110,308	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks - 93.9%

Australia - 11.3%
Brambles, Ltd.	2,056,868	$16,019,727
Computershare, Ltd.	919,985	11,533,967
Newcrest Mining, Ltd.	329,017	5,807,875
QBE Insurance Group, Ltd.	1,137,210	9,217,204
Rio Tinto, Ltd.	119,946	6,474,059
Woodside Petroleum, Ltd.	541,130	12,815,733
Woolworths, Ltd.	712,940	14,586,894

		76,455,459
Belgium - 1.1%
Proximus SADP	208,917	7,151,511
Finland - 1.7%
Kone OYJ, Class B (1)	117,273	6,038,623
Sampo OYJ, A Shares	109,064	5,768,286

		11,806,909
France - 7.9%
Air Liquide SA	89,092	11,158,091
Bureau Veritas SA	291,566	7,732,892
Legrand SA	101,747	7,628,395
Rubis SCA	88,590	6,303,248
Sanofi	122,325	11,167,584
TOTAL SA	175,124	9,887,501

		53,877,711
Germany - 5.2%
Brenntag AG	171,535	10,683,710
Deutsche Post AG	189,282	8,984,566
GEA Group AG (1)	127,857	6,171,746
SAP AG	85,341	9,614,021

		35,454,043
Hong Kong - 4.7%
AIA Group, Ltd.	762,600	6,215,893
China Mobile, Ltd.	943,000	9,569,130
CNOOC, Ltd.	3,925,000	5,370,708
Power Assets Holdings, Ltd.	639,500	5,466,998
VTech Holdings, Ltd.	374,600	5,387,388

		32,010,117
Israel - 1.4%
Bezeq - The Israeli Telecommunication Corp., Ltd.	6,252,554	9,369,706
Japan - 9.7%
ABC-Mart, Inc.	96,200	5,288,367
Japan Tobacco, Inc.	388,668	12,878,985
KDDI Corp.	432,200	12,406,664
Mitsubishi Electric Corp.	676,000	11,210,824
Nihon Kohden Corp.	387,300	8,909,794
Sumitomo Rubber Industries, Ltd. (1)	484,900	8,842,654
Toyota Tsusho Corp.	173,700	6,557,637

		66,094,925
Malaysia - 3.0%
Axiata Group Bhd	8,247,274	10,788,271
Malayan Banking Bhd	4,125,482	9,319,826

		20,108,097

Netherlands - 4.2%
Koninklijke Vopak NV (1)	213,233	9,030,369
RELX NV	344,272	7,887,664
Unilever NV	202,659	11,680,315

		28,598,348
Norway - 2.0%
Telenor ASA	601,663	13,493,182
Singapore - 4.8%
ComfortDelGro Corp., Ltd.	6,407,800	9,532,741
Sembcorp Industries, Ltd.	2,530,000	5,739,104
Singapore Technologies Engineering, Ltd.	3,212,400	7,799,998
United Overseas Bank, Ltd.	468,702	9,148,776

		32,220,619
Sweden - 4.2%
Assa Abloy AB, Class B	230,871	4,681,987
Atlas Copco AB, A Shares	290,455	12,486,350
Essity AB, Class B (2)	388,950	11,312,868

		28,481,205
Switzerland - 13.3%
Givaudan SA	2,031	4,619,047
Nestle SA	259,342	22,204,109
Novartis AG	208,655	17,853,119
Panalpina Welttransport Holding AG (1)	36,698	5,395,453
Roche Holding AG	89,734	22,643,635
Schindler Holding AG	19,288	4,356,092
SGS SA	1,731	4,283,191
Zurich Insurance Group AG	29,953	9,046,744

		90,401,390
Taiwan - 3.7%
Advantech Co., Ltd.	735,118	4,925,310
Chunghwa Telecom Co., Ltd.	2,536,000	8,751,729
Merida Industry Co., Ltd.	435,000	1,800,304
Taiwan Semiconductor Manufacturing Co., Ltd.	1,236,000	9,305,193

		24,782,536
United Kingdom - 15.7%
BP PLC	893,351	5,913,830
British American Tobacco PLC	200,852	12,777,050
GlaxoSmithKline PLC	541,719	9,373,210
Imperial Brands PLC	185,412	7,687,438
Legal & General Group PLC	3,213,067	11,614,924
National Grid PLC	1,057,267	12,602,920
Royal Dutch Shell PLC, A Shares	321,985	10,304,579
Royal Dutch Shell PLC, B Shares	221,646	7,186,913
SSE PLC	466,235	8,636,203
United Utilities Group PLC	814,394	9,039,905
Vodafone Group PLC	3,662,383	11,107,106

		106,244,078

Total Common Stocks (identified cost $552,922,641)		636,549,836

Preferred Stocks - 1.4%

Germany - 1.4%
Fuchs Petrolub SE (1)	182,577	9,596,012

Total Preferred Stocks (identified cost $6,602,641)		9,596,012

Short-Term Investments - 6.5%

Collateral Investment for Securities on Loan - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028% (3)	14,458,927	14,458,927

Mutual Funds - 4.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	29,629,741	29,629,741

Total Short-Term Investments (identified cost $44,088,860)		44,088,668

Total Investments - 101.8% (identified cost $603,614,142)		690,234,516
Other Assets and Liabilities - (1.8)%		(11,945,538)

Total Net Assets - 100.0%		$678,288,978

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$33,343,472	4.9%
Auto Parts & Equipment	8,842,654	1.3
Banks	18,468,602	2.7
Chemicals	26,460,848	3.9
Commercial Services	35,923,473	5.3
Computers	16,459,278	2.4
Cosmetics/Personal Care	22,993,183	3.4
Distribution/Wholesale	6,557,637	1.0
Electric	14,103,201	2.1
Electrical Components & Equipment	7,628,395	1.1
Electronics	4,681,987	0.7
Engineering & Construction	7,799,998	1.2
Food	36,791,004	5.4
Gas	18,906,169	2.8
Hand/Machine Tools	4,356,091	0.6
Healthcare-Products	8,909,794	1.3
Insurance	41,863,052	6.2
Leisure Time	1,800,304	0.3
Machinery-Construction & Mining	23,697,174	3.5
Machinery-Diversified	12,210,369	1.8
Mining	12,281,934	1.8
Oil & Gas	51,479,264	7.6
Pharmaceuticals	61,037,548	9.0
Pipelines	9,030,369	1.3
Retail	5,288,367	0.8
Semiconductors	9,305,193	1.4
Shipbuilding	5,739,104	0.9
Software	9,614,021	1.4
Telecommunications	88,024,687	13.0
Transportation	23,912,759	3.5
Water	9,039,905	1.3

Total Common Stocks	636,549,836	93.9
Preferred Stocks	9,596,012	1.4
Collateral Investment for Securities on Loan	14,458,927	2.1
Mutual Funds	29,629,741	4.4

Total Investments	690,234,516	101.8
Other Assets and Liabilities	(11,945,538)	(1.8)

Total Net Assets	$678,288,978	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 92.0%

Bermuda - 3.9%
Credicorp, Ltd.	11,938	$2,519,276
Dairy Farm International Holdings, Ltd.	483,415	3,881,281

		6,400,557
Brazil - 0.9%
CCR SA	298,400	1,443,026
Cayman Islands - 3.6%
Sands China, Ltd.	1,216,400	5,955,069
Chile - 1.5%
Aguas Andinas SA, Class A	4,263,203	2,449,852
China - 1.9%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	426,200	3,157,227
Egypt - 3.3%
Commercial International Bank Egypt SAE GDR	1,265,531	5,497,896
Hong Kong - 2.8%
AIA Group, Ltd.	569,400	4,641,135
India - 22.2%
Colgate-Palmolive India, Ltd.	96,303	1,551,310
Emami, Ltd.	258,385	5,266,324
HDFC Bank, Ltd. (2)	58,929	1,693,615
Housing Development Finance Corp., Ltd.	177,246	4,592,237
ICICI Bank, Ltd.	1,150,310	5,525,740
ITC, Ltd.	1,734,471	6,884,807
Nestle India, Ltd.	21,848	2,603,849
Pidilite Industries, Ltd.	129,835	1,702,254
Yes Bank, Ltd.	1,401,864	6,693,658

		36,513,794
Indonesia - 9.9%
Bank Mandiri Persero Tbk PT	14,018,608	7,692,289
Bank Rakyat Indonesia Persero Tbk PT	20,225,200	4,800,401
Hanjaya Mandala Sampoerna Tbk PT	5,174,800	1,567,478
Kalbe Farma Tbk PT	18,977,100	2,245,263

		16,305,431
Malaysia - 4.1%
British American Tobacco Malaysia Bhd	594,400	5,432,917
Public Bank Bhd	277,300	1,350,027

		6,782,944
Mexico - 8.2%
Bolsa Mexicana de Valores SAB de C.V.	1,817,373	3,106,137
Grupo Financiero Banorte SAB de C.V., Class O	237,579	1,395,375
Grupo Herdez SAB de C.V. (1)	555,373	1,274,353
Wal-Mart de Mexico SAB de C.V.	3,287,211	7,761,530

		13,537,395
Nigeria - 1.1%
Guaranty Trust Bank PLC	15,198,387	1,805,938
Philippines - 3.7%
Universal Robina Corp.	2,286,570	6,050,128
Russia - 2.9%
Magnit OJSC, GDR	181,174	4,792,012

South Africa - 7.2%
Clicks Group, Ltd.	253,311	3,201,175
Famous Brands, Ltd. (1) (2)	234,914	1,685,269
Mr Price Group, Ltd. (1)	461,564	6,988,885

		11,875,329
Taiwan - 2.4%
President Chain Store Corp.	416,000	3,954,598
Thailand - 1.3%
Kasikornbank PCL	299,369	2,080,734
Turkey - 1.9%
BIM Birlesik Magazalar AS	166,261	3,073,422
United States - 8.0%
PriceSmart, Inc.	29,900	2,556,450
Western Union Co.	164,589	3,240,758
Yum China Holdings, Inc.	178,293	7,279,703

		13,076,911
Vietnam - 1.2%
Vietnam Dairy Products JSC	248,570	2,042,952

Total Common Stocks (identified cost $116,572,064)		151,436,350

Common Stock Units - 2.1%

Mexico - 2.1%
Fomento Economico Mexicano SAB de C.V. (1)	383,200	3,452,988

Total Common Stock Units (identified cost $3,169,741)		3,452,988

Participation Notes - 1.8%

United States - 1.8%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 2/8/2018 (6)	364,043	2,991,563

Total Participation Notes (identified cost $1,420,858)		2,991,563

Short-Term Investments - 9.5%

Collateral Investment for Securities on Loan - 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028% (3)	9,254,379	9,254,379
Mutual Funds - 3.9%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	6,357,925	6,357,925

Total Short-Term Investments (identified cost $15,612,336)		15,612,304

Total Investments - 105.4% (identified cost $136,774,999)		173,493,205
Other Assets and Liabilities - (5.4)%		(8,951,004)

Total Net Assets - 100.0%		$164,542,201

LGM Emerging Markets Equity Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$13,885,202	8.4%
Banks	41,054,949	25.0
Commercial Services	4,683,783	2.9
Cosmetics/Personal Care	1,551,310	0.9
Diversified Financial Services	7,698,375	4.7
Food	26,875,223	16.3
Insurance	4,641,135	2.8
Lodging	5,955,069	3.6
Miscellaneous Manufacturing	1,702,254	1.0
Pharmaceuticals	7,511,587	4.6
Retail	33,427,611	20.3
Water	2,449,852	1.5

Total Common Stocks	151,436,350	92.0
Common Stock Units	3,452,988	2.1
Participation Notes	2,991,563	1.8
Collateral Investment for Securities on Loan	9,254,379	5.6
Mutual Funds	6,357,925	3.9

Total Investments	173,493,205	105.4
Other Assets and Liabilities	(8,951,004)	(5.4)

Total Net Assets	$164,542,201	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 53.5%

Austria - 1.8%
Suzano Austria GmbH, 5.750%, 7/14/2026 (5)	$200,000	$217,400
British Virgin Islands - 3.2%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (5)	200,000	223,090
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (5)	150,000	163,687

		386,777
Canada - 1.8%
Kinross Gold Corp.:
5.125%, 9/1/2021	50,000	53,000
6.875%, 9/1/2041 (1)	150,000	171,187

		224,187
Cayman Islands - 2.2%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	200,000	197,094
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (5)	200,000	70,000

		267,094
Chile - 1.8%
Empresa de Transporte de Pasajeros Metro SA, 5.000%, 1/25/2047 (5)	200,000	219,292
Colombia - 3.3%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	204,250
Ecopetrol SA, 5.875%, 5/28/2045	200,000	202,500

		406,750
Costa Rica - 1.7%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023	200,000	213,000
Georgia - 2.3%
Georgian Railway JSC, 7.750%, 7/11/2022 (5)	250,000	280,009
Hungary - 1.7%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (5)	200,000	205,800
Indonesia - 1.7%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (1) (5)	200,000	205,250
Kazakstan - 3.4%
Eurasian Development Bank, 4.767%, 9/20/2022 (5)	200,000	211,788
KazMunayGas National Co. JSC, 3.875%, 4/19/2022 (5)	200,000	203,287

		415,075
Luxembourg - 3.5%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5)	200,000	221,689
Minerva Luxembourg SA, 6.500%, 9/20/2026 (1) (5)	200,000	208,044

		429,733
Mexico - 10.6%
Alfa SAB de CV, 6.875%, 3/25/2044 (5)	200,000	218,500
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	300,000	315,750
Mexico City Airport Trust, 5.500%, 7/31/2047 (5)	200,000	201,298
Nemak SAB de CV, 5.500%, 2/28/2023 (1) (5)	250,000	258,125
Petroleos Mexicanos:
6.375%, 2/4/2021	100,000	109,500
5.625%, 1/23/2046	200,000	187,500

		1,290,673
Morocco - 1.9%
OCP SA, 6.875%, 4/25/2044 (1) (5)	200,000	227,819

Netherlands - 1.9%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)	200,000	227,996
Peru - 1.7%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (5)	200,000	215,250
South Africa - 2.0%
Transnet SOC, Ltd., 4.000%, 7/26/2022 (5)	250,000	243,531
Turkey - 4.9%
Coca-Cola Icecek AS, 4.750%, 10/1/2018 (5)	200,000	203,157
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (5)	200,000	199,800
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (1) (5)	200,000	202,238

		605,195
United Kingdom - 2.1%
Standard Chartered PLC, 3.950%, 1/11/2023 (5)	250,000	253,305

Total Corporate Bonds & Notes (identified cost $6,321,464)		6,534,136

International Bonds - 38.0%

Argentina - 3.5%
Argentine Republic Government International Bond:
5.625%, 1/26/2022	200,000	210,400
6.875%, 1/26/2027 (1)	200,000	218,900

		429,300
Armenia - 3.1%
Republic of Armenia, 6.000%, 9/30/2020 (1) (5)	362,000	382,855
Bahamas - 1.7%
Bahamas Government International Bond, 5.750%, 1/16/2024	200,000	208,500
Bahrain - 1.4%
Bahrain Government International Bond, 6.000%, 9/19/2044 (1) (5)	200,000	170,170
Bolivia - 2.0%
Bolivian Government International Bond, 4.500%, 3/20/2028 (1) (5)	250,000	244,688
Brazil - 1.8%
Brazilian Government International Bond, 6.000%, 4/7/2026 (1)	200,000	222,800
Costa Rica - 1.5%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	200,000	181,500
Cote d’Ivoire - 2.1%
Ivory Coast Government International Bond, 6.125%, 6/15/2033	250,000	251,456
Croatia - 1.8%
Croatia Government International Bond, 5.500%, 4/4/2023 (5)	200,000	220,844
Dominican Republic - 2.2%
Dominican Republic International Bond:
5.875%, 4/18/2024 (5)	100,000	107,901
5.950%, 1/25/2027 (5)	150,000	163,125

		271,026
Ethiopia - 1.7%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (5)	200,000	207,958
Namibia - 1.7%
Namibia International Bonds, 5.250%, 10/29/2025 (5)	200,000	203,032
Oman - 1.6%
Oman Government International Bond, 4.750%, 6/15/2026 (1) (5)	200,000	195,996
Paraguay - 1.7%
Paraguay Government International Bond, 4.625%, 1/25/2023 (1) (5)	200,000	211,450
Rwanda - 1.7%
Rwanda International Government Bond, 6.625%, 5/2/2023 (5)	200,000	207,750
Saudi Arabia - 1.6%
Saudi Government International Bond, 4.500%, 10/26/2046 (5)	200,000	200,296

Sri Lanka - 1.7%
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (5)	200,000	205,314
Turkey - 3.4%
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	200,000	200,996
Turkey Government International Bond, 6.000%, 3/25/2027	200,000	210,113

		411,109
Vietnam - 1.8%
Vietnam Government International Bond, 4.800%, 11/19/2024 (5)	200,000	213,422

Total International Bonds (identified cost $4,513,031)		4,639,466

Short-Term Investments - 26.2%

Collateral Investment for Securities on Loan - 19.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028% (3)	2,325,725	2,325,725
Mutual Funds - 7.2%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	878,224	878,224

Total Short-Term Investments (identified cost $3,203,996)		3,203,949

Total Investments - 117.7% (identified cost $14,038,491)		14,377,551
Other Assets and Liabilities - (17.7)%		(2,166,668)

Total Net Assets - 100.0%		$12,210,883

TCH Emerging Markets Bond Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Auto Parts & Equipment	$258,125	2.1%
Banks	881,355	7.2
Beverages	203,157	1.7
Chemicals	227,819	1.9
Diversified Financial Services	223,090	1.8
Electric	315,750	2.6
Engineering & Construction	271,298	2.2
Food	208,044	1.7
Forest Products & Paper	217,400	1.8
Holding Companies-Diversified	218,500	1.8
Iron/Steel	163,688	1.3
Mining	224,187	1.8
Multi-National	211,788	1.7
Oil & Gas	924,475	7.6
Sovereign	205,800	1.7
Telecommunications	603,582	5.0
Transportation	1,176,078	9.6

Total Corporate Bonds & Notes	6,534,136	53.5
International Bonds	4,639,466	38.0
Collateral Investment for Securities on Loan	2,325,725	19.0
Mutual Funds	878,224	7.2

Total Investments	14,377,551	117.7
Other Assets and Liabilities	(2,166,668)	(17.7)

Total Net Assets	$12,210,883	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares, Contracts, Principal Amount, or Units	Value
Bank Loans Purchased Long - 0.0%

United States - 0.0%
SunEdison, Inc., 13.250% (PRIME+900 basis points), 7/2/2018 (7) (8)	$40,059	$6,409

Total Bank Loans Purchased Long (identified cost $40,059)		6,409

Common Stocks Purchased Long - 55.4%

Australia - 0.2%
Regis Resources, Ltd.	43,760	129,992
Bermuda - 1.3%
Argo Group International Holdings, Ltd.	2,920	178,850
Aspen Insurance Holdings, Ltd.	5,436	222,876
Essent Group, Ltd. (2)	5,064	224,082
IHS Markit Ltd. (2)	10,661	475,694
Travelport Worldwide, Ltd.	1,672	22,388

		1,123,890
Canada - 1.0%
Air Canada (2)	867	16,525
BlackBerry Ltd. (2) (9)	28,426	306,148
Cascades, Inc.	2,968	29,538
Celestica, Inc. (2)	5,292	57,426
George Weston, Ltd.	3,087	262,987
Just Energy Group, Inc.	5,816	25,200
Pure Industrial Real Estate Trust	15,759	81,595
Transcontinental, Inc.	3,009	64,838

		844,257
Cayman Islands - 0.1%
China Dongxiang Group Co., Ltd.	280,000	50,360
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, ADR	1,748	94,951
China - 0.1%
Agricultural Bank of China, Ltd., Class H	85,000	39,634
China Machinery Engineering Corp., Class H	97,000	63,105

		102,739
Denmark - 0.1%
Novo Nordisk A/S	1,148	59,391
France - 0.3%
Boiron SA	698	63,143
IPSOS	1,731	62,538
Peugeot SA	3,832	79,258
Sanofi	624	56,968

		261,907
Germany - 0.0%
Hamburger Hafen und Logistik AG	948	27,902
Hungary - 0.2%
Richter Gedeon Nyrt	5,756	148,790
Ireland - 2.2%
Adient PLC	3,493	273,362
Allergan PLC (9)	6,951	1,208,292
Pentair PLC	3,447	245,289
Seagate Technology PLC	1,797	69,292

		1,796,235

Italy - 0.3%
Amplifon SpA	8,669	135,553
ASTM SpA	1,567	44,670
Societa Iniziative Autostradali e Servizi SpA	3,397	59,979

		240,202
Japan - 2.1%
Fujibo Holdings, Inc.	1,400	43,498
Heiwado Co., Ltd.	8,400	181,402
Kato Sangyo Co., Ltd.	1,300	47,012
Keihin Corp.	5,600	110,568
Mitsui Sugar Co., Ltd.	1,900	77,845
Nippon Road Co., Ltd.	600	36,104
Nippon Telegraph & Telephone Corp. (9)	6,900	361,836
Nipro Corp.	400	5,802
Nissan Motor Co., Ltd.	12,300	119,423
Okinawa Electric Power Co., Inc.	1,400	36,664
Paramount Bed Holdings Co., Ltd.	4,200	200,116
Press Kogyo Co., Ltd.	10,400	62,176
Sapporo Holdings, Ltd. (9)	4,500	141,133
Shimachu Co., Ltd.	3,900	112,270
Wakita & Co., Ltd.	5,200	61,581
Warabeya Nichiyo Holdings Co., Ltd.	2,600	69,410
Yorozu Corp.	2,300	50,821

		1,717,661
Jersey - 0.1%
Wizz Air Holdings PLC (2) (5)	1,506	67,834
Luxembourg - 0.5%
Orion Engineered Carbons SA	2,692	65,819
Ternium SA	4,227	120,723
Trinseo SA	2,783	205,386

		391,928
Netherlands - 1.0%
BE Semiconductor Industries NV (9)	4,290	352,759
Boskalis Westminster	5,228	193,476
Playa Hotels & Resorts NV (2)	27,780	295,579

		841,814
New Zealand - 0.2%
Air New Zealand, Ltd.	76,118	167,000
Norway - 0.1%
Austevoll Seafood ASA	6,658	56,046
Panama - 0.1%
Copa Holdings SA, Class A	888	119,161
Poland - 0.1%
Asseco Poland SA	6,717	84,663
Singapore - 0.8%
Broadcom, Ltd. (9)	1,904	529,198
Flex, Ltd. (2)	8,409	151,950

		681,148
South Korea - 0.3%
Samsung Electronics Co., Ltd.	108	253,748
Sweden - 0.1%
Mycronic AB	6,472	67,706
Taiwan - 0.1%
HannStar Display Corp.	189,000	71,238
United Kingdom - 1.6%
Debenhams PLC	52,558	27,849

Delphi Automotive PLC	4,395	460,025
DFS Furniture PLC	8,883	23,893
Greggs PLC	5,005	89,924
Imperial Tobacco Group PLC	3,505	145,322
QinetiQ Group PLC	26,073	76,253
Venator Materials PLC (2)	15,180	341,550
WH Smith PLC	7,210	204,016

		1,368,832
United States - 42.4%
Aetna, Inc.	935	168,468
Air Products & Chemicals, Inc.	2,305	375,807
Allegheny Technologies, Inc. (2)	10,226	232,846
Allscripts Healthcare Solutions, Inc. (2)	9,136	130,645
American International Group, Inc.	6,575	394,237
Amkor Technology, Inc. (2)	7,757	81,992
ArcBest Corp. (9)	11,066	418,848
Armstrong World Industries, Inc. (2)	6,566	393,632
AutoZone, Inc. (2) (9)	834	572,758
Ball Corp.	8,142	324,947
Best Buy Co., Inc.	2,636	157,132
Boston Properties, Inc. (9)	2,411	302,291
Cabot Corp.	5,064	310,119
Casey’s General Stores, Inc.	499	60,254
CF Industries Holdings, Inc.	2,171	81,347
Charles Schwab Corp.	6,665	325,185
CNO Financial Group, Inc. (9)	14,771	372,377
Cooper-Standard Holdings, Inc. (2)	1,238	156,075
CSRA, Inc.	1,566	45,409
CSX Corp. (9)	11,510	641,683
Cutera, Inc. (2)	2,643	108,495
Danaher Corp. (9)	4,500	424,620
Delta Air Lines, Inc.	1,638	86,683
Discover Financial Services	2,636	186,102
Dover Corp. (9)	8,285	809,527
DowDuPont, Inc. (9)	7,380	531,065
Dun & Bradstreet Corp. (9)	5,795	713,422
Eagle Pharmaceuticals, Inc. (2)	2,133	125,975
Edgewell Personal Care Co. (2)	5,965	345,910
EMCOR Group, Inc.	1,255	101,366
Emergent BioSolutions, Inc. (2)	7,037	309,135
Employers Holdings, Inc.	2,274	111,426
Ennis, Inc.	4,129	87,328
EQT Corp.	7,470	445,212
Equinix, Inc. (9)	707	328,394
Evercore Inc., Class A	5,940	515,889
F5 Networks, Inc. (2)	545	73,139
FedEx Corp. (9)	2,905	672,391
FLIR Systems, Inc.	7,515	350,049
GameStop Corp., Class A	2,823	52,931
GCP Applied Technologies, Inc. (2) (9)	8,776	287,414
General Dynamics Corp. (9)	2,033	421,156
Halozyme Therapeutics, Inc. (2) (9)	23,457	437,942
HD Supply Holdings, Inc. (2) (9)	11,193	413,917
Highwoods Properties, Inc.	2,294	116,512
Home Bancorp, Inc.	1,363	58,336
HP, Inc.	12,165	260,939
Huntington Ingalls Industries, Inc.	1,098	265,354
Huntsman Corp.	1,419	45,351
INC Research Holdings, Inc. (2)	1,934	74,072
Inogen, Inc. (2)	1,285	165,431
Integer Holdings Corp. (2)	2,340	113,373
Intercontinental Exchange, Inc.	2,670	190,772
International Paper Co.	4,421	250,273
Intersect ENT, Inc. (2)	484	14,786
Intrexon Corp. (2)	8,587	117,127
KLX, Inc. (2)	4,926	276,398

Kraton Corp. (2)	898	42,251
La Quinta Holdings, Inc. (2) (9)	28,450	506,695
Lantheus Holdings, Inc. (2)	3,521	78,870
Lear Corp. (9)	2,152	389,275
LeMaitre Vascular, Inc.	2,684	88,384
Louisiana-Pacific Corp. (2)	8,577	236,811
Lumentum Holdings, Inc. (2) (9)	8,875	479,694
Magellan Health, Inc. (2)	1,987	167,902
Marathon Petroleum Corp. (9)	9,689	606,822
Marlin Business Services Corp.	728	17,363
Martin Marietta Materials, Inc. (9)	2,225	463,668
Masimo Corp. (2) (9)	3,668	325,865
MBIA, Inc. (2)	7,665	64,539
Medicines Co. (2)	3,431	99,499
Merit Medical Systems, Inc. (2)	6,637	288,378
MGM Resorts International	3,099	105,738
Microchip Technology, Inc.	2,730	237,483
Microsoft Corp.	6,615	556,785
Molina Healthcare, Inc. (2)	80	6,259
Mondelez International, Inc.	9,600	412,224
Murphy USA, Inc. (2)	2,496	196,810
Myriad Genetics, Inc. (2)	862	29,851
Natus Medical, Inc. (2)	1,960	78,498
NCR Corp. (2)	3,764	117,776
Norfolk Southern Corp. (9)	4,130	572,542
Olin Corp. (9)	10,556	376,216
OraSure Technologies, Inc. (2)	7,374	122,040
Orbital ATK, Inc.	1,964	259,130
Owens Corning	5,178	457,476
Owens-Illinois, Inc. (2)	6,560	158,883
PennyMac Financial Services, Inc., Class A (2)	3,715	78,572
PG&E Corp. (9)	4,185	226,994
Photronics, Inc. (2)	5,753	55,516
PNM Resources, Inc.	5,636	256,438
Portland General Electric Co. (9)	6,619	328,567
PPG Industries, Inc.	2,980	348,213
PVH Corp. (9)	4,365	587,311
Quanta Services, Inc. (2)	3,668	139,017
Raymond James Financial, Inc.	2,147	189,580
Rogers Corp. (2)	1,012	163,033
Rush Enterprises, Inc., Class A (2)	3,135	152,706
S&P Global, Inc.	1,747	289,094
Sanmina Corp. (2)	526	17,884
SBA Communications Corp., Class A (2) (9)	3,524	598,199
Selective Insurance Group, Inc.	4,162	254,714
Six Flags Entertainment Corp.	6,770	442,893
Steel Dynamics, Inc.	1,162	44,737
Supernus Pharmaceuticals, Inc. (2)	3,381	127,802
Sykes Enterprises, Inc. (2)	3,758	119,580
Sysco Corp.	2,575	148,655
Tiffany & Co. (9)	9,275	876,488
Travelers Cos., Inc.	3,225	437,213
TriCo Bancshares	5,584	234,696
Tyson Foods, Inc., Class A	1,433	117,864
United Rentals, Inc. (2) (9)	2,446	390,088
Univar, Inc. (2) (9)	13,008	383,216
Unum Group	5,282	299,067
Vantiv, Inc., Class A (2)	5,478	410,850
Versum Materials, Inc.	5,394	207,130
Vishay Intertechnology, Inc.	9,965	218,234
Visteon Corp. (2) (9)	3,302	434,840
Vulcan Materials Co.	3,185	400,195
Wabash National Corp. (9)	10,296	207,464
WellCare Health Plans, Inc. (2)	1,205	256,653
Wells Fargo & Co.	9,140	516,136
Western Digital Corp. (9)	8,823	695,782
WR Grace & Co.	9,623	705,462

Wyndham Worldwide Corp.	3,695	415,281
Yum China Holdings, Inc.	5,102	208,315
Zimmer Biomet Holdings, Inc.	2,135	250,009

		35,212,479

Total Common Stocks Purchased Long (identified cost $41,377,721)		45,981,874

Corporate Bonds & Notes Purchased Long - 0.0%

United States - 0.0%
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020 (2) (8)	$72,000	0

Total Corporate Bonds & Notes Purchased Long (identified cost $0)		0

Limited Partnership Units Purchased Long - 0.7%

United States - 0.7%
CrossAmerica Partners LP	16,542	398,001
DCP Midstream LP, Class A	5,639	198,154

Total Limited Partnership Units Purchased Long (identified cost $613,392)		596,155

Mutual Funds Purchased Long - 0.7%

United States - 0.7%
Altaba, Inc. (2)	8,726	611,344

Total Mutual Funds Purchased Long (identified cost $354,358)		611,344

Purchased Call Options - 2.8%

United States - 2.8%
CSRA, Inc., Exercise Price: $30.00, Notional: $66,000, 12/15/2017 (2)	22	546
Intercontinental Exchange, Inc., Exercise Price: $55.00, Notional: $55,000, 1/18/2019 (2)	10	18,000
MBIA, Inc., Exercise Price: $5.00, Notional: $71,500, 1/18/2019 (2)	143	52,910
S&P 500 Index:
Exercise Price: $2,650.00, Notional: $11,925,000, 12/15/2017 (2)	45	91,386
Exercise Price: $2,575.00, Notional: $53,045,000, 12/15/2017 (2)	206	1,464,660
Exercise Price: $2,545.00, Notional: $2,036,000, 12/15/2017 (2)	8	86,160
Exercise Price: $2,495.00, Notional: $9,481,000, 12/15/2017 (2)	38	576,650

Total Purchased Call Options (identified cost $951,803)		2,290,312

Purchased Put Options - 0.1%

United States - 0.1%
S&P 500 Index:
Exercise Price: $2,585.00, Notional: $18,612,000, 12/15/2017 (2)	72	41,040
Exercise Price: $2,580.00, Notional: $8,772,000, 12/15/2017 (2)	34	17,204
Exercise Price: $2,555.00, Notional: $19,418,000, 12/15/2017 (2)	76	22,192
Exercise Price: $2,550.00, Notional: $8,925,000, 12/15/2017 (2)	35	10,850
Exercise Price: $2,490.00, Notional: $9,213,000, 12/15/2017 (2)	37	6,105

Total Purchased Put Options (identified cost $848,559)		97,391

Short-Term Investments - 42.3%

Mutual Funds - 27.3%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	22,655,241	22,655,241
U.S. Treasury Bills - 15.0%
United States Treasury Bill, 0.975%, 12/14/2017 (10)	$12,500,000	12,495,802

Total Short-Term Investments (identified cost $35,151,425)		35,151,043

Total Investments - 102.0% (identified cost $79,337,317)		84,734,528
Other Assets and Liabilities - 23.4%		19,429,450
Securities Sold Short and Written Options (see summary below) - (25.4)%		(21,138,475)

Total Net Assets - 100.0%		$83,025,503

Securities Sold Short & Written Options - (25.4)%

Common Stocks Sold Short - (16.1)%

Australia - (0.1)%
Nanosonics, Ltd. (2)	(18,846)	$(36,319)
Bermuda - 0.0%
Esprit Holdings, Ltd. (2)	(50,000)	(25,963)
Canada - (0.6)%
Canadian Tire Corp. Ltd., Class A	(1,790)	(226,193)
National Bank of Canada	(5,940)	(292,684)

		(518,877)
Finland - (0.0)%
Caverion OYJ (2)	(3,675)	(27,544)
France - (0.2)%
Publicis Groupe SA	(2,530)	(168,042)
Germany - (0.3)%
Zalando SE (2) (5)	(3,346)	(171,323)
zooplus AG (2)	(223)	(38,421)

		(209,744)
Ireland - (0.5)%
Eaton Corp. PLC	(2,800)	(217,784)
Ingersoll-Rand PLC	(2,525)	(221,240)

		(439,024)
Japan - (1.4)%
ABC-Mart, Inc.	(600)	(32,984)
Acom Co., Ltd. (2)	(9,200)	(38,329)
Don Quijote Holdings Co., Ltd.	(1,600)	(77,093)
Fuji Seal International, Inc.	(3,300)	(112,667)
Hoshizaki Corp.	(1,800)	(173,627)
Kose Corp.	(600)	(92,398)
Kura Corp.	(900)	(41,984)
M3, Inc.	(2,300)	(76,328)
MISUMI Group, Inc.	(5,600)	(163,766)
Nippon Paint Holdings Co., Ltd.	(4,600)	(141,480)
Pilot Corp.	(1,900)	(91,736)
Prestige International, Inc.	(4,900)	(61,836)
SMS Co., Ltd.	(2,900)	(92,964)

		(1,197,192)
Netherlands - (0.4)%
LyondellBasell Industries NV, Class A	(1,635)	(171,184)
TomTom NV (2)	(12,442)	(134,470)

		(305,654)
New Zealand - (0.1)%
Xero, Ltd. (2)	(2,450)	(53,483)
Norway - (0.2)%
Schibsted ASA, Class A	(3,845)	(103,457)
XXL ASA (5)	(3,705)	(37,238)

		(140,695)

Spain - (0.1)%
Cellnex Telecom SA (5)	(4,313)	(106,204)
Sweden - (0.2)%
AAK AB	(819)	(66,457)
Wallenstam AB	(6,488)	(60,290)

		(126,747)
Switzerland - (0.4)%
Arbonia AG (2)	(2,989)	(47,711)
Roche Holding AG	(1,250)	(315,427)

		(363,138)
United Kingdom - (1.0)%
Balfour Beatty PLC	(16,244)	(58,263)
Capital & Counties Properties PLC	(13,974)	(49,480)
Cobham PLC (2)	(88,009)	(151,193)
Just Eat PLC (2)	(15,552)	(168,161)
Nielsen NV	(4,660)	(171,115)
Serco Group PLC (2)	(49,755)	(64,211)
Sophos Group PLC (5)	(17,667)	(135,929)

		(798,352)
United States - (10.6)%
Advanced Micro Devices, Inc. (2)	(12,096)	(131,726)
Aerovironment, Inc. (2)	(2,115)	(96,402)
Allegheny Technologies, Inc. (2)	(3,453)	(78,625)
Bank of the Ozarks	(2,087)	(100,635)
Benefitfocus, Inc. (2)	(2,722)	(73,766)
BioScrip, Inc. (2)	(29,222)	(76,562)
Brown-Forman Corp., Class B	(1,074)	(64,225)
C.H. Robinson Worldwide, Inc.	(2,210)	(191,497)
CF Industries Holdings, Inc.	(3,600)	(134,892)
Chesapeake Energy Corp. (2)	(7,042)	(28,661)
Church & Dwight Co., Inc.	(1,810)	(85,233)
Costco Wholesale Corp.	(470)	(86,682)
CVS Health Corp.	(4,740)	(363,084)
Darden Restaurants, Inc.	(2,145)	(180,866)
Deltic Timber Corp.	(958)	(88,414)
Domino’s Pizza, Inc.	(1,120)	(208,499)
Duke Realty Corp.	(4,878)	(137,218)
Ecolab, Inc.	(1,940)	(263,685)
Education Realty Trust, Inc.	(2,646)	(96,764)
Express Scripts Holding Co. (2)	(3,595)	(234,322)
Federated Investors, Inc., Class B	(5,745)	(192,802)
Financial Engines, Inc.	(1,397)	(38,976)
Ford Motor Co.	(17,270)	(216,220)
Gap, Inc.	(5,720)	(184,813)
Genuine Parts Co.	(2,890)	(268,683)
Guidewire Software, Inc. (2)	(1,359)	(101,096)
H&R Block, Inc.	(6,670)	(174,621)
Hasbro, Inc.	(1,760)	(163,715)
Home Depot, Inc./The	(1,040)	(187,013)
Hormel Foods Corp.	(2,354)	(85,803)
Instructure, Inc. (2)	(2,973)	(103,312)
Interactive Brokers Group, Inc., Class A	(3,852)	(219,795)
J.B. Hunt Transport Services, Inc.	(1,645)	(182,825)
Kopin Corp. (2)	(19,878)	(64,007)
Legg Mason, Inc.	(2,135)	(85,354)
Leggett & Platt, Inc.	(3,725)	(179,694)
LSB Industries, Inc. (2)	(11,217)	(101,065)
Macerich Co.	(1,283)	(83,074)
Macquarie Infrastructure Corp.	(1,836)	(122,608)
Netflix, Inc. (2)	(517)	(96,979)
Omnicom Group, Inc.	(2,280)	(162,883)
PepsiCo, Inc.	(2,735)	(318,682)
PHH Corp. (2)	(9,936)	(112,873)
Pinnacle Financial Partners, Inc.	(2,460)	(168,879)

Praxair, Inc.	(1,255)	(193,170)
PROS Holdings, Inc. (2)	(3,929)	(98,579)
Rayonier, Inc.	(4,407)	(139,041)
Regal Beloit Corp.	(2,260)	(173,907)
Republic First Bancorp, Inc. (2)	(6,595)	(62,323)
Scotts Miracle-Gro Co.	(1,780)	(176,042)
Senior Housing Properties Trust	(3,368)	(64,497)
Splunk, Inc. (2)	(992)	(79,449)
Starbucks Corp.	(3,160)	(182,711)
Target Corp.	(2,305)	(138,070)
Tenneco, Inc.	(1,425)	(84,659)
TimkenSteel Corp. (2)	(3,313)	(50,026)
Titan International, Inc.	(5,190)	(62,124)
United Therapeutics Corp. (2)	(1,355)	(176,137)
Verso Corp., Class A (2)	(9,926)	(113,454)
VF Corp.	(2,465)	(179,847)
Wabtec Corp.	(2,197)	(168,949)
Weyerhaeuser Co.	(2,226)	(78,756)
Whirlpool Corp.	(1,065)	(179,527)
Zillow Group, Inc., Class C (2)	(2,175)	(89,262)

		(8,828,060)

Total Common Stocks Sold Short (proceeds $(12,730,211))		(13,345,038)

Exchange Traded Funds Sold Short - (5.3)%

United States - (5.3)%
Energy Select Sector SPDR	(2,407)	(166,324)
iShares Russell 1000 Growth	(2,683)	(358,959)
iShares Russell 2000	(6,809)	(1,046,203)
iShares Russell 2000 Value	(2,553)	(326,222)
iShares Russell Mid-Cap Growth	(6,880)	(827,182)
SPDR S&P 500 Trust	(5,232)	(1,385,413)
SPDR S&P Mid-Cap 400 Trust	(772)	(267,043)

Total Exchange Traded Funds Sold Short (proceeds $(4,082,735))		(4,377,346)

Limited Partnership Units Sold Short - (0.1)%

United States - (0.1)%
Carlyle Group LP	(5,020)	(100,902)

Total Limited Partnership Units Sold Short (proceeds $(113,164))		(100,902)

Written Call Options - (3.7)%

United States - (3.7)%
Allegheny Technologies, Inc., Exercise Price: $25.00, Notional: $(15,000), 12/15/2017 (2)	(6)	(75)
Allscripts Healthcare Solution:
Exercise Price: $14.00, Notional: $(16,800), 12/15/2017 (2)	(12)	(780)
Exercise Price: $13.00, Notional: $(31,200), 12/15/2017 (2)	(24)	(3,528)
Exercise Price: $12.00, Notional: $(14,400), 12/15/2017 (2)	(12)	(2,790)
Altaba, Inc.:
Exercise Price: $72.50, Notional: $(36,250), 12/15/2017 (2)	(5)	(595)
Exercise Price: $70.00, Notional: $(70,000), 12/15/2017 (2)	(10)	(2,100)
Exercise Price: $67.50, Notional: $(162,000), 12/15/2017 (2)	(24)	(9,432)
BlackBerry Ltd.:
Exercise Price: $10.00, Notional: $(27,000), 12/15/2017 (2)	(27)	(2,268)
Exercise Price: $9.00, Notional: $(9,900), 12/15/2017 (2)	(11)	(1,936)
CF Industries Holdings, Inc., Exercise Price: $40.00, Notional: $(16,000), 12/15/2017 (2)	(4)	(80)
Eagle Pharmaceuticals Inc., Exercise Price: $55.00, Notional: $(11,000), 12/15/2017 (2)	(2)	(840)
Halozyme Therapeutics, Inc.:
Exercise Price: $19.00, Notional: $(22,800), 12/15/2017 (2)	(12)	(480)
Exercise Price: $17.00, Notional: $(28,900), 12/15/2017 (2)	(17)	(2,932)
Exercise Price: $18.00, Notional: $(39,600), 3/16/2018 (2)	(22)	(4,532)
Intrexon Corp.:
Exercise Price: $14.00, Notional: $(12,600), 12/15/2017 (2)	(9)	(450)
Exercise Price: $13.00, Notional: $(11,700), 12/15/2017 (2)	(9)	(900)

iShares Russel 2000 ETF, Exercise Price: $135.00, Notional: $(148,500), 12/15/2017 (2)	(11)	(20,460)
Louisiana-Pacific Corp., Exercise Price: $25.00, Notional: $(67,500), 12/15/2017 (2)	(27)	(7,965)
Marathon Petroleum Corp.:
Exercise Price: $62.50, Notional: $(93,750), 12/15/2017 (2)	(15)	(1,770)
Exercise Price: $60.00, Notional: $(96,000), 12/15/2017 (2)	(16)	(4,288)
MGM Resorts International, Exercise Price: $32.00, Notional: $(54,400), 12/15/2017 (2)	(17)	(3,655)
Murphy USA, Inc., Exercise Price: $75.00, Notional: $(60,000), 12/15/2017 (2)	(8)	(3,320)
Owens Corning, Exercise Price: $80.00, Notional: $(72,000), 12/15/2017 (2)	(9)	(7,650)
S&P 500 Index:
Exercise Price: $2,680.00, Notional: $(32,964,000), 12/15/2017 (2)	(123)	(104,299)
Exercise Price: $2,615.00, Notional: $(32,949,000), 12/15/2017 (2)	(126)	(462,420)
Exercise Price: $2,585.00, Notional: $(18,612,000), 12/15/2017 (2)	(72)	(471,600)
Exercise Price: $2,580.00, Notional: $(8,772,000), 12/15/2017 (2)	(34)	(242,760)
Exercise Price: $2,555.00, Notional: $(19,418,000), 12/15/2017 (2)	(76)	(759,620)
Exercise Price: $2,550.00, Notional: $(8,925,000), 12/15/2017 (2)	(35)	(333,200)
Exercise Price: $2,490.00, Notional: $(9,213,000), 12/15/2017 (2)	(37)	(549,265)
S&P Global, Inc., Exercise Price: $160.00, Notional: $(16,000), 12/15/2017 (2)	(1)	(635)
SBA Communications Corp.:
Exercise Price: $170.00, Notional: $(68,000), 12/15/2017 (2)	(4)	(1,060)
Exercise Price: $165.00, Notional: $(66,000), 12/15/2017 (2)	(4)	(2,380)
Exercise Price: $160.00, Notional: $(64,000), 12/15/2017 (2)	(4)	(4,120)
Sociedad Quimica y Minera de Chile:
Exercise Price: $60.00, Notional: $(102,000), 12/15/2017 (2)	(17)	(595)
Exercise Price: $65.00, Notional: $(19,500), 1/19/2018 (2)	(3)	(195)
Exercise Price: $60.00, Notional: $(18,000), 1/19/2018 (2)	(3)	(450)
SPDR S&P 500 ETF Trust, Exercise Price: $240.00, Notional: $(984,000), 12/15/2017 (2)	(41)	(103,115)
Versum Materials, Inc., Exercise Price: $37.50, Notional: $(15,000), 12/15/2017 (2)	(4)	(560)
Western Digital Corp.:
Exercise Price: $92.50, Notional: $(18,500), 12/15/2017 (2)	(2)	(10)
Exercise Price: $95.00, Notional: $(28,500), 1/19/2018 (2)	(3)	(84)

Total Written Call Options (proceeds $(1,247,880))		(3,119,194)

Written Put Options - (0.2)%

United States - (0.2)%
S&P 500 Index:
Exercise Price: $2,495.00, Notional: $(9,481,000), 12/15/2017 (2)	(38)	(6,080)
Exercise Price: $2,650.00, Notional: $(11,925,000), 12/15/2017 (2)	(45)	(86,815)
Exercise Price: $2,575.00, Notional: $(53,045,000), 12/15/2017 (2)	(206)	(100,940)
Exercise Price: $2,545.00, Notional: $(2,036,000), 12/15/2017 (2)	(8)	(2,160)

Total Written Put Options (proceeds $(727,546))		(195,995)

Total Securities Sold Short & Written Options (proceeds $(18,901,536))		$(21,138,475)

Alternative Strategies Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$62,538	0.1%
Aerospace/Defense	956,684	1.2
Agriculture	145,322	0.2
Airlines	457,203	0.5
Auto Manufacturers	406,146	0.5
Auto Parts & Equipment	1,937,143	2.3
Banks	790,465	1.0
Beverages	141,133	0.2
Biotechnology	993,554	1.2
Building Materials	1,951,782	2.3
Chemicals	4,195,912	5.1
Commercial Services	2,162,172	2.6
Computers	2,179,283	2.6
Cosmetics/Personal Care	345,910	0.4
Distribution/Wholesale	475,498	0.6
Diversified Financial Services	1,503,463	1.8
Electric	848,663	1.0
Electronics	1,097,520	1.3
Engineering & Construction	394,050	0.5
Entertainment	442,893	0.5
Food	1,463,369	1.8
Forest Products & Paper	279,811	0.3
Gas	25,200	0.0
Healthcare-Products	2,264,667	2.7
Healthcare-Services	599,282	0.7
Insurance	2,559,382	3.1
Internet	73,139	0.1
Iron/Steel	398,306	0.5
Lodging	1,323,293	1.6
Mining	129,992	0.2
Miscellaneous Manufacturing	1,260,201	1.5
Oil & Gas	1,248,844	1.5
Packaging & Containers	483,831	0.6
Pharmaceuticals	1,925,914	2.3
Real Estate Investment Trusts	1,426,992	1.7
Retail	3,086,282	3.7
Savings & Loans	58,336	0.1
Semiconductors	1,510,695	1.8
Shipbuilding	265,354	0.3
Software	1,400,852	1.7
Telecommunications	361,836	0.4
Textiles	43,498	0.1
Transportation	2,305,464	2.8

Total Common Stocks Purchased Long	45,981,874	55.4
Bank Loans Purchased Long	6,409	0.0
Corporate Bonds & Notes Purchased Long Oil & Gas	0	0.0
Limited Partnership Units Purchased Long	596,155	0.7
Mutual Funds Purchased Long	611,344	0.7
Purchased Call Options	2,290,312	2.8
Purchased Put Options	97,391	0.1
Short-Term Investments	35,151,043	42.3

Total Investments	84,734,528	102.0
Other Assets and Liabilities	19,429,450	23.4
Securities Sold Short & Written Options (see below)	(21,138,475)	(25.4)

Total Net Assets	$83,025,503	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Advertising	$(330,925)	(0.4)%
Aerospace/Defense	(247,595)	(0.3)
Apparel	(179,846)	(0.2)
Auto Manufacturers	(216,220)	(0.3)
Auto Parts & Equipment	(146,784)	(0.2)
Banks	(624,521)	(0.8)
Beverages	(382,907)	(0.5)
Biotechnology	(176,136)	(0.2)
Building Materials	(47,710)	(0.1)
Chemicals	(640,727)	(0.8)
Commercial Services	(821,408)	(1.0)
Computers	(200,140)	(0.2)
Cosmetics/Personal Care	(92,398)	(0.1)
Diversified Financial Services	(688,129)	(0.8)
Engineering & Construction	(58,263)	(0.1)
Food	(152,260)	(0.2)
Forest Products & Paper	(201,868)	(0.2)
Hand/Machine Tools	(173,907)	(0.2)
Healthcare-Products	(36,319)	(0.0)
Home Furnishings	(532,848)	(0.6)
Household Products/Wares	(176,969)	(0.2)
Housewares	(176,042)	(0.2)
Internet	(562,115)	(0.7)
Iron/Steel	(78,625)	(0.1)
Machinery-Diversified	(168,949)	(0.2)
Media	(103,457)	(0.1)
Metal Fabricate/Hardware	(213,793)	(0.3)
Miscellaneous Manufacturing	(540,090)	(0.7)
Oil & Gas	(28,661)	(0.0)
Packaging & Containers	(112,668)	(0.1)
Pharmaceuticals	(626,311)	(0.8)
Real Estate	(109,769)	(0.1)
Real Estate Investment Trusts	(599,351)	(0.7)
Retail	(2,413,199)	(2.9)
Semiconductors	(195,733)	(0.2)
Software	(644,154)	(0.8)
Telecommunications	(106,204)	(0.1)
Toys/Games/Hobbies	(163,715)	(0.2)
Transportation	(374,322)	(0.5)

Total Common Stocks Sold Short	(13,345,038)	(16.1)
Exchange Traded Funds Sold Short	(4,377,346)	(5.3)
Limited Partnership Units Sold Short	(100,902)	(0.1)
Written Call Options	(3,119,194)	(3.7)
Written Put Options	(195,995)	(0.2)

Total Securities Sold Short & Written Options	$(21,138,475)	(25.4)%

At November 30, 2017, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at November 30, 2017	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
December 2017	27	SFE 10-Year Australian Bond	$2,652,481	$2,668,114	$15,633
December 2017	16	Eurex 10-Year Euro BUND	3,083,072	3,098,838	15,766
March 2018	19	LIFFE Long Gilt Government Bond	3,187,345	3,175,977	(11,368)
March 2018	10	CBOT U.S. Long Bond	1,528,877	1,517,188	(11,689)
March 2018	1	Eurex 10-Year Euro BUND	193,500	193,308	(192)
Index Futures
December 2017	164	CME E-Mini S&P 500® Index	21,468,267	21,712,780	244,513
December 2017	27	Eurex Euro STOXX 50 Index	1,147,906	1,148,246	340
December 2017	22	CME E-Mini S&P 500® Index	2,811,386	2,912,690	101,304
December 2017	18	Russell 2000 Mini Index	1,377,776	1,390,860	13,084
December 2017	15	LIFFE FTSE 100 Index	1,512,247	1,486,761	(25,486)
December 2017	7	CME E-Mini NASDAQ 100 Index	871,385	891,660	20,275
December 2017	6	TSE TOPIX Index	914,734	958,017	43,283
December 2017	6	OSE Nikkei 225 Index	1,114,167	1,213,381	99,214
December 2017	6	CBOT E-Mini DJIA Index	687,362	728,220	40,858
December 2017	5	CAC 40 10 Euro	318,336	319,433	1,097
December 2017	5	HKG Hang Seng Index	956,867	938,490	(18,377)
December 2017	4	Eurex DAX Index	1,542,751	1,553,573	10,822
Interest Rate Futures
December 2018	110	LIFFE 3-Month Euro Euribor	32,811,735	32,816,963	5,228
December 2018	36	LIFFE 90-Day Sterling	6,031,839	6,031,029	(810)
June 2019	1	LIFFE 3-Month Euro Euribor	297,966	297,949	(17)

Short Futures
Bond Futures
March 2018	15	CBOT 5-Year U.S. Treasury Note	(1,751,340)	(1,745,156)	6,184
March 2018	27	CBOT 10-Year U.S. Treasury Note	(3,368,439)	(3,349,266)	19,173
Interest Rate Futures
December 2018	220	CME 3-Month Eurodollar	(53,929,471)	(53,858,750)	70,721
June 2019	3	CME 3-Month Eurodollar	(734,016)	(733,650)	366

Total Futures Contracts			$24,726,733	$25,366,655	$639,922

At November 30, 2017, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Currency	Contract Amount				Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy		Sell
December 22, 2017	Australian Dollar	AUD	4,348,000		$3,465,352	$3,288,473	$(176,879)	Bank of America
December 22, 2017	Australian Dollar		$5,752,546	AUD	7,568,000	5,723,820	28,726	Bank of America
December 22, 2017	Canadian Dollar	CAD	4,968,000		$4,072,835	3,852,047	(220,788)	Bank of America
December 22, 2017	Canadian Dollar		$938,689	CAD	1,188,000	921,142	17,547	Bank of America
December 22, 2017	Euro Currency	EUR	4,437,000		$5,283,642	5,287,632	3,990	Bank of America
December 22, 2017	Euro Currency		$1,451,176	EUR	1,232,000	1,468,191	(17,015)	Bank of America
December 22, 2017	Japanese Yen	JPY	408,085,000		$3,677,374	3,629,656	(47,718)	Bank of America
December 22, 2017	Japanese Yen		$7,286,430	JPY	817,169,000	7,268,197	18,233	Bank of America
December 22, 2017	Mexican Peso	MXN	18,895,000		$1,041,245	1,010,691	(30,554)	Bank of America
December 22, 2017	Mexican Peso		$334,212	MXN	6,322,000	338,163	(3,951)	Bank of America
December 22, 2017	New Zealand Dollar	NZD	2,115,000		$1,528,434	1,445,210	(83,224)	Bank of America
December 22, 2017	New Zealand Dollar		$2,787,943	NZD	4,033,000	2,755,807	32,136	Bank of America
December 22, 2017	Pound Sterling	GBP	4,089,000		$5,437,979	5,533,921	95,942	Bank of America
December 22, 2017	Pound Sterling		$2,448,222	GBP	1,850,000	2,503,730	(55,508)	Bank of America
December 22, 2017	Swiss Franc	CHF	2,563,000		$2,669,315	2,609,429	(59,886)	Bank of America
December 22, 2017	Swiss Franc		$4,602,232	CHF	4,560,000	4,642,606	(40,374)	Bank of America

							$(539,323)

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Common Stocks Purchased Long - 94.3%

Australia - 0.7%
Regis Resources, Ltd.	29,124	$86,515
Bermuda - 3.7%
Argo Group International Holdings, Ltd.	1,943	119,009
Aspen Insurance Holdings, Ltd. (9)	3,618	148,338
Essent Group, Ltd. (2)	3,374	149,299
Travelport Worldwide, Ltd.	1,113	14,903

		431,549
Canada - 3.0%
Air Canada (2)	577	10,997
Cascades, Inc.	1,977	19,676
Celestica, Inc. (2)	3,522	38,219
George Weston, Ltd. (9)	2,054	174,984
Just Energy Group, Inc.	3,871	16,772
Pure Industrial Real Estate Trust	10,488	54,304
Transcontinental, Inc.	2,003	43,160

		358,112
Cayman Islands - 0.3%
China Dongxiang Group Co., Ltd.	186,000	33,453
China - 0.6%
Agricultural Bank of China, Ltd., Class H	57,000	26,578
China Machinery Engineering Corp., Class H	64,000	41,636

		68,214
Denmark - 0.3%
Novo Nordisk A/S	764	39,525
France - 1.5%
Boiron SA	465	42,065
IPSOS	1,152	41,620
Peugeot SA	2,550	52,743
Sanofi	415	37,887

		174,315
Germany - 0.2%
Hamburger Hafen und Logistik AG	631	18,572
Greece - 0.4%
JUMBO SA	2,948	44,129
Hungary - 0.8%
Richter Gedeon Nyrt	3,831	99,030
Ireland - 0.4%
Seagate Technology PLC	1,196	46,118
Italy - 1.4%
Amplifon SpA	5,769	90,207
ASTM SpA	1,043	29,732
Societa Iniziative Autostradali e Servizi SpA	2,261	39,922

		159,861
Japan - 9.6%
Fujibo Holdings, Inc.	900	27,963
Heiwado Co., Ltd.	5,600	120,935
Kato Sangyo Co., Ltd.	800	28,930

Keihin Corp.	3,700	73,054
Mitsui Sugar Co., Ltd.	1,300	53,262
Nippon Road Co., Ltd.	400	24,069
Nippon Telegraph & Telephone Corp. (9)	4,600	241,224
Nipro Corp.	200	2,901
Nissan Motor Co., Ltd.	8,200	79,615
Okinawa Electric Power Co., Inc. (1)	880	23,046
Paramount Bed Holdings Co., Ltd. (9)	2,800	133,411
Press Kogyo Co., Ltd.	6,900	41,251
Sapporo Holdings, Ltd.	2,900	90,952
Shimachu Co., Ltd.	2,600	74,847
Wakita & Co., Ltd.	3,500	41,449
Warabeya Nichiyo Holdings Co., Ltd.	1,700	45,384
Yorozu Corp.	1,500	33,144

		1,135,437
Jersey - 0.4%
Wizz Air Holdings PLC (2) (5)	1,002	45,133
Luxembourg - 2.2%
Orion Engineered Carbons SA	1,792	43,814
Ternium SA	2,813	80,339
Trinseo SA	1,852	136,678

		260,831
Netherlands - 3.1%
BE Semiconductor Industries NV (9)	2,855	234,762
Boskalis Westminster	3,479	128,749

		363,511
New Zealand - 0.9%
Air New Zealand, Ltd.	50,659	111,144
Norway - 0.3%
Austevoll Seafood ASA	4,431	37,299
Panama - 0.7%
Copa Holdings SA, Class A	591	79,306
Poland - 0.5%
Asseco Poland SA	4,477	56,430
South Korea - 1.4%
Samsung Electronics Co., Ltd.	73	171,515
Sweden - 0.4%
Mycronic AB (1)	4,307	45,057
Taiwan - 0.4%
HannStar Display Corp.	126,000	47,492
United Kingdom - 3.2%
Debenhams PLC (1)	34,979	18,534
DFS Furniture PLC (1)	5,912	15,902
Greggs PLC	3,331	59,848
Imperial Brands PLC	2,332	96,688
QinetiQ Group PLC	17,353	50,750
WH Smith PLC (9)	4,798	135,765

		377,487
United States - 57.9%
Amkor Technology, Inc. (2)	5,162	54,562
ArcBest Corp. (9)	7,364	278,727
Best Buy Co., Inc. (9)	1,754	104,556
Boston Properties, Inc. (9)	1,605	201,235
Cabot Corp. (9)	3,370	206,379
CNO Financial Group, Inc. (9)	9,830	247,814

Cooper-Standard Holdings, Inc. (2) (9)	824	103,882
Cutera, Inc. (2)	1,759	72,207
Delta Air Lines, Inc.	1,091	57,736
Discover Financial Services (9)	1,754	123,832
EMCOR Group, Inc.	835	67,443
Emergent BioSolutions, Inc. (2) (9)	4,687	205,900
Employers Holdings, Inc.	1,513	74,137
Ennis, Inc.	2,748	58,120
Equinix, Inc. (9)	470	218,310
F5 Networks, Inc. (2)	362	48,580
GameStop Corp., Class A (1)	1,878	35,213
Highwoods Properties, Inc.	1,527	77,556
Home Bancorp, Inc.	908	38,862
Huntington Ingalls Industries, Inc. (9)	731	176,661
INC Research Holdings, Inc. (2)	1,287	49,292
Inogen, Inc. (2) (9)	855	110,073
Integer Holdings Corp. (2)	1,558	75,485
Intersect ENT, Inc. (2)	293	8,951
Kraton Corp. (2)	598	28,136
Lantheus Holdings, Inc. (2)	2,343	52,483
Lear Corp. (9)	1,432	259,034
LeMaitre Vascular, Inc.	1,786	58,813
Magellan Health, Inc. (2)	1,322	111,709
Marlin Business Services Corp.	484	11,543
Masimo Corp. (2) (9)	2,441	216,858
Merit Medical Systems, Inc. (2) (9)	4,417	191,919
Molina Healthcare, Inc. (2)	48	3,756
Myriad Genetics, Inc. (2)	573	19,843
Natus Medical, Inc. (2)	1,304	52,225
NCR Corp. (2)	2,505	78,381
OraSure Technologies, Inc. (2)	4,907	81,211
Owens Corning (9)	1,872	165,391
Owens-Illinois, Inc. (2) (9)	4,371	105,866
PennyMac Financial Services, Inc., Class A (2)	2,472	52,283
PG&E Corp. (9)	2,785	151,058
Photronics, Inc. (2)	3,829	36,950
PNM Resources, Inc. (9)	3,751	170,671
Portland General Electric Co. (9)	4,405	218,664
Quanta Services, Inc. (2)	2,441	92,514
Raymond James Financial, Inc. (9)	1,429	126,181
Rogers Corp. (2) (9)	673	108,420
Rush Enterprises, Inc., Class A (2)	2,086	101,609
Sanmina Corp. (2)	350	11,900
Selective Insurance Group, Inc. (9)	2,770	169,524
Steel Dynamics, Inc.	773	29,761
Supernus Pharmaceuticals, Inc. (2)	2,250	85,050
Sykes Enterprises, Inc. (2)	2,501	79,582
Sysco Corp.	1,713	98,892
TriCo Bancshares (9)	3,720	156,352
Tyson Foods, Inc., Class A	954	78,467
United Rentals, Inc. (2) (9)	1,628	259,633
Unum Group (9)	3,515	199,019
Vishay Intertechnology, Inc. (1) (9)	6,640	145,416
Wabash National Corp. (1)	6,852	138,068
WellCare Health Plans, Inc. (2) (9)	802	170,818

		6,813,513

Total Common Stocks Purchased Long (identified cost $9,266,414)		11,103,548

Short-Term Investments - 40.0%

Collateral Investment for Securities on Loan - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028% (3)	272,444	272,444
Mutual Funds - 37.7%
State Street Institutional Liquid Reserves Fund - Premier Class, 1.210%	4,439,970	4,439,970

Total Short-Term Investments (identified cost $4,712,580)		4,712,414

Total Investments - 134.3% (identified cost $13,978,994)		15,815,962
Other Assets and Liabilities - (1.5)%		(174,820)
Securities Sold Short (see below) - (32.8)%		(3,867,694)

Total Net Assets - 100.0%		$11,773,448

Securities Sold Short - (32.8)%

Common Stocks Sold Short - (32.8)%

Australia - (0.2)%
Nanosonics, Ltd. (2)	(12,543)	$(24,172)
Bermuda - (0.1)%
Esprit Holdings, Ltd. (2)	(33,300)	(17,292)
Finland - (0.1)%
Caverion OYJ (2)	(2,446)	(18,332)
Germany - (1.2)%
Zalando SE (2) (5)	(2,227)	(114,027)
zooplus AG (2)	(135)	(23,260)

		(137,287)
Japan - (6.7)%
ABC-Mart, Inc.	(400)	(21,989)
Acom Co., Ltd. (2)	(6,100)	(25,414)
Don Quijote Holdings Co., Ltd.	(1,000)	(48,183)
Fuji Seal International, Inc.	(2,100)	(71,697)
Hoshizaki Corp.	(1,200)	(115,751)
Kose Corp.	(400)	(61,599)
Kura Corp.	(600)	(27,989)
M3, Inc.	(1,500)	(49,779)
MISUMI Group, Inc.	(3,700)	(108,203)
Nippon Paint Holdings Co., Ltd.	(2,900)	(89,194)
Pilot Corp.	(1,300)	(62,767)
Prestige International, Inc.	(3,200)	(40,383)
SMS Co., Ltd.	(1,900)	(60,907)

		(783,855)
Netherlands - (0.8)%
TomTom NV (2)	(8,280)	(89,488)
New Zealand - (0.3)%
Xero, Ltd. (2)	(1,632)	(35,626)
Norway - (0.8)%
Schibsted ASA	(2,559)	(68,855)
XXL ASA (5)	(2,465)	(24,775)

		(93,630)
Spain - (0.6)%
Cellnex Telecom SA (5)	(2,870)	(70,671)
Sweden - (0.7)%
AAK AB	(545)	(44,224)
Wallenstam AB	(4,318)	(40,125)

		(84,349)
Switzerland - (0.3)%
Arbonia AG (2)	(1,989)	(31,748)

United Kingdom - (3.5)%
Balfour Beatty PLC	(10,811)	(38,776)
Capital & Counties Properties PLC	(9,298)	(32,923)
Cobham PLC (2)	(58,573)	(100,624)
Just Eat PLC (2)	(10,350)	(111,913)
Serco Group PLC (2)	(33,114)	(42,735)
Sophos Group PLC (5)	(11,758)	(90,465)

		(417,436)
United States - (17.5)%
Advanced Micro Devices, Inc. (2)	(8,050)	(87,665)
Aerovironment, Inc. (2)	(1,408)	(64,177)
Allegheny Technologies, Inc. (2)	(2,301)	(52,394)
Bank of the Ozarks	(1,390)	(67,026)
Benefitfocus, Inc. (2)	(1,811)	(49,078)
BioScrip, Inc. (2)	(19,448)	(50,954)
Brown-Forman Corp., Class B	(715)	(42,757)
Chesapeake Energy Corp. (2)	(4,263)	(17,350)
Deltic Timber Corp.	(637)	(58,789)
Duke Realty Corp.	(3,246)	(91,310)
Education Realty Trust, Inc.	(1,761)	(64,400)
Financial Engines, Inc.	(930)	(25,947)
Guidewire Software, Inc. (2)	(904)	(67,249)
Instructure, Inc. (2)	(1,978)	(68,735)
Interactive Brokers Group, Inc.	(2,563)	(146,245)
Kopin Corp. (2)	(13,244)	(42,646)
LSB Industries, Inc. (2)	(7,484)	(67,431)
Macerich Co.	(854)	(55,296)
Macquarie Infrastructure Corp.	(1,222)	(81,605)
Netflix, Inc. (2)	(344)	(64,528)
PHH Corp. (2)	(6,628)	(75,294)
Pinnacle Financial Partners, Inc.	(1,639)	(112,517)
PROS Holdings, Inc. (2)	(2,615)	(65,610)
Rayonier, Inc.	(2,933)	(92,536)
Republic First Bancorp, Inc. (2)	(4,394)	(41,523)
Senior Housing Properties Trust	(2,241)	(42,915)
Splunk, Inc. (2)	(660)	(52,859)
TimkenSteel Corp. (2)	(2,205)	(33,295)
Titan International, Inc.	(3,454)	(41,344)
Verso Corp., Class A (2)	(6,606)	(75,507)
Wabtec Corp.	(1,462)	(112,428)
Weyerhaeuser Co.	(1,481)	(52,398)

		(2,063,808)

Total Securities Sold Short (proceeds $(3,372,362))		$(3,867,694)

Global Long/Short Equity Fund

Industry Allocation

As of November 30, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$41,620	0.4%
Agriculture	96,688	0.8
Airlines	304,316	2.6
Auto Manufacturers	270,426	2.3
Auto Parts & Equipment	510,366	4.3
Banks	182,930	1.6
Beverages	90,952	0.8
Biotechnology	225,743	1.9
Building Materials	165,391	1.4
Chemicals	278,329	2.4
Commercial Services	656,599	5.6
Computers	260,511	2.2
Distribution/Wholesale	41,449	0.4
Diversified Financial Services	313,839	2.7
Electric	563,439	4.8
Electronics	396,504	3.4
Engineering & Construction	261,897	2.2
Food	697,999	5.9
Forest Products & Paper	19,676	0.2
Gas	16,772	0.1
Healthcare-Products	1,056,537	9.0
Healthcare-Services	286,283	2.4
Insurance	1,107,141	9.4
Internet	48,580	0.4
Iron/Steel	110,100	0.9
Mining	86,515	0.7
Miscellaneous Manufacturing	136,678	1.2
Packaging & Containers	105,866	0.9
Pharmaceuticals	393,764	3.3
Real Estate Investment Trusts	551,405	4.7
Retail	564,008	4.8
Savings & Loans	38,862	0.3
Semiconductors	497,788	4.2
Shipbuilding	176,661	1.5
Telecommunications	241,224	2.0
Textiles	27,963	0.2
Transportation	278,727	2.4

Total Common Stocks Purchased Long	11,103,548	94.3
Collateral Investment for Securities on Loan	272,444	2.3
Mutual Funds	4,439,970	37.7

Total Investments	15,815,962	134.3
Other Assets and Liabilities	(174,820)	(1.5)
Securities Sold Short (see below)	(3,867,694)	(32.8)

Total Net Assets	$11,773,448	100.0%

Securities Sold Short
Aerospace/Defense	$(164,801)	(1.4)%
Auto Parts & Equipment	(41,344)	(0.4)
Banks	(221,067)	(1.9)
Beverages	(42,757)	(0.4)
Building Materials	(31,748)	(0.3)
Chemicals	(89,194)	(0.8)
Commercial Services	(140,320)	(1.2)
Computers	(133,200)	(1.1)
Cosmetics/Personal Care	(61,599)	(0.5)
Diversified Financial Services	(272,899)	(2.3)
Engineering & Construction	(38,777)	(0.3)
Food	(44,224)	(0.4)
Forest Products & Paper	(134,295)	(1.1)
Healthcare-Products	(24,172)	(0.2)
Home Furnishings	(115,751)	(1.0)
Household Products/Wares	(62,767)	(0.5)
Internet	(310,386)	(2.6)
Iron/Steel	(52,394)	(0.4)
Machinery-Diversified	(112,428)	(1.0)
Media	(68,855)	(0.6)
Metal Fabricate/Hardware	(141,498)	(1.2)
Miscellaneous Manufacturing	(67,431)	(0.6)
Oil & Gas	(17,350)	(0.1)
Packaging & Containers	(71,698)	(0.6)
Pharmaceuticals	(50,954)	(0.4)
Real Estate	(73,048)	(0.6)
Real Estate Investment Trusts	(398,855)	(3.4)
Retail	(254,255)	(2.2)
Semiconductors	(130,310)	(1.1)
Software	(428,646)	(3.6)
Telecommunications	(70,671)	(0.6)

Total Securities Sold Short	$(3,867,694)	(32.8)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS –

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 93.0%

Alabama - 5.2%
Albertville Municipal Utilities Board, AGM:
2.000%, 8/15/2019	$735,000	$734,625
2.000%, 8/15/2020	355,000	353,793
Chatom Industrial Development Board, 1.300%, 8/1/2037, Call 2/1/2018 (11)	2,800,000	2,797,928
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	380,000
2.000%, 12/1/2018	385,000	386,659
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,055,980
Health Care Authority for Baptist Health, 1.400%, 11/1/2042 (11)	14,125,000	14,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,125
Mobile Industrial Development Board:
1.000%, 6/1/2034, Call 12/1/2017 (11)	250,000	250,000
1.000%, 6/1/2034, Call 12/1/2017 (11)	150,000	150,000
1.080%, 6/1/2034, Call 12/1/2017 (11)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.220%, 12/1/2030 (5) (11)	7,060,000	7,060,000

		31,454,110
Arizona - 0.9%
Arizona Health Facilities Authority:
2.820% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	3,250,000	3,304,665
2.820% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	750,000	762,615
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	306,195
City of Tucson, AGM, 3.000%, 7/1/2018	500,000	504,360
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (11)	500,000	501,165

		5,379,000
Arkansas - 2.8%
Arkansas Development Finance Authority:
1.400%, 9/1/2044, Call 12/1/2017 (11)	10,400,000	10,400,000
2.070% (SIFMA Municipal Swap Index Yield+110 basis points), 9/1/2019, Call 3/1/2019 (7)	3,000,000	3,004,860
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	405,000	404,469
Little Rock School District, SAW, 3.000%, 2/1/2019	3,000,000	3,042,780

		16,852,109
California - 8.6%
Bay Area Toll Authority:
1.875%, 4/1/2019, Call 10/1/2018 (11)	525,000	526,517
2.070% (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2024, Call 10/1/2023 (7)	1,750,000	1,795,745
California Health Facilities Financing Authority, NATL-RE, 1.628%, 7/1/2022, Call 12/1/2017 (11) (12)	700,000	675,269
California Infrastructure & Economic Development Bank:
1.050%, 12/1/2018	750,000	746,858
1.250% (SIFMA Municipal Swap Index Yield+28 basis points), 4/2/2018, Call 1/2/2018 (7)	550,000	550,231
California Municipal Finance Authority, 1.200%, 2/1/2018 (11)	3,750,000	3,749,662
California Statewide Communities Development Authority, 5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,250,000
Golden Empire Schools Financing Authority, 4.000%, 5/1/2018	4,000,000	4,046,080
Golden State Tobacco Securitization Corp., 4.000%, 6/1/2018	5,000,000	5,066,450
Northern California Gas Authority No. 1, 1.525% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	7,500,000	7,478,475
Palomar Health:
4.000%, 11/1/2018	125,000	127,068
4.000%, 11/1/2019	505,000	519,690
Rib Floater Trust Various States, 1.130%, 8/15/2051 (5) (11)	3,000,000	3,000,000

State of California:
1.260% (SIFMA Municipal Swap Index Yield+29 basis points), 12/1/2020, Call 12/1/2019 (7)	750,000	750,000
1.700% (LIBOR 1 Month+83 basis points), 12/3/2018, Call 6/1/2018 (7)	950,000	952,803
State of California, FSA, 1.180%, 8/1/2027 (5) (11)	5,500,000	5,500,000
Tender Option Bond Trust Receipts/Certificates:
1.040%, 11/1/2023 (5) (11)	8,000,000	8,000,000
1.090%, 5/1/2022 (5) (11)	3,000,000	3,000,000
1.120%, 8/1/2024 (5) (11)	4,760,000	4,760,000

		52,494,848
Colorado - 1.6%
City & County of Denver, 0.920%, 12/1/2029, Call 12/1/2017 (11)	300,000	300,000
City & County of Denver, AGC, 1.100%, 11/15/2025, Call 12/1/2017 (11) (12)	525,000	525,000
City of Sheridan, 3.000%, 12/1/2017	200,000	200,000
Colorado Health Facilities Authority:
1.610%, 7/1/2034, Call 7/1/2019 (5) (11)	4,300,000	4,300,000
4.000%, 2/1/2018	175,000	175,567
5.000%, 6/1/2019	450,000	468,662
County of Montrose, 4.000%, 12/1/2017	385,000	385,000
E-470 Public Highway Authority, 1.819% (LIBOR 1 Month+90 basis points), 9/1/2019, Call 3/1/2019 (7)	3,445,000	3,455,576

		9,809,805
Connecticut - 0.4%
Norwalk Housing Authority, 1.250%, 6/1/2018 (11)	2,200,000	2,198,812
District of Columbia - 0.1%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 1/2/2018	360,000	360,965
Florida - 4.8%
Citizens Property Insurance Corp.:
5.000%, 6/1/2018	2,500,000	2,544,550
5.000%, 6/1/2018, Call 12/1/2017	1,975,000	1,975,000
City of Cape Coral, AGM, 1.400%, 9/1/2018	645,000	644,923
City of Orlando, AGM:
3.000%, 11/1/2019	850,000	870,493
4.000%, 11/1/2018	650,000	665,197
City of Port St. Lucie, 1.125%, 7/1/2018	625,000	621,969
Columbia County School Board, 5.000%, 7/1/2018	880,000	897,459
Florida Municipal Power Agency, AMBAC:
1.645%, 10/1/2021 (11) (12)	325,000	318,604
1.680%, 10/1/2021, Call 12/7/2017 (11) (12)	250,000	245,080
Jacksonville Pollution Control, 0.980%, 12/4/2017	4,000,000	4,000,000
JEA Electric System Revenue, 5.000%, 10/1/2018	600,000	618,552
Manatee County School District, AGM, 4.000%, 10/1/2018	670,000	684,338
Miami-Dade County Industrial Development Authority, 0.950%, 6/1/2021, Call 12/1/2017 (11)	3,000,000	3,000,000
North Broward Hospital District:
5.000%, 1/1/2019 (13)	630,000	649,265
5.000%, 1/1/2020 (13)	875,000	924,744
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (11)	900,000	913,626
Sarasota County Health Facilities Authority:
4.000%, 1/1/2018	400,000	400,728
4.000%, 1/1/2019	500,000	511,815
School Board of Miami-Dade County, FGIC, 1.200%, 12/7/2017, Call 12/1/2017 (5) (11)	8,000,000	8,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019	620,000	640,491

		29,126,834
Georgia - 2.0%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 6/1/2019	3,000,000	2,983,170
City of Atlanta, 2.412% (LIBOR 1 Month+150 basis points), 11/1/2018, Call 5/1/2018 (7)	2,750,000	2,759,652
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,837,360
Morgan County Hospital Authority, 2.750%, 9/1/2019, Call 3/1/2019	3,750,000	3,728,100
Peach County Development Authority, 1.200%, 10/1/2018, Call 4/1/2018	1,000,000	997,140

		12,305,422
Guam - 0.1%
Territory of Guam:
5.000%, 12/1/2017	200,000	200,000
5.000%, 12/1/2018	250,000	257,653

		457,653

Hawaii - 0.5%
City & County of Honolulu, 1.270% (SIFMA Municipal Swap Index Yield+30 basis points), 9/1/2020, Call 9/1/2018 (7)	2,800,000	2,800,364
Idaho - 1.6%
American Falls Reservoir District, 1.100%, 2/1/2025, Call 12/1/2017 (11)	4,885,000	4,885,000
Idaho Housing & Finance Association, 1.040%, 1/1/2038, Call 12/1/2017 (11)	4,600,000	4,600,000

		9,485,000
Illinois - 7.3%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	170,000
Chicago Board of Education, 9.000%, 3/1/2032, Call 12/18/2017	3,890,000	3,909,644
City of Burbank, BAM, 3.000%, 12/1/2017	1,040,000	1,040,000
City of Chicago:
5.000%, 11/1/2018	1,000,000	1,031,450
5.000%, 11/1/2018	1,155,000	1,191,325
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	153,707
5.000%, 1/1/2019, Call 1/2/2018	250,000	254,750
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,601,728
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	250,000
County of Cook, 5.000%, 11/15/2018	1,300,000	1,340,755
Illinois Finance Authority:
1.050%, 7/30/2018 (11)	3,275,000	3,266,911
3.000%, 12/1/2018	125,000	126,430
3.000%, 12/1/2019	200,000	203,336
4.000%, 11/15/2018	200,000	204,588
5.000%, 8/15/2018	200,000	203,664
5.000%, 11/15/2018	350,000	361,105
5.000%, 11/15/2019	605,000	640,441
5.000%, 11/15/2019	250,000	264,943
Kankakee River Metropolitan Agency, AGM:
2.000%, 5/1/2018	100,000	100,031
3.000%, 5/1/2019	300,000	303,222
Lake County Forest Preserve District, 1.364% (LIBOR 3 Month+48 basis points), 12/15/2020 (7)	450,000	449,131
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	211,220
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	125,231
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	517,415
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,250,000	1,253,400
Ogle Lee & De Kalb Counties Township High School District No. 212 Rochelle, 4.000%, 12/1/2018	925,000	948,236
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	2,360,000	2,405,595
Southwestern Illinois Development Authority, AGM, 5.250%, 12/1/2020, Call 12/15/2017	275,000	275,363
State of Illinois:
5.000%, 1/1/2018	2,000,000	2,004,660
5.000%, 2/1/2018	500,000	502,395
5.000%, 11/1/2022	10,000,000	10,633,700
Tender Option Bond Trust, 1.150%, 4/1/2046, Call 4/1/2027 (5) (11)	3,185,000	3,185,000
Tender Option Bond Trust Receipts/Certificates, 1.120%, 6/15/2032, Call 6/15/2026 (5) (11)	4,655,000	4,655,000
Village of Plainfield, 2.000%, 12/15/2017	130,000	130,030
Village of Rantoul, AGM:
2.000%, 1/1/2018	100,000	100,031
2.000%, 1/1/2019	150,000	150,143

		44,164,580
Indiana - 3.1%
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	912,812
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	903,915
Indiana Housing & Community Development Authority, GNMA FNMA FHLMC COLL, 1.050%, 7/1/2039, Call 12/1/2017 (11)	8,200,000	8,200,000
Tender Option Bond Trust Receipts/Certificates, 1.320%, 4/15/2019 (5) (11)	8,500,000	8,500,000
Whitley County Multi School Building Corp., 3.000%, 1/15/2018	250,000	250,535

		18,767,262

Iowa - 1.2%
City of Altoona, 3.000%, 6/1/2018	220,000	221,674
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 3/1/2018	3,000,000	2,985,150
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,504,935
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	405,000	402,469
Xenia Rural Water District:
2.000%, 12/1/2017	125,000	125,000
2.000%, 12/1/2018	225,000	225,351

		7,464,579
Kentucky - 1.2%
Kentucky Rural Water Finance Corp., 3.000%, 11/1/2018	3,000,000	3,040,980
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/3/2019 (11)	1,000,000	989,570
1.250%, 6/3/2019 (11)	1,000,000	989,570
Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 10/1/2018	2,500,000	2,519,075

		7,539,195
Louisiana - 2.0%
East Baton Rouge Sewerage Commission, 1.369% (LIBOR 1 Month+50 basis points), 8/1/2018, Call 2/1/2018 (7)	6,090,000	6,087,746
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	455,000	442,210
Louisiana Public Facilities Authority:
1.220%, 7/1/2021, Call 12/7/2017 (11)	1,155,000	1,155,000
4.000%, 5/15/2019	225,000	231,874
Parish of St. James, 1.080%, 11/1/2040, Call 12/1/2017 (11)	4,000,000	4,000,000

		11,916,830
Maine - 0.1%
City of Portland:
5.000%, 1/1/2018	285,000	285,736
5.000%, 1/1/2019	305,000	315,690

		601,426
Maryland - 0.2%
City of Baltimore:
3.000%, 9/1/2018	250,000	253,030
4.000%, 9/1/2019	350,000	364,735
County of Montgomery, 0.850%, 3/1/2018 (13) (11)	425,000	425,000

		1,042,765
Massachusetts - 0.3%
Commonwealth of Massachusetts, 1.382% (LIBOR 3 Month+46 basis points), 11/1/2018, Call 1/2/2018 (7)	750,000	750,105
Marthas Vineyard Land Bank, BAM, 4.000%, 5/1/2018	500,000	505,225
Massachusetts Development Finance Agency, 1.450% (SIFMA Municipal Swap Index Yield+48 basis points), 1/29/2020, Call 8/1/2019 (7)	500,000	499,355
Massachusetts Municipal Wholesale Electric Co., MBIA, 2.014%, 7/1/2018, Call 12/5/2017 (11) (12)	25,000	24,887

		1,779,572
Michigan - 1.6%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,258,878
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	102,522
Michigan Finance Authority:
0.850%, 3/1/2018 (11)	5,000,000	5,000,000
1.444% (LIBOR 1 Month+54 basis points), 12/1/2020, Call 6/1/2020 (7)	200,000	198,716
5.000%, 11/15/2018	500,000	516,155
5.000%, 11/15/2019	400,000	423,908
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 1/2/2018	785,000	786,499
4.000%, 5/1/2021, Call 1/2/2018	600,000	601,092
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	250,000
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2018	215,000	217,255
4.000%, 5/1/2019	175,000	180,451

		9,535,476

Minnesota - 0.5%
Housing & Redevelopment Authority of The City of St. Paul:
2.000%, 11/15/2018	805,000	809,524
3.000%, 11/15/2019	600,000	614,760
Minnesota Rural Water Finance Authority, Inc., 1.050%, 3/1/2019	1,350,000	1,334,165

		2,758,449
Mississippi - 1.1%
Mississippi Business Finance Corp., 1.150%, 5/1/2037, Call 5/1/2018 (11)	6,662,000	6,656,271
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	303,333

		6,959,604
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority, 5.000%, 3/1/2019	220,000	227,552
Health & Educational Facilities Authority of the State of Missouri, 4.000%, 2/1/2018	500,000	502,085
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	210,000	219,612
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.610%, 12/1/2022, Call 12/1/2017 (11) (12)	1,750,000	1,674,575
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2018	1,000,000	1,004,390

		3,628,214
Nebraska - 0.4%
Central Plains Energy Project, 5.000%, 6/1/2018	2,000,000	2,034,460
City of La Vista, 1.000%, 3/15/2018, Call 12/21/2017	500,000	500,010

		2,534,470
Nevada - 0.1%
State of Nevada, 5.000%, 12/1/2017	550,000	550,000
City of Carson City, 5.000%, 9/1/2019 (13)	345,000	362,205

		912,205
New Jersey - 5.1%
City of Margate City, 5.000%, 2/1/2018	200,000	201,194
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,034,580
New Jersey Economic Development Authority:
1.260%, 11/1/2031, Call 12/1/2017 (11)	4,995,000	4,995,000
1.260%, 11/1/2040, Call 12/1/2017 (11)	5,665,000	5,665,000
1.260%, 11/1/2040, Call 12/1/2017 (11)	4,600,000	4,600,000
New Jersey Health Care Facilities Financing Authority:
1.260%, 7/1/2038, Call 12/1/2017 (11)	3,400,000	3,400,000
1.280%, 7/1/2028, Call 12/6/2017 (11)	300,000	300,000
New Jersey Transportation Trust Fund Authority:
1.970% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	5,000,000	4,978,150
5.000%, 12/15/2017	1,200,000	1,201,260
5.000%, 6/15/2019	1,500,000	1,557,570
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	259,690
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	135,162
New Jersey Turnpike Authority:
1.210% (LIBOR 1 Month+34 basis points), 1/1/2021 (7)	1,750,000	1,741,582
1.350% (LIBOR 1 Month+48 basis points), 1/1/2022 (7)	750,000	745,515
Newark Housing Authority, 4.000%, 12/1/2017	100,000	100,000

		30,914,703
New Mexico - 1.4%
County of Bernalillo, 1.400%, 3/1/2019 (11)	2,875,000	2,865,168
New Mexico Municipal Energy Acquisition Authority, 1.582% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	5,500,000	5,483,995

		8,349,163
New York - 10.8%
Albany Capital Resource Corp., 3.000%, 12/1/2017	115,000	115,000
Albany Industrial Development Agency, 1.210%, 7/1/2032, Call 12/7/2017 (11)	1,240,000	1,240,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (11)	775,000	775,349
City of New York:
0.960%, 4/1/2042, Call 12/1/2017 (11)	1,700,000	1,700,000
1.000%, 8/1/2044, Call 12/1/2017 (11)	3,100,000	3,100,000
1.520% (SIFMA Municipal Swap Index Yield+55 basis points), 8/1/2025, Call 1/2/2018 (7)	1,020,000	1,020,000
City of New York, AGC, 1.400%, 10/1/2021, Call 12/4/2017 (11) (12)	100,000	100,000

Long Island Power Authority, 1.520% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (7)	1,600,000	1,601,504
Metropolitan Transportation Authority:
1.382% (LIBOR 1 Month+55 basis points), 11/1/2022 (7)	3,000,000	2,972,190
1.420% (SIFMA Municipal Swap Index Yield+45 basis points), 11/15/2022 (7)	3,000,000	2,988,870
1.532% (LIBOR 1 Month+70 basis points), 2/1/2020 (7)	3,500,000	3,498,425
Metropolitan Transportation Authority, AGM, 1.457% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 1/2/2018 (7)	4,650,000	4,651,255
New York City Transitional Finance Authority:
0.970%, 8/1/2022, Call 12/1/2017 (11)	4,320,000	4,320,000
0.970%, 8/1/2023, Call 12/1/2017 (11)	6,550,000	6,550,000
New York City Water & Sewer System, 0.980%, 6/15/2039, Call 12/1/2017 (11)	5,150,000	5,150,000
New York State Dormitory Authority, 4.000%, 12/1/2018 (5)	1,000,000	1,017,260
New York State Energy Research & Development Authority, NATL-RE, 1.680%, 12/1/2020, Call 12/5/2017 (11) (12)	7,350,000	7,248,202
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.260%, 5/1/2047, Call 12/1/2017 (5) (11)	3,000,000	3,000,000
State of New York, NATL-RE FGIC:
1.757%, 2/15/2022, Call 12/7/2017 (11) (12)	1,480,000	1,408,042
1.757%, 2/13/2032, Call 12/7/2017 (11) (12)	1,345,000	1,240,319
Triborough Bridge & Tunnel Authority:
0.970%, 11/1/2032, Call 12/1/2017 (11)	6,600,000	6,600,000
1.532% (LIBOR 1 Month+70 basis points), 2/1/2021 (7)	5,000,000	5,017,300
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	65,558

		65,379,274
North Carolina - 0.2%
North Carolina Medical Care Commission, 1.290%, 6/1/2029, Call 6/1/2020 (5) (11)	1,000,000	1,000,000
North Dakota - 0.5%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2018	565,000	570,045
4.000%, 5/1/2019	590,000	606,296
City of Grand Forks, 5.000%, 12/15/2017	850,000	850,978
City of Williston, AGM, 2.650%, 11/1/2020, Call 1/2/2018	1,100,000	1,101,012

		3,128,331
Ohio - 4.6%
City of Cuyahoga Falls, 1.750%, 8/8/2018	3,220,000	3,223,735
County of Franklin, 0.850%, 3/1/2018, Call 12/1/2017 (13) (11)	1,575,000	1,575,000
County of Hamilton, 4.000%, 1/1/2018	250,000	250,463
County of Lorain, 2.000%, 3/29/2018	1,650,000	1,653,300
Lancaster Port Authority, 1.552% (LIBOR 1 Month+72 basis points), 8/1/2019, Call 2/1/2019 (7)	5,000,000	5,004,600
Rib Floater Trust Various States, 1.150%, 1/15/2046, Call 1/2/2018 (5) (11)	4,000,000	4,000,000
State of Ohio:
1.000%, 12/1/2017 (11)	2,000,000	2,000,000
1.050%, 1/15/2045, Call 12/1/2017 (11)	5,500,000	5,500,000
1.100%, 1/15/2045, Call 12/1/2017 (11)	5,000,000	5,000,000

		28,207,098
Oklahoma - 0.2%
Oklahoma Municipal Power Authority, 1.770% (SIFMA Municipal Swap Index Yield+80 basis points), 8/1/2018, Call 2/1/2018 (7)	130,000	130,047
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,005,730

		1,135,777
Oregon - 0.7%
County of Gilliam, 1.500%, 10/1/2018	1,000,000	1,001,550
Port of Morrow, 1.100%, 2/1/2027, Call 12/1/2017 (11)	3,210,000	3,210,000

		4,211,550
Pennsylvania - 4.2%
City of Philadelphia, 4.000%, 8/1/2018	2,000,000	2,034,200
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 10/1/2018	1,850,000	1,836,828
Manheim Township School District, 1.315% (LIBOR 1 Month+47 basis points), 11/1/2021, Call 5/1/2021 (7)	2,000,000	1,999,980
Montgomery County Industrial Development Authority, AGC, 0.990%, 11/15/2029, Call 12/1/2017 (11)	1,500,000	1,500,000
North Penn Water Authority, 1.332% (LIBOR 1 Month+50 basis points), 11/1/2019, Call 5/1/2019 (7)	2,000,000	1,993,960

Old Forge School District, BAM SAW:
1.180%, 5/1/2018	200,000	199,612
2.000%, 5/1/2019	500,000	500,620
Pennsylvania Higher Educational Facilities Authority, 0.875%, 2/1/2018, Call 1/2/2018	2,100,000	2,096,598
Pennsylvania Turnpike Commission:
1.570% (SIFMA Municipal Swap Index Yield+60 basis points), 12/1/2017 (7)	100,000	100,000
1.650% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (7)	6,000,000	6,013,560
1.850% (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (7)	1,800,000	1,822,338
2.120% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (7)	2,225,000	2,254,748
Scranton School District, SAW, 1.845% (LIBOR 1 Month+100 basis points), 4/2/2018, Call 1/2/2018 (7)	2,980,000	2,979,970
Tunkhannock Area School District, BAM SAW, 2.000%, 1/15/2018	125,000	125,088

		25,457,502
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2018	1,000,000	1,014,620
South Carolina - 0.5%
South Carolina Jobs-Economic Development Authority, 2.250%, 5/1/2019, Call 11/1/2018 (5)	3,000,000	2,999,970
Tennessee - 2.3%
Clarksville Public Building Authority, 0.990%, 2/1/2038, Call 12/1/2017 (11)	3,045,000	3,045,000
County of Monroe, 1.200%, 6/15/2019, Call 12/15/2018	1,250,000	1,242,800
Knox County Health Educational & Housing Facility Board, 1.150%, 8/1/2018	1,000,000	998,850
Montgomery County Public Building Authority, 0.990%, 4/1/2032, Call 12/1/2017 (11)	3,850,000	3,850,000
Tender Option Bond Trust Receipts/Certificates, 1.120%, 7/1/2046, Call 7/1/2026 (5) (11)	5,000,000	5,000,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	85,000	86,917

		14,223,567
Texas - 8.0%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2019	400,000	412,868
City of Lewisville, AGM, 4.000%, 9/1/2018	340,000	346,419
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2018	220,000	220,216
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,027,120
Cypress-Fairbanks Independent School District, PSF, 2.000%, 8/15/2018 (11)	2,000,000	2,007,860
Denton County Fresh Water Supply District No. 7, AGM:
2.000%, 2/15/2018	465,000	465,567
2.000%, 2/15/2019	240,000	240,989
Goose Creek Consolidated Independent School District, PSF:
1.180%, 8/15/2019 (11)	1,800,000	1,782,306
1.350%, 8/15/2018 (11)	700,000	699,608
Harris County Cultural Education Facilities Finance Corp.:
0.960%, 12/1/2024, Call 12/1/2017 (11)	5,835,000	5,835,000
0.960%, 12/1/2027, Call 12/1/2017 (11)	600,000	600,000
Harris County Health Facilities Development Corp., 0.960%, 12/1/2041, Call 12/1/2017 (11)	1,850,000	1,850,000
Harris County Municipal Utility District No. 371, BAM:
2.000%, 9/1/2018	290,000	290,934
2.000%, 9/1/2019	295,000	295,652
Houston Independent School District, PSF, 3.000%, 6/1/2018 (11)	2,640,000	2,660,882
Irving Hospital Authority, 0.500% (SIFMA Municipal Swap Index Yield+110 basis points), 10/15/2023, Call 4/15/2023 (7) (13)	1,000,000	1,000,000
Katy Independent School District, PSF, 5.000%, 2/15/2018	1,000,000	1,007,620
Mission Economic Development Corp., 1.100%, 1/2/2018 (11)	3,000,000	2,999,640
New Hope Cultural Education Facilities Finance Corp., 1.000%, 2/1/2018, Call 12/21/2017	2,000,000	1,999,120
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	220,781
6.000%, 1/1/2020, Call 1/1/2018	30,000	30,106
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2018 (11)	1,900,000	1,902,052
Spring Branch Independent School District, PSF, 3.000%, 6/18/2019 (11)	4,000,000	4,077,400
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 12/21/2017	1,600,000	1,601,376
5.250%, 8/15/2028, Call 8/15/2018	230,000	236,118
Tender Option Bond Trust Receipts/Certificates, 1.170%, 7/1/2021 (5) (11)	11,950,000	11,950,000
Texas Municipal Power, 0.960%, 12/1/2017	3,000,000	3,000,000
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	125,471

		48,885,105

Utah - 0.4%
Tender Option Bond Trust Receipts/Certificates, 1.170%, 1/1/2025 (5) (11)	2,500,000	2,500,000
Virginia - 0.7%
Newport News Redevelopment & Housing Authority, FHA GNMA, 1.200%, 4/1/2019	3,500,000	3,465,595
Peninsula Ports Authority, 1.550%, 10/1/2019 (11)	1,000,000	999,260

		4,464,855
Washington - 3.0%
County of Skagit, 2.000%, 12/1/2018	485,000	488,380
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,280,000
Tender Option Bond Trust Receipts/Certificates:
1.120%, 6/15/2033, Call 6/1/2019 (5) (11)	5,050,000	5,050,000
1.140%, 1/1/2035 (5) (11)	5,000,000	5,000,000
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	518,970
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (5)	100,000	100,000
Washington Higher Education Facilities Authority, 1.020%, 10/1/2029, Call 12/1/2017 (11)	5,000,000	5,000,000

		18,437,350
Wisconsin - 1.1%
County of Langlade, 2.000%, 10/1/2018	100,000	100,285
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,580,000	1,581,248
Public Finance Authority:
5.000%, 11/15/2018	565,000	584,668
5.000%, 11/15/2019	440,000	470,144
Town of Freedom, 2.000%, 10/1/2018, Call 1/2/2018	1,170,000	1,170,398
Town of Salem, 1.375%, 11/1/2018, Call 1/2/2018	1,690,000	1,685,708
Wisconsin Center District, 3.000%, 12/15/2017	635,000	635,406
Wisconsin Health & Educational Facilities Authority:
5.000%, 2/15/2019	455,000	472,872
5.000%, 8/15/2021, Call 8/15/2018	150,000	153,846

		6,854,575
Wyoming - 0.8%
County of Converse, 1.080%, 12/1/2020, Call 12/1/2017 (11)	5,000,000	5,000,000

Total Municipals (identified cost $564,883,582)		564,492,989

Short-Term Investments - 7.6%

Mutual Funds - 0.5%
BMO Government Money Market Fund - Premier Class, 0.890% (4)	3,237,488	3,237,488

Short-Term Municipals - 7.1%

California - 0.2%
California Municipal Finance Authority, 5.000%, 2/1/2018	$500,000	502,640
Fresno Joint Powers Financing Authority, 5.000%, 4/1/2018	600,000	606,966

		1,109,606
Colorado - 0.1%
Colorado Health Facilities Authority, 5.000%, 6/1/2018	500,000	507,920
Connecticut - 0.6%
City of New Haven, 2.500%, 5/15/2018	2,900,000	2,911,368
Town of Manchester, 2.000%, 2/21/2018	1,000,000	1,001,530

		3,912,898
Georgia - 0.2%
Georgia State Road & Tollway Authority, 5.000%, 6/1/2018	1,000,000	1,018,470
Illinois - 0.1%
Chicago Transit Authority, 2.000%, 6/1/2018	175,000	175,315
Illinois Finance Authority, 3.000%, 6/1/2018	300,000	301,920
Kendall Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2018	360,000	364,644

		841,879
Minnesota - 0.1%
City of Maple Grove, 3.000%, 5/1/2018	650,000	653,705

Nevada - 0.1%
City of Carson City, 5.000%, 9/1/2018 (13)	460,000	470,249
New Jersey - 0.3%
Hudson County Improvement Authority, County Guarantee, 2.250%, 4/5/2018	2,000,000	2,007,080
New York - 0.7%
Owego Apalachin Central School District, SAW, 1.300%, 2/22/2018, Call 12/21/2017	4,000,000	3,998,520
Ohio - 2.1%
City of Lakewood, 2.000%, 4/2/2018	2,500,000	2,505,300
City of Springfield, 2.000%, 3/30/2018	700,000	701,988
City of Tipp City, 1.750%, 2/14/2018	4,000,000	4,001,920
County of Union, 1.200%, 3/28/2018, Call 1/2/2018	1,500,000	1,499,310
Dublin City School District, 2.000%, 4/26/2018	1,500,000	1,503,990
Township of Union, 2.000%, 9/6/2018	2,350,000	2,358,577

		12,571,085
Oregon - 0.3%
State of Oregon, 5.000%, 9/28/2018	2,000,000	2,060,060
Texas - 1.7%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2018	200,000	200,496
State of Texas, 4.000%, 8/30/2018	10,000,000	10,199,600

		10,400,096
Wisconsin - 0.6%
Shorewood School District, 1.500%, 1/23/2018	2,000,000	2,000,800
Two Rivers Public School District, 1.500%, 9/28/2018	1,470,000	1,471,279

		3,472,079

Total Short-Term Municipals		43,023,647

Total Short-Term Investments (identified cost $46,324,301)		46,261,135

Total Investments - 100.6% (identified cost $611,207,883)		610,754,124
Other Assets and Liabilities - (0.6)%		(3,545,605)

Total Net Assets - 100.0%		$607,208,519

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.1%

Alabama - 2.6%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,026,520
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (11)	1,000,000	1,061,220
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,109,070
County of Jefferson, AGM, 2.490% (LIBOR 1 Month+0 basis points), 2/1/2042, Call 12/14/2017 (7)	259,832	227,216
Mobile Industrial Development Board:
1.000%, 6/1/2034, Call 12/1/2017 (11)	250,000	250,000
1.080%, 6/1/2034, Call 12/1/2017 (11)	1,000,000	1,000,000
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	217,024
5.000%, 8/1/2021	175,000	194,605

		5,085,655
Alaska - 0.3%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	100,000
City of Valdez, 5.000%, 1/1/2021	500,000	550,330

		650,330
Arizona - 2.2%
Arizona Health Facilities Authority:
2.820% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	250,000	254,205
2.820% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	250,000	254,205
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	502,028
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (11)	750,000	743,895
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	25,604
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	85,000	85,187
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	750,000	808,200
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	430,000	434,549
2.875%, 7/1/2021 (5)	260,000	259,865
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (14)	100,000	105,976
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	264,425
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	510,210

		4,248,349
Arkansas - 0.7%
Arkansas Development Finance Authority, 1.400%, 9/1/2044, Call 12/1/2017 (11)	750,000	750,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	140,000	139,816
City of Hot Springs, 5.000%, 12/1/2020	245,000	265,869
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	120,000	120,784

		1,276,469
California - 9.5%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	541,655
Bay Area Toll Authority, 2.070% (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2024, Call 10/1/2023 (7)	500,000	513,070
BB&T Municipal Trust, 1.770% (SIFMA Municipal Swap Index Yield+80 basis points), 11/15/2019 (5) (7)	380,155	380,155
California Health Facilities Financing Authority, NATL-RE:
1.380%, 7/15/2018, Call 12/21/2017 (11) (12)	100,000	99,535
1.628%, 7/1/2022, Call 12/1/2017 (11) (12)	500,000	482,335
California Housing Finance Agency, AGM GO, 3.013%, 2/1/2037, Call 12/7/2017 (11) (12)	10,000	10,000
California Municipal Finance Authority:
1.200%, 2/1/2018 (11)	1,000,000	999,910
5.000%, 2/1/2022	1,000,000	1,113,180
California Public Finance Authority:
5.000%, 10/15/2021	350,000	381,892
5.000%, 10/15/2022	300,000	332,832

California School Finance Authority, 4.000%, 8/1/2018 (5)	300,000	305,250
California State Public Works Board:
5.000%, 4/1/2020	320,000	344,118
5.000%, 11/1/2020, Call 11/1/2019	35,000	37,179
5.125%, 10/1/2022, Call 10/1/2019	245,000	260,925
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	228,084
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	776,093
California Statewide Communities Development Authority, NATL-RE, 3.229%, 4/1/2028 (11) (12)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	737,930
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 1/2/2018	250,000	250,385
City of Redding, NATL-RE, 1.698%, 7/1/2022 (11) (12)	150,000	146,316
County of San Joaquin, 4.000%, 4/1/2019	225,000	231,777
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	509,735
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	990,202
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,128,260
Northern California Gas Authority No. 1, 1.525% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	1,040,000	1,037,015
Palomar Health, 5.000%, 11/1/2022	375,000	416,213
Rib Floater Trust Various States, 1.130%, 3/1/2042, Call 1/2/2018 (5) (11)	2,000,000	2,000,000
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	441,780
State of California:
1.700% (LIBOR 1 Month+83 basis points), 12/3/2018, Call 6/1/2018 (7)	610,000	611,800
1.870% (SIFMA Municipal Swap Index Yield+90 basis points), 5/1/2018, Call 12/18/2017 (7)	180,000	180,029
State of California, FSA, 1.180%, 8/1/2027 (5) (11)	500,000	500,000
Tender Option Bond Trust, 1.120%, 8/1/2022 (5) (11)	2,000,000	2,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 2/1/2018 (11)	220,000	220,288

		18,282,943
Colorado - 4.8%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	172,243
6.000%, 5/1/2019	178,000	188,963
City of Burlington, 3.000%, 11/1/2019	100,000	101,167
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (5)	590,000	593,493
5.000%, 10/1/2021	1,000,000	1,108,750
Colorado Health Facilities Authority:
1.000%, 12/1/2045, Call 12/1/2017 (11)	750,000	750,000
1.610%, 7/1/2034, Call 7/1/2019 (5) (11)	1,000,000	1,000,000
4.000%, 12/1/2018	250,000	256,005
4.500%, 2/1/2019	250,000	257,058
5.000%, 5/15/2021	325,000	352,680
5.000%, 6/1/2021	250,000	275,795
5.000%, 5/15/2022	250,000	274,380
5.000%, 6/1/2022	250,000	280,920
County of Montrose:
4.000%, 12/1/2018	175,000	179,134
4.000%, 12/1/2019	200,000	208,570
E-470 Public Highway Authority, 1.954% (LIBOR 1 Month+105 basis points), 9/1/2021, Call 3/1/2021 (7)	575,000	581,003
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2022	1,000,000	1,150,120
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	541,235
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (11)	750,000	831,562
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	131,740

		9,234,818
Connecticut - 0.7%
Connecticut State Health & Educational Facility Authority, 2.875%, 9/1/2020, Call 1/2/2018 (5)	250,000	250,063
State of Connecticut:
1.850% (SIFMA Municipal Swap Index Yield+88 basis points), 8/15/2018 (7)	250,000	250,837
1.890% (SIFMA Municipal Swap Index Yield+92 basis points), 5/15/2018 (7)	150,000	150,356
1.890% (SIFMA Municipal Swap Index Yield+92 basis points), 9/15/2019 (7)	115,000	115,844
5.000%, 3/15/2021	500,000	545,055

		1,312,155

Delaware - 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	95,000	96,391
Florida - 7.4%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	534,370
5.000%, 4/1/2021	400,000	437,596
City of Gainesville, 0.980%, 10/1/2038, Call 12/1/2017 (11)	1,000,000	1,000,000
City of Jacksonville, 1.000%, 5/1/2029, Call 12/1/2017 (11)	825,000	825,000
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	494,776
5.000%, 11/1/2022	350,000	397,446
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	318,801
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	26,906
Columbia County School Board:
5.000%, 7/1/2019	920,000	963,589
5.000%, 7/1/2021	400,000	441,780
County of Broward, 5.000%, 10/1/2020	100,000	108,571
County of Manatee, 0.950%, 9/1/2024, Call 12/1/2017 (11)	1,900,000	1,900,000
County of Okeechobee, 1.550%, 7/1/2021 (11)	800,000	800,200
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	327,930
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	65,000	67,302
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	348,254
5.000%, 6/1/2021	300,000	328,929
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	43,232
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	304,377
5.000%, 5/1/2019	225,000	234,965
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	102,423
Pinellas County Health Facilities Authority, NATL-RE, 1.808%, 11/15/2023, Call 12/1/2017 (11) (12)	150,000	142,746
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	552,835
School Board of Miami-Dade County, 1.200%, 9/25/2024, Call 12/7/2017 (5) (11)	1,650,000	1,650,000
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,050,580
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (5)	250,000	259,835
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	252,646
5.000%, 7/1/2020	300,000	323,157

		14,238,246
Georgia - 4.4%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	531,635
City of Atlanta:
2.412% (LIBOR 1 Month+150 basis points), 11/1/2018, Call 5/1/2018 (7)	250,000	250,878
5.000%, 1/1/2021	250,000	272,255
5.000%, 1/1/2022	700,000	778,295
6.000%, 11/1/2029, Call 11/1/2019	290,000	313,998
County of DeKalb, 5.000%, 10/1/2020	150,000	163,680
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	447,850
Gainesville & Hall County Hospital Authority:
1.920% (SIFMA Municipal Swap Index Yield+95 basis points), 2/18/2020, Call 8/22/2019 (7)	350,000	349,205
5.000%, 2/15/2021	700,000	766,556
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,384,337
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,042,640
5.250%, 9/15/2018	100,000	102,944
RBC Municipal Products, Inc. Trust, 1.020%, 10/1/2021, Call 12/1/2017 (5) (11)	2,000,000	2,000,000

		8,404,273
Guam - 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	559,315
Idaho - 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	156,800
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	79,082

		235,882

Illinois - 13.8%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	401,804
Chicago Board of Education, 9.000%, 3/1/2032, Call 12/18/2017	955,000	959,823
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	207,434
5.000%, 1/1/2021, Call 1/1/2018	100,000	100,284
5.000%, 1/1/2022	100,000	112,099
5.000%, 1/1/2022	200,000	224,198
Chicago Park District:
5.000%, 1/1/2022	250,000	280,040
5.000%, 1/1/2022	500,000	560,080
Chicago Transit Authority:
5.000%, 6/1/2021	750,000	822,322
5.500%, 6/1/2019, Call 12/1/2018	105,000	109,321
City of Chicago:
5.000%, 1/1/2018	50,000	50,116
5.000%, 1/1/2021	840,000	909,812
5.000%, 11/1/2021	1,000,000	1,100,350
5.000%, 1/1/2022	500,000	551,605
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/2/2018	175,000	175,439
City of Peoria, 3.000%, 1/1/2019	300,000	303,750
City of Waukegan, 5.000%, 12/30/2020	250,000	271,457
Clyde Park District, AGM, 4.250%, 2/1/2019	340,000	343,924
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,000
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	166,025
0.000%, 12/1/2019	100,000	94,242
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	100,000
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,063,340
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	264,645
5.000%, 11/15/2021	720,000	797,537
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	349,594
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 1/2/2018	575,000	575,172
Illinois Finance Authority:
2.219% (LIBOR 1 Month+135 basis points), 5/1/2021, Call 11/1/2020 (7)	1,000,000	1,000,940
2.500%, 5/15/2018	150,000	150,343
4.000%, 10/1/2018	275,000	279,518
5.000%, 2/15/2018	40,000	40,277
5.000%, 1/1/2021	200,000	215,396
5.000%, 11/15/2021	400,000	442,436
5.000%, 1/1/2022	150,000	164,491
5.000%, 11/15/2022	555,000	625,796
5.000%, 11/15/2022	500,000	563,280
5.000%, 12/1/2022	290,000	317,405
5.500%, 8/15/2018	100,000	102,719
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	39,962
0.000%, 1/1/2018	55,000	54,929
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 1/2/2018	105,000	105,203
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,135,800
Lake County Forest Preserve District, 1.364% (LIBOR 3 Month+48 basis points), 12/15/2020 (7)	300,000	299,421
Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	184,965
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	99,886
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	27,795
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	413,600
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	40,000	40,773
Rock Island County Public Building Commission, 3.700%, 12/1/2018	145,000	145,870
State of Illinois:
5.000%, 1/1/2018	1,000,000	1,002,330
5.000%, 4/1/2020	100,000	104,662
5.000%, 2/1/2021	240,000	253,313
5.000%, 11/1/2023	3,000,000	3,211,770

Tender Option Bond Trust, 1.150%, 4/1/2046, Call 4/1/2027 (5) (11)	1,250,000	1,250,000
Town of Cicero, 5.000%, 1/1/2020	500,000	528,760
Village of Round Lake Beach:
2.000%, 1/1/2018	275,000	275,113
2.000%, 1/1/2018	205,000	205,084
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	80,000	80,000
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,147,107
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	988,130
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	110,604

		26,567,091
Indiana - 1.7%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	505,086
City of Whiting, 1.850%, 10/1/2019 (11)	1,000,000	1,005,730
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	150,875
Indiana Finance Authority:
5.000%, 5/1/2020	100,000	107,704
5.000%, 8/15/2020	250,000	264,000
5.250%, 10/1/2022, Call 10/1/2021	150,000	168,864
Indiana Housing & Community Development Authority, GNMA FNMA FHLMC COLL, 1.050%, 7/1/2039, Call 12/1/2017 (11)	700,000	700,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	107,611
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	269,587

		3,279,457
Iowa - 1.0%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 6/1/2018	1,000,000	1,001,410
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	1,000,000	993,750

		1,995,160
Kansas - 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	454,024
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	97,323
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	211,876

		763,223
Kentucky - 1.0%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	578,615
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	496,143
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	20,722
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,183
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 1/2/2018	265,000	265,522
Louisville - Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	595,480

		1,961,665
Louisiana - 1.6%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	436,016
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	10,000	9,719
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.570% (LIBOR 1 Month+70 basis points), 8/1/2018, Call 2/1/2018 (7)	450,000	450,162
Louisiana Public Facilities Authority, AMBAC, 1.698%, 9/1/2027, Call 12/5/2017 (11) (12)	50,000	46,783
Parish of St. James, 0.990%, 12/1/2040, Call 12/1/2017 (11)	2,000,000	2,000,000
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	118,995

		3,061,675
Maine - 0.1%
City of Portland:
4.000%, 7/1/2019	130,000	134,533
4.000%, 7/1/2020	110,000	115,862

		250,395
Maryland - 0.8%
City of Baltimore:
1.667%, 7/1/2037, Call 12/6/2017 (11) (12)	25,000	21,206
5.000%, 9/1/2022	500,000	568,250
City of Baltimore, NATL-RE, 1.794%, 7/1/2020 (11) (12)	50,000	49,094
City of Rockville, 5.000%, 11/1/2022	500,000	562,560

Howard County Housing Commission, 2.220% (SIFMA Municipal Swap Index Yield+125 basis points), 7/1/2018, Call 1/2/2018 (7)	245,000	245,020
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	20,000	20,660

		1,466,790
Massachusetts - 1.1%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (11)	1,000,000	984,950
Commonwealth of Massachusetts, NATL-RE FGIC, 1.710%, 12/1/2030, Call 12/7/2017 (11) (12)	100,000	95,299
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	330,000	342,751
5.000%, 7/1/2021	280,000	307,213
5.000%, 7/1/2022	315,000	352,164

		2,082,377
Michigan - 2.1%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	309,960
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	205,044
City of Wyandotte, BAM:
5.000%, 10/1/2018	200,000	205,312
5.000%, 10/1/2019	250,000	261,760
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	110,000	111,708
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	640,399
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	163,073
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	257,634
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	161,472
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	554,481
Michigan Strategic Fund, 0.950%, 12/1/2033, Call 12/1/2017 (11)	450,000	450,000
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	206,980
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	316,398
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 1/2/2018	270,000	270,491

		4,114,712
Minnesota - 0.3%
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	105,000	105,110
St. Paul Housing & Redevelopment Authority, 5.000%, 11/15/2021	500,000	558,635

		663,745
Mississippi - 0.1%
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	163,613
Missouri - 2.6%
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/21/2017	1,000,000	1,000,040
Missouri Health & Educational Facilities Authority:
4.000%, 2/1/2018	255,000	256,063
5.000%, 2/1/2022	250,000	277,980
5.000%, 2/1/2024, Call 2/1/2021	250,000	269,570
Missouri Health & Educational Facilities Authority, AMBAC, 1.715%, 6/1/2020, Call 12/1/2017 (11) (12)	50,000	48,773
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	225,000	235,298
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.610%, 12/1/2022, Call 12/1/2017 (11) (12)	805,000	770,305
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,043,300
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2018	600,000	602,634
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	544,110

		5,048,073
Nebraska - 1.1%
Central Plains Energy Project, 1.382% (LIBOR 3 Month+50 basis points), 12/1/2017 (7)	160,000	160,000
Tender Option Bond Trust, 1.040%, 11/1/2048, Call 11/1/2025 (5) (11)	2,000,000	2,000,000

		2,160,000
Nevada - 0.4%
City of Carson City, 5.000%, 9/1/2022 (13)	500,000	559,560
Clark County School District, NATL:
5.000%, 6/15/2021, Call 1/2/2018	65,000	66,972
5.000%, 6/15/2023, Call 1/2/2018	95,000	97,882

		724,414

New Jersey - 2.6%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	636,963
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	434,984
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	20,429
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	893,632
5.125%, 7/1/2019, Call 7/1/2018	130,000	132,883
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	365,000	382,082
5.000%, 12/1/2017	370,000	370,000
5.000%, 6/1/2018	100,000	101,599
New Jersey Transportation Trust Fund Authority:
1.970% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	475,000	472,924
4.000%, 12/15/2019	75,000	77,349
5.000%, 6/15/2019	150,000	155,757
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	265,008
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	300,360
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	143,632
5.500%, 12/15/2020	10,000	10,901
South Jersey Port Corp.:
5.000%, 1/1/2018	250,000	250,535
5.000%, 1/1/2019	340,000	346,807

		4,995,845
New Mexico - 0.9%
City of Farmington, 1.875%, 4/1/2020 (11)	1,000,000	998,290
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	20,000	20,667
New Mexico Municipal Energy Acquisition Authority, 1.582% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	650,000	648,109

		1,667,066
New York - 10.8%
City of New York, 1.000%, 8/1/2044, Call 12/1/2017 (11)	650,000	650,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,029,830
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	420,648
Long Island Power Authority, 1.520% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (7)	1,000,000	1,000,940
Metropolitan Transportation Authority, AGM, 1.457% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 1/2/2018 (7)	250,000	250,068
New York City Transitional Finance Authority:
0.960%, 11/1/2029, Call 12/1/2017 (11)	1,200,000	1,200,000
0.970%, 8/1/2022, Call 12/1/2017 (11)	1,250,000	1,250,000
New York City Water & Sewer System:
0.980%, 6/15/2039, Call 12/1/2017 (11)	1,700,000	1,700,000
0.990%, 6/15/2044, Call 12/1/2017 (11)	450,000	450,000
New York Liberty Development Corp., 1.000%, 12/1/2039, Call 12/1/2017 (11)	2,000,000	2,000,000
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	639,078
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,021,120
5.000%, 12/15/2019	495,000	528,492
5.000%, 12/1/2022 (5)	600,000	661,974
5.250%, 2/15/2024, Call 2/15/2019	380,000	396,465
5.250%, 2/15/2024, Call 2/15/2019	20,000	20,876
New York State Dormitory Authority, NATL-RE, 2.361%, 7/1/2029, Call 12/4/2017 (11) (12)	550,000	506,984
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (11)	350,000	352,219
New York State Energy Research & Development Authority, NATL-RE, 1.680%, 12/1/2020, Call 12/5/2017 (11) (12)	1,000,000	986,150
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,046,290
State of New York, AGM, 1.757%, 3/15/2021, Call 12/7/2017 (11) (12)	25,000	23,794
State of New York, NATL-RE FGIC:
1.757%, 2/15/2022, Call 12/7/2017 (11) (12)	455,000	432,878
1.757%, 2/13/2032, Call 12/7/2017 (11) (12)	70,000	64,552
Town of Oyster Bay, 3.500%, 6/1/2018	500,000	503,315
Triborough Bridge & Tunnel Authority:
0.970%, 11/1/2032, Call 12/1/2017 (11)	300,000	300,000
1.532% (LIBOR 1 Month+70 basis points), 2/1/2021 (7)	1,000,000	1,003,460
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,108,900
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,247,596

		20,795,629

North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	100,000	102,573
North Carolina Eastern Municipal Power Agency, FGIC, 1.860%, 1/1/2025 (11) (12)	600,000	517,026
North Carolina Medical Care Commission, 5.000%, 10/1/2022 (13)	350,000	395,084

		1,014,683
North Dakota - 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	253,701
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	120,000	123,623

		377,324
Ohio - 2.6%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	883,045
Bucyrus City School District, 0.000%, 12/1/2017	155,000	155,000
City of Cleveland, AGM, 5.000%, 1/1/2019	600,000	620,280
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	50,141
City of Harrison, 2.000%, 10/1/2018	60,000	60,269
County of Hamilton:
4.000%, 1/1/2021	445,000	470,592
5.000%, 1/1/2022	465,000	515,476
Lancaster Port Authority, 1.452% (LIBOR 1 Month+62 basis points), 8/1/2019, Call 2/1/2019 (7)	195,000	194,667
New Lexington City School District, BAM, 1.200%, 12/1/2017	55,000	55,000
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	75,000	78,563
Rib Floater Trust Various States, 1.150%, 1/15/2046, Call 1/2/2018 (5) (11)	1,000,000	1,000,000
State of Ohio, 1.100%, 1/15/2045, Call 12/1/2017 (11)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	404,396

		4,987,429
Oklahoma - 0.1%
Oklahoma Municipal Power Authority, 1.770% (SIFMA Municipal Swap Index Yield+80 basis points), 8/1/2018, Call 2/1/2018 (7)	135,000	135,049
Oregon - 0.5%
Port of Morrow, 1.100%, 2/1/2027, Call 12/1/2017 (11)	1,000,000	1,000,000
Pennsylvania - 3.5%
Allegheny County Hospital Development Authority:
1.642% (LIBOR 3 Month+72 basis points), 2/1/2021, Call 2/1/2018 (7)	105,000	104,948
5.375%, 8/15/2029, Call 8/15/2019	225,000	238,745
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	50,368
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	282,643
Berks County Municipal Authority, 2.470% (SIFMA Municipal Swap Index Yield+150 basis points), 7/1/2022, Call 12/18/2017 (7)	350,000	356,440
City of Philadelphia, 5.250%, 8/1/2018	100,000	102,526
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,580
5.125%, 8/1/2025, Call 8/1/2019	90,000	94,987
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	627,732
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	121,650
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	133,504
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	218,174
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	304,166
North Penn Water Authority, 1.332% (LIBOR 1 Month+50 basis points), 11/1/2019, Call 5/1/2019 (7)	800,000	797,584
Northampton County General Purpose Authority, 2.370% (SIFMA Municipal Swap Index Yield+140 basis points), 8/15/2020, Call 2/15/2020 (7)	150,000	151,011
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	213,220
Pennsylvania Turnpike Commission:
1.650% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (7)	90,000	90,203
1.850% (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (7)	325,000	329,033
1.950% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (7)	80,000	81,202
2.120% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (7)	600,000	608,022
Pittsburgh Public Parking Authority, NATL-RE, 0.000%, 12/1/2017	50,000	50,000
School District of Philadelphia, 5.000%, 9/1/2018	65,000	66,529

Scranton School District, SAW, 1.845% (LIBOR 1 Month+100 basis points), 4/2/2018, Call 1/2/2018 (7)	1,000,000	999,990
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	165,182
State Public School Building Authority, SAW, 1.632% (LIBOR 1 Month+80 basis points), 9/1/2018, Call 3/1/2018 (7)	570,000	568,216

		6,766,655
Rhode Island - 0.1%
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	278,526
South Carolina - 0.5%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,061,920
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	132,863
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	224,019
Public Building Authority of Sevier County, AMBAC, 1.680%, 6/1/2018 (11) (12)	50,000	49,608
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (11)	1,000,000	1,090,230
5.250%, 9/1/2020	10,000	10,921
5.250%, 9/1/2021	55,000	61,559

		1,569,200
Texas - 7.1%
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	310,000
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	50,359
City of The Colony, 6.000%, 2/15/2019	795,000	837,564
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	173,416
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	257,652
Crane County Water District, 3.000%, 2/15/2021	605,000	625,921
Harris County Cultural Education Facilities Finance Corp.:
0.960%, 12/1/2024, Call 12/1/2017 (11)	2,550,000	2,550,000
1.800% (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (7)	350,000	352,726
Irving Hospital Authority, 5.000%, 10/15/2022 (13)	215,000	240,617
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,046,820
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	500,000	499,035
4.000%, 4/1/2018	225,000	226,627
4.000%, 11/15/2021	615,000	642,650
5.000%, 11/1/2022	500,000	571,045
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	260,022
North Texas Higher Education Authority, Inc., 2.235% (LIBOR 3 Month+90 basis points), 7/1/2030 (7)	115,000	115,125
North Texas Tollway Authority:
1.640% (SIFMA Municipal Swap Index Yield+67 basis points), 1/1/2020, Call 7/1/2019 (7)	350,000	351,085
1.770% (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2019, Call 7/1/2018 (7)	250,000	250,638
5.000%, 1/1/2022	250,000	280,560
5.000%, 1/1/2023	250,000	286,540
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2018 (11)	695,000	695,751
Panhandle-Plains Higher Education Authority, Inc., 2.585% (LIBOR 3 Month+125 basis points), 4/1/2035, Call 12/1/2017 (7)	250,000	252,328
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 12/21/2017	415,000	415,357
5.000%, 5/15/2021	500,000	537,945
5.000%, 11/15/2022	1,000,000	1,139,620
Texas Municipal Gas Acquisition & Supply Corp. I:
1.434% (LIBOR 3 Month+55 basis points), 12/15/2017, Call 12/1/2017 (7)	10,000	10,000
5.625%, 12/15/2017	255,000	255,339
Texas State University System, 5.000%, 3/15/2022	350,000	395,164

		13,629,906
Utah - 0.2%
Salt Lake City Corp., AMBAC, 0.776%, 5/15/2020, Call 12/1/2017 (11) (12)	500,000	493,405
Vermont - 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	254,930
5.000%, 7/1/2019	100,000	104,866

		359,796

Virginia - 0.6%
Henrico County Economic Development Authority, AGM, 2.212%, 8/23/2027, Call 12/1/2017 (11) (12)	1,200,000	1,121,460
Washington - 1.9%
City of Tacoma, 5.750%, 12/1/2017	100,000	100,000
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	377,971
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	75,000	76,475
State of Washington, 5.000%, 2/1/2022	1,000,000	1,127,200
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5)	25,000	25,000
Washington Higher Education Facilities Authority, 1.020%, 10/1/2029, Call 12/1/2017 (11)	1,600,000	1,600,000
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	349,939

		3,656,585
West Virginia - 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,283,625
Wisconsin - 3.1%
City of Stanley, 2.500%, 3/1/2018, Call 1/2/2018	1,000,000	1,000,670
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,000,000	1,000,790
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	500,000	504,570
5.000%, 11/15/2021	610,000	686,281
5.000%, 11/15/2022	500,000	573,870
State of Wisconsin:
5.000%, 9/1/2020	175,000	189,469
5.000%, 3/1/2021	300,000	328,896
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	107,415
3.250%, 5/1/2018	200,000	199,936
4.000%, 8/15/2018	300,000	305,916
5.000%, 3/1/2020	200,000	210,558
5.000%, 8/15/2020	260,000	282,734
5.000%, 8/15/2022	200,000	227,248
5.000%, 8/15/2023	205,000	236,998
5.500%, 12/15/2020, Call 12/15/2019	80,000	85,790

		5,941,141

Total Municipals (identified cost $188,852,690)		189,062,460

Mutual Funds - 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	86,140	866,571

Total Mutual Funds (identified cost $869,118)		866,571

Short-Term Investments - 0.9%

Mutual Funds - 0.1%
BMO Government Money Market Fund - Premier Class, 0.890% (4)	121,558	121,558

Short-Term Municipals - 0.8%

Connecticut - 0.3%
City of New Haven, 2.500%, 5/15/2018	$700,000	702,744
Ohio - 0.5%
City of Tipp City, 1.750%, 2/14/2018	1,000,000	1,000,480

Total Short-Term Municipals		1,703,224

Total Short-Term Investments (identified cost $1,826,097)		1,824,782

Total Investments - 99.5% (identified cost $191,547,905)		191,753,813
Other Assets and Liabilities - 0.5%		900,876

Total Net Assets - 100.0%		$192,654,689

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 20.6%

Automobiles - 6.9%
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	$420,000	$418,514
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-1), 2.060%, 5/20/2020	1,264,000	1,264,397
Class A3, (Series 2017-2), 2.020%, 9/21/2020	1,000,000	998,867
Class A4, (Series 2017-3), 2.120%, 9/20/2021	955,000	952,677
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	994,197
Hertz Vehicle Financing LLC, Class A, (Series 2016-3A), 2.270%, 7/25/2020 (5)	2,500,000	2,488,260
Mercedes-Benz Auto Lease Trust, Class A3, (Series 2017-A), 1.790%, 4/15/2020	2,400,000	2,397,622
Nissan Auto Receivables Owner Trust, Class A3, (Series 2017-B), 1.750%, 10/15/2021	2,000,000	1,987,298
Santander Drive Auto Receivables Trust:
Class C, (Series 2013-A), 3.120%, 10/15/2019 (5)	31,933	31,964
Class D, (Series 2014-1), 2.910%, 4/15/2020	1,431,000	1,439,426
Class D, (Series 2015-2), 3.020%, 4/15/2021	960,000	971,288
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	1,500,000	1,503,148
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	880,000	874,144
World Omni Auto Receivables Trust:
Class A3, (Series 2015-B), 1.490%, 12/15/2020	1,543,796	1,541,031
Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	447,188

		18,310,021
Credit Cards - 5.7%
Cabela’s Credit Card Master Trust:
Class A, (Series 2014-2), 1.700% (LIBOR 1 Month+45 basis points), 7/15/2022 (7)	1,000,000	1,003,946
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,000,000	1,002,792
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,206,172
Chase Issuance Trust:
Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,461,330
Class A5, (Series 2016-A5), 1.270%, 7/15/2021	2,000,000	1,976,900
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	1,725,000	1,720,938
Synchrony Credit Card Master Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,285,000	1,281,448
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	367,139
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,967,462
Class A, (Series 2017-C), 2.310%, 8/15/2024	1,000,000	1,000,078

		14,988,205
Other Financial - 7.4%
Colony American Homes, Class A, (Series 2014-2A), 2.189% (LIBOR 1 Month+95 basis points), 7/17/2031 (5) (7)	1,329,208	1,332,676
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,238,897	1,230,488
Dell Equipment Finance Trust, Class A3, (Series 2017-1), 2.140%, 4/22/2022 (5)	1,300,000	1,299,676
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2016-3), 1.550%, 7/15/2021	2,000,000	1,983,892
Class A1, (Series 2017-2), 2.160%, 9/15/2022	1,730,000	1,728,684
GMF Floorplan Owner Revolving Trust, Class A1, (Series 2015-1), 1.650%, 5/15/2020 (5)	1,000,000	999,885
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	657,746	648,540
Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	1,693,695	1,692,950
SLM Student Loan Trust, Class A5, (Series 2004-5A), 1.838% (LIBOR 3 Month+60 basis points), 10/25/2023 (5) (7)	242,432	242,727
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 2.100% (LIBOR 1 Month+85 basis points), 12/15/2020 (5) (7)	3,000,000	3,015,738
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (5)	1,250,000	1,243,795
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	500,000	498,330
Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (5)	2,581,508	2,589,472
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (5)	1,082,445	1,083,332

		19,590,185

Private Sponsor - 0.6%
JP Morgan Mortgage Trust, Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5) (11)	1,404,160	1,427,760

Total Asset-Backed Securities (identified cost $54,449,527)		54,316,171

Collateralized Mortgage Obligations - 3.7%

Federal National Mortgage Association - 1.4%
3.000%, 6/25/2033, (Series 2014-20)	2,032,549	2,061,597
3.000%, 8/25/2040, (Series 2015-15)	1,583,394	1,599,907

		3,661,504
Federal Home Loan Mortgage Corporation - 1.6%
2.000%, 1/15/2024, (Series 4295)	712,828	704,215
3.000%, 2/15/2031, (Series 4013)	1,366,152	1,414,213
3.000%, 9/15/2032, (Series 4236)	2,080,114	2,116,847

		4,235,275
Private Sponsor - 0.7%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.431%, 5/20/2036 (11)	197,116	185,799
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	245,401	259,931
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	191,230	198,245
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	225,755	193,573
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	116,153	114,316
Class 3A1, (Series 2007-A2), 3.244%, 4/25/2037 (11)	17,641	16,460
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.475%, 11/25/2034 (11)	357,711	364,506
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 3.336%, 5/25/2036 (11)	149,994	148,888
Class 2A4, (Series 2006-AR8), 3.574%, 4/25/2036 (11)	47,733	48,354
Class A1, (Series 2006-AR19), 3.680%, 12/25/2036 (11)	286,904	268,613

		1,798,685

Total Collateralized Mortgage Obligations (identified cost $9,770,376)		9,695,464

Commercial Mortgage Securities - 7.6%

Federal Home Loan Mortgage Corporation - 1.9%
3.274%, 4/25/2046, (Series 2013-K713) (5) (11)	1,065,000	1,073,873
3.477%, 5/25/2045, (Series 2013-K712) (5) (11)	2,000,000	2,023,174
3.942%, 6/25/2047, (Series 2012-K710) (5) (11)	475,000	482,768
4.301%, 9/25/2044, (Series 2012-K705) (5) (11)	217,211	219,902
5.045%, 7/25/2044, (Series 2011-K703) (5) (11)	1,200,000	1,212,160

		5,011,877
Government National Mortgage Association - 1.6%
1.800%, 7/16/2037, (Series 2013-179)	1,046,851	1,036,548
2.100%, 4/16/2050, (Series 2016-92)	1,431,472	1,406,825
2.205%, 1/16/2044, (Series 2014-61)	790,355	789,064
2.650%, 2/16/2045, (Series 2015-33)	1,122,863	1,123,643

		4,356,080
Private Sponsor - 4.1%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (5)	1,417,086	1,405,494
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	924,956	921,175
Great Wolf Trust, Class B, (Series 2017-WOLF), 2.350% (LIBOR 1 Month+110 basis points), 9/15/2034 (5) (7)	2,000,000	2,003,062
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	437,759	435,982
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	1,113,653	1,123,240
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,706,021	1,677,539
RAIT Trust, Class A, (Series 2017-FL7), 2.189% (LIBOR 1 Month+95 basis points), 6/15/2037 (5) (7)	1,499,827	1,501,177
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,774,940	1,760,238

		10,827,907

Total Commercial Mortgage Securities (identified cost $20,359,554)		20,195,864

Corporate Bonds & Notes - 42.4%

Auto Manufacturers - 2.9%
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019	500,000	497,650
2.551%, 10/5/2018	500,000	502,400
2.601% (LIBOR 3 Month+127 basis points), 3/28/2022 (1) (7)	1,000,000	1,014,691
2.943%, 1/8/2019	1,500,000	1,510,900
General Motors Financial Co., Inc.:
2.400%, 5/9/2019	1,000,000	1,000,468
3.100%, 1/15/2019	2,000,000	2,017,898
Toyota Motor Credit Corp., 1.200%, 4/6/2018	1,000,000	998,542

		7,542,549
Banks - 23.6%
Bank of America Corp.:
2.250%, 4/21/2020 (1)	1,000,000	997,537
2.365% (LIBOR 3 Month+100 basis points), 4/24/2023 (1) (7)	2,000,000	2,028,924
2.625%, 10/19/2020	1,000,000	1,004,610
Bank of America NA, 1.650%, 3/26/2018	1,000,000	1,000,445
Bank of Nova Scotia, 1.950%, 1/15/2019	2,000,000	1,998,848
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (11)	1,225,000	1,293,082
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,198,142
Canadian Imperial Bank of Commerce:
1.571% (LIBOR 3 Month+18 basis points), 11/5/2018 (7)	1,250,000	1,250,055
1.749% (LIBOR 3 Month+39 basis points), 7/13/2018 (7)	1,250,000	1,250,949
1.757% (LIBOR 3 Month+36 basis points), 8/8/2018 (7)	1,350,000	1,351,141
Capital One Financial Corp.:
2.500%, 5/12/2020	900,000	900,298
3.050%, 3/9/2022	1,000,000	1,007,872
Citigroup, Inc.:
2.327% (LIBOR 3 Month+96 basis points), 4/25/2022 (7)	1,500,000	1,516,936
2.350%, 8/2/2021 (1)	520,000	514,845
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	2,005,562
Discover Bank, 2.600%, 11/13/2018	1,000,000	1,004,794
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (11)	1,900,000	1,959,734
Goldman Sachs Group, Inc.:
2.000%, 4/25/2019	1,000,000	997,312
2.550%, 10/23/2019	1,500,000	1,505,015
2.578% (LIBOR 3 Month+120 basis points), 4/30/2018 (7)	1,650,000	1,656,570
Hanmi Financial Corp., 5.450%, 3/30/2027 (11)	2,000,000	2,084,498
Home BancShares, Inc., 5.625%, 4/15/2027 (11)	2,000,000	2,110,000
HSBC USA, Inc., 2.000%, 8/7/2018	1,000,000	1,000,966
Huntington Bancshares, Inc.:
2.300%, 1/14/2022	700,000	688,888
3.150%, 3/14/2021 (1)	1,000,000	1,017,505
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,745,000	1,840,265
KeyCorp, 2.900%, 9/15/2020 (1)	1,000,000	1,012,698
MB Financial Bank NA, 4.000%, 12/1/2027 (11)	2,000,000	2,015,896
Mizuho Bank, Ltd., 1.828% (LIBOR 3 Month+50 basis points), 9/24/2018 (7)	875,000	876,088
Morgan Stanley:
2.215% (LIBOR 3 Month+85 basis points), 1/24/2019 (7)	500,000	503,155
2.500%, 1/24/2019	900,000	903,818
2.543% (LIBOR 3 Month+118 basis points), 1/20/2022 (1) (7)	645,000	654,879
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (11)	1,525,000	1,572,964
PNC Bank NA, 1.950%, 3/4/2019	1,000,000	999,081
PNC Financial Services Group, Inc., 1.642% (LIBOR 3 Month+25 basis points), 8/7/2018 (7)	1,350,000	1,351,436
Renasant Corp., 5.000%, 9/1/2026 (11)	1,125,000	1,153,877
Royal Bank of Canada:
2.000%, 12/10/2018	1,000,000	1,000,702
2.125%, 3/2/2020	1,400,000	1,399,035

Sumitomo Mitsui Banking Corp.:
1.761% (LIBOR 3 Month+38 basis points), 8/2/2019 (7)	1,000,000	1,000,734
1.876% (LIBOR 3 Month+46 basis points), 5/15/2019 (7)	1,300,000	1,301,391
2.103% (LIBOR 3 Month+74 basis points), 7/23/2018 (7)	1,000,000	1,003,828
SunTrust Bank, 2.250%, 1/31/2020 (1)	1,000,000	1,000,473
Toronto-Dominion Bank:
1.750%, 7/23/2018 (1)	500,000	499,948
2.125%, 4/7/2021	1,500,000	1,485,831
Towne Bank, 4.500%, 7/30/2027 (11)	2,000,000	2,072,900
U.S. Bank NA:
1.612% (LIBOR 3 Month+15 basis points), 5/24/2019 (7)	1,500,000	1,500,663
2.050%, 10/23/2020	1,450,000	1,444,332
Wells Fargo Bank NA, 1.750%, 5/24/2019 (1)	700,000	696,852
Westpac Banking Corp.:
1.650%, 5/13/2019	500,000	497,119
2.800%, 1/11/2022 (1)	1,000,000	1,010,962

		62,143,455
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019 (1)	1,405,000	1,403,507
Biotechnology - 0.9%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,450,000	1,452,095
Gilead Sciences, Inc., 1.496% (LIBOR 3 Month+17 basis points), 9/20/2018 (7)	1,000,000	1,000,620

		2,452,715
Computers - 0.4%
Dell International LLC, 4.420%, 6/15/2021 (1) (5)	1,000,000	1,044,910
Cosmetics/Personal Care - 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022	1,300,000	1,287,689
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	767,714

		2,055,403
Diversified Financial Services - 1.8%
Ally Financial, Inc., 3.250%, 2/13/2018 (1)	1,000,000	1,002,000
American Express Credit Corp.:
2.375%, 5/26/2020	1,000,000	1,001,930
2.700%, 3/3/2022 (1)	1,500,000	1,508,439
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,270,748

		4,783,117
Electric - 1.5%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	747,335
Duke Energy Corp., 2.100%, 6/15/2018 (1)	1,500,000	1,501,470
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	500,402
Pacific Gas & Electric Co., 1.707% (LIBOR 3 Month+23 basis points), 11/28/2018 (5) (7)	1,250,000	1,250,037

		3,999,244
Healthcare-Services - 0.2%
Anthem, Inc., 2.500%, 11/21/2020	600,000	600,673
Insurance - 0.4%
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (5)	1,000,000	1,001,118
Machinery-Construction & Mining - 0.4%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018 (1)	1,000,000	999,559
Machinery-Diversified - 0.7%
John Deere Capital Corp., 1.250%, 10/9/2019 (1)	775,000	762,878
Roper Technologies, Inc., 2.050%, 10/1/2018	1,000,000	1,000,232

		1,763,110
Media - 0.9%
Discovery Communications LLC, 2.200%, 9/20/2019 (1)	2,000,000	1,993,242
Walt Disney Co., 1.950%, 3/4/2020 (1)	500,000	499,155

		2,492,397
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,005,693

Oil & Gas - 1.8%
BP Capital Markets PLC, 2.315%, 2/13/2020 (1)	610,000	612,069
Chevron Corp., 1.961%, 3/3/2020 (1)	1,000,000	998,180
Exxon Mobil Corp.:
1.708%, 3/1/2019	1,000,000	998,588
1.912%, 3/6/2020 (1)	1,200,000	1,196,255
Shell International Finance BV, 1.625%, 11/10/2018	1,039,000	1,037,088

		4,842,180
Pharmaceuticals - 0.9%
Cardinal Health, Inc., 1.950%, 6/15/2018 (1)	400,000	400,088
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	999,416
Novartis Capital Corp., 1.800%, 2/14/2020 (1)	1,000,000	994,669

		2,394,173
Real Estate Investment Trusts - 0.4%
Welltower, Inc., 2.250%, 3/15/2018	1,000,000	1,001,485
Retail - 0.5%
Wal-Mart Stores, Inc., 1.900%, 12/15/2020	1,255,000	1,247,312
Savings & Loans - 0.8%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	2,000,000	2,133,758
Semiconductors - 0.6%
Intel Corp., 2.450%, 7/29/2020 (1)	1,000,000	1,008,957
QUALCOMM, Inc., 2.100%, 5/20/2020	600,000	595,493

		1,604,450
Software - 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	996,294
Telecommunications - 1.6%
AT&T, Inc., 2.450%, 6/30/2020 (1)	500,000	499,188
Cisco Systems, Inc.:
1.400%, 9/20/2019	500,000	495,046
2.125%, 3/1/2019	1,500,000	1,503,067
Verizon Communications, Inc.:
2.321% (LIBOR 3 Month+100 basis points), 3/16/2022 (7)	750,000	767,950
2.625%, 2/21/2020 (1)	500,000	503,750
3.450%, 3/15/2021 (1)	500,000	515,250

		4,284,251

Total Corporate Bonds & Notes (identified cost $111,044,147)		111,791,353

Mutual Funds - 1.8%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (15)	110,732	1,001,021
Fidelity Floating Rate High Income Fund	385,494	3,712,308

Total Mutual Funds (identified cost $4,543,450)		4,713,329

U.S. Government & U.S. Government Agency Obligations - 15.8%

Federal Home Loan Mortgage Corporation - 0.7%
1.750%, 5/30/2019 (1)	$2,000,000	1,999,470
Federal National Mortgage Association - 1.8%
1.000%, 2/26/2019	2,000,000	1,981,828
1.500%, 6/22/2020 (1)	1,000,000	989,715
1.750%, 11/26/2019	1,750,000	1,747,650

		4,719,193
U.S. Treasury Bonds & Notes - 13.3%
0.875%, 7/31/2019 (1)	1,000,000	985,684
1.000%, 5/15/2018 (1)	1,500,000	1,497,136
1.000%, 5/31/2018 (1)	1,000,000	997,754
1.000%, 8/31/2019 (1)	1,500,000	1,480,196
1.000%, 9/30/2019 (1)	1,500,000	1,478,966
1.250%, 10/31/2018 (1)	2,000,000	1,992,578
1.250%, 11/15/2018 (1)	1,500,000	1,494,111
1.250%, 11/30/2018 (1)	1,500,000	1,493,643
1.250%, 1/31/2019 (1)	1,000,000	994,766

1.250%, 1/31/2020 (1)	1,000,000	988,047
1.250%, 3/31/2021	2,500,000	2,441,455
1.375%, 9/30/2018 (1)	1,500,000	1,496,923
1.375%, 1/31/2020 (1)	1,000,000	990,918
1.375%, 10/31/2020 (1)	2,000,000	1,969,922
1.500%, 2/28/2019 (1)	1,500,000	1,495,810
1.500%, 10/31/2019 (1)	2,000,000	1,989,102
1.500%, 4/15/2020 (1)	2,000,000	1,983,906
1.625%, 8/31/2019 (1)	1,750,000	1,745,284
1.750%, 9/30/2019 (1)	1,500,000	1,499,062
1.750%, 12/31/2020 (1)	2,000,000	1,988,750
1.875%, 1/31/2022	2,000,000	1,983,204
2.000%, 8/31/2021 (1)	2,000,000	1,998,282

		34,985,499

Total U.S. Government & U.S. Government Agency Obligations (identified cost $41,994,559)		41,704,162

U.S. Government Agency-Mortgage Securities - 0.4%

Federal National Mortgage Association - 0.4%
3.500%, 4/1/2026	116,990	120,961
4.000%, 11/1/2031	458,918	483,941
5.500%, 11/1/2033	130,745	145,757
5.500%, 2/1/2034	98,672	110,062
5.500%, 8/1/2037	223,779	249,568
9.500%, 12/1/2024	1,566	1,574
9.500%, 1/1/2025	1,556	1,562
9.500%, 1/1/2025	4,212	4,244
10.000%, 7/1/2020	9,342	9,501

		1,127,170
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	13,175	13,508
9.000%, 12/15/2019	3,338	3,461

		16,969

Total U.S. Government Agency-Mortgage Securities (identified cost $1,122,183)		1,144,139

Short-Term Investments - 26.1%

Certificates of Deposit - 0.4%
Credit Suisse AG/New York, 1.503% (LIBOR 1 Month+26 basis points), 8/20/2018 (7)	1,000,000	999,643
Collateral Pool Investments for Securities on Loan - 16.8%
Collateral pool allocation (3)		44,385,141
Commercial Paper - 7.5%
AbbVie, Inc., 1.350%, 12/5/2017 (10)	3,000,000	2,999,403
Atlantic Asset Securitization LLC, 1.563%, 1/2/2018 (10)	1,400,000	1,400,017
BP Capital Markets PLC, 1.350%, 12/15/2017 (10)	2,000,000	1,998,936
Dominion Energy, Inc.:
1.510%, 1/4/2018 (10)	2,000,000	1,997,158
1.520%, 1/11/2018 (10)	1,500,000	1,497,402
Duke Energy Corp., 1.500%, 1/17/2018 (10)	1,000,000	997,993
Hyundai Capital America:
1.450%, 12/4/2017 (10)	1,000,000	999,849
1.400%, 12/7/2017 (10)	1,500,000	1,499,602
1.400%, 12/12/2017 (10)	1,000,000	999,541
1.440%, 12/15/2017 (10)	1,000,000	999,423
Potash Corp., 1.400%, 12/14/2017 (10)	2,500,000	2,498,655
Ryder Systerm, Inc., 1.400%, 12/11/2017 (10)	2,000,000	1,999,160

		19,887,139
Mutual Funds - 1.4%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	3,583,671	3,584,030

Total Short-Term Investments (identified cost $68,856,540)		68,855,953

Total Investments - 118.4% (identified cost $312,140,336)		312,416,435
Other Assets and Liabilities - (18.4)%		(48,612,863)

Total Net Assets - 100.0%		$263,803,572

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.4%

Alabama - 1.8%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$314,925
4.000%, 7/1/2021	1,895,000	2,029,185
5.000%, 10/1/2020, Call 10/1/2018	230,000	236,610
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	613,612
City of Birmingham, 4.000%, 3/1/2022 (14)	1,945,000	2,054,153
Columbia Industrial Development Board, 1.000%, 12/1/2037, Call 12/1/2017 (11)	400,000	400,000
County of Jefferson, AGM, 2.490% (LIBOR 1 Month+0 basis points), 2/1/2042, Call 12/14/2017 (7)	454,517	397,462
Health Care Authority for Baptist Health, 1.400%, 11/1/2042 (11)	3,485,000	3,485,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,745,128
Mobile Industrial Development Board, 1.000%, 6/1/2034, Call 12/1/2017 (11)	100,000	100,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,411,320
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,705,461
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,341,747
5.000%, 9/1/2041, Call 3/1/2027	2,020,000	2,317,930
Wilsonville Industrial Development Board, 0.950%, 1/1/2024, Call 12/1/2017 (11)	2,135,000	2,135,000

		28,287,533
Alaska - 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,543,176
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,895,175
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,155,290
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	167,044
5.100%, 4/1/2033, Call 4/1/2018	35,000	35,434
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	570,790
5.000%, 4/1/2031, Call 4/1/2021	150,000	166,190
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,134,740
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 1/2/2018	305,000	305,848
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,309,785

		9,283,472
Arizona - 2.7%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,370,050
Arizona Health Facilities Authority:
2.820% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	4,500,000	4,575,690
5.000%, 2/1/2022	1,000,000	1,106,460
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	774,532
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,079,789
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,366,974
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,524,284
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	371,651
City of Peoria, 4.000%, 7/1/2019	515,000	533,895
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	540,340
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,638,572
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	874,838
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	537,135
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 1/2/2018	15,000	15,037
5.000%, 8/1/2027, Call 1/2/2018	155,000	155,434

Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	425,000	425,935
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,234,600
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,162,940
La Paz County Industrial Development Authority, 5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,069,970
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	373,187
Maricopa County Industrial Development Authority:
4.000%, 1/1/2019	200,000	205,874
5.000%, 7/1/2036, Call 7/1/2026	750,000	813,600
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,284,119
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	543,050
5.000%, 7/1/2023	1,000,000	1,151,800
5.000%, 7/1/2024	575,000	674,199
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	646,205
5.000%, 7/1/2020, Call 7/1/2018	600,000	612,882
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,141,644
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (14)	500,000	608,465
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (14)	555,000	618,842
5.500%, 7/1/2036 (14)	530,000	683,191
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	240,000	246,895
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	246,886
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	125,778
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	256,443
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,070,390
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,314,700
Town of Marana, 5.000%, 7/1/2023	450,000	518,567
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (16)	170,000	170,000
University Medical Center Corp., 5.000%, 7/1/2021	425,000	472,192
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	503,589

		43,640,624
Arkansas - 1.4%
Arkansas Development Finance Authority:
1.400%, 9/1/2044, Call 12/1/2017 (11)	3,650,000	3,650,000
5.000%, 2/1/2020	255,000	271,315
5.000%, 2/1/2021	315,000	343,315
5.000%, 2/1/2022	150,000	166,841
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	215,000	227,483
4.000%, 7/1/2025, Call 7/1/2021	465,000	490,849
Arkansas State University:
4.000%, 3/1/2021	390,000	415,876
4.000%, 3/1/2022	1,140,000	1,231,770
4.000%, 3/1/2023	985,000	1,076,891
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,174,458
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	755,000	752,607
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,038,930
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,126,110
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,325,000	1,283,859
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	622,146
County of Greene, AGM:
4.000%, 3/1/2019, Call 1/2/2018	840,000	841,411
4.000%, 3/1/2020, Call 1/2/2018	1,430,000	1,432,731
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,023,618
5.000%, 11/1/2023, Call 11/1/2022	860,000	971,869
University of Arkansas:
5.000%, 12/1/2021	300,000	337,431
5.000%, 12/1/2022	520,000	598,562
5.000%, 12/1/2023, Call 12/1/2022	500,000	571,945
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,164,590

		22,814,607

California - 7.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	557,905
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,078,230
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,375,075
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (14)	1,150,000	1,104,770
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	235,350
Bay Area Toll Authority, 2.220% (SIFMA Municipal Swap Index Yield+125 basis points), 4/1/2027, Call 10/1/2026 (7)	5,000,000	5,148,500
BB&T Municipal Trust, 1.770% (SIFMA Municipal Swap Index Yield+80 basis points), 11/15/2019 (5) (7)	1,140,465	1,140,465
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	377,530
0.000%, 8/1/2031	615,000	380,826
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,069,382
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (14)	1,325,000	1,138,493
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 1/2/2018	4,240,000	4,243,477
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,263,100
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,144,520
California Health Facilities Financing Authority, NATL-RE, 1.628%, 7/1/2022, Call 12/1/2017 (11) (12)	1,600,000	1,543,472
California Infrastructure & Economic Development Bank, 1.750%, 6/1/2022 (11)	1,000,000	986,760
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,682,430
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,108,780
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,113,250
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,081,090
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,533,975
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	953,096
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,096,670
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,684,075
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,410,253
County of Los Angeles, 0.000%, 9/1/2018	750,000	743,048
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	569,994
County of San Joaquin, 5.000%, 4/1/2022	350,000	395,304
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	250,000	236,618
Duarte Unified School District, 5.125%, 8/1/2026 (14)	585,000	723,370
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	499,192
5.000%, 10/1/2022	515,000	590,823
5.000%, 10/1/2022	580,000	665,393
5.000%, 10/1/2023	800,000	936,600
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (14)	500,000	555,930
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (14)	1,250,000	1,279,025
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	314,909
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,173,140
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	397,434
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,544,903
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,176,790
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,168,630
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	454,436
5.000%, 6/1/2023	400,000	463,468
5.000%, 6/1/2024	775,000	914,330
5.000%, 6/1/2025	425,000	507,425
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	227,984
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,220,160
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	108,904
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	407,580
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	217,565
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,117,820
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,952,685

Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	719,026
5.000%, 8/1/2025, Call 8/1/2023	760,000	884,040
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (14)	165,000	172,851
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	517,548
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	803,702
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (14)	300,000	371,727
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,278,820
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	557,910
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (14)	2,125,000	1,987,342
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	475,385
Northern California Gas Authority No. 1:
1.525% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	3,000,000	2,991,390
1.615% (LIBOR 3 Month+72 basis points), 7/1/2027 (7)	1,915,000	1,854,486
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	563,395
5.000%, 7/1/2032, Call 7/1/2022	700,000	787,122
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	523,342
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,415,280
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 1/2/2018	1,500,000	669,930
Rib Floater Trust Various States, 1.130%, 8/15/2051 (5) (11)	2,000,000	2,000,000
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	273,170
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	279,944
5.000%, 12/1/2028, Call 12/1/2025	425,000	502,886
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,172,970
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,341,200
San Francisco City & County Airport Commission:
5.000%, 5/1/2024, Call 5/1/2021	745,000	830,660
5.000%, 5/1/2024, Call 5/1/2021	295,000	327,618
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,610,185
San Jose International Airport:
5.000%, 3/1/2041, Call 3/1/2027 (16)	1,000,000	1,156,840
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,949,548
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,165,995
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	389,419
0.000%, 6/15/2021	490,000	446,199
0.000%, 6/15/2022	505,000	446,021
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	465,230
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	956,691
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	277,973
0.000%, 8/1/2031	470,000	301,787
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,307,046
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,703,868
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,382,606
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,027,960
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 2/1/2018 (11)	1,365,000	1,366,788
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,457,027
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,363,393
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,119,181
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	252,061
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,213,500
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,110,151
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	187,490
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	100,037
0.000%, 8/1/2023	240,000	212,290
0.000%, 8/1/2024, Call 8/1/2023	330,000	278,141
0.000%, 8/1/2025, Call 8/1/2023	270,000	216,000
0.000%, 8/1/2026, Call 8/1/2023	330,000	249,322
0.000%, 8/1/2028, Call 8/1/2023	420,000	282,782
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	76,852

		112,389,061

Colorado - 2.3%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	5,969,900
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	590,265
5.000%, 12/1/2026, Call 12/1/2024	355,000	421,875
5.000%, 12/1/2027, Call 12/1/2024	500,000	591,335
City & County of Denver, 5.000%, 11/15/2021	500,000	560,695
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/1/2017	120,000	120,000
4.000%, 12/15/2025 (5)	535,000	557,005
5.000%, 9/1/2020 (14)	1,060,000	1,149,125
5.000%, 9/1/2021 (14)	865,000	959,726
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,418,487
Colorado Health Facilities Authority:
1.610%, 7/1/2034, Call 7/1/2019 (5) (11)	3,325,000	3,325,000
4.500%, 2/1/2020	455,000	476,731
5.000%, 9/1/2018	530,000	544,018
5.000%, 9/1/2019	560,000	590,475
5.000%, 2/1/2021	475,000	512,934
5.000%, 9/1/2022	750,000	845,527
5.000%, 12/1/2023	215,000	244,481
5.000%, 2/1/2024	420,000	473,437
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,107,480
5.250%, 1/1/2025, Call 1/1/2020	460,000	493,833
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,086,850
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	857,840
5.000%, 12/1/2021	725,000	810,115
5.000%, 12/1/2022	1,185,000	1,352,476
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	545,175
5.000%, 12/1/2025, Call 12/1/2020	475,000	517,627
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,704,360
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,145,570
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,136,330
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,251,727
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,131,003
Public Authority for Colorado Energy, 5.750%, 11/15/2018	195,000	202,519
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,250,320
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,215,821

		37,160,062
Connecticut - 1.0%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,298,981
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	405,000	420,588
Connecticut State Health & Educational Facility Authority:
2.875%, 9/1/2020, Call 1/2/2018 (5)	450,000	450,112
3.250%, 9/1/2021, Call 3/1/2018 (5)	700,000	700,413
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,506,610
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,410,430
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,281,820
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,578,760

		16,647,714
Delaware - 0.6%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,347,107
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,540,725
Delaware State Housing Authority:
5.000%, 1/1/2026, Call 7/1/2019 (16)	205,000	212,893
5.200%, 7/1/2029, Call 7/1/2018	830,000	839,396
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,740,196
University of Delaware, 0.950%, 11/1/2035, Call 12/1/2017 (11)	1,050,000	1,050,000

		9,730,317

District of Columbia - 0.3%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,031,880
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,743,150
5.000%, 12/1/2036, Call 12/1/2021	500,000	556,660

		5,331,690
Florida - 5.5%
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,741,566
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,113,820
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,032,950
City of Gainesville, 0.980%, 10/1/2038, Call 12/1/2017 (11)	4,000,000	4,000,000
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,186,820
City of Jacksonville, 1.000%, 5/1/2029, Call 12/1/2017 (11)	675,000	675,000
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,587,800
City of North Port, 5.000%, 7/1/2022	200,000	225,544
City of Orlando, AGM:
5.000%, 11/1/2034, Call 11/1/2027	1,000,000	1,164,710
5.000%, 11/1/2035, Call 11/1/2027	1,000,000	1,159,150
5.000%, 11/1/2036, Call 11/1/2027	1,000,000	1,156,380
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	518,160
City of Sunrise, 4.000%, 10/1/2019	540,000	563,112
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	876,203
0.000%, 10/1/2020	975,000	924,797
0.000%, 10/1/2021	175,000	162,419
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	514,220
5.000%, 12/1/2027, Call 12/1/2025	400,000	455,252
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,163,100
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	428,568
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	586,283
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (16)	750,000	887,752
5.000%, 10/1/2031, Call 10/1/2025 (16)	1,000,000	1,159,690
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (16)	740,000	811,928
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,260,840
County of Manatee, 0.950%, 9/1/2024, Call 12/1/2017 (11)	3,500,000	3,500,000
County of Martin, 0.960%, 7/15/2022, Call 12/1/2017 (11)	3,100,000	3,100,000
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	942,880
5.000%, 10/1/2040, Call 10/1/2027 (16)	1,500,000	1,724,655
5.250%, 10/1/2029, Call 10/1/2023	100,000	116,349
5.500%, 10/1/2026, Call 10/1/2020	450,000	497,880
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,600,466
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	552,819
5.000%, 10/1/2029, Call 10/1/2019	400,000	422,572
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,038,340
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,500,867
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,766,619
5.000%, 10/1/2021	1,110,000	1,235,907
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	231,152
3.000%, 5/1/2019	190,000	192,094
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,660,724
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	200,000	204,306
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	345,000	361,895
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	1,920,250
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,795,916
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,496,282
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,182,900
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,901,050

Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,302,360
Miami-Dade County Industrial Development Authority:
0.950%, 6/1/2021, Call 12/1/2017 (11)	3,800,000	3,800,000
1.000%, 4/1/2020, Call 12/1/2017 (11)	400,000	400,000
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	454,172
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	162,159
Putnam County Development Authority, 0.950%, 9/1/2024, Call 12/1/2017 (11)	900,000	900,000
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	834,683
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,034,961
School Board of Miami-Dade County, 1.200%, 12/7/2017 (5) (11)	3,855,000	3,855,000
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (5)	2,405,000	2,424,986
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,735,750
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,033,050
5.000%, 7/1/2020	500,000	538,595
Town of Davie:
5.000%, 4/1/2019	75,000	77,956
5.000%, 4/1/2021	615,000	670,522
5.000%, 4/1/2022	830,000	922,819
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	819,418

		88,268,418
Georgia - 3.1%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,284,042
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,737,445
5.000%, 7/1/2024, Call 7/1/2020	695,000	753,088
5.000%, 7/1/2024, Call 7/1/2020	945,000	1,022,981
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,165,200
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,906,800
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,160,240
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,157,160
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,134,140
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,237,750
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,441,213
5.000%, 7/1/2021	1,155,000	1,274,450
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,388,412
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,170,848
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	400,000	446,168
5.000%, 3/1/2037, Call 3/1/2027	500,000	538,940
5.000%, 3/1/2047, Call 3/1/2027	500,000	528,260
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,703,625
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,266,400
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,381,810
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,499,377
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	257,360
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	618,850
RBC Municipal Products, Inc. Trust, 1.020%, 10/1/2021, Call 12/1/2017 (5) (11)	7,000,000	7,000,000
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,195,046
5.375%, 1/1/2029, Call 1/1/2019	940,000	978,070
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	910,288
5.000%, 1/1/2024	1,000,000	1,159,010
5.000%, 1/1/2025, Call 1/1/2024	700,000	818,251
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,805
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	724,780
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,266,340
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,107,650

		49,262,799

Guam - 0.1%
Territory of Guam:
5.000%, 12/1/2030, Call 12/1/2026	1,000,000	1,121,410
5.000%, 12/1/2031, Call 12/1/2026	1,000,000	1,117,310

		2,238,720
Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	572,370
5.000%, 10/1/2023	500,000	584,475

		1,156,845
Idaho - 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	204,490
7.375%, 6/1/2034, Call 6/1/2018	340,000	350,125
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,165,350
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	538,345
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,036,516

		5,294,826
Illinois - 16.3%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,310,146
Chicago Board of Education:
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,763,430
9.000%, 3/1/2032, Call 12/18/2017	5,855,000	5,884,568
Chicago Board of Education, NATL:
0.000%, 12/1/2022	365,000	308,465
5.250%, 12/1/2021	1,000,000	1,085,900
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	73,108
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (16)	1,500,000	1,738,605
5.000%, 1/1/2031, Call 1/1/2025 (16)	1,000,000	1,130,020
5.000%, 1/1/2039, Call 1/1/2027	2,000,000	2,296,840
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	826,747
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,182,070
5.000%, 1/1/2025, Call 7/1/2020	230,000	245,675
5.000%, 1/1/2026, Call 1/1/2021	730,000	784,356
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,796,350
5.000%, 11/15/2029, Call 11/15/2018	130,000	134,501
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,002,777
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,091,460
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,305,640
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	382,365
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,313,830
City of Chicago:
5.000%, 11/1/2025	2,000,000	2,313,220
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,894,600
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,157,840
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,151,930
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,144,370
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,095,713
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,251,340
5.000%, 1/1/2033, Call 1/1/2027	3,000,000	3,357,120
5.000%, 1/1/2039, Call 1/1/2025	500,000	541,095
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,484,600
City of Chicago, AGM:
5.000%, 11/1/2027, Call 11/1/2018	140,000	144,389
5.000%, 11/1/2027, Call 11/1/2018	60,000	61,909
City of Springfield:
5.000%, 12/1/2022	905,000	1,009,654
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,148,910
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,143,260

Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	207,138
0.000%, 12/1/2029, Call 12/1/2024	400,000	246,428
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	660,858
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	830,565
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,405,000
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	761,906
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	472,262
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,827,218
0.000%, 12/1/2029	2,580,000	1,587,680
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,512,079
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	636,133
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,196,090
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,435,305
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,600,921
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,682,916
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,771,487
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,288,180
5.250%, 11/15/2023, Call 11/15/2020	350,000	380,401
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,133,420
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	516,433
5.250%, 10/1/2024, Call 10/1/2019	215,000	227,175
5.250%, 10/1/2027, Call 10/1/2019	835,000	889,116
5.250%, 10/1/2027, Call 10/1/2019	315,000	332,375
5.500%, 1/1/2038, Call 1/1/2023	825,000	940,574
County of Will, 5.750%, 1/1/2023, Call 1/16/2018	545,000	546,820
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	568,800
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	292,592
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	601,250
DeKalb, Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	165,788
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	503,839
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	574,719
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,389
5.000%, 11/15/2023, Call 11/15/2022	215,000	241,995
5.000%, 8/15/2024	250,000	282,388
5.000%, 5/15/2025	1,000,000	1,097,570
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,161,520
5.000%, 11/15/2027, Call 11/15/2025	500,000	576,940
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,302,160
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,056,580
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,375,260
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,197,480
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,063,890
5.000%, 8/1/2042, Call 8/1/2027	580,000	641,236
5.000%, 8/1/2046, Call 8/1/2027	515,000	567,612
5.000%, 8/1/2047, Call 8/1/2027	750,000	825,975
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,053,870
5.250%, 2/15/2030, Call 2/15/2020	250,000	264,048
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,095,082
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,010,650
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,315,210
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	265,343
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	434,201
0.000%, 1/1/2020	500,000	476,925
0.000%, 1/1/2021	255,000	237,828
5.150%, 1/1/2019	420,000	435,733
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	337,506
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	641,269	620,472

Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,133,740
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,129,640
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,166,640
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,002,513
5.000%, 1/1/2042, Call 1/1/2028 (13)	2,000,000	2,298,480
5.500%, 1/1/2033, Call 1/1/2018	490,000	491,578
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,676,372
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	316,537
0.000%, 1/1/2023	650,000	561,918
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,135,800
5.000%, 1/1/2024	1,000,000	1,154,090
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,687,160
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,019,097
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,580,839
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	353,420
0.000%, 12/1/2028	335,000	200,176
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	193,994
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	507,800
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	418,260
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,750,660
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	324,630
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	270,862
5.000%, 1/1/2020	550,000	579,914
5.000%, 1/1/2021	810,000	871,309
5.000%, 1/1/2022	895,000	980,795
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	855,000	689,472
0.000%, 6/15/2024	1,000,000	788,090
5.700%, 6/15/2023 (14)	3,530,000	4,095,224
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	407,656
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,087,125
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,221,224
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	937,630
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,260,728
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	788,230
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,337,232
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,007,733
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,491,996
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,074,087
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	660,731
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (16)	745,000	771,500
State of Illinois:
5.000%, 3/1/2020	500,000	522,720
5.000%, 4/1/2024, Call 4/1/2023	500,000	532,625
5.000%, 11/1/2025	7,000,000	7,539,140
5.000%, 11/1/2026	10,000,000	10,766,200
5.000%, 2/1/2027	1,000,000	1,076,800
5.000%, 11/1/2028, Call 11/1/2027	2,000,000	2,162,220
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,072,830
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,501,840
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	3,921,517
6.500%, 6/15/2022	300,000	331,941
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,539,762
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	424,533
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	234,018
Tender Option Bond Trust, 1.150%, 4/1/2046, Call 4/1/2027 (5) (11)	750,000	750,000

Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,057,520
5.000%, 1/1/2021	1,000,000	1,074,150
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,501,608
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2018	250,000	179,253
0.000%, 3/1/2026, Call 3/1/2018	1,280,000	819,149
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	433,424
4.000%, 10/1/2019	420,000	435,662
4.000%, 10/1/2020	615,000	643,425
5.000%, 10/1/2022, Call 10/1/2021	730,000	795,320
5.000%, 10/1/2023, Call 10/1/2021	685,000	743,424
5.000%, 10/1/2024, Call 10/1/2021	425,000	459,319
5.000%, 10/1/2025, Call 10/1/2021	920,000	985,982
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	562,191
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	566,650
5.000%, 6/1/2029, Call 6/1/2025	600,000	668,898
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,249,050
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,469,830
5.000%, 1/1/2030, Call 1/1/2023	1,500,000	1,477,245
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	676,826
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	232,022
0.000%, 11/1/2020	1,755,000	1,619,128
0.000%, 11/1/2021	55,000	50,943
0.000%, 11/1/2021	245,000	219,010
0.000%, 11/1/2022	60,000	54,311
0.000%, 11/1/2022	190,000	164,483
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	375,000
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,091,276
0.000%, 12/1/2023	1,600,000	1,328,320
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	564,500
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,921,356
5.750%, 6/1/2028, Call 6/1/2018	170,000	173,179
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	165,483
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	414,820
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	384,430
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	474,095
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,991,922

		263,284,366
Indiana - 2.3%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	376,954
City of Greenwood:
4.250%, 10/1/2020, Call 10/1/2018	820,000	845,887
4.625%, 10/1/2024, Call 10/1/2018	520,000	537,394
City of Rockport, 1.750%, 6/1/2018 (11)	1,500,000	1,500,510
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,022,600
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	215,436
4.500%, 7/1/2018	220,000	223,430
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,014,650
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,728,697
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	136,042
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	642,907
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,914,507
Gary Chicago International Airport Authority, 5.000%, 2/1/2018 (16)	885,000	889,726
Indiana Bond Bank, 1.630% (SIFMA Municipal Swap Index Yield+66 basis points), 10/15/2022 (7)	1,650,000	1,631,322

Indiana Finance Authority:
3.000%, 7/1/2019	250,000	254,598
5.000%, 8/15/2020	700,000	739,200
5.000%, 10/1/2022	300,000	333,447
5.000%, 10/1/2023	400,000	450,184
5.000%, 10/1/2024, Call 10/1/2023	275,000	309,818
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,487,460
5.250%, 10/1/2024, Call 10/1/2021	710,000	799,013
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,467,144
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,770,725
5.500%, 5/1/2024, Call 5/1/2019	820,000	863,050
5.500%, 5/1/2024, Call 5/1/2019	180,000	189,837
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	508,070
Indiana Health Facility Financing Authority, AMBAC, 2.013%, 5/1/2031, Call 12/26/2017 (11) (12)	525,000	492,303
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	519,860
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	191,072
5.000%, 1/1/2022, Call 1/1/2021	200,000	217,180
5.750%, 1/1/2038, Call 1/1/2019	345,000	360,535
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	569,055
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	95,265
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	472,103
4.000%, 7/15/2020, Call 1/15/2020	935,000	975,682
4.000%, 7/15/2021, Call 1/15/2020	375,000	390,758
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,024,120
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	313,972
5.000%, 1/15/2024	215,000	245,162
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	211,692
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	587,922
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,393,425

		36,912,714
Iowa - 0.4%
Iowa Finance Authority, 5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,475,760
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,610,641

		6,086,401
Kansas - 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	849,080
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,065,120
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	491,839
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,118,210

		3,524,249
Kentucky - 1.1%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,175,880
5.000%, 9/1/2025	1,250,000	1,485,125
Kentucky Economic Development Finance Authority:
5.000%, 8/15/2041, Call 8/15/2027	1,500,000	1,646,055
5.000%, 8/15/2046, Call 8/15/2027	1,500,000	1,638,420
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,507,363
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,045,755
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	104,424
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,331,660
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,139,599
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,718,505
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	270,566

		18,063,352

Louisiana - 1.9%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,337,735
City of New Orleans:
5.000%, 6/1/2021	800,000	880,832
5.000%, 12/1/2021	500,000	554,635
5.000%, 6/1/2022	450,000	505,454
5.000%, 12/1/2022	725,000	818,641
5.000%, 6/1/2023	500,000	571,770
5.000%, 12/1/2024	765,000	890,185
5.000%, 6/1/2026, Call 6/1/2025	150,000	175,029
5.000%, 12/1/2026, Call 12/1/2025	240,000	280,380
5.000%, 6/1/2027, Call 6/1/2025	200,000	232,188
5.000%, 6/1/2029, Call 6/1/2025	200,000	230,278
5.000%, 12/1/2029, Call 12/1/2025	350,000	403,442
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,399,264
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	727,708
4.000%, 10/1/2021	675,000	720,603
Louisiana Housing Corp., GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	680,000	703,188
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,476,307
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,816,550
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	926,000
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	650,000	700,290
New Orleans Aviation Board:
5.000%, 1/1/2043, Call 1/1/2027	1,500,000	1,735,470
5.000%, 1/1/2048, Call 1/1/2027	1,875,000	2,161,294
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,613,554
4.000%, 3/1/2021	3,585,000	3,782,283
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (16)	725,000	781,035
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	240,000	195,312
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	521,151

		31,140,578
Maine - 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	337,827
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,751,925
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,692,270

		9,782,022
Maryland - 1.2%
City of Baltimore:
5.000%, 9/1/2034, Call 9/1/2027	1,000,000	1,137,020
5.000%, 9/1/2035, Call 9/1/2027	1,000,000	1,132,570
5.000%, 9/1/2036, Call 9/1/2027	1,000,000	1,129,030
5.000%, 9/1/2039, Call 9/1/2027	1,000,000	1,122,860
5.000%, 9/1/2042, Call 9/1/2027	1,000,000	1,120,230
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	862,530
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,103,810
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,096,050
Maryland Health & Higher Educational Facilities Authority:
5.000%, 5/15/2042, Call 5/15/2027	4,750,000	5,355,530
5.750%, 7/1/2034, Call 7/1/2021	775,000	883,988
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	693,167
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,276,478

		18,913,263
Massachusetts - 1.1%
Commonwealth of Massachusetts, NATL-RE FGIC:
1.710%, 12/1/2030, Call 12/7/2017 (11) (12)	7,375,000	7,028,301
1.725%, 12/1/2030, Call 12/4/2017 (11) (12)	1,450,000	1,381,836
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,586,894
5.000%, 7/1/2027, Call 7/1/2025	125,000	147,481

Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (16)	500,000	534,725
5.250%, 1/1/2019 (16)	1,150,000	1,199,611
5.250%, 1/1/2019	445,000	460,442
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,270,993
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (16)	1,245,000	1,286,695
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	926,036

		17,823,014
Michigan - 4.0%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	983,726
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	746,123
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,505,396
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	712,002
5.000%, 5/1/2026	500,000	597,600
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	399,945
Charter Township of Northville:
4.000%, 4/1/2021	400,000	426,136
4.000%, 4/1/2022	240,000	258,754
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,788
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,018,170
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 1/2/2018	95,000	95,288
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	103,683
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,059,871
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	214,682
5.000%, 10/1/2021	290,000	317,167
5.000%, 10/1/2022	290,000	323,170
5.000%, 10/1/2023	250,000	283,095
5.000%, 10/1/2024	300,000	344,751
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	940,431
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	437,540
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	353,733
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,356,576
5.000%, 5/1/2025	1,000,000	1,186,670
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,117,967
Forest Hills Public Schools, 5.000%, 5/1/2021	1,600,000	1,768,496
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,107,410
5.000%, 5/1/2022	1,000,000	1,130,480
5.000%, 5/1/2025	1,700,000	2,017,339
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	237,484
5.000%, 5/1/2027, Call 5/1/2025	230,000	271,044
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,803,815
5.250%, 5/1/2027, Call 5/1/2021	600,000	665,604
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,745,005
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,086,980
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (11)	415,000	443,652
Jenison Public Schools:
5.000%, 5/1/2021	500,000	551,260
5.000%, 5/1/2022, Call 5/1/2021	560,000	621,723
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,094,470
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,091,780
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,047,430
5.000%, 5/1/2020	1,825,000	1,964,247
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,753,488
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,491,035
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,007,172
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	224,737

Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,178,140
5.000%, 7/1/2026, Call 7/1/2025	175,000	200,982
5.000%, 7/1/2027, Call 7/1/2025	600,000	684,684
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,083,390
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,696,470
5.000%, 7/1/2034, Call 7/1/2025	500,000	557,610
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,116,950
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,706,535
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,700,745
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	915,059
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	234,472
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	497,390
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	272,705
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,829,710
5.000%, 5/1/2021	1,155,000	1,276,633
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2018	855,000	860,369
3.000%, 5/1/2019	340,000	344,648
3.250%, 5/1/2020	90,000	91,292
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	507,460
5.250%, 5/1/2019, Call 5/1/2018	400,000	406,376
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (16)	3,000,000	3,540,240
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,462,275
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	238,073
5.000%, 11/15/2025, Call 11/15/2018	285,000	294,508
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,273,800

		63,901,431
Minnesota - 0.3%
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	173,034
6.500%, 11/15/2038, Call 11/15/2018	905,000	947,128
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	460,299
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	231,740
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 1.770%, 8/1/2027, Call 12/5/2017 (11) (12)	375,000	352,609
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	298,793
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	422,056
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	575,000	594,073
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	892,838	874,168
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	565,021	538,832
5.000%, 1/1/2031, Call 7/1/2021	600,000	641,100

		5,533,832
Mississippi - 0.4%
Mississippi Business Finance Corp., 1.020%, 11/1/2035, Call 12/1/2017 (11)	1,400,000	1,400,000
Mississippi Development Bank:
3.125%, 10/1/2023	180,000	182,797
5.000%, 10/1/2023	2,505,000	2,763,842
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,354,752
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	200,000	208,572
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	251,599
5.000%, 11/1/2022	135,000	154,386

		6,315,948

Missouri - 2.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,525,600
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	490,205
5.000%, 5/15/2020	125,000	133,293
5.000%, 5/15/2021	490,000	533,600
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	527,390
5.000%, 9/1/2023, Call 9/1/2019	300,000	316,221
5.000%, 10/1/2026, Call 10/1/2025	120,000	142,511
5.000%, 10/1/2028, Call 10/1/2025	115,000	135,583
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,047,900
Health & Educational Facilities Authority:
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,114,620
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,395,100
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,206,300
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	351,757
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,060,720
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,093,180
Missouri Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,132,194
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	250,000	257,628
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	655,000	681,639
4.000%, 5/1/2027, Call 5/1/2021	645,000	668,523
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	715,092
5.750%, 1/1/2029, Call 1/1/2019	65,000	67,884
Missouri State Health & Educational Facilities Authority:
3.750%, 2/15/2018	950,000	952,660
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,106,620
St. Louis County Industrial Development Authority:
2.850%, 9/1/2018, Call 3/1/2018	2,900,000	2,912,731
5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,096,030
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,299,032
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,071,110
5.000%, 3/1/2031, Call 3/1/2020	750,000	803,332
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,071,110

		33,909,565
Nebraska - 0.4%
Central Plains Energy Project, 5.000%, 12/1/2019 (11)	1,000,000	1,057,480
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,072,090
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	752,130
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,108,140
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	931,153
5.000%, 5/1/2027, Call 5/1/2022	585,000	659,745
5.000%, 5/1/2028, Call 5/1/2022	550,000	619,284
5.000%, 5/1/2029, Call 5/1/2022	660,000	741,952

		6,941,974
Nevada - 1.3%
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,295,845
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,383,972
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,151,350
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,657,800
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,055,710
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,044,910
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,796,932

		20,386,519
New Hampshire - 0.1%
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	275,000	277,959
4.800%, 7/1/2028, Call 1/1/2022	965,000	991,557

		1,269,516

New Jersey - 3.4%
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,143,790
5.000%, 6/15/2020	1,500,000	1,612,410
5.000%, 11/1/2021	4,600,000	5,002,316
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,901,050
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,520,000	6,825,136
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	320,000	328,407
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,863,361
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,870,687
New Jersey Transportation Trust Fund Authority:
1.970% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	5,000,000	4,978,150
5.000%, 6/15/2022	500,000	547,385
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,392,650
5.250%, 12/15/2023	240,000	271,990
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,408,048
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,418,400
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,216,870
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,198,218
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	364,641
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	578,480

		53,921,989
New Mexico - 1.2%
City of Farmington, 1.875%, 4/1/2020 (11)	2,000,000	1,996,580
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	699,082
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,437,583
5.700%, 6/1/2026, Call 6/1/2018	465,000	475,039
5.800%, 6/1/2027, Call 6/1/2018	825,000	843,422
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	891,846	873,393
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	190,000	194,319
5.650%, 9/1/2039, Call 3/1/2019	215,000	220,710
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	580,000	606,999
5.350%, 3/1/2030, Call 9/1/2020	1,435,000	1,552,125
New Mexico Municipal Energy Acquisition Authority, 1.582% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	10,000,000	9,970,900

		19,870,152
New York - 5.3%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	173,001
5.000%, 12/1/2024	200,000	234,270
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,077,510
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,368,081
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,040,350
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,225,619
City of New York:
0.950%, 10/1/2046, Call 12/1/2017 (11)	1,700,000	1,700,000
1.000%, 8/1/2044, Call 12/1/2017 (11)	300,000	300,000
City of New York, AGC, 1.400%, 10/1/2021, Call 12/4/2017 (11) (12)	400,000	400,000
Long Island Power Authority, 1.520% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (7)	2,500,000	2,502,350
Metropolitan Transportation Authority:
1.420% (SIFMA Municipal Swap Index Yield+45 basis points), 11/15/2022 (7)	1,000,000	996,290
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,695,396
Metropolitan Transportation Authority, AGM, 1.457% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 1/2/2018 (7)	3,950,000	3,951,066

New York City Transitional Finance Authority:
0.970%, 8/1/2022, Call 12/1/2017 (11)	5,955,000	5,955,000
0.970%, 8/1/2023, Call 12/1/2017 (11)	4,900,000	4,900,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,587,795
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,200,260
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,400,520
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,674,720
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,667,720
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	585,390
5.000%, 6/15/2029, Call 6/15/2024	600,000	698,496
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	728,525
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	532,565
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,506,628
5.000%, 3/15/2028, Call 3/15/2019	625,000	652,381
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	549,525
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	547,020
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,099,090
New York State Dormitory Authority, NATL-RE, 2.361%, 7/1/2029, Call 12/4/2017 (11) (12)	2,800,000	2,581,012
New York State Energy Research & Development Authority, NATL-RE, 1.680%, 12/1/2020, Call 12/5/2017 (11) (12)	6,450,000	6,360,667
New York State Housing Finance Agency, 0.990%, 5/1/2042, Call 12/1/2017 (11)	2,345,000	2,345,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,149,060
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (16)	2,500,000	2,634,375
State of New York, NATL-RE FGIC:
1.757%, 2/15/2022, Call 12/7/2017 (11) (12)	1,045,000	994,192
1.757%, 2/13/2032, Call 12/7/2017 (11) (12)	2,080,000	1,918,114
Town of Oyster Bay, 3.500%, 6/1/2018	1,000,000	1,006,630
Triborough Bridge & Tunnel Authority, 0.970%, 11/1/2032, Call 12/1/2017 (11)	1,200,000	1,200,000
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,130,600
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,116,830
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	552,125

		84,938,173
North Carolina - 0.9%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	621,200
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,113,430
5.000%, 10/1/2024, Call 10/1/2021	835,000	929,714
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	267,308
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,581,042
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,868,358
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	180,000	184,631
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	325,000	332,927
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	494,614
5.000%, 6/1/2027, Call 6/1/2022	500,000	561,080
5.000%, 10/1/2042, Call 10/1/2023 (13)	500,000	551,410
North Carolina Turnpike Authority, State Appropriation, 5.000%, 7/1/2047, Call 7/1/2026	750,000	823,372
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,296,935
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,804,075
Tender Option Bond Trust Receipts/Certificates, 1.020%, 7/1/2019 (5) (11)	2,570,000	2,570,000

		15,000,096
North Dakota - 1.3%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	670,185
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,562,253
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,893,364
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,404,013
City of Grand Forks:
4.000%, 12/1/2019	535,000	556,534
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,072,760
City of West Fargo, 3.000%, 5/1/2023, Call 1/2/2018	185,000	185,141
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,672,629
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,397,612
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,247,970

North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	500,000	512,105
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,218,508
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,491,089
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,578,421

		21,462,584
Ohio - 3.9%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,096,950
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	401,704
City of Chillicothe, 5.000%, 12/1/2037, Call 12/1/2027	3,000,000	3,406,950
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,533,788
5.000%, 10/1/2024, Call 10/1/2022	460,000	523,158
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,213,094
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,267,996
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,569,655
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,389,685
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,272,255
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,094,240
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,103,360
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	544,965
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,081,110
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,073,530
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	336,448
0.000%, 12/1/2025	600,000	488,466
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,090,620
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,287,080
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,204,940
5.000%, 5/15/2031, Call 5/15/2023	405,000	459,347
County of Hamilton:
5.000%, 12/1/2029, Call 12/1/2021	975,000	1,078,779
5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,481,382
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,255,330
County of Lorain, AMBAC:
2.548%, 10/1/2030 (11) (12)	4,350,000	4,064,466
2.692%, 10/1/2030 (11) (12)	500,000	467,180
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,033,170
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,421,499
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	518,035
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,245,689
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,209,077
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	805,097
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	724,920
4.000%, 12/1/2024, Call 12/1/2019	835,000	870,279
4.000%, 12/1/2025, Call 12/1/2019	855,000	891,124
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,683,889
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,792,070
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	911,302
New Albany Community Authority:
4.000%, 10/1/2020	590,000	625,583
5.000%, 10/1/2022	1,000,000	1,136,320
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,246,948
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	253,070
5.000%, 12/1/2028, Call 12/1/2023	365,000	417,447
5.000%, 12/1/2029, Call 12/1/2023	500,000	569,455

Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,108,495
4.000%, 12/1/2021	795,000	850,340
4.000%, 12/1/2022	845,000	913,208
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,060,000	1,083,352
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,528,143
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,251,734
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	251,498
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	271,558

		63,399,780
Oklahoma - 0.8%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,264,260
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 1/2/2018	1,830,000	1,830,732
4.000%, 9/1/2018	415,000	422,773
4.000%, 9/1/2019	740,000	767,772
4.000%, 9/1/2020	700,000	733,712
4.000%, 9/1/2021	805,000	854,371
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	365,000	375,486
3.300%, 3/1/2031, Call 3/1/2022	895,000	912,041
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	40,000	40,481
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (16)	1,405,000	1,547,790
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,680,105
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,664,730

		13,094,253
Oregon - 0.7%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,123,780
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	777,030
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,319,211
0.000%, 3/1/2021	1,215,000	1,136,171
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,771,080
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	277,067
5.000%, 9/1/2022	505,000	570,544
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	215,231
3.750%, 6/1/2021, Call 6/1/2019	220,000	225,925
4.000%, 6/1/2022, Call 6/1/2019	235,000	241,874
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,369,300
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (16)	830,000	867,491

		11,894,704
Pennsylvania - 2.6%
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	300,000	339,021
5.000%, 11/1/2037, Call 11/1/2027	1,000,000	1,132,710
5.000%, 5/15/2047, Call 5/15/2027	1,260,000	1,383,241
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	556,075
City of Pittsburgh, 4.000%, 9/1/2021	750,000	806,610
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,873,675
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,544,323
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	391,928
5.000%, 5/1/2022	430,000	475,356
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	577,267
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	778,049
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,468,233
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	564,972
0.000%, 1/1/2021	600,000	547,002
5.000%, 1/1/2022	305,000	333,990

Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (16)	2,155,000	2,254,022
Pennsylvania Turnpike Commission:
1.650% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (7)	2,850,000	2,856,441
1.950% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (7)	5,000,000	5,075,150
4.000%, 12/1/2023, Call 12/1/2019	105,000	109,857
4.000%, 12/1/2023, Call 12/1/2019	95,000	97,957
5.000%, 6/1/2021, Call 6/1/2019	715,000	750,586
5.000%, 12/1/2030, Call 12/1/2020 (14)	215,000	235,412
5.000%, 12/1/2030, Call 12/1/2020 (14)	120,000	131,393
5.000%, 12/1/2030, Call 12/1/2020 (14)	250,000	273,735
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,538,020
6.000%, 12/1/2034, Call 12/1/2020 (14)	55,000	61,818
6.000%, 12/1/2034, Call 12/1/2020 (14)	70,000	78,678
6.000%, 12/1/2034, Call 12/1/2020 (14)	270,000	303,472
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,095,871
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,130,200
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	2,785,000	2,986,745
Sayre Health Care Facilities Authority, 1.662% (LIBOR 3 Month+78 basis points), 12/1/2024, Call 1/2/2018 (7)	225,000	218,446
Scranton School District, BAM SAW, 5.000%, 12/1/2034, Call 12/1/2027	1,500,000	1,723,800
Scranton School District, SAW, 1.845% (LIBOR 1 Month+100 basis points), 4/2/2018, Call 1/2/2018 (7)	3,305,000	3,304,967
State Public School Building Authority, SAW, 1.632% (LIBOR 1 Month+80 basis points), 9/1/2018, Call 3/1/2018 (7)	1,260,000	1,256,056

		41,255,078
Rhode Island - 0.7%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	775,086
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (16)	300,000	301,827
3.950%, 12/1/2017	250,000	250,000
4.000%, 12/1/2022, Call 12/1/2021 (16)	2,885,000	3,024,894
4.200%, 12/1/2018, Call 1/2/2018	600,000	601,098
4.250%, 12/1/2020, Call 1/2/2018	500,000	501,260
4.250%, 12/1/2025, Call 12/1/2021 (16)	2,205,000	2,291,943
4.500%, 12/1/2021, Call 1/2/2018	1,000,000	1,002,420
4.750%, 12/1/2028, Call 12/1/2021 (16)	1,000,000	1,047,330
4.750%, 12/1/2029, Call 12/20/2017 (16)	150,000	150,242
Town of Cumberland:
4.000%, 3/15/2024	795,000	880,462
4.000%, 3/15/2026, Call 3/15/2024	460,000	504,063

		11,330,625
South Carolina - 1.0%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	819,345
5.250%, 1/1/2028, Call 1/1/2022	475,000	530,575
County of Dorchester:
5.000%, 10/1/2022	480,000	544,958
5.000%, 10/1/2026, Call 10/1/2022	400,000	450,796
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,171,520
5.000%, 11/1/2030, Call 11/1/2020	500,000	538,645
5.000%, 11/1/2031, Call 11/1/2024	360,000	411,217
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	489,686
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,122,120
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,927,967
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,781,849
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	75,000	77,012
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	920,000	958,980
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,675,290
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	972,828

		16,472,788

South Dakota - 0.9%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	240,986
6.750%, 12/1/2031, Call 12/1/2019	500,000	548,205
7.000%, 12/1/2035, Call 12/1/2019	750,000	824,872
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	537,420
4.250%, 9/1/2023	740,000	833,292
4.500%, 9/1/2018	500,000	513,460
4.500%, 9/1/2020	900,000	977,049
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,164,262
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,079,762
5.000%, 9/1/2019	200,000	211,700
5.000%, 11/1/2022	715,000	813,699
5.000%, 8/1/2023	375,000	431,426
5.000%, 11/1/2023	625,000	725,306
5.000%, 8/1/2024	195,000	227,719
5.000%, 11/1/2024	650,000	764,504
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,060,410
5.000%, 11/1/2025, Call 11/1/2024	600,000	699,480
5.000%, 9/1/2027, Call 9/1/2024	720,000	824,285
South Dakota Housing Development Authority, 3.750%, 5/1/2018	290,000	292,856
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,385,992

		15,156,685
Tennessee - 1.3%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,555,482
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	550,370
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,150,210
Public Building Authority of Sevier County, AMBAC, 1.680%, 6/1/2018 (11) (12)	200,000	198,430
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,036,673
5.250%, 9/1/2021	3,810,000	4,264,381
5.250%, 9/1/2022	250,000	285,478
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	900,000	938,394
4.125%, 1/1/2025, Call 1/1/2021	645,000	677,998
4.500%, 7/1/2028, Call 1/1/2020	160,000	163,608
5.000%, 1/1/2027, Call 7/1/2019	120,000	121,778

		20,942,802
Texas - 6.8%
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	715,554
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,037,270
5.250%, 4/1/2021, Call 4/1/2020	400,000	425,616
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	799,940
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,186,540
5.000%, 9/1/2027, Call 9/1/2025	600,000	709,596
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,168,800
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,197,856
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	289,552
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,213,556
5.000%, 11/15/2028, Call 11/15/2027	3,000,000	3,662,760
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	385,576
City of Houston, XLCA, 2.721%, 7/1/2032 (11) (16) (12)	425,000	410,796
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	264,249
5.000%, 10/1/2027, Call 10/1/2024	240,000	280,210
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	645,888
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,340,862
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	805,498
5.000%, 8/15/2027, Call 8/15/2025	545,000	649,515
5.000%, 8/15/2028, Call 8/15/2025	835,000	988,657
5.000%, 8/15/2029, Call 8/15/2025	335,000	394,067
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,464,675

Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,130,200
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,443,328
County of Bowie, AGM:
4.000%, 8/1/2021, Call 1/2/2018	1,275,000	1,277,524
4.000%, 8/1/2024, Call 1/2/2018	1,315,000	1,317,604
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,507,840
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,072,023
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,147,380
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	734,110
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,140,070
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,439,450
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,280,080
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,404,624
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	1,899,782
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	699,619
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (14)	1,000,000	938,220
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,604,632
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,686,608
Harris County Cultural Education Facilities Finance Corp.:
1.720% (SIFMA Municipal Swap Index Yield+75 basis points), 6/1/2020 (7)	2,000,000	2,009,200
1.800% (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (7)	2,400,000	2,418,696
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,659,445
Harris County Flood Control District, 5.000%, 10/1/2030, Call 10/1/2027 (13)	1,900,000	2,300,102
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	471,360
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	582,175
Irving Hospital Authority, 5.000%, 10/15/2044, Call 6/30/2026 (13)	1,500,000	1,646,715
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	153,678
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,276,030
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	818,585
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,586,881
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	687,332
Lower Neches Valley Authority Industrial Development Corp., 0.950%, 11/1/2038, Call 12/1/2017 (11)	2,700,000	2,700,000
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	593,420
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	497,871
3.000%, 5/15/2019	510,000	516,579
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2031, Call 11/15/2024	850,000	910,086
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,722,627
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,271,441
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,020,660
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	472,776
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	344,425
5.000%, 8/15/2023	250,000	282,137
5.000%, 8/15/2024	200,000	228,924
North Texas Tollway Authority:
1.770% (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2019, Call 7/1/2018 (7)	1,750,000	1,754,462
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,454,977
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,801,728
North Texas Tollway Authority, BHAC:
5.125%, 1/1/2028, Call 1/1/2018	435,000	436,261
5.125%, 1/1/2028, Call 1/2/2018	65,000	65,189
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2018 (11)	2,085,000	2,087,252
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,180,950
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	372,975
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	546,270
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	424,092

Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 12/21/2017	620,000	620,533
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,303,766
5.000%, 5/15/2037, Call 5/15/2024	5,145,000	5,435,024
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,472,475
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,239,460
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,098,420
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,595,747

		108,820,853
Utah - 0.8%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	902,071
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,061,260
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	362,447
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,663,938
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,456,375
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,002,441
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,375,839
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,113,170
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,461,642
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,120,207
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	545,674

		13,065,064
Vermont - 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,000,000	1,043,910
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (16)	130,000	135,228
5.000%, 6/15/2020 (16)	125,000	132,584

		1,311,722
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (5)	3,320,000	3,601,071
Virginia - 0.4%
City of Chesapeake, 5.000%, 7/15/2022	500,000	568,390
Henrico County Economic Development Authority, AGM, 2.212%, 8/23/2027, Call 12/1/2017 (11) (12)	50,000	46,728
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,153,600
5.000%, 6/15/2030, Call 6/15/2026	700,000	796,208
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	799,340
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,882,606
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,060,520

		6,307,392
Washington - 1.2%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	177,465
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	683,225
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,041,510
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,602,560
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	218,480
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	130,000	132,556
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,323,282
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,158,262
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	731,907
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	450,388
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (5)	70,000	70,000
5.000%, 10/1/2030, Call 10/1/2022	750,000	838,290
Washington State Housing Finance Commission, 5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,270,308
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 6/1/2022 (16)	750,000	779,550

WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	896,355
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,111,202
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	569,301
5.000%, 12/1/2022	510,000	566,952

		18,621,593
West Virginia - 0.2%
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,609,825
Wisconsin - 4.1%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	103,258
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	522,960
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	750,000	756,855
3.950%, 11/15/2024, Call 11/15/2019 (5)	1,000,000	1,016,880
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,101,160
5.000%, 11/15/2029	1,900,000	2,260,202
5.000%, 11/15/2030	1,230,000	1,466,049
5.000%, 7/1/2037, Call 7/1/2024	820,000	867,945
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,051,380
5.125%, 7/15/2037, Call 7/15/2027 (5) (13)	2,500,000	2,556,050
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	874,616
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,214,440
5.000%, 5/1/2027, Call 5/1/2022	25,000	28,387
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,782,588
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,084,610
State of Wisconsin, State Appropriation:
5.750%, 5/1/2029, Call 5/1/2019	105,000	111,027
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,110,270
6.000%, 5/1/2033, Call 5/1/2019	135,000	143,217
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,357,914
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,220,384
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,522,319
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	590,174
5.250%, 12/15/2027	1,930,000	2,266,360
Wisconsin Health & Educational Facilities Authority:
4.000%, 2/15/2042, Call 2/15/2027	2,000,000	2,038,660
4.750%, 10/15/2029, Call 10/15/2021	605,000	650,242
5.000%, 8/15/2018	1,000,000	1,024,520
5.000%, 6/1/2019	205,000	211,017
5.000%, 7/1/2019	340,000	357,796
5.000%, 7/1/2019	650,000	680,700
5.000%, 8/15/2019	955,000	1,007,153
5.000%, 8/15/2019	250,000	263,480
5.000%, 8/15/2020	1,060,000	1,149,761
5.000%, 3/1/2021	240,000	257,710
5.000%, 8/15/2021	1,160,000	1,290,407
5.000%, 3/1/2022	205,000	223,598
5.000%, 10/1/2022	750,000	850,762
5.000%, 12/15/2022	500,000	570,160
5.000%, 12/15/2023	500,000	580,190
5.000%, 12/15/2024	500,000	588,235
5.000%, 3/1/2025, Call 3/1/2024	315,000	349,467
5.000%, 6/1/2026, Call 6/1/2020	135,000	146,133
5.000%, 8/15/2027, Call 8/15/2022	500,000	568,840
5.000%, 12/15/2028, Call 12/15/2024	100,000	114,546
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,950,546
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,997,942
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,084,140
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,736,900
5.000%, 2/15/2047, Call 2/15/2027	1,000,000	1,111,220
5.125%, 4/15/2031, Call 4/15/2023	250,000	276,065
5.250%, 4/1/2023, Call 4/1/2018	365,000	369,639
5.250%, 6/1/2034, Call 6/1/2020	300,000	323,406
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,744,535

Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,996,048
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (16)	630,000	669,526

		65,192,389
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,098,290
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	501,530

		1,599,820

Total Municipals (identified cost $1,531,724,168)		1,585,164,870
Mutual Funds - 1.0%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,442,205
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,542,200
BlackRock Municipal Bond Trust	93,400	1,394,462
BlackRock Municipal Income Quality Trust	107,800	1,536,150
BlackRock Municipal Income Trust	107,000	1,495,860
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,263,702
BlackRock MuniYield Quality Fund, Inc.	105,000	1,634,850
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	508,060	5,111,086
Eaton Vance Municipal Income Term Trust	42,000	832,020

Total Mutual Funds (identified cost $15,728,165)		16,252,535

Short-Term Investments - 0.1%

Mutual Funds - 0.0%
BMO Government Money Market Fund - Premier Class, 0.890% (4)	119,680	119,680

Short-Term Municipals - 0.1%

New York - 0.1%
Town of Oyster Bay, 2.500%, 2/23/2018	$2,000,000	2,002,360

Total Short-Term Investments (identified cost $2,123,502)		2,122,040

Total Investments - 99.5% (identified cost $1,549,575,835)		1,603,539,445
Other Assets and Liabilities - 0.5%		7,809,269

Total Net Assets - 100.0%		$1,611,348,714

Strategic Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.2%

Federal Home Loan Mortgage Corporation - 0.2%
1.588% (LIBOR 1 Month+26 basis points), 8/25/2031, (Series T-32) (7)	$244,502	$242,654

Total Asset-Backed Securities (identified cost $244,502)		242,654

Collateralized Mortgage Obligations - 10.1%

Federal National Mortgage Association - 0.5%
1.728% (LIBOR 1 Month+40 basis points), 4/25/2034, (Series 2004-25) (7)	194,952	196,196
4.000%, 3/25/2041, (Series 2012-21)	306,263	317,278

		513,474

Private Sponsor - 9.6%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	822,356	830,681
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	245,401	259,932
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.127%, 7/25/2037 (11)	475,274	437,224
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	573,689	594,736
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	103,322	88,444
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	146,882	153,992
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.475%, 11/25/2034 (11)	659,968	672,506
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	755,524	682,838
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	594,874	574,739
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.363%, 12/25/2034 (11)	622,739	603,308
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	352,784	354,323
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	3,104,832	3,124,874
Class A1, (Series 2006-AR19), 3.680%, 12/25/2036 (11)	758,574	710,212
Class A1, (Series 2007-15), 6.000%, 11/25/2037	655,478	653,082
Class A6, (Series 2007-7), 6.000%, 6/25/2037	410,091	408,792
Class A8, (Series 2007-11), 6.000%, 8/25/2037	479,339	480,536

		10,630,219

Total Collateralized Mortgage Obligations (identified cost $11,049,616)		11,143,693

Commercial Mortgage Securities - 6.0%

Private Sponsor - 6.0%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (11)	1,000,000	1,022,903
FREMF Mortgage Trust, Class C, (Series 2012-K21), 4.071%, 7/25/2045 (5) (11)	1,500,000	1,512,671
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (11)	2,000,000	2,066,860
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5) (11)	2,000,000	2,035,996

Total Commercial Mortgage Securities (identified cost $6,566,716)		6,638,430

Corporate Bonds & Notes - 65.8%

Auto Manufacturers - 0.5%
General Motors Financial Co., Inc., 3.700%, 5/9/2023 (1)	500,000	510,104
Auto Parts & Equipment - 1.6%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	1,000,000	1,011,250
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (1)	750,000	777,187

		1,788,437

Banks - 5.1%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1) (5)	500,000	525,523
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,065,000
Capital One Financial Corp.:
2.173% (LIBOR 3 Month+76 basis points), 5/12/2020 (7)	750,000	755,202
4.200%, 10/29/2025	750,000	768,861
Goldman Sachs Group, Inc., 2.481% (LIBOR 3 Month+111 basis points), 4/26/2022 (7)	1,000,000	1,014,155
HSBC Holdings PLC, 4.250%, 3/14/2024	1,000,000	1,041,535
Morgan Stanley, 2.103% (LIBOR 3 Month+74 basis points), 7/23/2019 (7)	500,000	503,175

		5,673,451

Chemicals - 2.8%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	1,000,000	996,500
CF Industries, Inc., 3.450%, 6/1/2023 (1)	1,100,000	1,087,790
Mexichem SAB de C.V., 5.500%, 1/15/2048 (5)	1,000,000	975,000

		3,059,290
Commercial Services - 3.2%
ADT Corp., 4.875%, 7/15/2032 (5)	1,000,000	953,540
Avis Budget Car Rental LLC, 5.125%, 6/1/2022 (1) (5)	750,000	757,500
Hertz Corp., 5.875%, 10/15/2020 (1)	500,000	500,850
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	796,875
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	500,000	511,250

		3,520,015
Computers - 1.4%
Dell International LLC, 5.450%, 6/15/2023 (1) (5)	750,000	809,874
Seagate HDD Cayman, 4.875%, 6/1/2027	750,000	717,030

		1,526,904
Diversified Financial Services - 2.7%
Ally Financial, Inc., 5.750%, 11/20/2025	1,250,000	1,374,987
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	784,688
Jefferies Finance LLC, 7.500%, 4/15/2021 (5)	750,000	783,750

		2,943,425
Electric - 0.7%
Dynegy, Inc., 7.375%, 11/1/2022 (1)	750,000	803,437
Electrical Components & Equipment - 0.5%
Belden, Inc., 5.250%, 7/15/2024 (1) (5)	500,000	521,250
Electronics - 0.7%
Ingram Micro, Inc., 5.450%, 12/15/2024	750,000	761,756
Entertainment - 0.7%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/2025 (1)	750,000	734,063
Food - 2.9%
Kroger Co., 4.450%, 2/1/2047 (1)	1,200,000	1,169,945
Minerva Luxembourg SA, 6.500%, 9/20/2026 (1) (5)	750,000	780,165
Mondelez International Holdings Netherlands BV, 1.988% (LIBOR 3 Month+61 basis points), 10/28/2019 (5) (7)	750,000	752,924
Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	500,000	496,875

		3,199,909
Forest Products & Paper - 0.8%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	855,000
Healthcare-Products - 0.7%
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	750,000	750,306
Healthcare-Services - 0.4%
Tenet Healthcare Corp., 8.125%, 4/1/2022	500,000	496,875
Holding Companies-Diversified - 0.5%
Leucadia National Corp., 5.500%, 10/18/2023 (1)	500,000	534,600
Home Builders - 1.6%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (5)	1,000,000	1,005,000
CalAtlantic Group, Inc., 5.000%, 6/15/2027	750,000	778,125

		1,783,125

Household Products/Wares - 0.5%
ACCO Brands Corp., 5.250%, 12/15/2024 (1) (5)	500,000	521,875
Internet - 1.1%
Alibaba Group Holding, Ltd., 4.200%, 12/6/2047 (13)	200,000	204,107
Netflix, Inc., 4.875%, 4/15/2028 (5)	1,000,000	990,000

		1,194,107
Iron/Steel - 2.0%
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (1) (5)	1,000,000	1,091,250
Vale SA, 5.625%, 9/11/2042 (1)	1,000,000	1,090,680

		2,181,930
Media - 3.8%
Altice Finco SA, 7.625%, 2/15/2025 (1) (5)	800,000	805,000
Cablevision Systems Corp., 5.875%, 9/15/2022 (1)	750,000	744,375
SFR Group SA, 6.000%, 5/15/2022 (1) (5)	500,000	504,690
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (1) (5)	750,000	786,562
Time Warner Cable LLC, 4.500%, 9/15/2042	1,000,000	918,996
Viacom, Inc., 4.375%, 3/15/2043	500,000	419,542

		4,179,165
Mining - 3.3%
Anglo American Capital PLC, 4.875%, 5/14/2025 (1) (5)	1,000,000	1,053,367
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	527,178
HudBay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	750,000	805,312
Kinross Gold Corp.:
4.500%, 7/15/2027 (5)	25,000	25,250
6.875%, 9/1/2041	750,000	855,937
Teck Resources, Ltd., 3.750%, 2/1/2023 (1)	350,000	354,813

		3,621,857
Miscellaneous Manufacturing - 1.2%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,326,474
Oil & Gas - 5.3%
Ecopetrol SA, 5.875%, 5/28/2045 (1)	500,000	506,250
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	816,250
5.200%, 3/15/2025 (1)	750,000	618,750
PBF Holding Co. LLC, 7.250%, 6/15/2025 (5)	750,000	791,250
Petrobras Global Finance BV, 5.999%, 1/27/2028 (5)	1,075,000	1,082,794
Petroleos Mexicanos, 5.500%, 6/27/2044	1,000,000	938,000
Rowan Cos., Inc.:
4.875%, 6/1/2022 (1)	250,000	239,920
4.750%, 1/15/2024 (1)	1,000,000	895,000

		5,888,214
Pharmaceuticals - 1.9%
Endo Finance LLC, 5.750%, 1/15/2022 (5)	500,000	418,750
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	1,300,000	995,535
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	750,000	735,000

		2,149,285
Pipelines - 2.0%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1) (5)	750,000	775,312
Energy Transfer LP, 4.900%, 3/15/2035	1,000,000	978,247
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	500,000	500,869

		2,254,428
Real Estate Investment Trusts - 3.7%
EPR Properties:
5.250%, 7/15/2023 (1)	750,000	801,098
4.500%, 6/1/2027 (1)	750,000	756,317
GEO Group, Inc., 5.125%, 4/1/2023	1,000,000	1,010,000
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	518,750
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	1,044,315

		4,130,480

Retail - 3.8%
Beacon Escrow Corp., 4.875%, 11/1/2025 (1) (5)	750,000	768,750
JC Penney Corp., Inc., 5.650%, 6/1/2020 (1)	750,000	696,562
L Brands, Inc.:
6.950%, 3/1/2033	1,000,000	999,970
7.600%, 7/15/2037	500,000	505,000
New Red Finance, Inc., 4.250%, 5/15/2024 (1) (5)	650,000	652,600
Party City Holdings, Inc., 6.125%, 8/15/2023 (1) (5)	500,000	522,500

		4,145,382
Software - 0.7%
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	754,657
Sovereign - 3.4%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	726,000
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	750,000	753,735
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	754,369
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	500,466
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (5)	1,000,000	1,026,568

		3,761,138
Telecommunications - 3.6%
CenturyLink, Inc., 5.625%, 4/1/2025 (1)	750,000	666,188
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (5)	1,000,000	1,021,250
CommScope, Inc., 5.500%, 6/15/2024 (5)	1,000,000	1,051,250
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	506,250
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	758,392

		4,003,330
Toys/Games/Hobbies - 1.8%
Mattel, Inc.:
2.350%, 5/6/2019	1,300,000	1,288,521
2.350%, 8/15/2021	750,000	712,500

		2,001,021
Transportation - 0.2%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5)	250,000	259,698
Venture Capital - 0.7%
Icahn Enterprises LP, 5.875%, 2/1/2022	750,000	769,688

Total Corporate Bonds & Notes (identified cost $71,375,741)		72,604,676

U.S. Government Agency-Mortgage Securities - 13.7%

Federal Home Loan Mortgage Corporation - 3.4%
3.500%, 4/1/2042	80,056	82,624
4.000%, 12/1/2040	384,458	405,880
4.500%, 9/1/2031	390,187	417,173
4.500%, 7/1/2040	28,696	30,913
4.500%, 11/1/2040	813,010	875,653
4.500%, 2/1/2041	1,152,293	1,230,258
5.000%, 12/1/2022	102,518	107,350
5.000%, 1/1/2040	239,959	262,377
5.500%, 11/1/2018	15,186	15,272
5.500%, 10/1/2021	101,808	105,958
5.500%, 7/1/2035	48,931	54,483
6.000%, 12/1/2036	26,174	29,615
6.000%, 12/1/2037	10,278	11,524
7.500%, 4/1/2024	29,145	32,089
7.500%, 4/1/2027	18,564	21,254
8.000%, 8/1/2030	18,364	21,272
8.500%, 9/1/2024	17,491	19,269
9.000%, 6/1/2019	929	933
9.500%, 2/1/2025	5,368	5,424

		3,729,321

Federal National Mortgage Association - 8.7%
3.000%, 8/1/2032	218,311	223,089
3.500%, 7/1/2032	416,443	432,947
4.000%, 11/1/2031	764,863	806,568
4.000%, 3/1/2041	276,134	292,536
4.000%, 9/1/2043	1,082,551	1,143,742
4.500%, 4/1/2041	2,192,503	2,351,519
4.500%, 6/1/2042	946,781	1,022,203
5.000%, 5/1/2018	16,242	16,541
5.500%, 1/1/2023	121,577	133,732
5.500%, 10/1/2024	208,134	228,943
5.500%, 2/1/2036	161,772	180,464
5.500%, 7/1/2036	331,307	369,507
5.500%, 8/1/2037	597,212	666,038
6.000%, 9/1/2021	151,220	157,532
6.000%, 5/1/2039	564,801	640,505
6.500%, 8/1/2030	349,681	387,715
6.500%, 12/1/2031	20,262	22,927
6.500%, 11/1/2037	49,177	54,962
7.000%, 3/1/2029	45,970	52,684
7.000%, 7/1/2029	135,066	151,040
7.000%, 2/1/2030	90,477	99,741
7.500%, 10/1/2030	19,476	21,586
8.000%, 10/1/2028	162,415	179,331
8.000%, 4/1/2030	34,478	40,563

		9,676,415

Government National Mortgage Association - 1.6%
5.000%, 4/15/2034	268,723	292,907
5.500%, 9/15/2033	582,282	647,149
6.000%, 12/20/2033	668,497	766,799
7.000%, 8/15/2031	37,831	42,857
9.500%, 10/15/2024	3,948	3,964

		1,753,676

Total U.S. Government Agency-Mortgage Securities (identified cost $14,670,693)		15,159,412

Short-Term Investments - 25.1%

Collateral Pool Investments for Securities on Loan - 21.1%
Collateral pool allocation (3)		23,229,898
Mutual Funds - 4.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	4,436,189	4,436,633

Total Short-Term Investments (identified cost $27,666,087)		27,666,531

Total Investments - 120.9% (identified cost $131,573,355)		133,455,396
Other Assets and Liabilities - (20.9)%		(23,109,762)

Total Net Assets - 100.0%		$110,345,634

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 96.3%

Aerospace/Defense - 1.0%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,515,440
Agriculture - 2.5%
Bunge, Ltd. Finance Corp., 3.000%, 9/25/2022 (1)	2,000,000	1,986,894
Philip Morris International, Inc.:
2.000%, 2/21/2020	2,000,000	1,988,434
2.900%, 11/15/2021	1,000,000	1,012,808
Reynolds American, Inc., 2.300%, 6/12/2018	1,500,000	1,503,215

		6,491,351
Apparel - 0.8%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	2,003,872
Auto Manufacturers - 2.9%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (1) (5)	2,500,000	2,449,002
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	2,136,726
Ford Motor Credit Co. LLC, 2.321% (LIBOR 3 Month+93 basis points), 11/4/2019 (7)	1,500,000	1,513,748
General Motors Financial Co., Inc.:
4.000%, 1/15/2025 (1)	1,000,000	1,020,472
4.350%, 1/17/2027 (1)	500,000	514,774

		7,634,722

Banks - 10.2%
Banco Santander SA, 2.916% (LIBOR 3 Month+156 basis points), 4/11/2022 (7)	2,000,000	2,057,412
Bank of America Corp.:
2.205% (LIBOR 3 Month+87 basis points), 4/1/2019 (7)	1,000,000	1,008,407
2.399% (LIBOR 3 Month+104 basis points), 1/15/2019 (7)	2,000,000	2,018,178
Canadian Imperial Bank of Commerce, 1.836% (LIBOR 3 Month+52 basis points), 9/6/2019 (7)	2,000,000	2,010,564
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,245,748
Citigroup, Inc., 2.746% (LIBOR 3 Month+143 basis points), 9/1/2023 (1) (7)	2,000,000	2,054,916
Fifth Third Bank, 2.200%, 10/30/2020	2,000,000	1,992,166
Goldman Sachs Group, Inc.:
2.481% (LIBOR 3 Month+111 basis points), 4/26/2022 (7)	1,000,000	1,014,155
2.516% (LIBOR 3 Month+110 basis points), 11/15/2018 (7)	1,000,000	1,007,773
HSBC Holdings PLC, 3.122% (LIBOR 3 Month+166 basis points), 5/25/2021 (7)	1,500,000	1,557,319
JPMorgan Chase & Co., 2.163% (LIBOR 3 Month+84 basis points), 3/22/2019 (7)	2,000,000	2,016,488
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	1,500,000	1,504,580
Morgan Stanley, 2.103% (LIBOR 3 Month+74 basis points), 7/23/2019 (7)	1,500,000	1,509,526
Toronto-Dominion Bank, 2.350% (LIBOR 3 Month+100 basis points), 4/7/2021 (7)	2,000,000	2,041,994
U.S. Bank NA, 1.685% (LIBOR 3 Month+32 basis points), 1/24/2020 (7)	1,500,000	1,504,563
Wells Fargo Bank NA, 2.062% (LIBOR 3 Month+60 basis points), 5/24/2019 (7)	1,000,000	1,005,741
Westpac Banking Corp., 1.996% (LIBOR 3 Month+56 basis points), 8/19/2019 (7)	1,000,000	1,005,484

		26,555,014
Beverages - 3.2%
Anheuser-Busch InBev Finance, Inc.:
2.641% (LIBOR 3 Month+126 basis points), 2/1/2021 (7)	1,250,000	1,292,437
2.650%, 2/1/2021 (1)	1,500,000	1,512,984
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023	2,000,000	1,980,562
Molson Coors Brewing Co., 2.250%, 3/15/2020 (5)	1,500,000	1,495,368
PepsiCo, Inc., 1.548% (LIBOR 3 Month+17 basis points), 4/30/2018 (1) (7)	2,000,000	2,001,416

		8,282,767
Biotechnology - 0.5%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,300,000	1,301,879

Chemicals - 4.0%
Braskem America Finance Co., 7.125%, 7/22/2041 (5)	1,000,000	1,203,750
Braskem Netherlands Finance BV, 3.500%, 1/10/2023 (5)	1,000,000	993,750
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,957,500
EI du Pont de Nemours & Co., 1.907% (LIBOR 3 Month+53 basis points), 5/1/2020 (7)	1,500,000	1,513,038
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (1) (5)	500,000	521,000
6.750%, 9/19/2042 (1) (5)	1,500,000	1,726,875
Mosaic Co., 4.050%, 11/15/2027	2,500,000	2,485,315

		10,401,228
Commercial Services - 0.7%
ADT Corp.:
4.125%, 6/15/2023	500,000	506,560
4.875%, 7/15/2032 (5)	250,000	238,385
Hertz Corp., 6.750%, 4/15/2019	1,000,000	1,000,000

		1,744,945
Computers - 3.5%
Apple, Inc., 2.250%, 2/23/2021 (1)	2,000,000	1,998,672
Dell International LLC, 8.350%, 7/15/2046 (1) (5)	2,000,000	2,524,392
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	1,000,000	1,043,047
International Business Machines Corp., 1.605% (LIBOR 3 Month+23 basis points), 1/27/2020 (1) (7)	2,500,000	2,507,542
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	1,000,000	958,865

		9,032,518
Diversified Financial Services - 4.5%
AerCap Ireland Capital DAC, 3.950%, 2/1/2022 (1)	2,000,000	2,067,612
American Express Credit Corp., 1.871% (LIBOR 3 Month+55 basis points), 3/18/2019 (7)	1,500,000	1,507,881
Capital One Bank USA NA, 2.250%, 2/13/2019 (1)	1,200,000	1,200,487
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	2,036,890
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,000,000	996,858
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	574,349
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	532,999
Mastercard, Inc., 2.000%, 11/21/2021 (1)	1,000,000	987,924
Synchrony Financial, 3.950%, 12/1/2027 (13)	1,750,000	1,737,339

		11,642,339
Electric - 0.8%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	2,000,000	2,105,000
Food - 2.9%
Kraft Heinz Foods Co.:
2.800%, 7/2/2020 (1)	1,500,000	1,512,027
3.000%, 6/1/2026	2,000,000	1,914,260
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,193,647
Mondelez International, Inc., 1.897% (LIBOR 3 Month+52 basis points), 2/1/2019 (7)	2,000,000	2,005,528

		7,625,462
Forest Products & Paper - 0.7%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,937,090
Healthcare-Products - 4.6%
Abbott Laboratories:
4.750%, 11/30/2036 (1)	1,500,000	1,645,900
4.900%, 11/30/2046 (1)	2,000,000	2,235,256
Becton, Dickinson and Co.:
2.675%, 12/15/2019	1,500,000	1,508,493
4.685%, 12/15/2044 (1)	2,000,000	2,114,550
Medtronic, Inc., 2.120% (LIBOR 3 Month+80 basis points), 3/15/2020 (7)	2,000,000	2,029,752
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	1,000,000	1,004,848
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/2020 (1)	1,500,000	1,502,319

		12,041,118
Healthcare-Services - 0.8%
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	1,999,094
Holding Companies-Diversified - 0.2%
Leucadia National Corp., 6.625%, 10/23/2043 (1)	500,000	550,390
Home Builders - 0.6%
DR Horton, Inc., 2.550%, 12/1/2020 (13)	1,500,000	1,500,477

Insurance - 3.5%
Berkshire Hathaway Finance Corp.:
1.606% (LIBOR 3 Month+25 basis points), 1/11/2019 (7)	1,000,000	1,002,739
1.867% (LIBOR 3 Month+55 basis points), 3/7/2018 (7)	2,000,000	2,003,060
Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	2,028,910
Metropolitan Life Global Funding I, 1.754% (LIBOR 3 Month+43 basis points), 12/19/2018 (1) (5) (7)	2,000,000	2,007,856
Unum Group, 4.000%, 3/15/2024	2,000,000	2,079,858

		9,122,423
Internet - 4.4%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023 (13)	2,000,000	2,004,940
Amazon.com, Inc.:
2.500%, 11/29/2022 (1)	2,500,000	2,500,737
2.800%, 8/22/2024 (5)	1,500,000	1,495,682
4.050%, 8/22/2047 (1) (5)	1,500,000	1,569,516
eBay, Inc.:
2.248% (LIBOR 3 Month+87 basis points), 1/30/2023 (1) (7)	2,500,000	2,508,282
4.000%, 7/15/2042 (1)	1,500,000	1,376,879

		11,456,036
Iron/Steel - 1.6%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1) (5)	2,500,000	2,740,775
Vale Overseas, Ltd., 8.250%, 1/17/2034 (1)	1,000,000	1,327,500

		4,068,275
Lodging - 1.2%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,081,638
Wyndham Worldwide Corp., 4.500%, 4/1/2027	2,000,000	2,028,310

		3,109,948
Media - 2.8%
Charter Communications Operating LLC, 6.484%, 10/23/2045 (1)	2,500,000	2,884,775
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,502,342
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	1,003,324
Viacom, Inc.:
4.375%, 3/15/2043 (1)	1,050,000	881,037
4.850%, 12/15/2034 (1)	1,000,000	948,711

		7,220,189
Mining - 0.4%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	1,000,000	1,054,355
Miscellaneous Manufacturing - 0.4%
Siemens Financieringsmaatschappij NV, 1.661% (LIBOR 3 Month+34 basis points), 3/16/2020 (5) (7)	1,000,000	1,003,730
Oil & Gas - 5.5%
BP Capital Markets PLC, 2.191% (LIBOR 3 Month+87 basis points), 9/16/2021 (1) (7)	2,000,000	2,038,558
Ecopetrol SA:
5.375%, 6/26/2026	1,000,000	1,077,500
7.375%, 9/18/2043 (1)	1,500,000	1,773,750
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	816,250
5.200%, 3/15/2025 (1)	1,000,000	825,000
Exxon Mobil Corp., 2.068% (LIBOR 3 Month+60 basis points), 2/28/2018 (7)	2,000,000	2,002,948
Petroleos Mexicanos, 5.625%, 1/23/2046	2,000,000	1,875,000
Phillips 66, 2.009% (LIBOR 3 Month+65 basis points), 4/15/2019 (5) (7)	2,000,000	2,002,236
Shell International Finance BV, 3.750%, 9/12/2046 (1)	1,000,000	979,454
Transocean, Inc., 9.350%, 12/15/2041 (1)	1,000,000	980,000

		14,370,696
Pharmaceuticals - 7.7%
Allergan Funding SCS:
4.550%, 3/15/2035 (1)	500,000	516,066
4.850%, 6/15/2044	1,500,000	1,580,127
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,450,505
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,559,817
Johnson & Johnson, 1.586% (LIBOR 3 Month+27 basis points), 3/1/2019 (7)	2,000,000	2,006,140

Merck & Co., Inc., 2.350%, 2/10/2022 (1)	2,500,000	2,494,730
Novartis Capital Corp., 2.400%, 5/17/2022	1,000,000	999,314
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	1,500,000	1,525,021
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021 (1)	1,000,000	984,688
2.875%, 9/23/2023	2,000,000	1,959,572
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,914,490
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	1,000,000	980,000
Zoetis, Inc., 3.250%, 2/1/2023 (1)	1,000,000	1,017,780

		19,988,250
Pipelines - 2.7%
Energy Transfer LP:
5.150%, 3/15/2045	2,000,000	1,920,588
6.500%, 2/1/2042	1,500,000	1,688,106
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	314,336
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	3,183,564

		7,106,594
Real Estate Investment Trusts - 2.3%
EPR Properties:
4.500%, 6/1/2027 (1)	1,500,000	1,512,635
5.250%, 7/15/2023 (1)	1,000,000	1,068,130
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	500,000	525,141
4.500%, 3/15/2025	1,500,000	1,559,233
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,238,380

		5,903,519
Retail - 5.5%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	1,000,000	848,097
CVS Health Corp.:
2.125%, 6/1/2021 (1)	2,000,000	1,958,724
2.250%, 12/5/2018	1,250,000	1,252,345
L Brands, Inc.:
6.950%, 3/1/2033 (1)	600,000	599,982
7.600%, 7/15/2037	500,000	505,000
McDonald’s Corp.:
2.100%, 12/7/2018	750,000	750,842
2.750%, 12/9/2020 (1)	1,500,000	1,518,943
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	2,000,000	2,007,200
Tapestry Inc., 4.125%, 7/15/2027 (1)	2,500,000	2,510,797
Target Corp., 3.625%, 4/15/2046 (1)	2,500,000	2,365,235

		14,317,165
Semiconductors - 1.6%
QUALCOMM, Inc.:
1.796% (LIBOR 3 Month+36 basis points), 5/20/2019 (7)	2,500,000	2,502,423
4.800%, 5/20/2045 (1)	1,500,000	1,549,701

		4,052,124
Software - 4.6%
Activision Blizzard, Inc., 4.500%, 6/15/2047 (1)	2,000,000	2,063,454
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,607,740
Microsoft Corp.:
2.000%, 8/8/2023 (1)	1,750,000	1,689,753
2.875%, 2/6/2024	500,000	505,929
Oracle Corp.:
1.859% (LIBOR 3 Month+51 basis points), 10/8/2019 (7)	2,000,000	2,016,328
2.400%, 9/15/2023 (1)	1,000,000	985,693
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	2,012,418

		11,881,315
Sovereign - 1.4%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (5)	2,000,000	2,130,000
Export-Import Bank of Korea, 3.000%, 11/1/2022 (1)	1,500,000	1,501,532

		3,631,532

Telecommunications - 4.4%
AT&T, Inc.:
2.372% (LIBOR 3 Month+91 basis points), 11/27/2018 (7)	1,235,000	1,243,966
4.350%, 6/15/2045	1,000,000	907,686
5.150%, 3/15/2042	2,000,000	2,039,756
CenturyLink, Inc.:
7.600%, 9/15/2039	550,000	459,250
7.650%, 3/15/2042	1,000,000	845,000
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	817,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	1,013,877
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	1,500,000	1,869,375
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	2,000,000	2,195,908

		11,391,818
Toys/Games/Hobbies - 0.9%
Mattel, Inc., 2.350%, 8/15/2021	2,500,000	2,375,000
Transportation - 0.2%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)	500,000	569,990
Trucking & Leasing - 0.8%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (1) (5)	2,000,000	2,043,678

Total Corporate Bonds & Notes (identified cost $244,685,773)		250,031,343

Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	559,475

Total Municipals (identified cost $500,000)		559,475

U.S. Government & U.S. Government Agency Obligations - 2.1%

U.S. Treasury Bonds & Notes - 2.1%
2.000%, 11/30/2022 (1)	3,000,000	2,979,726
2.000%, 8/15/2025 (1)	2,500,000	2,437,402

Total U.S. Government & U.S. Government Agency Obligations (identified cost $5,562,835)		5,417,128

Short-Term Investments - 39.2%

Collateral Pool Investments for Securities on Loan - 37.3%
Collateral pool allocation (3)		96,966,874
Mutual Funds - 1.9%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	4,856,570	4,857,056

Total Short-Term Investments (identified cost $101,823,446)		101,823,930

Total Investments - 137.8% (identified cost $352,572,054)		357,831,876
Other Assets and Liabilities - (37.8)%		(98,150,602)

Total Net Assets - 100.0%		$259,681,274

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.1%

Automobiles - 2.1%
Honda Auto Receivables Owner Trust, Class A4, (Series 2015-2), 1.470%, 8/23/2021	$5,000,000	$4,990,660
Toyota Auto Receivables Owner Trust, Class A2A, (Series 2017-D), 1.740%, 8/17/2020	17,500,000	17,487,855

Total Asset-Backed Securities (identified cost $22,493,885)		22,478,515

Commercial Mortgage Securities - 2.6%

Private Sponsor - 2.6%
BANK, Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	10,286,520
GS Mortgage Securities Corp. II, Class A4, (Series 2017-GS8), 3.469%, 11/10/2050	10,000,000	10,299,335
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,209,741

Total Commercial Mortgage Securities (identified cost $27,808,467)		27,795,596

Corporate Bonds & Notes - 43.4%

Agriculture - 0.4%
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027	4,000,000	3,959,188
Apparel - 0.4%
Ralph Lauren Corp., 2.125%, 9/26/2018	4,000,000	4,007,744
Auto Manufacturers - 2.0%
Daimler Finance North America LLC, 1.977% (LIBOR 3 Month+63 basis points), 1/6/2020 (1) (5) (7)	10,000,000	10,058,700
Ford Motor Co., 5.291%, 12/8/2046 (1)	1,500,000	1,602,544
Ford Motor Credit Co. LLC, 2.321% (LIBOR 3 Month+93 basis points), 11/4/2019 (7)	4,000,000	4,036,660
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	5,102,360

		20,800,264
Banks - 7.4%
Banco Santander SA, 2.916% (LIBOR 3 Month+156 basis points), 4/11/2022 (7)	4,000,000	4,114,824
BB&T Corp.:
1.890% (LIBOR 3 Month+57 basis points), 6/15/2020 (7)	3,000,000	3,022,566
2.625%, 6/29/2020	2,500,000	2,522,182
Canadian Imperial Bank of Commerce, 1.836% (LIBOR 3 Month+52 basis points), 9/6/2019 (1) (7)	5,000,000	5,026,410
Capital One Financial Corp., 2.267% (LIBOR 3 Month+95 basis points), 3/9/2022 (7)	1,500,000	1,505,072
Citigroup, Inc.:
2.247% (LIBOR 3 Month+93 basis points), 6/7/2019 (7)	4,500,000	4,541,400
2.387% (LIBOR 3 Month+107 basis points), 12/8/2021 (7)	1,250,000	1,268,684
2.746% (LIBOR 3 Month+143 basis points), 9/1/2023 (1) (7)	5,000,000	5,137,290
Goldman Sachs Group, Inc.:
2.481% (LIBOR 3 Month+111 basis points), 4/26/2022 (7)	5,000,000	5,070,775
2.516% (LIBOR 3 Month+110 basis points), 11/15/2018 (7)	5,000,000	5,038,865
2.523% (LIBOR 3 Month+116 basis points), 4/23/2020 (7)	8,000,000	8,128,432
HSBC Holdings PLC, 3.122% (LIBOR 3 Month+166 basis points), 5/25/2021 (7)	5,000,000	5,191,065
JPMorgan Chase & Co.:
2.163% (LIBOR 3 Month+84 basis points), 3/22/2019 (7)	3,500,000	3,528,854
2.417% (LIBOR 3 Month+110 basis points), 6/7/2021 (7)	5,000,000	5,108,065
2.583% (LIBOR 3 Month+121 basis points), 10/29/2020 (7)	4,000,000	4,097,036
Toronto-Dominion Bank, 2.350% (LIBOR 3 Month+100 basis points), 4/7/2021 (7)	4,500,000	4,594,486
U.S. Bank NA, 1.685% (LIBOR 3 Month+32 basis points), 1/24/2020 (7)	4,000,000	4,012,168
Wells Fargo Bank NA, 2.062% (LIBOR 3 Month+60 basis points), 5/24/2019 (7)	3,000,000	3,017,223
Westpac Banking Corp., 1.996% (LIBOR 3 Month+56 basis points), 8/19/2019 (7)	4,000,000	4,021,936

		78,947,333

Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc., 2.641% (LIBOR 3 Month+126 basis points), 2/1/2021 (7)	3,000,000	3,101,850
PepsiCo, Inc., 1.548% (LIBOR 3 Month+17 basis points), 4/30/2018 (1) (7)	5,000,000	5,003,540

		8,105,390
Chemicals - 1.6%
Braskem America Finance Co., 7.125%, 7/22/2041 (5)	1,000,000	1,203,750
CF Industries, Inc., 5.150%, 3/15/2034 (1)	6,500,000	6,573,125
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (5)	2,000,000	2,084,000
6.750%, 9/19/2042 (5)	6,400,000	7,368,000

		17,228,875
Commercial Services - 0.4%
Hertz Corp., 6.750%, 4/15/2019 (1)	4,250,000	4,250,000
Computers - 1.5%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,499,004
Dell International LLC, 8.350%, 7/15/2046 (1) (5)	5,500,000	6,942,078
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,086,094
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,912,080
5.750%, 12/1/2034 (1)	3,500,000	3,356,028

		15,795,284
Diversified Financial Services - 2.6%
AerCap Global Aviation Trust, 3.500%, 1/15/2025	7,750,000	7,686,249
American Express Credit Corp.:
1.990% (LIBOR 3 Month+61 basis points), 7/31/2018 (1) (7)	3,000,000	3,007,389
2.171% (LIBOR 3 Month+78 basis points), 11/5/2018 (7)	5,000,000	5,028,495
Discover Financial Services, 4.100%, 2/9/2027	5,000,000	5,092,225
Jefferies Group LLC, 6.500%, 1/20/2043 (1)	1,000,000	1,148,698
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,078,698
Synchrony Financial, 3.950%, 12/1/2027 (13)	4,000,000	3,971,060

		28,012,814
Electric - 0.4%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (1) (5)	4,000,000	4,210,000
Food - 1.2%
Kraft Heinz Foods Co., 3.000%, 6/1/2026 (1)	8,000,000	7,657,040
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,874,770

		12,531,810
Healthcare-Products - 2.0%
Abbott Laboratories, 4.750%, 11/30/2036 (1)	6,500,000	7,132,235
Becton, Dickinson and Co., 4.685%, 12/15/2044 (1)	7,000,000	7,400,925
Medtronic, Inc., 2.120% (LIBOR 3 Month+80 basis points), 3/15/2020 (1) (7)	7,000,000	7,104,132

		21,637,292
Holding Companies-Diversified - 0.1%
Leucadia National Corp., 6.625%, 10/23/2043	500,000	550,390
Home Builders - 0.3%
DR Horton, Inc., 2.550%, 12/1/2020 (13)	3,500,000	3,501,113
Insurance - 1.1%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	2,000,000	2,016,418
Lincoln National Corp., 3.625%, 12/12/2026	4,500,000	4,565,048
Metropolitan Life Global Funding I, 1.754% (LIBOR 3 Month+43 basis points), 12/19/2018 (1) (5) (7)	5,000,000	5,019,640

		11,601,106
Internet - 1.1%
eBay, Inc.:
2.248% (LIBOR 3 Month+87 basis points), 1/30/2023 (1) (7)	7,500,000	7,524,848
4.000%, 7/15/2042 (1)	4,000,000	3,671,676

		11,196,524

Iron/Steel - 1.2%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1) (5)	6,500,000	7,126,015
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	3,000,000	3,676,530
8.250%, 1/17/2034	1,500,000	1,991,250

		12,793,795
Lodging - 0.3%
Wyndham Worldwide Corp., 4.150%, 4/1/2024	3,000,000	3,018,300
Media - 1.2%
Charter Communications Operating LLC, 4.464%, 7/23/2022 (1)	1,000,000	1,043,636
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	5,650,000	5,658,820
Viacom, Inc., 4.375%, 3/15/2043	6,500,000	5,454,039
Walt Disney Co., 1.789% (LIBOR 3 Month+31 basis points), 5/30/2019 (7)	1,000,000	1,003,932

		13,160,427
Mining - 0.1%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	1,000,000	1,054,355
Oil & Gas - 3.4%
BP Capital Markets PLC, 2.191% (LIBOR 3 Month+87 basis points), 9/16/2021 (1) (7)	7,000,000	7,134,953
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,077,500
7.375%, 9/18/2043 (1)	6,000,000	7,095,000
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,712,500
5.750%, 10/1/2044	2,168,000	1,441,720
Exxon Mobil Corp., 2.068% (LIBOR 3 Month+60 basis points), 2/28/2018 (7)	2,500,000	2,503,685
Petroleos Mexicanos:
5.625%, 1/23/2046	3,000,000	2,812,500
6.375%, 1/23/2045	2,500,000	2,556,250
Phillips 66, 2.009% (LIBOR 3 Month+65 basis points), 4/15/2019 (5) (7)	2,000,000	2,002,236
Shell International Finance BV, 3.750%, 9/12/2046 (1)	4,500,000	4,407,543
Transocean, Inc., 9.350%, 12/15/2041 (1)	1,500,000	1,470,000

		36,213,887
Pharmaceuticals - 2.6%
Allergan Funding SCS:
4.550%, 3/15/2035 (1)	1,500,000	1,548,198
4.850%, 6/15/2044	1,500,000	1,580,127
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,450,505
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	5,000,000	5,199,390
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023 (1)	7,000,000	6,858,502
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,828,980
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (1) (5)	3,500,000	3,430,000
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,544,450

		27,440,152
Pipelines - 0.9%
Energy Transfer LP:
5.150%, 3/15/2045	4,000,000	3,841,176
6.500%, 2/1/2042	1,000,000	1,125,404
Kinder Morgan Energy Partners LP, 5.000%, 3/1/2043	5,000,000	4,964,100

		9,930,680
Real Estate Investment Trusts - 1.7%
EPR Properties:
4.500%, 6/1/2027	1,000,000	1,008,423
5.250%, 7/15/2023 (1)	5,000,000	5,340,650
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,050,281
4.500%, 3/15/2025	2,500,000	2,598,722
Kimco Realty Corp., 4.450%, 9/1/2047 (1)	5,000,000	4,993,320
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,666,705

		17,658,101
Retail - 2.7%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	4,900,000	4,155,675
CVS Health Corp., 2.250%, 12/5/2018	1,500,000	1,502,814
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,499,925

7.600%, 7/15/2037	1,500,000	1,515,000
McDonald’s Corp., 2.100%, 12/7/2018 (1)	2,000,000	2,002,244
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	5,000,000	5,018,000
Tapestry Inc., 4.125%, 7/15/2027 (1)	7,500,000	7,532,393
Target Corp., 3.625%, 4/15/2046 (1)	5,000,000	4,730,470

		28,956,521
Semiconductors - 1.3%
NVIDIA Corp., 2.200%, 9/16/2021	5,000,000	4,956,065
QUALCOMM, Inc.:
1.886% (LIBOR 3 Month+45 basis points), 5/20/2020 (7)	5,000,000	5,010,925
4.800%, 5/20/2045 (1)	4,000,000	4,132,536

		14,099,526
Software - 1.9%
Activision Blizzard, Inc., 4.500%, 6/15/2047 (1)	8,000,000	8,253,816
CA, Inc., 4.700%, 3/15/2027 (1)	4,000,000	4,172,384
Oracle Corp.:
1.859% (LIBOR 3 Month+51 basis points), 10/8/2019 (1) (7)	3,600,000	3,629,390
2.400%, 9/15/2023 (1)	4,000,000	3,942,772

		19,998,362
Sovereign - 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (5)	5,000,000	4,537,500
7.000%, 4/4/2044 (5)	2,000,000	2,083,480

		6,620,980
Telecommunications - 2.1%
AT&T, Inc.:
4.350%, 6/15/2045	2,500,000	2,269,215
5.150%, 3/15/2042	4,000,000	4,079,512
CenturyLink, Inc.:
7.600%, 9/15/2039	4,000,000	3,340,000
7.650%, 3/15/2042	4,800,000	4,056,000
Motorola Solutions, Inc., 5.500%, 9/1/2044 (1)	3,000,000	3,041,631
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	5,000,000	5,489,770

		22,276,128
Transportation - 0.1%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)	500,000	569,990

Total Corporate Bonds & Notes (identified cost $447,390,448)		460,126,331

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	335,685

Total Municipals (identified cost $300,000)		335,685

U.S. Government & U.S. Government Agency Obligations - 13.5%

U.S. Treasury Bonds & Notes - 13.5%
1.375%, 7/15/2018 (1)	2,860,975	2,891,616
1.750%, 1/15/2028 (1)	1,766,925	1,965,400
1.875%, 7/15/2019 (1)	5,778,800	5,956,989
2.000%, 7/31/2020 (1)	15,000,000	15,049,515
2.000%, 9/30/2020 (1)	5,000,000	5,015,330
2.000%, 11/30/2020 (1)	5,000,000	5,012,205
2.000%, 11/15/2021 (1)	10,000,000	9,988,090
2.000%, 2/15/2023 (1)	15,000,000	14,872,260
2.000%, 2/15/2025 (1)	5,000,000	4,891,405
2.000%, 8/15/2025 (1)	5,000,000	4,874,805
2.125%, 1/15/2019 (1)	5,172,300	5,279,620
2.125%, 8/15/2021 (1)	12,500,000	12,546,137
2.250%, 7/31/2018 (1)	10,000,000	10,046,480
2.375%, 5/31/2018 (1)	7,500,000	7,533,548

2.500%, 5/15/2024 (1)	5,000,000	5,063,670
2.500%, 2/15/2045 (1)	2,500,000	2,342,628
2.750%, 2/15/2019 (1)	12,500,000	12,653,075
3.500%, 2/15/2018 (1)	17,500,000	17,579,555

Total U.S. Government & U.S. Government Agency Obligations (identified cost $144,110,097)		143,562,328

U.S. Government Agency-Mortgage Securities - 34.2%

Federal Home Loan Mortgage Corporation - 14.9%
3.000%, 11/1/2042	1,236,974	1,241,688
3.000%, 4/1/2043	2,254,116	2,262,777
3.000%, 4/1/2043	1,517,580	1,524,154
3.000%, 4/1/2043	5,080,704	5,100,224
3.000%, 5/1/2043	2,596,946	2,606,118
3.000%, 7/1/2043	10,203,955	10,231,567
3.000%, 9/1/2043	10,335,415	10,359,114
3.000%, 4/1/2045	9,214,528	9,205,940
3.000%, 5/1/2045	5,076,384	5,072,044
3.000%, 9/1/2045	16,038,414	16,026,561
3.000%, 1/1/2046	16,619,393	16,610,319
3.000%, 4/1/2046	17,015,795	17,006,504
3.500%, 12/1/2040	826,996	853,498
3.500%, 12/1/2041	811,310	837,293
3.500%, 3/1/2042	302,670	312,380
3.500%, 12/1/2042	677,854	698,351
3.500%, 7/1/2043	4,535,515	4,674,342
3.500%, 9/1/2043	8,827,854	9,098,075
3.500%, 11/1/2043	6,977,693	7,191,015
3.500%, 1/1/2044	7,162,530	7,381,753
3.500%, 2/1/2044	7,576,172	7,807,555
3.500%, 11/1/2044	5,423,144	5,569,455
4.000%, 4/1/2026	414,568	433,029
4.000%, 12/1/2039	584,945	613,890
4.000%, 12/1/2040	3,103,633	3,256,871
4.000%, 12/1/2040	253,780	267,921
4.000%, 3/1/2041	260,504	273,352
4.000%, 4/1/2041	6,429,394	6,802,139
4.000%, 8/1/2041	172,568	181,107
4.000%, 11/1/2041	651,312	683,541
4.500%, 9/1/2031	306,575	327,779
4.500%, 3/1/2039	129,312	138,555
4.500%, 5/1/2039	493,424	529,472
4.500%, 2/1/2040	131,321	140,189
4.500%, 11/1/2040	487,806	525,392
4.500%, 2/1/2041	1,008,256	1,076,476
5.000%, 12/1/2035	60,711	65,801
5.000%, 1/1/2038	32,649	35,514
5.000%, 3/1/2038	36,992	40,314
5.000%, 3/1/2038	115,341	125,689
5.000%, 2/1/2039	168,211	181,427
5.000%, 1/1/2040	172,144	188,227
6.000%, 6/1/2037	80,113	90,505
6.000%, 1/1/2038	82,208	92,227

		157,740,144
Federal National Mortgage Association - 19.1%
3.000%, 3/1/2043	2,917,259	2,927,049
3.000%, 7/1/2043	13,471,381	13,515,177
3.000%, 7/1/2043	6,803,590	6,825,021
3.000%, 8/1/2043	10,491,529	10,524,577
3.000%, 9/1/2044	8,791,788	8,807,596
3.000%, 1/1/2045	9,478,136	9,484,211
3.000%, 2/1/2045	13,363,885	13,359,756
3.000%, 6/1/2045	7,847,497	7,842,035
3.000%, 3/1/2046	15,582,538	15,558,400
3.000%, 7/1/2046	18,033,980	18,006,045

3.000%, 10/1/2046	18,568,226	18,539,464
3.000%, 12/1/2046	23,739,140	23,702,368
3.000%, 1/1/2047	23,803,237	23,766,366
3.500%, 7/1/2032	416,443	432,947
3.500%, 5/1/2042	1,134,593	1,171,476
3.500%, 10/1/2042	1,213,010	1,248,883
3.500%, 10/1/2042	909,565	936,653
3.500%, 10/1/2042	848,703	875,847
3.500%, 11/1/2042	547,210	564,182
3.500%, 12/1/2042	1,036,445	1,067,197
3.500%, 1/1/2043	3,349,309	3,469,041
3.500%, 5/1/2043	11,199,054	11,518,933
4.000%, 11/1/2040	335,516	352,407
4.000%, 1/1/2041	503,860	529,049
4.000%, 2/1/2041	444,629	466,762
4.000%, 2/1/2041	2,479,265	2,604,890
4.000%, 3/1/2041	190,879	202,217
4.000%, 11/1/2041	423,182	444,218
4.500%, 6/1/2039	726,087	783,764
4.500%, 8/1/2041	458,703	492,527
5.000%, 7/1/2022	214,842	225,130
5.000%, 3/1/2035	268,625	293,787
5.000%, 5/1/2042	670,818	727,138
5.500%, 2/1/2034	45,190	50,406
5.500%, 7/1/2036	238,683	266,204
5.500%, 8/1/2037	456,691	509,323
5.500%, 6/1/2038	61,524	68,411
6.000%, 12/1/2038	25,320	28,375
6.000%, 5/1/2039	180,383	204,561
6.500%, 10/1/2037	48,145	54,689
6.500%, 11/1/2037	24,589	27,481

		202,474,563
Government National Mortgage Association - 0.2%
4.000%, 10/15/2040	461,414	485,231
4.000%, 12/15/2040	545,577	572,403
4.000%, 4/15/2041	537,192	564,922
5.500%, 8/20/2038	81,473	85,202
5.500%, 2/15/2039	46,059	50,919
6.000%, 12/15/2038	59,198	66,381
6.000%, 1/15/2039	32,842	36,847

		1,861,905

Total U.S. Government Agency-Mortgage Securities (identified cost $361,932,960)		362,076,612

Short-Term Investments - 34.6%

Collateral Pool Investments for Securities on Loan - 32.0%
Collateral pool allocation (3)		339,186,232
Mutual Funds - 2.6%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	27,013,740	27,016,441

Total Short-Term Investments (identified cost $366,199,972)		366,202,673

Total Investments - 130.4% (identified cost $1,370,235,829)		1,382,577,740
Other Assets and Liabilities - (30.4)%		(322,489,064)

Total Net Assets - 100.0%		$1,060,088,676

High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 96.2%

Aerospace/Defense - 1.3%
KLX, Inc., 5.875%, 12/1/2022 (5)	$52,000	$54,535
TransDigm, Inc., 6.500%, 7/15/2024	115,000	117,875

		172,410
Agriculture - 1.4%
Vector Group, Ltd., 6.125%, 2/1/2025 (5)	188,000	196,460
Auto Parts & Equipment - 3.8%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	100,000	101,125
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	100,000	103,625
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026	150,000	155,858
Tenneco, Inc., 5.000%, 7/15/2026	150,000	153,375

		513,983
Banks - 0.8%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	110,339
Building Materials - 2.3%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (5)	150,000	156,937
Norbord, Inc., 6.250%, 4/15/2023 (5)	45,000	49,163
U.S. Concrete, Inc., 6.375%, 6/1/2024	100,000	107,750

		313,850
Chemicals - 0.8%
Trinseo Materials Finance, Inc., 5.375%, 9/1/2025 (5)	50,000	52,306
Valvoline, Inc., 4.375%, 8/15/2025 (5)	50,000	50,313

		102,619
Commercial Services - 4.4%
Avis Budget Finance, Inc., 5.250%, 3/15/2025 (5)	150,000	148,312
Herc Rentals, Inc., 7.500%, 6/1/2022 (5)	149,000	161,292
Hertz Corp., 5.875%, 10/15/2020	100,000	100,170
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (5)	100,000	110,625
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	75,000	76,688

		597,087
Computers - 3.0%
Dell, Inc., 6.500%, 4/15/2038	125,000	128,125
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	24,365
4.875%, 6/1/2027	50,000	47,802
Western Digital Corp., 10.500%, 4/1/2024	175,000	203,700

		403,992
Cosmetics/Personal Care - 0.4%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	61,000
Diversified Financial Services - 1.4%
Ally Financial, Inc., 8.000%, 11/1/2031	140,000	186,025
Electric - 3.2%
Dynegy, Inc., 7.375%, 11/1/2022	100,000	107,125
NextEra Energy Operating Partners LP, 4.250%, 9/15/2024 (5)	100,000	101,250
NRG Energy, Inc.:
5.750%, 1/15/2028 (5) (13)	100,000	100,000
6.625%, 3/15/2023	125,000	129,950

		438,325

Electrical Components & Equipment - 0.8%
Belden, Inc., 5.250%, 7/15/2024 (5)	100,000	104,250
Electronics - 0.9%
Ingram Micro, Inc., 5.450%, 12/15/2024	125,000	126,959
Entertainment - 1.2%
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	100,000	102,125
Cinemark USA, Inc., 4.875%, 6/1/2023	60,000	61,350

		163,475
Food - 1.3%
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	78,017
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	100,000	99,375

		177,392
Forest Products & Paper - 1.0%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	132,344
Healthcare-Services - 7.2%
DaVita, Inc., 5.000%, 5/1/2025	212,000	212,594
Envision Healthcare Corp., 5.625%, 7/15/2022	150,000	153,750
HCA, Inc., 5.875%, 5/1/2023	90,000	95,625
HealthSouth Corp., 5.750%, 11/1/2024	75,000	77,062
LifePoint Health, Inc., 5.375%, 5/1/2024	159,000	156,416
Select Medical Corp., 6.375%, 6/1/2021	150,000	154,500
Tenet Healthcare Corp., 8.125%, 4/1/2022	125,000	124,219

		974,166
Home Builders - 5.7%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (5)	125,000	125,625
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (5)	150,000	157,358
CalAtlantic Group, Inc., 5.000%, 6/15/2027	100,000	103,750
TRI Pointe Group, Inc., 5.875%, 6/15/2024	176,000	190,467
William Lyon Homes, Inc., 5.875%, 1/31/2025	188,000	192,700

		769,900
Home Furnishings - 1.2%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	150,000	156,750
Household Products/Wares - 0.6%
ACCO Brands Corp., 5.250%, 12/15/2024 (5)	75,000	78,281
Internet - 1.1%
Netflix, Inc., 4.875%, 4/15/2028 (5)	150,000	148,500
Iron/Steel - 1.0%
United States Steel Corp.:
6.875%, 8/15/2025	50,000	51,990
8.375%, 7/1/2021 (5)	75,000	82,031

		134,021
Lodging - 1.7%
MGM Resorts International, 4.625%, 9/1/2026	175,000	179,375
Wynn Las Vegas Capital Corp., 5.250%, 5/15/2027 (5)	50,000	51,031

		230,406
Media - 7.1%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	201,250
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	205,188
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	75,000	74,531
Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (5)	75,000	78,000
SFR Group SA, 7.375%, 5/1/2026 (5)	100,000	101,113
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	104,875
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (5)	200,000	204,000

		968,957
Mining - 4.0%
Aleris International, Inc., 9.500%, 4/1/2021 (5)	75,000	79,313
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	150,000	148,312
HudBay Minerals, Inc., 7.250%, 1/15/2023 (5)	75,000	80,531

Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	107,500
Kinross Gold Corp.:
4.500%, 7/15/2027 (5)	75,000	75,750
6.875%, 9/1/2041	50,000	57,063

		548,469
Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	50,000	51,018
Oil & Gas - 9.3%
Ensco PLC, 4.500%, 10/1/2024	100,000	81,625
EP Energy LLC, 9.375%, 5/1/2020	100,000	74,500
Gulfport Energy Corp., 6.625%, 5/1/2023	100,000	102,750
Halcon Resources Corp., 6.750%, 2/15/2025 (5)	30,000	30,600
MEG Energy Corp., 7.000%, 3/31/2024 (5)	150,000	135,750
Noble Holding International, Ltd., 7.750%, 1/15/2024	130,000	113,100
Oasis Petroleum, Inc., 6.875%, 3/15/2022	75,000	76,594
PBF Holding Co. LLC, 7.250%, 6/15/2025 (5)	100,000	105,500
QEP Resources, Inc., 5.250%, 5/1/2023	150,000	152,625
Rowan Cos., Inc., 7.375%, 6/15/2025	124,000	125,240
Transocean, Inc., 9.000%, 7/15/2023 (5)	150,000	162,562
Whiting Petroleum Corp., 5.750%, 3/15/2021	100,000	100,750

		1,261,596
Oil & Gas Services - 1.0%
Weatherford International, Ltd., 7.750%, 6/15/2021	128,000	131,040
Packaging & Containers - 0.6%
Ardagh Holdings USA, Inc., 4.625%, 5/15/2023 (5)	75,000	77,250
Pharmaceuticals - 1.0%
Endo Finance LLC, 5.750%, 1/15/2022 (5)	75,000	62,813
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	75,000	73,500

		136,313
Pipelines - 4.1%
Antero Midstream Partners LP, 5.375%, 9/15/2024	100,000	103,750
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027 (5)	150,000	155,063
7.000%, 6/30/2024	75,000	85,500
Genesis Energy LP, 6.750%, 8/1/2022	150,000	155,767
Targa Resources Partners LP, 5.000%, 1/15/2028 (5)	50,000	49,813

		549,893
Real Estate Investment Trusts - 2.9%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (5)	100,000	102,000
GEO Group, Inc., 5.875%, 10/15/2024	138,000	143,520
Iron Mountain, Inc., 5.750%, 8/15/2024	100,000	102,875
SBA Communications Corp., 4.875%, 9/1/2024	50,000	51,875

		400,270
Retail - 4.1%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	100,000	104,750
Beacon Escrow Corp., 4.875%, 11/1/2025 (5)	100,000	102,500
JC Penney Corp., Inc., 5.650%, 6/1/2020	75,000	69,656
L Brands, Inc., 5.625%, 10/15/2023	117,000	126,506
New Red Finance, Inc., 4.250%, 5/15/2024 (5)	150,000	150,600

		554,012
Semiconductors - 0.8%
Amkor Technology, Inc., 6.375%, 10/1/2022	100,000	103,500
Software - 1.5%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	74,000	79,458
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (5)	122,000	131,150

		210,608
Telecommunications - 11.2%
CenturyLink, Inc., 5.800%, 3/15/2022	200,000	192,000
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (5)	150,000	145,875
CommScope, Inc., 5.500%, 6/15/2024 (5)	158,000	166,097

Frontier Communications Corp., 8.750%, 4/15/2022	125,000	93,438
GCI, Inc., 6.750%, 6/1/2021	119,000	121,231
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	100,000	111,000
Inmarsat Finance PLC, 4.875%, 5/15/2022 (5)	150,000	153,188
Sprint Communications, Inc., 6.000%, 11/15/2022	100,000	101,250
Sprint Corp., 7.125%, 6/15/2024	110,000	114,744
Telecom Italia Capital SA, 6.000%, 9/30/2034	200,000	224,250
Telesat Canada, 8.875%, 11/15/2024 (5)	82,000	91,840

		1,514,913
Toys/Games/Hobbies - 0.3%
Mattel, Inc., 2.350%, 8/15/2021	50,000	47,500
Transportation - 1.4%
XPO Logistics, Inc., 6.500%, 6/15/2022 (5)	175,000	183,531

Total Corporate Bonds & Notes (identified cost $12,626,701)		13,031,404

Short-Term Investments - 1.8%

Mutual Funds - 1.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (4)	251,295	251,320

Total Short-Term Investments (identified cost $251,299)		251,320

Total Investments - 98.0% (identified cost $12,878,000)		13,282,724
Other Assets and Liabilities - 2.0%		269,076

Total Net Assets - 100.0%		$13,551,800

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Mutual Funds - 5.4%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.960%	25,000,000	$25,000,000
Invesco Government & Agency Portfolio - Institutional Class, 0.980%	155,000,000	155,000,000

Total Mutual Funds		180,000,000

Repurchase Agreements - 25.1%
Agreement with Fixed Income Clearing Corp., 0.120%, dated 11/30/2017, to be repurchased at $8,600,283 on 12/1/2017, collateralized by a U.S. Government Treasury Obligation with a maturity of 2/28/2019, with a market value of $8,774,372	$8,600,255	8,600,255
Agreement with Goldman Sachs Group, Inc., 1.030%, dated 11/30/2017, to be repurchased at $570,016,308 on 12/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2056, with a market value of $579,711,686	570,000,000	570,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.050%, dated 11/30/2017, to be repurchased at $55,001,604 on 12/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 11/20/2047, with a market value of $55,941,569	55,000,000	55,000,000
Agreement with Toronto Dominion Bank, 1.030%, dated 11/30/2017, to be repurchased at $200,005,722 on 12/1/2017, collateralized by U.S. Government Treasury Obligations with various maturities to 7/31/2022, with a market value of $203,520,649	200,000,000	200,000,000

Total Repurchase Agreements		833,600,255

U.S. Government & U.S. Government Agency Obligations - 79.0%

Federal Farm Credit Bank - 14.9%
1.000%, 12/6/2017 (10)	15,000,000	14,997,917
1.071% (LIBOR 3 Month+-26 basis points), 9/28/2018 (7)	18,000,000	18,001,343
1.104% (LIBOR 3 Month+-23 basis points), 4/3/2019 (7)	10,000,000	9,990,587
1.135% (U.S. Federal Funds Effective Rate (continuous series)+-3 basis points), 4/25/2019 (7)	18,000,000	17,998,728
1.144% (LIBOR 1 Month+-10 basis points), 8/8/2018 (7)	15,000,000	15,000,000
1.145% (FCPR DLY+-311 basis points), 4/10/2019 (7)	14,000,000	13,999,037
1.148% (LIBOR 1 Month+-10 basis points), 12/3/2018 (7)	15,000,000	15,000,000
1.160% (U.S. Federal Funds Effective Rate (continuous series)+0 basis points), 4/15/2019 (7)	16,000,000	15,997,777
1.164% (LIBOR 1 Month+-8 basis points), 11/9/2018 (7)	10,000,000	9,999,541
1.170% (U.S. Federal Funds Effective Rate (continuous series)+1 basis points), 4/24/2019 (7)	15,000,000	14,997,900
1.170% (FCPR DLY+-308 basis points), 6/27/2019 (7)	25,000,000	24,999,596
1.170% (FCPR DLY+-308 basis points), 9/13/2019 (7)	10,000,000	10,000,000
1.190% (FCPR DLY+-306 basis points), 4/25/2019 (7)	14,000,000	14,000,259
1.218% (LIBOR 1 Month+-7 basis points), 7/20/2018 (7)	18,000,000	18,008,823
1.228% (LIBOR 1 Month+-6 basis points), 12/20/2018 (7)	15,500,000	15,499,569
1.263% (LIBOR 1 Month+-5 basis points), 1/23/2019 (7)	10,000,000	10,000,648
1.264% (LIBOR 1 Month+2 basis points), 1/8/2018 (7)	13,690,000	13,692,265
1.270% (U.S. Federal Funds Effective Rate (continuous series)+11 basis points), 1/22/2018 (7)	20,000,000	20,004,940
1.279% (LIBOR 1 Month+4 basis points), 12/8/2017 (7)	8,000,000	8,000,169
1.286% (LIBOR 1 Month+2 basis points), 5/17/2018 (7)	12,900,000	12,909,713
1.288% (LIBOR 3 Month+-3 basis points), 3/2/2018 (7)	25,950,000	25,964,385
1.289% (LIBOR 1 Month+5 basis points), 4/9/2018 (7)	27,350,000	27,357,406
1.296% (LIBOR 1 Month+3 basis points), 1/17/2018 (7)	7,995,000	7,995,606
1.314% (LIBOR 1 Month+5 basis points), 4/16/2018 (7)	23,875,000	23,882,719
1.324% (LIBOR 1 Month+3 basis points), 3/22/2018 (7)	2,945,000	2,946,377
1.338% (LIBOR 1 Month+10 basis points), 10/3/2018 (7)	15,050,000	15,053,699
1.339% (U.S. Treasury 3 Month Bill Money Market Yield+5 basis points), 12/5/2018 (7)	11,000,000	10,999,433
1.341% (LIBOR 3 Month+-3 basis points), 1/26/2018 (7)	12,500,000	12,503,553
1.359% (LIBOR 1 Month+7 basis points), 10/22/2018 (7)	5,000,000	5,007,897
1.380% (FCPR DLY+-287 basis points), 6/27/2018 (7)	20,000,000	20,032,823
1.403% (LIBOR 1 Month+12 basis points), 6/20/2018 (7)	3,000,000	3,004,279
1.413% (LIBOR 1 Month+13 basis points), 7/19/2018 (7)	10,000,000	10,017,299
1.469% (LIBOR 1 Month+14 basis points), 1/25/2018 (7)	3,500,000	3,500,114
1.489% (LIBOR 1 Month+16 basis points), 3/26/2018 (7)	7,540,000	7,545,163
1.504% (LIBOR 1 Month+18 basis points), 2/25/2019 (7)	10,000,000	10,031,707
1.599% (LIBOR 1 Month+27 basis points), 2/25/2019 (7)	16,200,000	16,268,419

		495,209,691

Federal Home Loan Bank - 29.6%
0.875%, 3/19/2018	8,035,000	8,027,815
1.010%, 12/1/2017 (10)	25,000,000	25,000,000
1.030%, 12/12/2017 (10)	15,000,000	14,995,279
1.037%, 12/14/2017 (10)	45,000,000	44,983,154
1.038%, 12/13/2017 (10)	38,961,000	38,947,514
1.040%, 12/15/2017 (10)	40,000,000	39,983,828
1.045%, 12/6/2017 (10)	7,500,000	7,498,911
1.063% (LIBOR 1 Month+-18 basis points), 2/2/2018 (7)	12,000,000	11,998,942
1.073% (LIBOR 1 Month+-17 basis points), 1/2/2018 (7)	10,000,000	10,000,000
1.084% (LIBOR 1 Month+-16 basis points), 5/18/2018 (7)	15,000,000	15,000,000
1.090% (LIBOR 1 Month+-16 basis points), 2/12/2018 (7)	14,000,000	14,000,000
1.092% (LIBOR 1 Month+-15 basis points), 2/2/2018 (7)	15,000,000	14,999,966
1.098% (LIBOR 1 Month+-19 basis points), 3/19/2018 (7)	25,000,000	25,000,000
1.102% (LIBOR 1 Month+-14 basis points), 4/6/2018 (7)	15,000,000	15,000,000
1.103% (LIBOR 1 Month+-18 basis points), 1/18/2018 (7)	15,000,000	15,000,000
1.105% (LIBOR 1 Month+-14 basis points), 6/12/2018 (7)	18,000,000	18,000,000
1.109% (LIBOR 3 Month+-22 basis points), 3/26/2018 (7)	18,500,000	18,500,000
1.110% (LIBOR 1 Month+-14 basis points), 8/20/2018 (7)	15,000,000	15,000,000
1.111% (LIBOR 1 Month+-16 basis points), 1/17/2018 (7)	20,000,000	20,000,000
1.124% (LIBOR 1 Month+-14 basis points), 10/16/2018 (7)	10,000,000	10,000,000
1.125%, 3/2/2018 (10)	9,000,000	8,974,406
1.129%, 12/22/2017 (10)	17,500,000	17,488,475
1.130%, 12/27/2017 (10)	4,000,000	3,996,736
1.130%, 2/23/2018 (10)	8,400,000	8,377,852
1.140%, 12/19/2017 (10)	15,000,000	14,991,450
1.140%, 1/23/2018 (10)	7,000,000	6,988,252
1.140% (LIBOR 1 Month+-14 basis points), 5/18/2018 (7)	20,000,000	20,000,000
1.141% (LIBOR 1 Month+-13 basis points), 9/17/2018 (7)	10,000,000	10,000,000
1.144% (LIBOR 3 Month+-18 basis points), 3/19/2018 (7)	25,000,000	25,006,229
1.148% (LIBOR 1 Month+-17 basis points), 1/23/2018 (7)	9,000,000	8,999,881
1.154% (LIBOR 3 Month+-16 basis points), 3/1/2018 (7)	10,000,000	10,001,305
1.154% (LIBOR 1 Month+-9 basis points), 11/8/2018 (7)	15,000,000	15,000,000
1.155% (LIBOR 1 Month+-9 basis points), 1/11/2019 (7)	13,500,000	13,500,000
1.158% (LIBOR 1 Month+-17 basis points), 1/26/2018 (7)	12,500,000	12,500,000
1.162% (LIBOR 1 Month+-8 basis points), 2/4/2019 (7)	10,000,000	10,000,000
1.163% (LIBOR 1 Month+-17 basis points), 1/25/2018 (7)	30,000,000	29,999,584
1.163% (LIBOR 1 Month+-17 basis points), 1/26/2018 (7)	10,000,000	9,999,780
1.166% (LIBOR 1 Month+-8 basis points), 3/14/2019 (7)	14,000,000	14,000,000
1.168% (LIBOR 1 Month+-17 basis points), 1/26/2018 (7)	15,000,000	15,000,000
1.168% (LIBOR 1 Month+-15 basis points), 5/24/2018 (7)	11,500,000	11,499,232
1.169% (LIBOR 1 Month+-13 basis points), 11/23/2018 (7)	15,000,000	15,000,000
1.173% (LIBOR 1 Month+-16 basis points), 1/25/2018 (7)	15,000,000	14,999,919
1.183% (LIBOR 1 Month+-15 basis points), 4/25/2018 (7)	13,500,000	13,499,718
1.183% (LIBOR 1 Month+-15 basis points), 4/26/2018 (7)	15,000,000	14,999,742
1.187% (LIBOR 1 Month+-10 basis points), 12/21/2018 (7)	17,500,000	17,500,000
1.190%, 2/9/2018 (10)	20,000,000	19,953,722
1.197% (LIBOR 1 Month+-5 basis points), 2/1/2019 (7)	10,000,000	10,000,043
1.198% (LIBOR 1 Month+-13 basis points), 7/25/2018 (7)	15,000,000	15,000,000
1.198% (LIBOR 1 Month+-12 basis points), 8/23/2018 (7)	15,000,000	15,000,000
1.198% (LIBOR 1 Month+-12 basis points), 9/11/2018 (13) (7)	15,000,000	15,000,000
1.204% (LIBOR 1 Month+-9 basis points), 1/22/2019 (7)	15,000,000	15,000,000
1.210%, 2/2/2018 (10)	5,000,000	4,989,412
1.213% (LIBOR 1 Month+-7 basis points), 7/19/2019 (7)	15,000,000	15,000,130
1.220%, 2/20/2018 (10)	10,000,000	9,972,550
1.220%, 3/19/2018 (10)	3,000,000	2,989,020
1.233% (LIBOR 1 Month+-8 basis points), 7/23/2018 (7)	10,000,000	10,000,000
1.233% (LIBOR 1 Month+-8 basis points), 11/23/2018 (7)	14,500,000	14,500,000
1.250%, 1/26/2018 (10)	15,000,000	14,970,833
1.259% (LIBOR 1 Month+2 basis points), 12/8/2017 (7)	10,000,000	9,999,990
1.278% (LIBOR 1 Month+-6 basis points), 8/28/2019 (7)	10,000,000	10,000,000
1.291% (LIBOR 1 Month+3 basis points), 5/17/2018 (7)	5,000,000	5,002,839
1.312% (LIBOR 1 Month+7 basis points), 12/5/2017 (7)	25,530,000	25,530,180
1.313% (LIBOR 1 Month+7 basis points), 12/7/2017 (7)	17,535,000	17,535,313

1.333% (LIBOR 1 Month+2 basis points), 3/23/2018 (7)	25,000,000	25,000,050
1.342% (LIBOR 1 Month+10 basis points), 2/5/2018 (7)	1,700,000	1,700,713
1.373% (LIBOR 1 Month+4 basis points), 2/28/2018 (7)	1,000,000	1,000,493
1.400% (FCPR DLY+-285 basis points), 11/7/2018 (7)	2,000,000	2,005,078

		984,408,336
Federal Home Loan Mortgage Corporation - 5.8%
0.950%, 12/1/2017 (10)	50,000,000	50,000,000
1.000%, 12/15/2017	25,000,000	24,999,176
1.040%, 12/11/2017 (10)	22,000,000	21,993,644
1.100% (LIBOR 3 Month+-25 basis points), 10/10/2018 (7)	20,000,000	20,000,000
1.117% (LIBOR 3 Month+-25 basis points), 7/25/2018 (7)	10,000,000	10,000,000
1.130% (LIBOR 3 Month+-28 basis points), 8/10/2018 (7)	15,000,000	15,000,000
1.144% (LIBOR 1 Month+-15 basis points), 8/22/2018 (7)	15,000,000	15,000,000
1.204% (LIBOR 1 Month+-13 basis points), 11/27/2018 (7)	10,000,000	10,000,000
1.220%, 1/18/2018 (10)	9,570,000	9,554,433
1.230%, 2/5/2018 (10)	15,000,000	14,966,175

		191,513,428
Federal National Mortgage Association - 22.5%
0.950%, 12/4/2017 (10)	300,000,000	299,976,250
0.953%, 12/1/2017 (10)	365,000,000	365,000,000
1.033%, 12/6/2017 (10)	30,000,000	29,995,698
1.040%, 12/13/2017 (10)	25,000,000	24,991,333
1.140%, 1/3/2018 (10)	13,414,000	13,399,983
1.205%, 1/31/2018 (10)	6,500,000	6,486,728
1.326% (LIBOR 3 Month+-3 basis points), 1/11/2018 (7)	7,500,000	7,500,000

		747,349,992
U.S. Treasury Bonds & Notes - 6.2%
1.024%, 12/8/2017 (10)	40,000,000	39,992,037
1.025%, 12/14/2017 (10)	100,000,000	99,962,986
1.041%, 12/7/2017 (10)	15,000,000	14,997,398
1.136%, 12/28/2017 (10)	50,000,000	49,957,419

		204,909,840

Total U.S. Government & U.S. Government Agency Obligations		2,623,391,287

Total Investments - 109.5% (at amortized cost)		3,636,991,542
Other Assets and Liabilities - (9.5)%		(316,080,798)

Total Net Assets - 100.0%		$3,320,910,744

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.5%

Alabama - 8.3%
Chatom Industrial Development Board, 1.300%, 8/1/2037 (11)	$5,500,000	$5,500,000
City of Oxford, 1.100%, 9/1/2041 (11)	12,745,000	12,745,000
Mobile Industrial Development Board, 1.080%, 6/1/2034 (11)	10,000,000	10,000,000

		28,245,000
Alaska - 1.5%
State of Alaska International Airports System, 0.980%, 10/1/2030 (11)	5,035,000	5,035,000
California - 1.5%
San Francisco City & County Public Utilities Commission, 0.940%, 12/14/2017	5,000,000	5,000,000
Colorado - 2.9%
Colorado Health Facilities Authority, 1.070%, 1/1/2035 (11)	9,900,000	9,900,000
Connecticut - 3.7%
State of Connecticut, 1.050%, 5/15/2034 (11)	12,700,000	12,700,000
Delaware - 3.7%
Delaware State Health Facilities Authority:
0.960%, 10/1/2038 (11)	9,295,000	9,295,000
0.990%, 10/1/2040 (11)	3,360,000	3,360,000

		12,655,000
Florida - 6.0%
City of Gainesville, 1.020%, 10/1/2036 (11)	7,520,000	7,520,000
County of Brevard, 1.110%, 10/1/2019 (11)	500,000	500,000
Jacksonville Pollution Control, 0.980%, 12/4/2017	12,300,000	12,300,000

		20,320,000
Georgia - 1.6%
Columbia County Development Authority, 1.060%, 8/1/2018 (11)	400,000	400,000
RBC Municipal Products, Inc. Trust, 1.020%, 10/1/2021 (5) (11)	5,000,000	5,000,000

		5,400,000
Illinois - 8.5%
Illinois Housing Development Authority, 1.000%, 1/1/2041 (11)	10,000,000	10,000,000
Jackson-Union Counties Regional Port District, 1.010%, 4/1/2024 (11)	2,400,000	2,400,000
Joliet Regional Port District, 0.940%, 10/1/2024 (11)	8,700,000	8,700,000
Phoenix Realty Special Account-U LP, 1.000%, 4/1/2020 (11)	8,075,000	8,075,000

		29,175,000
Indiana - 4.0%
Indiana Health Facility Financing Authority, 0.970%, 11/15/2039 (11)	5,930,000	5,930,000
Tender Option Bond Trust Receipts/Certificates, 1.120%, 5/14/2026 (5) (11)	7,770,000	7,770,000

		13,700,000
Iowa - 4.1%
Iowa Finance Authority:
1.000%, 9/1/2036 (11)	3,200,000	3,200,000
1.000%, 6/1/2039 (11)	9,800,000	9,800,000
1.050%, 3/1/2022 (11)	1,175,000	1,175,000

		14,175,000
Maryland - 3.3%
City of Montgomery, 0.910%, 12/1/2017	10,000,000	10,000,000
County of Montgomery, 0.850%, 3/1/2018 (11) (13)	1,150,000	1,150,000

		11,150,000

Michigan - 0.3%
Michigan Strategic Fund, 1.030%, 6/1/2039 (11)	1,175,000	1,175,000
Minnesota - 2.1%
City of Ramsey, 1.140%, 12/1/2023 (11)	2,090,000	2,090,000
Minnesota Higher Education Facilities Authority:
1.050%, 3/1/2024 (11)	2,000,000	2,000,000
1.050%, 3/1/2033 (11)	3,215,000	3,215,000

		7,305,000
Mississippi - 1.2%
Mississippi Business Finance Corp.:
1.020%, 12/1/2030 (11)	1,200,000	1,200,000
1.150%, 5/1/2037 (11)	2,823,000	2,823,000

		4,023,000
Missouri - 0.3%
Greene County Industrial Development Authority, 1.080%, 5/1/2039 (11)	1,025,000	1,025,000
Nebraska - 0.2%
Nebraska Investment Finance Authority, 1.000%, 9/1/2031 (11)	600,000	600,000
New Jersey - 1.5%
RBC Municipal Products, Inc. Trust, 1.000%, 6/28/2018 (5) (11)	5,000,000	5,000,000
New York - 14.7%
City of New York:
0.940%, 8/1/2038 (11)	4,000,000	4,000,000
0.950%, 8/1/2035 (11)	6,350,000	6,350,000
Metropolitan Transportation Authority:
0.950%, 11/1/2032 (11)	10,000,000	10,000,000
1.010%, 11/15/2050 (11)	2,965,000	2,965,000
New York City Transitional Finance Authority:
0.940%, 2/1/2045 (11)	1,920,000	1,920,000
0.950%, 11/1/2029 (11)	3,750,000	3,750,000
0.950%, 8/1/2039 (11)	4,700,000	4,700,000
New York City Water & Sewer System:
0.940%, 6/15/2048 (11)	1,600,000	1,600,000
0.970%, 6/15/2049 (11)	6,000,000	6,000,000
0.990%, 6/15/2044 (11)	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates, 1.010%, 1/1/2024 (5) (11)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority:
0.970%, 11/1/2032 (11)	700,000	700,000
0.980%, 1/1/2032 (11)	1,750,000	1,750,000

		50,235,000
Ohio - 4.2%
County of Franklin, 0.850%, 3/1/2018 (11) (13)	9,250,000	9,250,000
County of Licking, 2.000%, 5/23/2018	1,200,000	1,204,493
Port of Greater Cincinnati Development Authority:
1.140%, 11/1/2023 (11)	1,455,000	1,455,000
1.140%, 11/1/2025 (11)	280,000	280,000
Village of Cuyahoga Heights, 1.625%, 6/20/2018	2,000,000	2,005,716

		14,195,209
South Dakota - 3.8%
South Dakota Housing Development Authority:
0.940%, 5/1/2048 (11)	6,635,000	6,635,000
1.130%, 11/1/2048 (11)	6,220,000	6,220,000

		12,855,000
Texas - 9.2%
City of Austin, 1.010%, 11/15/2029 (11)	1,360,000	1,360,000
Harris County Cultural Education Facilities Finance Corp., 0.960%, 12/1/2027 (11)	8,415,000	8,415,000
Mission Economic Development Corp., 1.050%, 4/1/2022 (11)	11,000,000	11,000,000
Tarrant County Cultural Education Facilities Finance Corp., 0.970%, 11/15/2047 (11)	5,550,000	5,550,000
Texas Municipal Power, 0.960%, 12/1/2017	5,000,000	5,000,000

		31,325,000

Utah - 2.3%
City of Murray, 0.980%, 5/15/2036 (11)	8,000,000	8,000,000
Washington - 4.4%
Seattle Housing Authority, 1.110%, 6/1/2040 (11)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.120%, 6/15/2029 (5) (11)	11,320,000	11,320,000
Washington State Housing Finance Commission, 1.060%, 7/1/2028 (11)	2,720,000	2,720,000

		15,040,000
Wisconsin - 4.2%
Tender Option Bond Trust Receipts/Certificates, 1.010%, 7/1/2047 (5) (11)	2,385,000	2,385,000
Wisconsin Health & Educational Facilities Authority:
1.010%, 5/1/2030 (11)	1,805,000	1,805,000
1.020%, 2/15/2029 (11)	10,000,000	10,000,000

		14,190,000

Total Municipals		332,423,209

Mutual Funds - 4.0%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.960%	108,591	108,591
Federated Institutional Tax-Free Cash Trust - Institutional Class, 0.840%	13,631,879	13,631,879

Total Mutual Funds		13,740,470

Total Investments - 101.5% (at amortized cost)		346,163,679
Other Assets and Liabilities - (1.5)%		(5,196,069)

Total Net Assets - 100.0%		$340,967,610

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 27.3%

Banks - 19.9%
Bank of Nova Scotia/Houston:
1.463% (LIBOR 1 Month+18 basis points), 5/18/2018 (7)	$2,000,000	$2,000,000
1.496% (LIBOR 1 Month+23 basis points), 9/17/2018 (7)	2,500,000	2,500,195
Commonwealth Bank of Australia/New York, 1.641% (LIBOR 3 Month+26 basis points), 2/2/2018 (7)	2,000,000	2,000,140
Credit Suisse AG/New York, 1.503% (LIBOR 1 Month+26 basis points), 8/20/2018 (7)	3,000,000	3,000,000
HSBC Bank USA NA:
1.493% (LIBOR 1 Month+21 basis points), 11/20/2018 (7)	2,500,000	2,500,000
1.613% (LIBOR 1 Month+33 basis points), 3/20/2018 (7)	2,500,000	2,500,000
Mitsubishi UFJ Trust & Banking Corp.:
1.415% (LIBOR 1 Month+17 basis points), 12/11/2017 (7)	2,650,000	2,649,979
1.424% (LIBOR 1 Month+18 basis points), 2/9/2018 (7)	2,500,000	2,500,010
1.434% (LIBOR 1 Month+19 basis points), 3/8/2018 (7)	2,500,000	2,499,973
1.567% (LIBOR 1 Month+22 basis points), 6/29/2018 (7)	2,000,000	2,000,000
Mizuho Bank, Ltd.:
1.440% (LIBOR 1 Month+19 basis points), 3/15/2018 (7)	2,500,000	2,500,000
1.446% (LIBOR 1 Month+20 basis points), 4/10/2018 (7)	2,500,000	2,500,000
1.464% (LIBOR 1 Month+22 basis points), 5/8/2018 (7)	2,500,000	2,500,000
1.483% (LIBOR 1 Month+20 basis points), 4/19/2018 (7)	2,500,000	2,500,000
1.510% (LIBOR 1 Month+23 basis points), 6/18/2018 (7)	2,500,000	2,500,000
Norinchukin Bank/New York, 1.467% (LIBOR 1 Month+18 basis points), 5/21/2018 (7)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp./New York:
1.480% (LIBOR 1 Month+22 basis points), 6/18/2018 (7)	2,250,000	2,250,000
1.483% (LIBOR 1 Month+20 basis points), 4/19/2018 (7)	2,500,000	2,500,000
1.503% (LIBOR 1 Month+22 basis points), 5/18/2018 (7)	2,500,000	2,500,000
Swedbank (New York), 1.160%, 12/6/2017	11,500,000	11,500,000
Toronto Dominion Bank:
1.446% (LIBOR 1 Month+20 basis points), 8/10/2018 (7)	2,375,000	2,375,000
1.585% (LIBOR 1 Month+34 basis points), 3/13/2018 (7)	2,500,000	2,500,000
1.766% (LIBOR 1 Month+52 basis points), 1/10/2018 (7)	2,750,000	2,750,000
Wells Fargo Bank NA:
1.453% (LIBOR 1 Month+17 basis points), 4/20/2018 (7)	2,500,000	2,500,000
1.458% (LIBOR 1 Month+13 basis points), 12/19/2017 (7)	3,000,000	3,000,000
1.463% (LIBOR 1 Month+22 basis points), 10/5/2018 (7)	2,000,000	2,000,000
1.485% (LIBOR 1 Month+24 basis points), 11/9/2018 (7)	2,500,000	2,500,000
1.550% (LIBOR 1 Month+20 basis points), 8/30/2018 (7)	2,500,000	2,500,000
1.686% (LIBOR 1 Month+44 basis points), 2/14/2018 (7)	2,500,000	2,500,000

		80,525,297
European Time Deposit - 7.4%
DNB NOR Bank ASA Cayman, 1.060%, 12/1/2017	15,000,000	15,000,000
Svenska Handelsbanken, Inc., 1.060%, 12/1/2017	15,000,000	15,000,000

		30,000,000

Total Certificates of Deposit		110,525,297

Commercial Paper - 55.8%

Asset-Backed Securities - 25.6%
Atlantic Asset Securitization LLC:
1.190%, 12/14/2017 (5) (10)	3,000,000	2,998,711
1.520%, 2/8/2018 (5) (10)	5,500,000	5,484,494
1.563% (LIBOR 1 Month+32 basis points), 1/2/2018 (5) (7)	2,500,000	2,500,000
1.590% (LIBOR 1 Month+34 basis points), 12/15/2017 (5) (7)	2,500,000	2,500,000
Bedford Row Funding Corp.:
1.382% (LIBOR 1 Month+14 basis points), 3/1/2018 (5) (7)	2,500,000	2,500,000

1.395% (LIBOR 1 Month+15 basis points), 5/11/2018 (5) (7)	2,500,000	2,500,000
1.465% (LIBOR 1 Month+22 basis points), 6/11/2018 (5) (7)	3,000,000	3,000,000
1.486% (LIBOR 1 Month+22 basis points), 8/17/2018 (5) (7)	2,000,000	2,000,000
1.507% (LIBOR 1 Month+22 basis points), 2/21/2018 (5) (7)	2,250,000	2,250,000
1.553% (LIBOR 1 Month+27 basis points), 12/18/2017 (5) (7)	2,500,000	2,500,000
Chesham Finance Ltd., 1.180%, 12/1/2017 (5) (10)	15,000,000	15,000,000
Liberty Street Funding LLC:
1.210%, 12/1/2017 (5) (10)	4,000,000	4,000,000
1.210%, 12/4/2017 (5) (10)	3,000,000	2,999,697
Manhattan Asset Funding Co.:
1.404% (LIBOR 1 Month+16 basis points), 2/8/2018 (5) (7)	2,500,000	2,500,000
1.452% (LIBOR 1 Month+21 basis points), 5/4/2018 (5) (7)	2,500,000	2,500,000
1.510% (LIBOR 1 Month+16 basis points), 1/31/2018 (5) (7)	2,500,000	2,500,000
Old Line Funding LLC:
1.392% (LIBOR 1 Month+15 basis points), 6/5/2018 (5) (7)	3,000,000	3,000,000
1.403% (LIBOR 1 Month+12 basis points), 1/19/2018 (5) (7)	2,500,000	2,500,000
Regency Markets No. 1 LLC:
1.230%, 12/7/2017 (5) (10)	9,500,000	9,498,077
1.250%, 12/14/2017 (5) (10)	3,500,000	3,498,420
Ridgefield Funding Co. LLC:
1.425% (LIBOR 1 Month+18 basis points), 1/11/2018 (5) (7)	2,500,000	2,500,000
1.443% (LIBOR 1 Month+16 basis points), 12/18/2017 (5) (7)	3,500,000	3,500,000
Starbird Funding Corp., 1.180%, 12/1/2017 (5) (10)	9,000,000	9,000,000
Thunder Bay Funding LLC:
1.413% (LIBOR 1 Month+17 basis points), 7/2/2018 (5) (7)	2,500,000	2,500,000
1.524% (LIBOR 1 Month+23 basis points), 6/22/2018 (5) (7)	2,500,000	2,500,000
Victory Receivables Corp.:
1.250%, 12/7/2017 (5) (10)	4,000,000	3,999,167
1.250%, 12/11/2017 (5) (10)	3,500,000	3,498,785

		103,727,351
Automobiles - 2.8%
Toyota Motor Credit Corp., 1.463% (LIBOR 1 Month+18 basis points), 6/15/2018 (7)	2,000,000	2,000,000
Toyota Motor Credit Corp.:
1.423% (LIBOR 1 Month+18 basis points), 4/27/2018 (7)	3,000,000	3,000,000
1.454% (LIBOR 1 Month+19 basis points), 5/10/2018 (7)	2,500,000	2,500,000
1.457% (LIBOR 1 Month+17 basis points), 3/12/2018 (7)	4,000,000	4,000,000

		11,500,000
Diversified Financial Services - 3.6%
Collateralized Commercial Paper Co. LLC:
1.483% (LIBOR 1 Month+20 basis points), 7/20/2018 (7)	3,000,000	3,000,000
1.560%, 4/17/2018 (10)	3,000,000	2,982,190
JP Morgan Securities LLC:
1.442% (LIBOR 1 Month+20 basis points), 4/6/2018 (7)	2,500,000	2,500,000
1.444% (LIBOR 1 Month+15 basis points), 12/22/2017 (7)	3,000,000	3,000,000
National Rural Utilities, 1.200%, 12/14/2017 (10)	3,300,000	3,298,570

		14,780,760
Foreign Banks - 11.1%
Commonwealth Bank of Australia:
1.445% (LIBOR 1 Month+20 basis points), 5/11/2018 (5) (7)	2,500,000	2,500,000
1.445% (LIBOR 1 Month+20 basis points), 10/11/2018 (5) (7)	2,500,000	2,500,000
1.488% (LIBOR 1 Month+16 basis points), 7/23/2018 (5) (7)	1,500,000	1,499,814
Macquarie Bank, Ltd.:
1.430%, 1/16/2018 (5) (10)	3,000,000	2,994,518
1.450%, 1/17/2018 (5) (10)	2,000,000	1,996,214
National Australia Bank, Ltd.:
1.547% (LIBOR 1 Month+20 basis points), 10/29/2018 (5) (7)	2,500,000	2,500,000
1.592% (LIBOR 1 Month+35 basis points), 3/6/2018 (5) (7)	2,000,000	2,000,000
Natixis, NY Branch, 1.080%, 12/1/2017 (10)	15,000,000	15,000,000
Suncorp Metway, Ltd.:
1.460%, 2/5/2018 (5) (10)	3,000,000	2,991,970
1.520%, 3/21/2018 (5) (10)	2,500,000	2,488,389
Swedbank, 1.160%, 12/4/2017 (10)	4,000,000	3,999,613
Toronto Dominion Bank, 1.433% (LIBOR 1 Month+19 basis points), 10/3/2018 (5) (7)	2,000,000	2,000,000
Westpac Banking Corp., 1.436% (LIBOR 1 Month+19 basis points), 9/10/2018 (5) (7)	2,500,000	2,500,000

		44,970,518

Life Insurance - 1.1%
MetLife Short Term Funding LLC:
1.220%, 12/5/2017 (5) (10)	3,000,000	2,999,593
1.220%, 12/12/2017 (5) (10)	1,450,000	1,449,460

		4,449,053
Machinery Manufacturing - 1.8%
Caterpillar Financial Service Corp., 1.200%, 12/4/2017 (10)	7,500,000	7,499,250
Pharmaceuticals - 1.0%
Novartis Finance Corp., 1.130%, 12/13/2017 (5) (10)	4,000,000	3,998,493
Retail - 1.9%
Wal-Mart Stores, Inc.:
1.120%, 12/11/2017 (5) (10)	5,000,000	4,998,444
1.170%, 12/4/2017 (5) (10)	2,722,000	2,721,735

		7,720,179
Utilities - 3.2%
Florida Power & Light Co.:
1.180%, 12/1/2017 (10)	1,875,000	1,875,000
1.240%, 12/5/2017 (10)	11,025,000	11,023,487

		12,898,487
Winding Up Agencies - 3.7%
Erste Abwicklungsanstalt:
1.200%, 12/1/2017 (5) (10)	7,500,000	7,500,000
1.200%, 12/12/2017 (5) (10)	2,000,000	1,999,267
1.250%, 12/15/2017 (5) (10)	3,000,000	2,998,542
1.300%, 12/7/2017 (5) (10)	2,500,000	2,499,458

		14,997,267

Total Commercial Paper		226,541,358

Municipals - 3.8%

Colorado - 1.1%
Colorado Housing & Finance Authority, 1.190%, 10/1/2036 (11)	4,500,000	4,500,000
Tennessee - 2.7%
Johnson City Health & Educational Facilities Board, 1.250%, 8/15/2043 (11)	11,075,000	11,075,000

Total Municipals		15,575,000

Mutual Funds - 5.4%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.960%	6,000,000	6,000,000
Invesco Government & Agency Portfolio - Institutional Class, 0.980%	16,000,000	16,000,000

Total Mutual Funds		22,000,000

Repurchase Agreements - 7.7%
Agreement with Fixed Income Clearing Corp., 0.120%, dated 11/30/2017, to be repurchased at $6,267,523 on 12/1/2017, collateralized by U.S. Government Treasury Obligations with various maturities to 2/15/2020, with a market value of $6,394,367	$6,267,502	6,267,502
Agreement with Goldman Sachs Group, Inc., 1.030%, dated 11/30/2017, to be repurchased at $10,000,286 on 12/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2047, with a market value of $10,165,031	10,000,000	10,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.050%, dated 11/30/2017, to be repurchased at $15,000,438 on 12/1/2017, collateralized by a U.S. Government Agency Obligation with a maturity of 12/13/2019, with a market value of $15,137,847	15,000,000	15,000,000

Total Repurchase Agreements		31,267,502

Total Investments - 100.0% (at amortized cost)		405,909,157
Other Assets and Liabilities - 0.0%		(166,933)

Total Net Assets - 100.0%		$405,742,224

Institutional Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 21.9%

Banks - 21.9%
Bank of Nova Scotia/Houston:
1.463% (LIBOR 1 Month+18 basis points), 5/18/2018 (7)	$2,000,000	$2,000,472
1.496% (LIBOR 1 Month+23 basis points), 9/17/2018 (7)	2,500,000	2,501,274
Commonwealth Bank of Australia/New York:
1.420% (LIBOR 1 Month+17 basis points), 8/15/2018 (7)	2,500,000	2,500,627
1.641% (LIBOR 3 Month+26 basis points), 2/2/2018 (7)	2,000,000	2,001,274
Credit Suisse AG/New York, 1.503% (LIBOR 1 Month+26 basis points), 8/20/2018 (7)	3,000,000	2,998,929
HSBC Bank USA NA:
1.493% (LIBOR 1 Month+21 basis points), 11/20/2018 (7)	2,500,000	2,500,814
1.613% (LIBOR 1 Month+33 basis points), 3/20/2018 (7)	2,500,000	2,502,312
Mitsubishi UFJ Trust & Banking Corp.:
1.415% (LIBOR 1 Month+17 basis points), 12/11/2017 (7)	2,650,000	2,650,204
1.424% (LIBOR 1 Month+18 basis points), 2/9/2018 (7)	2,500,000	2,501,065
1.434% (LIBOR 1 Month+19 basis points), 3/8/2018 (7)	3,000,000	2,999,648
1.567% (LIBOR 1 Month+22 basis points), 6/29/2018 (7)	2,500,000	2,500,000
Mizuho Bank, Ltd.:
1.440% (LIBOR 1 Month+19 basis points), 3/15/2018 (7)	3,000,000	3,001,159
1.446% (LIBOR 1 Month+20 basis points), 4/10/2018 (7)	3,000,000	3,000,826
1.464% (LIBOR 1 Month+22 basis points), 5/8/2018 (7)	3,000,000	3,000,973
1.483% (LIBOR 1 Month+20 basis points), 4/19/2018 (7)	2,500,000	2,500,608
1.510% (LIBOR 1 Month+23 basis points), 6/18/2018 (7)	2,500,000	2,500,497
Norinchukin Bank/New York, 1.467% (LIBOR 1 Month+18 basis points), 5/21/2018 (7)	2,500,000	2,500,084
Sumitomo Mitsui Banking Corp./New York:
1.480% (LIBOR 1 Month+22 basis points), 6/18/2018 (7)	2,250,000	2,249,953
1.483% (LIBOR 1 Month+20 basis points), 4/19/2018 (7)	3,000,000	3,000,613
1.503% (LIBOR 1 Month+22 basis points), 5/18/2018 (7)	2,500,000	2,500,461
Swedbank (New York), 1.160%, 12/6/2017	10,000,000	9,999,992
Toronto Dominion Bank:
1.446% (LIBOR 1 Month+20 basis points), 8/10/2018 (7)	2,375,000	2,375,296
1.585% (LIBOR 1 Month+34 basis points), 3/13/2018 (7)	2,500,000	2,502,340
1.766% (LIBOR 1 Month+52 basis points), 1/10/2018 (7)	2,250,000	2,251,615
Wells Fargo Bank NA:
1.453% (LIBOR 1 Month+17 basis points), 4/20/2018 (7)	2,500,000	2,500,915
1.458% (LIBOR 1 Month+13 basis points), 12/19/2017 (7)	3,000,000	3,000,412
1.463% (LIBOR 1 Month+22 basis points), 10/5/2018 (7)	3,000,000	3,000,433
1.485% (LIBOR 1 Month+24 basis points), 11/9/2018 (7)	2,500,000	2,500,594
1.550% (LIBOR 1 Month+20 basis points), 8/30/2018 (7)	2,500,000	2,500,592
1.686% (LIBOR 1 Month+44 basis points), 2/14/2018 (7)	2,500,000	2,502,532

Total Certificates of Deposit (identified cost $85,025,124)		85,046,514

Commercial Paper - 60.1%

Asset-Backed Securities - 26.8%
Atlantic Asset Securitization LLC:
1.480%, 2/21/2018 (5) (10)	3,375,000	3,363,281
1.520%, 2/8/2018 (5) (10)	2,500,000	2,492,845
1.563% (LIBOR 1 Month+32 basis points), 1/2/2018 (5) (7)	2,500,000	2,500,030
1.570%, 4/4/2018 (5) (10)	2,500,000	2,486,415
1.590% (LIBOR 1 Month+34 basis points), 12/15/2017 (5) (7)	2,500,000	2,499,995
Bedford Row Funding Corp.:
1.382% (LIBOR 1 Month+14 basis points), 3/1/2018 (5) (7)	2,500,000	2,500,986
1.395% (LIBOR 1 Month+15 basis points), 5/11/2018 (5) (7)	2,500,000	2,500,312
1.465% (LIBOR 1 Month+22 basis points), 6/11/2018 (5) (7)	3,000,000	3,001,362
1.486% (LIBOR 1 Month+22 basis points), 8/17/2018 (5) (7)	2,500,000	2,500,489

1.507% (LIBOR 1 Month+22 basis points), 2/21/2018 (5) (7)	2,250,000	2,251,231
1.553% (LIBOR 1 Month+27 basis points), 12/18/2017 (5) (7)	2,500,000	2,500,446
Chesham Finance Ltd., 1.180%, 12/1/2017 (5) (10)	15,000,000	14,999,500
Kells Funding LLC, 1.310%, 12/7/2017 (5) (10)	3,000,000	2,999,315
Liberty Street Funding LLC:
1.210%, 12/1/2017 (5) (10)	4,000,000	3,999,867
1.210%, 12/4/2017 (5) (10)	3,000,000	2,999,597
1.460%, 2/16/2018 (5) (10)	3,000,000	2,990,438
Manhattan Asset Funding Co.:
1.404% (LIBOR 1 Month+16 basis points), 2/8/2018 (5) (7)	2,500,000	2,500,627
1.452% (LIBOR 1 Month+21 basis points), 5/4/2018 (5) (7)	3,000,000	3,000,984
1.510% (LIBOR 1 Month+16 basis points), 1/31/2018 (5) (7)	2,500,000	2,500,661
Old Line Funding LLC:
1.392% (LIBOR 1 Month+15 basis points), 6/5/2018 (5) (7)	3,500,000	3,500,001
1.403% (LIBOR 1 Month+12 basis points), 1/19/2018 (5) (7)	2,500,000	2,500,015
Regency Markets No. 1 LLC:
1.230%, 12/7/2017 (5) (10)	9,500,000	9,497,756
1.250%, 12/14/2017 (5) (10)	3,500,000	3,498,322
Ridgefield Funding Co. LLC:
1.425% (LIBOR 1 Month+18 basis points), 1/11/2018 (5) (7)	2,500,000	2,500,836
1.443% (LIBOR 1 Month+16 basis points), 12/18/2017 (5) (7)	3,500,000	3,500,432
Starbird Funding Corp., 1.180%, 12/1/2017 (5) (10)	9,000,000	8,999,700
Thunder Bay Funding LLC:
1.413% (LIBOR 1 Month+17 basis points), 7/2/2018 (5)	3,000,000	3,000,846
1.524% (LIBOR 1 Month+23 basis points), 6/22/2018 (5) (7)	2,500,000	2,500,205

		104,086,494
Automobiles - 3.9%
Toyota Motor Credit Corp., 1.463% (LIBOR 1 Month+18 basis points), 6/15/2018 (7)	3,000,000	3,000,917
Toyota Motor Credit Corp.:
1.423% (LIBOR 1 Month+18 basis points), 4/27/2018 (7)	3,000,000	3,001,788
1.433% (LIBOR 1 Month+19 basis points), 6/4/2018 (7)	2,500,000	2,501,133
1.454% (LIBOR 1 Month+19 basis points), 5/10/2018 (7)	2,500,000	2,501,401
1.457% (LIBOR 1 Month+17 basis points), 3/12/2018 (7)	4,000,000	4,001,972

		15,007,211
Diversified Financial Services - 4.5%
Collateralized Commercial Paper Co. LLC:
1.483% (LIBOR 1 Month+20 basis points), 7/20/2018 (7)	3,500,000	3,499,337
1.560%, 4/17/2018 (10)	3,500,000	3,478,654
JP Morgan Securities LLC:
1.442% (LIBOR 1 Month+20 basis points), 4/6/2018 (7)	2,500,000	2,501,240
1.444% (LIBOR 1 Month+15 basis points), 12/22/2017 (7)	3,000,000	3,000,469
National Rural Utilities, 1.200%, 12/14/2017 (10)	5,000,000	4,997,679

		17,477,379
Foreign Banks - 15.4%
Commonwealth Bank of Australia:
1.445% (LIBOR 1 Month+20 basis points), 5/11/2018 (5) (7)	2,500,000	2,501,298
1.445% (LIBOR 1 Month+20 basis points), 10/11/2018 (5) (7)	3,000,000	3,000,962
1.473% (LIBOR 1 Month+16 basis points), 7/23/2018 (5) (7)	2,000,000	2,000,480
DNB Bank ASA, 1.160%, 12/4/2017 (5) (10)	10,000,000	9,998,722
Macquarie Bank, Ltd.:
1.430%, 1/16/2018 (5) (10)	3,500,000	3,493,608
1.450%, 1/17/2018 (5) (10)	2,500,000	2,495,330
National Australia Bank, Ltd.:
1.547% (LIBOR 1 Month+20 basis points), 10/29/2018 (5) (7)	3,000,000	3,000,811
1.592% (LIBOR 1 Month+35 basis points), 3/6/2018 (5) (7)	2,000,000	2,001,869
Natixis, NY Branch, 1.080%, 12/1/2017 (10)	15,000,000	14,999,535
Suncorp Metway, Ltd.:
1.460%, 2/5/2018 (5) (10)	3,000,000	2,991,781
1.520%, 3/21/2018 (5) (10)	2,500,000	2,488,098
Swedbank, 1.160%, 12/4/2017 (10)	5,500,000	5,499,291
Toronto Dominion Bank, 1.433% (LIBOR 1 Month+19 basis points), 10/3/2018 (5) (7)	2,500,000	2,500,311
Westpac Banking Corp., 1.436% (LIBOR 1 Month+19 basis points), 9/10/2018 (5) (7)	3,000,000	3,000,385

		59,972,481

Life Insurance - 1.4%
MetLife Short Term Funding LLC:
1.220%, 12/5/2017 (5) (10)	3,000,000	2,999,520
1.220%, 12/15/2017 (5) (10)	2,525,000	2,523,774

		5,523,294
Machinery Manufacturing - 1.3%
Caterpillar Financial Service Corp., 1.200%, 12/4/2017 (10)	5,000,000	4,999,266
Retail - 0.7%
Wal-Mart Stores, Inc., 1.170%, 12/4/2017 (5) (10)	2,722,000	2,721,664
Utilities - 3.3%
Florida Power & Light Co.:
1.180%, 12/1/2017 (10)	1,875,000	1,874,926
1.240%, 12/5/2017 (10)	11,000,000	10,997,811

		12,872,737
Winding Up Agencies - 2.8%
Erste Abwicklungsanstalt:
1.200%, 12/1/2017 (5) (10)	3,500,000	3,499,888
1.250%, 12/15/2017 (5) (10)	3,000,000	2,998,531
1.300%, 12/7/2017 (5) (10)	2,000,000	1,999,547
1.320%, 12/13/2017 (5) (10)	2,500,000	2,498,941

		10,996,907

Total Commercial Paper (identified cost $233,638,658)		233,657,433

Mutual Funds - 5.2%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 0.960%	4,355,689	4,355,689
Invesco Government & Agency Portfolio - Institutional Class, 0.980%	16,000,000	16,000,000

Total Mutual Funds (identified cost $20,355,689)		20,355,689

Repurchase Agreements - 12.9%
Agreement with Goldman Sachs Group, Inc., 1.030%, dated 11/30/2017, to be repurchased at $20,000,572 on 12/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2032, with a market value of $20,344,422	$20,000,000	20,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.050%, dated 11/30/2017, to be repurchased at $30,000,875 on 12/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2050, with a market value of $30,515,450	30,000,000	30,000,000

Total Repurchase Agreements (identified cost $50,000,000)		50,000,000

Total Investments - 100.1% (identified cost $389,019,471)		389,059,636
Other Assets and Liabilities - (0.1)%		(343,569)

Total Net Assets - 100.0%		$388,716,067

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2017. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2017. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At November 30, 2017 these securities amounted to:

Fund	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$1,379,114	2.66%
Disciplined International Equity Fund	1,331,261	1.80
TCH Emerging Markets Bond Fund	8,513,402	69.72
Alternative Strategies Fund
Long	67,834	0.08
Short	450,694	0.54
Global Long/Short Equity Fund
Long	45,133	0.38
Short	299,938	2.54
Ultra Short Tax-Free Fund	101,577,230	16.73
Short Tax-Free Fund	18,260,711	9.48
Short-Term Income Fund	34,310,125	13.01
Intermediate Tax-Free Fund	47,343,722	2.94
Strategic Income Fund	36,058,236	32.68
TCH Corporate Income Fund	32,357,682	12.46
TCH Core Plus Bond Fund	63,348,564	5.98
High Yield Bond Fund	5,493,126	40.53
Tax-Free Money Market Fund	33,475,000	9.82
Prime Money Market Fund	160,863,248	39.65
Institutional Prime Money Market Fund	162,802,014	41.88

(6)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(7)	Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2017.

(8)	Issue is in default or bankruptcy.

(9)	All or a portion of this security is segregated as collateral for securities sold short.

(10)	Each issue shows the rate of the discount at the time of purchase.

(11)	Denotes a variable rate security.

(12)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(13)	Purchased on a when-issued or delayed delivery basis.

(14)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(15)	Securities have redemption features that may delay redemption beyond seven days.

(16)	Securities that are subject to alternative minimum tax of the Ultra Short Tax-Free Fund and Intermediate Tax-Free Fund portfolios’ represent 0.06% and 2.14%, as calculated based upon total portfolio market value.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Public Finance Guarantee
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2017, the Corporation consisted of 43 portfolios, including 28 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios which are disclosed, with Notes to Schedules of Investments, separately within this quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund (1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of November 30, 2017:

Description	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.028%	$29,638,071

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$964,229	$1,039,957
Disciplined International Equity Fund	2,158,116	2,286,639
Pyrford International Stock Fund	13,863,983	14,458,927
LGM Emerging Markets Equity Fund	8,633,710	9,254,379
TCH Emerging Markets Bond Fund	2,276,682	2,325,725
Global Long/Short Equity Fund	264,133	272,444

Total	$28,160,853	$29,638,071

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of November 30, 2017 (1):

Description	Value
Apple Inc., 1.221%, 12/18/2017 (3)	$9,994,239
Atlantic Asset Securitization LLC, 1.240%, 12/8/2017 (3)	7,498,192
Atlantic Asset Securitization LLC, 1.382%, 1/16/2018 (3)	4,991,183
Atlantic Asset Securitization LLC, 1.485%, 2/21/2018 (3)	3,986,516
Atlantic Asset Securitization LLC, 1.524%, 2/8/2018 (3)	7,228,878
Atlantic Asset Securitization LLC, 1.563% (LIBOR 1 Month+32 basis points), 1/2/2018 (2)	12,500,000
Atlantic Asset Securitization LLC, 1.579%, 4/4/2018 (3)	6,216,201
Atlantic Asset Securitization LLC, 1.590% (LIBOR 1 Month+34 basis points), 12/15/2017 (2)	7,500,000
Bank of Nova Scotia, 1.463% (LIBOR 1 Month+18 basis points), 5/18/2018 (2)	5,001,065
Bank of Nova Scotia, 1.486% (LIBOR 1 Month+23 basis points), 9/17/2018 (2)	5,002,345
Bank of Nova Scotia, 1.692% (LIBOR 1 Month+48 basis points), 2/2/2018 (2)	4,003,912
Bedford Row Funding Corp., 1.382% (LIBOR 1 Month+14 basis points), 3/1/2018 (2)	7,850,000
Bedford Row Funding Corp., 1.395% (LIBOR 1 Month+15 basis points), 5/11/2018 (2)	5,000,000
Bedford Row Funding Corp., 1.465% (LIBOR 1 Month+22 basis points), 6/11/2018 (2)	7,500,000
Bedford Row Funding Corp., 1.486% (LIBOR 1 Month+22 basis points), 8/17/2018 (2)	6,500,000

Bedford Row Funding Corp., 1.507% (LIBOR 1 Month+22 basis points), 2/21/2018 (2)	5,000,000
Bedford Row Funding Corp., 1.553% (LIBOR 1 Month+27 basis points), 12/18/2017 (2)	5,000,000
BlackRock Liquidity Funds FedFund Portfolio, 1.048%	4,382,695
BMO Government Money Market Fund, 0.890% (4)	53,000,000
BMO Institutional Prime Money Market Fund, 1.120% (4)	310,031,000
Collateralized Commercial Paper Co. LLC, 1.483% (LIBOR 1 Month+20 basis points), 7/20/2018 (2)	7,500,000
Collateralized Commercial Paper Co. LLC, 1.569%, 4/17/2018 (3)	4,970,317
Commonwealth Bank of Australia, 1.430% (LIBOR 1 Month+17 basis points), 8/15/2018 (2)	5,001,075
Commonwealth Bank of Australia, 1.445% (LIBOR 1 Month+20 basis points), 10/11/2018 (2)	5,500,000
Commonwealth Bank of Australia, 1.445% (LIBOR 1 Month+20 basis points), 5/11/2018 (2)	6,000,000
Commonwealth Bank of Australia, 1.492% (LIBOR 1 Month+16 basis points), 7/23/2018 (2)	3,200,000
Credit Suisse New York, 1.503% (LIBOR 1 Month+26 basis points), 8/20/2018 (2)	6,997,249
DNB Bank ASA, 1.160%, 12/4/2017 (3)	9,999,033
Erste Abwicklungsanstalt, 1.200%, 12/12/2017 (3)	12,495,417
Erste Abwicklungsanstalt, 1.300%, 12/7/2017 (3)	6,998,483
Erste Abwicklungsanstalt, 1.321%, 12/13/2017 (3)	7,496,700
Erste Abwicklungsanstalt, 1.352%, 1/19/2018 (3)	7,486,219
Erste Abwicklungsanstalt, 1.393%, 1/26/2018 (3)	4,989,189
HSBC Bank USA NA, 1.493% (LIBOR 1 Month+21 basis points), 11/20/2018 (2)	7,502,078
HSBC Bank USA NA, 1.613% (LIBOR 1 Month+33 basis points), 3/20/2018 (2)	5,004,545
Illinois Tool Works, Inc., 1.160%, 12/13/2017 (3)	4,998,067
JP Morgan Securities LLC, 1.442% (LIBOR 1 Month+20 basis points), 4/6/2018 (2)	7,500,000
JP Morgan Chase Bank NA, 1.444% (LIBOR 1 Month+15 basis points), 12/22/2017 (2)	5,750,000
JP Morgan Securities LLC, 1.355%, 1/2/2018	7,500,000
Liberty Street Funding LLC, 1.351%, 12/13/2017 (3)	7,996,400
Liberty Street Funding LLC, 1.465%, 2/16/2018 (3)	4,984,386
Macquarie Bank Ltd., 1.220%, 12/11/2017 (3)	3,998,644
Macquarie Bank Ltd., 1.260%, 12/12/2017 (3)	6,997,305
Macquarie Bank Ltd., 1.433%, 1/16/2018 (3)	4,990,864
Macquarie Bank Ltd., 1.453%, 1/17/2018 (3)	4,990,535
Manhattan Asset Funding Co., 1.382% (LIBOR 1 Month+14 basis points), 12/5/2017 (2)	5,000,000
Manhattan Asset Funding Co., 1.404% (LIBOR 1 Month+16 basis points), 2/8/2018 (2)	7,500,000
Manhattan Asset Funding Co., 1.452% (LIBOR 1 Month+21 basis points), 5/4/2018 (2)	5,000,000
Manhattan Asset Funding Co., 1.509% (LIBOR 1 Month+16 basis points), 1/31/2018 (2)	5,000,000
Mitsubishi UFJ Trust & Banking Corp., 1.422% (LIBOR 1 Month+18 basis points), 2/9/2018 (2)	7,503,120
Mitsubishi UFJ Trust & Banking Corp., 1.438%, 3/8/2018	7,498,830
Mitsubishi UFJ Trust & Banking Corp., 1.567% (LIBOR 1 Month+22 basis points), 6/29/2018 (2)	7,500,000
Mizuho Bank, Ltd., 1.446% (LIBOR 1 Month+20 basis points), 4/10/2018 (2)	6,301,619
Mizuho Bank, Ltd., 1.453% (LIBOR 1 Month+19 basis points), 3/15/2018 (2)	7,502,790
Mizuho Bank, Ltd., 1.464% (LIBOR 1 Month+22 basis points), 5/8/2018 (2)	7,502,273
Mizuho Bank, Ltd., 1.483% (LIBOR 1 Month+20 basis points), 4/19/2018 (2)	5,001,120
Mizuho Bank, Ltd., 1.510%, 6/18/2018	7,476,278
National Australia Bank Ltd., 1.547% (LIBOR 1 Month+20 basis points), 10/29/2018 (2)	10,000,000
National Australia Bank Ltd., 1.592% (LIBOR 1 Month+35 basis points), 3/6/2018 (2)	5,000,000
National Rural Utilities Co., 1.150%, 12/4/2017 (3)	7,499,281
National Rural Utilities Co., 1.160%, 12/1/2017 (3)	5,500,000

Natixis, NY Branch, 1.160%, 12/7/2017 (3)	19,996,133
Natixis, NY Branch, 1.170%, 12/5/2017 (3)	19,997,400
Nordea Bank AB, 1.200%, 12/4/2017 (3)	7,499,250
Norinchukin Bank (New York), 1.467% (LIBOR 1 Month+18 basis points), 5/21/2018 (2)	7,500,075
Novartis Finance Corp., 1.147%, 12/13/2017 (3)	26,989,685
Novartis Finance Corp., 1.160%, 12/14/2017 (3)	9,995,811
Old Line Funding LLC, 1.392% (LIBOR 1 Month+15 basis points), 6/5/2018 (2)	7,500,000
Old Line Funding LLC, 1.403% (LIBOR 1 Month+12 basis points), 1/19/2018 (2)	5,000,000
Paccar Financial Corp., 1.150%, 12/14/2017 (3)	8,996,263
Regency Markets No.1 LLC, 1.218%, 12/7/2017 (3)	12,497,463
Regency Markets No.1 LLC, 1.230%, 12/6/2017 (3)	7,998,633
Regency Markets No.1 LLC, 1.251%, 12/14/2017 (3)	12,494,358
Ridgefield Funding Co. LLC, 1.425% (LIBOR 1 Month+18 basis points), 1/11/2018 (2)	8,750,000
Ridgefield Funding Co. LLC, 1.443% (LIBOR 1 Month+16 basis points), 12/18/2017 (2)	10,000,000
Starbird Funding Corp., 1.180%, 12/1/2017 (3)	8,750,000
State Street Bank & Trust Co., 1.400%, 2/9/2018	4,999,650
Statoil ASA, 1.302%, 1/8/2018 (3)	9,986,278
Sumitomo Mitsui Banking Corp., 1.480%, 6/18/2018	4,999,760
Sumitomo Mitsui Banking Corp., 1.483% (LIBOR 1 Month+20 basis points), 4/19/2018 (2)	5,901,092
Sumitomo Mitsui Banking Corp., 1.503% (LIBOR 1 Month+22 basis points), 5/18/2018 (2)	7,501,208
Suncorp Metway Ltd., 1.464%, 2/5/2018 (3)	7,479,925
Suncorp Metway Ltd., 1.527%, 3/21/2018 (3)	4,976,778
Swedbank, 1.160%, 12/4/2017 (3)	11,998,840
Swedbank, 1.160%, 12/6/2017	15,499,969
Swedbank, 1.321%, 12/14/2017 (3)	7,496,425
Thunder Bay Funding LLC, 1.191%, 12/14/2017 (3)	8,746,240
Thunder Bay Funding LLC, 1.413% (LIBOR 1 Month+17 basis points), 7/2/2018 (2)	7,500,000
Thunder Bay Funding LLC, 1.524% (LIBOR 1 Month+23 basis points), 6/22/2018 (2)	5,000,000
Toronto Dominion Bank, 1.433% (LIBOR 1 Month+19 basis points), 10/3/2018 (2)	5,000,000
Toronto Dominion Bank, 1.446% (LIBOR 1 Month+20 basis points), 8/10/2018 (2)	5,000,450
Toronto Dominion Bank, 1.500%, 6/6/2018	6,500,000
Toronto Dominion Bank, 1.585% (LIBOR 1 Month+34 basis points), 3/13/2018 (2)	5,505,071
Toronto Dominion Bank, 1.766% (LIBOR 1 Month+52 basis points), 1/10/2018 (2)	6,504,628
Toyota Motor Credit Corp., 1.423% (LIBOR 1 Month+18 basis points), 4/27/2018 (2)	7,450,000
Toyota Motor Credit Corp., 1.433% (LIBOR 1 Month+19 basis points), 6/4/2018 (2)	6,500,000
Toyota Motor Credit Corp., 1.453% (LIBOR 1 Month+19 basis points), 5/10/2018 (2)	7,500,000
Toyota Motor Credit Corp., 1.457% (LIBOR 1 Month+17 basis points), 3/12/2018 (2)	5,000,000
Toyota Motor Credit Corp., 1.463% (LIBOR 1 Month+18 basis points), 6/15/2018 (2)	5,000,000
Victory Receivables Corp., 1.300%, 12/5/2017 (3)	7,498,917
Victory Receivables Corp., 1.402%, 1/5/2018 (3)	4,993,194
Wal-Mart Stores, Inc., 1.120%, 12/11/2017 (3)	14,995,332
Wal-Mart Stores, Inc., 1.160%, 12/8/2017 (3)	9,997,744
Wells Fargo Bank NA, 1.443% (LIBOR 1 Month+13 basis points), 12/19/2017 (2)	5,650,763
Wells Fargo Bank NA, 1.453% (LIBOR 1 Month+17 basis points), 4/20/2018 (2)	5,001,735
Wells Fargo Bank NA, 1.463%, 10/5/2018	6,500,663
Wells Fargo Bank NA, 1.485% (LIBOR 1 Month+24 basis points), 11/9/2018 (2)	7,251,378

Wells Fargo Bank NA, 1.550% (LIBOR 1 Month+20 basis points), 8/30/2018 (2)	4,999,980
Wells Fargo Bank NA, 1.686% (LIBOR 1 Month+44 basis points), 2/14/2018 (2)	5,005,010
Westpac Banking Corp., 1.436% (LIBOR 1 Month+19 basis points), 9/10/2018 (2)	7,500,000
Westpac Banking Corp., 1.536%, 8/10/2018 (3)	6,974,987
Other	(418,051)

Total	$1,167,781,080

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$72,624,190	$74,130,869
Dividend Income Fund	54,451,797	55,581,468
Large-Cap Value Fund	151,475,585	154,618,137
Large-Cap Growth Fund	147,775,937	150,841,734
Mid-Cap Value Fund	99,372,414	101,434,020
Mid-Cap Growth Fund	57,469,240	58,661,512
Small-Cap Value Fund	11,743,951	11,987,594
Small-Cap Core Fund	10,387,007	10,602,499
Small-Cap Growth Fund	45,217,018	46,155,102
Short-Term Income Fund	43,483,031	44,385,141
Strategic Income Fund	22,757,760	23,229,898
TCH Corporate Income Fund	94,996,061	96,966,874
TCH Core Plus Bond Fund	332,292,409	339,186,232

Total	$1,144,046,400	$1,167,781,080

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2017.

(3)	Each issue shows the rate of the discount at the time of purchase.

(4)	Denotes an investment in an affiliated entity.

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quaity. are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of November 30, 2017.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$159,562,385	$—	$—	$159,562,385
Short-Term Investments	1,607,970	74,130,869	—	75,738,839

Total	$161,170,355	$74,130,869	$—	$235,301,224

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$122,386,309	$—	$—	$122,386,309
Short-Term Investments	2,284,121	55,581,468	—	57,865,589

Total	$124,670,430	$55,581,468	$—	$180,251,898

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$355,182,058	$—	$—	$355,182,058
Short-Term Investments	4,114,635	154,618,137	—	158,732,772

Total	$359,296,693	$154,618,137	$—	$513,914,830

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$373,748,687	$—	$—	$373,748,687
Short-Term Investments	5,982,642	150,841,734	—	156,824,376

Total	$379,731,329	$150,841,734	$—	$530,573,063

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$215,667,016	$—	$—	$215,667,016
Short-Term Investments	3,247,567	101,434,020	—	104,681,587

Total	$218,914,583	$101,434,020	$—	$320,348,603

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$119,943,335	$—	$—	$119,943,335
Short-Term Investments	1,338,543	58,661,512	—	60,000,055

Total	$121,281,878	$58,661,512	$—	$179,943,390

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$70,176,606	$—	$—	$70,176,606
Short-Term Investments	805,459	11,987,594	—	12,793,053

Total	$70,982,065	$11,987,594	$—	$82,969,659

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$22,319,325	$—	$—	$22,319,325
Short-Term Investments	498,037	10,602,499	—	11,100,536

Total	$22,817,362	$10,602,499	$—	$33,419,861

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$144,224,243	$—	$—	$144,224,243
Short-Term Investments	2,929,059	46,155,102	—	49,084,161

Total	$147,153,302	$46,155,102	$—	$193,308,404

Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$430,100	$—	$430,100
Belgium	—	184,642	—	184,642
Bermuda	670,768	222,817	—	893,585
Canada	1,893,935	—	—	1,893,935
Cayman Islands	421,843	816,320	—	1,238,163
China	—	1,676,963	—	1,676,963
Czech Republic	—	656,982	—	656,982
Denmark	—	197,613	—	197,613
France	—	67,214	—	67,214
Germany	—	342,028	—	342,028
Guernsey	996,587	—	—	996,587
Hong Kong	—	4,058,663	—	4,058,663
Hungary	—	295,297	—	295,297
Ireland	119,964	—	—	119,964
Israel	—	682,781	—	682,781
Italy	—	300,784	—	300,784
Japan	—	4,908,758	—	4,908,758
Malaysia	—	2,478,676	—	2,478,676
Netherlands	—	62,075	—	62,075
New Zealand	—	1,494,841	—	1,494,841
Philippines	—	477,703	—	477,703
Singapore	—	2,555,359	—	2,555,359
South Korea	—	161,134	—	161,134
Switzerland	—	2,004,995	—	2,004,995
Taiwan	—	1,061,568	—	1,061,568
Thailand	—	575,596	—	575,596
United States	20,403,239	—	—	20,403,239
Common Stock Units	170,757	—	—	170,757
Short-Term Investments	2,279,744	—	—	2,279,744

Total	$26,956,837	$25,712,909	$—	$52,669,746

Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,297,968	$—	$4,297,968
Belgium	—	118,692	—	118,692
Cayman Islands	126,912	1,198,682	—	1,325,594
Denmark	—	2,694,453	—	2,694,453
Finland	—	1,996,291	—	1,996,291
France	—	8,658,951	—	8,658,951
Germany	—	5,117,463	—	5,117,463
Hong Kong	—	1,624,403	—	1,624,403
Ireland	1,051,840	—	—	1,051,840
Israel	180,526	—	—	180,526
Italy	—	1,142,448	—	1,142,448
Japan	—	17,896,525	—	17,896,525
Jersey	1,562,618	1,393,137	—	2,955,755
Luxembourg	360,856	358,229	—	719,085
Marshall Islands	80,460	—	—	80,460
Netherlands	468,977	1,716,625	—	2,185,602
New Zealand	—	160,587	—	160,587
Norway	—	492,306	—	492,306
Singapore	—	1,393,002	—	1,393,002
Spain	—	1,158,241	—	1,158,241
Sweden	—	1,637,874	—	1,637,874
Switzerland	1,202,882	3,227,094	—	4,429,976
United Kingdom	—	11,130,553	—	11,130,553
Short-Term Investments	4,138,210	—	—	4,138,210

Total	$9,173,281	$67,413,524	$—	$76,586,805

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$636,549,836	$—	$636,549,836
Preferred Stocks (1)	—	9,596,012	—	9,596,012
Short-Term Investments	44,088,668	—	—	44,088,668

Total	$44,088,668	$646,145,848	$—	$690,234,516

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$2,519,276	$3,881,281	$—	$6,400,557
Brazil	1,443,026	—	—	1,443,026
Cayman Islands	—	5,955,069	—	5,955,069
Chile	2,449,852	—	—	2,449,852
China	—	3,157,227	—	3,157,227
Egypt	—	5,497,896	—	5,497,896
Hong Kong	—	4,641,135	—	4,641,135
India	—	36,513,794	—	36,513,794
Indonesia	—	16,305,431	—	16,305,431
Malaysia	—	6,782,944	—	6,782,944
Mexico	13,537,395	—	—	13,537,395
Nigeria	—	1,805,938	—	1,805,938
Philippines	—	6,050,128	—	6,050,128
Russia	—	4,792,012	—	4,792,012
South Africa	—	11,875,329	—	11,875,329
Taiwan	—	3,954,598	—	3,954,598
Thailand	2,080,734	—	—	2,080,734
Turkey	—	3,073,422	—	3,073,422
United States	13,076,911	—	—	13,076,911
Vietnam	—	2,042,952	—	2,042,952
Common Stock Units	3,452,988	—	—	3,452,988
Participation Notes	—	2,991,563	—	2,991,563
Short-Term Investments	15,612,304	—	—	15,612,304

Total	$54,172,486	$119,320,719	$—	$173,493,205

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$6,534,136	$—	$6,534,136
International Bonds	—	4,639,466	—	4,639,466
Short-Term Investments	3,203,949	—	—	3,203,949

Total	$3,203,949	$11,173,602	$—	$14,377,551

Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$6,409	$—	$6,409
Common Stocks
Australia	—	129,992	—	129,992
Bermuda	1,123,890	—	—	1,123,890
Canada	844,257	—	—	844,257
Cayman Islands	—	50,360	—	50,360
Chile	94,951	—	—	94,951
China	—	102,739	—	102,739
Denmark	—	59,391	—	59,391
France	—	261,907	—	261,907
Germany	—	27,902	—	27,902
Hungary	—	148,790	—	148,790
Ireland	1,796,235	—	—	1,796,235
Italy	—	240,202	—	240,202
Japan	—	1,717,661	—	1,717,661
Jersey	—	67,834	—	67,834
Luxembourg	391,928	—	—	391,928
Netherlands	295,579	546,235	—	841,814
New Zealand	—	167,000	—	167,000
Norway	—	56,046	—	56,046
Panama	119,161	—	—	119,161
Poland	—	84,663	—	84,663
Singapore	681,148	—	—	681,148
South Korea	—	253,748	—	253,748
Sweden	—	67,706	—	67,706
Taiwan	—	71,238	—	71,238
United Kingdom	801,575	567,257	—	1,368,832
United States	35,212,479	—	—	35,212,479
Corporate Bonds & Notes	—	—	—	—
Limited Partnership Units	596,155	—	—	596,155
Mutual Funds	611,344	—	—	611,344
Purchased Options	2,387,703	—	—	2,387,703
Short-Term Investments	22,655,241	12,495,802	—	35,151,043

Total	$67,611,646	$17,122,882	$—	$84,734,528

Liabilities-Short
Common Stocks
Australia	$—	$36,319	$—	$36,319
Bermuda	—	25,963	—	25,963
Canada	518,877	—	—	518,877
Finland	—	27,544	—	27,544
France	—	168,042	—	168,042
Germany	—	209,744	—	209,744
Ireland	439,024	—	—	439,024
Japan	—	1,197,192	—	1,197,192
Netherlands	171,184	134,470	—	305,654
New Zealand	—	53,483	—	53,483
Norway	—	140,695	—	140,695
Spain	—	106,204	—	106,204
Sweden	—	126,747	—	126,747
Switzerland	—	363,138	—	363,138
United Kingdom	171,115	627,237	—	798,352
United States	8,828,060	—	—	8,828,060
Exchange Traded Funds	4,377,346	—	—	4,377,346
Limited Partnership Units	100,902	—	—	100,902
Written Options	3,315,189	—	—	3,315,189

Total	$17,921,697	$3,216,778	$—	$21,138,475

Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$86,515	$—	$86,515
Bermuda	431,549	—	—	431,549
Canada	358,112	—	—	358,112
Cayman Islands	—	33,453	—	33,453
China	—	68,214	—	68,214
Denmark	—	39,525	—	39,525
France	—	174,315	—	174,315
Germany	—	18,572	—	18,572
Greece	—	44,129	—	44,129
Hungary	—	99,030	—	99,030
Ireland	46,118	—	—	46,118
Italy	—	159,861	—	159,861
Japan	—	1,135,437	—	1,135,437
Jersey	—	45,133	—	45,133
Luxembourg	260,831	—	—	260,831
Netherlands	—	363,511	—	363,511
New Zealand	—	111,144	—	111,144
Norway	—	37,299	—	37,299
Panama	79,306	—	—	79,306
Poland	—	56,430	—	56,430
South Korea	—	171,515	—	171,515
Sweden	—	45,057	—	45,057
Taiwan	—	47,492	—	47,492
United Kingdom	—	377,487	—	377,487
United States	6,813,513	—	—	6,813,513
Short-Term Investments	4,712,414	—	—	4,712,414

Total	$12,701,843	$3,114,119	$—	$15,815,962

Liabilities-Short
Common Stocks
Australia	$—	$24,172	$—	$24,172
Bermuda	—	17,292	—	17,292
Finland	—	18,332	—	18,332
Germany	—	137,287	—	137,287
Japan	—	783,855	—	783,855
Netherlands	—	89,488	—	89,488
New Zealand	—	35,626	—	35,626
Norway	—	93,630	—	93,630
Spain	—	70,671	—	70,671
Sweden	—	84,349	—	84,349
Switzerland	—	31,748	—	31,748
United Kingdom	—	417,436	—	417,436
United States	2,063,808	—	—	2,063,808

Total	$2,063,808	$1,803,886	$—	$3,867,694

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$564,492,989	$—	$564,492,989
Short-Term Investments	3,237,488	43,023,647	—	46,261,135

Total	$3,237,488	$607,516,636	$—	$610,754,124

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$189,062,460	$—	$189,062,460
Mutual Funds	866,571	—	—	866,571
Short-Term Investments	121,558	1,703,224	—	1,824,782

Total	$988,129	$190,765,684	$—	$191,753,813

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$54,316,171	$—	$54,316,171
Collateralized Mortgage Obligations	—	9,695,464	—	9,695,464
Commercial Mortgage Securities	—	20,195,864	—	20,195,864
Corporate Bonds & Notes	—	111,791,353	—	111,791,353
Mutual Funds	3,712,308	—	—	4,713,329	*
U.S. Government & U.S. Government Agency Obligations	—	41,704,162	—	41,704,162
U.S. Government Agency-Mortgage Securities	—	1,144,139	—	1,144,139
Short-Term Investments	3,584,030	65,271,923	—	68,855,953

Total	$7,296,338	$304,119,076	$—	$312,416,435

*	Total includes a $1,001,021 private placement senior loan fund holding valued using practical expedient.

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,585,164,870	$—	$1,585,164,870
Mutual Funds	16,252,535	—	—	16,252,535
Short-Term Investments	119,680	2,002,360	—	2,122,040

Total	$16,372,215	$1,587,167,230	$—	$1,603,539,445

Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$242,654	$—	$242,654
Collateralized Mortgage Obligations	—	11,143,693	—	11,143,693
Commercial Mortgage Securities	—	6,638,430	—	6,638,430
Corporate Bonds & Notes	—	72,604,676	—	72,604,676
U.S. Government Agency-Mortgage Securities	—	15,159,412	—	15,159,412
Short-Term Investments	4,436,633	23,229,898	—	27,666,531

Total	$4,436,633	$129,018,763	$—	$133,455,396

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$250,031,343	$—	$250,031,343
Municipals	—	559,475	—	559,475
U.S. Government & U.S. Government Agency Obligations	—	5,417,128	—	5,417,128
Short-Term Investments	4,857,056	96,966,874	—	101,823,930

Total	$4,857,056	$352,974,820	$—	$357,831,876

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$22,478,515	$—	$22,478,515
Commercial Mortgage Securities	—	27,795,596	—	27,795,596
Corporate Bonds & Notes	—	460,126,331	—	460,126,331
Municipals	—	335,685	—	335,685
U.S. Government & U.S. Government Agency Obligations	—	143,562,328	—	143,562,328
U.S. Government Agency-Mortgage Securities	—	362,076,612	—	362,076,612
Short-Term Investments	27,016,441	339,186,232	—	366,202,673

Total	$27,016,441	$1,355,561,299	$—	$1,382,577,740

High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$13,031,404	$—	$13,031,404
Short-Term Investments	251,320	—	—	251,320

Total	$251,320	$13,031,404	$—	$13,282,724

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$180,000,000	$—	$—	$180,000,000
Repurchase Agreements	—	833,600,255	—	833,600,255
U.S. Government & U.S. Government Agency Obligations	—	2,623,391,287	—	2,623,391,287

Total	$180,000,000	$3,456,991,542	$—	$3,636,991,542

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$332,423,209	$—	$332,423,209
Mutual Funds	13,740,470	—	—	13,740,470

Total	$13,740,470	$332,423,209	$—	$346,163,679

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$110,525,297	$—	$110,525,297
Commercial Paper	—	226,541,358	—	226,541,358
Municipals	—	15,575,000	—	15,575,000
Mutual Funds	22,000,000	—	—	22,000,000
Repurchase Agreements	—	31,267,502	—	31,267,502

Total	$22,000,000	$383,909,157	$—	$405,909,157

Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$85,046,514	$—	$85,046,514
Commercial Paper	—	233,657,433	—	233,657,433
Mutual Funds	20,355,689	—	—	20,355,689
Repurchase Agreements	—	50,000,000	—	50,000,000

Total	$20,355,689	$368,703,947	$—	$389,059,636

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Futures Contracts	$543,478	$—	$—	$543,478
Short Futures Contracts	96,444	—	—	96,444

Total Forwards	$639,922	$—	$—	$639,922

Long Forward Contracts	$—	$(519,117)	$—	$(519,117)
Short Forward Contracts	—	(20,206)	—	(20,206)

Total Futures	$—	$(539,323)	$—	$(539,323)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. There were no transfers between categorization levels at November 30, 2017.

4. Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.890%
Ultra Short Tax-Free Fund	$80,322	$22,348,897	$19,191,731	$—	$—	$3,237,488	$819	$—
Short Tax-Free Fund	115,488	5,613,081	5,607,011	—	—	121,558	330	—
Intermediate Tax-Free Fund	79,783	27,001,568	26,961,671	—	—	119,680	831	—
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.120%
Low Volatility Equity Fund	2,833,143	5,619,733	6,844,927	161	(140)	1,607,970	6,612	—
Dividend Income Fund	2,075,405	3,224,909	3,016,288	183	(88)	2,284,121	5,511	—
Large-Cap Value Fund	4,411,207	7,934,408	8,230,919	305	(366)	4,114,635	11,547	—
Large-Cap Growth Fund	4,542,780	11,835,473	10,395,372	237	(476)	5,982,642	11,738	—
Mid-Cap Value Fund	1,880,791	7,209,970	5,843,435	324	(83)	3,247,567	7,991	—
Mid-Cap Growth Fund	1,947,313	3,168,074	3,776,809	132	(167)	1,338,543	4,353	—
Small-Cap Value Fund	588,562	2,170,629	1,953,702	71	(101)	805,459	2,364	—
Small-Cap Core Fund	369,001	1,172,658	1,043,640	43	(25)	498,037	1,149	—
Small-Cap Growth Fund	1,560,493	9,350,681	7,982,383	224	44	2,929,059	6,386	—
Short-Term Income Fund	4,464,102	55,308,409	56,187,990	136	(627)	3,584,030	19,198	—
Strategic Income Fund	938,029	12,753,106	9,254,811	444	(135)	4,436,633	6,999	—
TCH Corporate Income Fund	4,410,836	15,997,079	15,551,065	484	(278)	4,857,056	16,148	—
TCH Core Plus Bond Fund	46,560,055	64,763,424	84,308,164	1,809	(683)	27,016,441	104,358	—
High Yield Bond Fund	360,045	1,235,108	1,343,806	21	(48)	251,320	810	—
Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	866,132	2,162	—	(1,723)	—	866,571	2,250	—
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,108,497	12,750	—	(10,161)	—	5,111,086	13,269	—

In-Retirement Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.2%

Large-Cap Funds - 18.2%
BMO Dividend Income Fund - Institutional Class (1)	18,661	$294,851
BMO Large-Cap Growth Fund - Institutional Class (1)	9,652	184,159
BMO Large-Cap Value Fund - Institutional Class (1)	24,961	434,829
BMO Low Volatility Equity Fund - Institutional Class (1)	27,675	418,721
Harbor Capital Appreciation Fund - Retirement Class	2,367	182,011
T Rowe Price Growth Stock Fund - Institutional Class	2,571	183,820
Vanguard Equity Income Fund - Institutional Class	4,549	356,226
Vanguard Institutional Index Fund - Institutional Class	3,005	727,155

Total Large-Cap Funds		2,781,772

Mid-Cap Funds - 3.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	4,524	76,916
BMO Mid-Cap Value Fund - Institutional Class (1)	14,478	185,897
Vanguard Mid-Cap Index Fund - Institutional Class	5,126	215,824

Total Mid-Cap Funds		478,637

Small-Cap Funds - 1.2%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	2,252	46,571
Goldman Sachs Small Cap Value Fund - Institutional Class	2,087	139,983

Total Small-Cap Funds		186,554

International Funds - 11.5%
BMO Disciplined International Equity Fund - Institutional Class (1)	26,697	306,218
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	14,826	240,180
BMO Pyrford International Stock Fund - Institutional Class (1)	30,272	413,207
DFA International Small Company Portfolio - Institutional Class	2,132	46,237
Dodge & Cox International Stock Fund - Retail Class	4,561	211,076
Harbor International Fund - Retirement Class	3,023	213,371
MFS International Value Fund - Class R6	7,274	319,838

Total International Funds		1,750,127

Fixed Income Funds - 54.3%
BMO High Yield Bond Fund - Institutional Class (1)	28,500	272,171
BMO TCH Core Plus Bond Fund - Institutional Class (1)	239,168	2,798,265
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	43,518	453,895
Federated Institutional High-Yield Bond Fund - Class R6	43,709	437,969
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	46,957	452,195
Metropolitan West Total Return Bond Fund - Plan Class	279,232	2,795,115
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	32,102	796,441
Vanguard Short-Term Investment Grade Fund - Institutional Class	28,250	300,867

Total Fixed Income Funds		8,306,918

Alternative Funds - 9.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	97,143	1,058,856
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	89,974	451,669

Total Alternative Funds		1,510,525

Total Mutual Funds (identified cost $12,529,374)		15,014,533

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	155,907	155,922

Total Short-Term Investments (identified cost $155,907)		155,922

Total Investments - 99.2% (identified cost $12,685,281)	15,170,455
Other Assets and Liabilities - 0.8%	128,278

Total Net Assets - 100.0%	$15,298,733

2015 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 21.1%
BMO Dividend Income Fund - Institutional Class (1)	4,027	$63,627
BMO Large-Cap Growth Fund - Institutional Class (1)	3,501	66,803
BMO Large-Cap Value Fund - Institutional Class (1)	7,277	126,770
BMO Low Volatility Equity Fund - Institutional Class (1)	7,936	120,075
Harbor Capital Appreciation Fund - Retirement Class	869	66,789
T Rowe Price Growth Stock Fund - Institutional Class	935	66,834
Vanguard Equity Income Fund - Institutional Class	1,152	90,226
Vanguard Institutional Index Fund - Institutional Class	871	210,711

Total Large-Cap Funds		811,835

Mid-Cap Funds - 4.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	1,369	23,276
BMO Mid-Cap Value Fund - Institutional Class (1)	4,941	63,447
Vanguard Mid-Cap Index Fund - Institutional Class	1,747	73,539

Total Mid-Cap Funds		160,262

Small-Cap Funds - 1.6%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	973	20,113
Goldman Sachs Small Cap Value Fund - Institutional Class	646	43,351

Total Small-Cap Funds		63,464

International Funds - 13.8%
BMO Disciplined International Equity Fund - Institutional Class (1)	7,849	90,034
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	4,874	78,956
BMO Pyrford International Stock Fund - Institutional Class (1)	8,524	116,358
DFA International Small Company Portfolio - Institutional Class	712	15,453
Dodge & Cox International Stock Fund - Retail Class	1,494	69,158
Harbor International Fund - Retirement Class	1,130	79,740
MFS International Value Fund - Class R6	1,887	82,962

Total International Funds		532,661

Fixed Income Funds - 47.7%
BMO High Yield Bond Fund - Institutional Class (1)	6,043	57,709
BMO TCH Core Plus Bond Fund - Institutional Class (1)	54,919	642,548
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	10,365	108,108
Federated Institutional High-Yield Bond Fund - Class R6	9,983	100,028
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	10,758	103,599
Metropolitan West Total Return Bond Fund - Plan Class	64,172	642,364
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	7,313	181,444

Total Fixed Income Funds		1,835,800

Alternative Funds - 10.6%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	26,542	289,313
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	23,875	119,854

Total Alternative Funds		409,167

Total Mutual Funds (identified cost $3,442,511)		3,813,189

Short-Term Investments - 0.8%

Mutual Funds - 0.8%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	29,688	29,692

Total Short-Term Investments (identified cost $29,689)		29,692

Total Investments - 99.8% (identified cost $3,472,200)	3,842,881
Other Assets and Liabilities - 0.2%	9,543

Total Net Assets - 100.0%	$3,852,424

2020 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 30.2%
BMO Dividend Income Fund - Institutional Class (1)	95,535	$1,509,453
BMO Large-Cap Growth Fund - Institutional Class (1)	112,565	2,147,740
BMO Large-Cap Value Fund - Institutional Class (1)	212,114	3,695,022
BMO Low Volatility Equity Fund - Institutional Class (1)	233,491	3,532,718
Harbor Capital Appreciation Fund - Retirement Class	27,518	2,116,119
T Rowe Price Growth Stock Fund - Institutional Class	29,965	2,142,780
Vanguard Equity Income Fund - Institutional Class	29,943	2,344,807
Vanguard Institutional Index Fund - Institutional Class	31,089	7,523,626

Total Large-Cap Funds		25,012,265

Mid-Cap Funds - 7.0%
BMO Mid-Cap Growth Fund - Institutional Class (1)	87,706	1,491,006
BMO Mid-Cap Value Fund - Institutional Class (1)	156,442	2,008,715
Vanguard Mid-Cap Index Fund - Institutional Class	53,467	2,250,965

Total Mid-Cap Funds		5,750,686

Small-Cap Funds - 2.6%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	40,068	828,616
Goldman Sachs Small Cap Value Fund - Institutional Class	19,914	1,335,618

Total Small-Cap Funds		2,164,234

International Funds - 20.2%
BMO Disciplined International Equity Fund - Institutional Class (1)	230,575	2,644,692
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	170,534	2,762,650
BMO Pyrford International Stock Fund - Institutional Class (1)	272,724	3,722,680
DFA International Small Company Portfolio - Institutional Class	19,142	415,182
Dodge & Cox International Stock Fund - Retail Class	47,637	2,204,658
Harbor International Fund - Retirement Class	33,843	2,388,969
MFS International Value Fund - Class R6	58,077	2,553,639

Total International Funds		16,692,470

Fixed Income Funds - 29.9%
BMO High Yield Bond Fund - Institutional Class (1)	77,440	739,552
BMO TCH Core Plus Bond Fund - Institutional Class (1)	748,634	8,759,021
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	118,383	1,234,736
Federated Institutional High-Yield Bond Fund - Class R6	139,261	1,395,397
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	153,430	1,477,534
Metropolitan West Total Return Bond Fund - Plan Class	866,598	8,674,645
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	99,114	2,459,008

Total Fixed Income Funds		24,739,893

Alternative Funds - 8.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	473,941	5,165,956
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	437,546	2,196,483

Total Alternative Funds		7,362,439

Total Mutual Funds (identified cost $60,077,736)		81,721,987

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	837,697	837,781

Total Short-Term Investments (identified cost $837,698)		837,781

Total Investments - 99.8% (identified cost $60,915,434)	82,559,768
Other Assets and Liabilities - 0.2%	170,136

Total Net Assets - 100.0%	$82,729,904

2025 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 32.8%
BMO Dividend Income Fund - Institutional Class (1)	18,546	$293,033
BMO Large-Cap Growth Fund - Institutional Class (1)	30,409	580,204
BMO Large-Cap Value Fund - Institutional Class (1)	62,247	1,084,338
BMO Low Volatility Equity Fund - Institutional Class (1)	46,271	700,086
Harbor Capital Appreciation Fund - Retirement Class	11,751	903,626
T Rowe Price Growth Stock Fund - Institutional Class	12,771	913,254
Vanguard Equity Income Fund - Institutional Class	5,176	405,299
Vanguard Institutional Index Fund - Institutional Class	10,048	2,431,666

Total Large-Cap Funds		7,311,506

Mid-Cap Funds - 9.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	36,725	624,320
BMO Mid-Cap Value Fund - Institutional Class (1)	50,865	653,101
Vanguard Mid-Cap Index Fund - Institutional Class	18,099	761,964

Total Mid-Cap Funds		2,039,385

Small-Cap Funds - 3.8%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	19,528	403,829
Goldman Sachs Small Cap Value Fund - Institutional Class	6,721	450,764

Total Small-Cap Funds		854,593

International Funds - 23.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	52,517	602,366
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	59,306	960,763
BMO Pyrford International Stock Fund - Institutional Class (1)	78,418	1,070,402
DFA International Small Company Portfolio - Institutional Class	7,228	156,769
Dodge & Cox International Stock Fund - Retail Class	18,044	835,094
Harbor International Fund - Retirement Class	13,207	932,273
MFS International Value Fund - Class R6	14,618	642,740

Total International Funds		5,200,407

Fixed Income Funds - 21.7%
BMO High Yield Bond Fund - Institutional Class (1)	16,151	154,239
BMO TCH Core Plus Bond Fund - Institutional Class (1)	144,281	1,688,085
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	23,253	242,524
Federated Institutional High-Yield Bond Fund - Class R6	28,525	285,816
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	31,965	307,825
Metropolitan West Total Return Bond Fund - Plan Class	168,448	1,686,165
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	18,550	460,228

Total Fixed Income Funds		4,824,882

Alternative Funds - 7.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	113,142	1,233,246
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	104,278	523,473

Total Alternative Funds		1,756,719

Total Mutual Funds (identified cost $18,889,292)		21,987,492

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	230,761	230,784

Total Short-Term Investments (identified cost $230,762)		230,784

Total Investments - 99.9% (identified cost $19,120,054)	22,218,276
Other Assets and Liabilities - 0.1%	31,020

Total Net Assets - 100.0%	$22,249,296

2030 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 36.7%
BMO Dividend Income Fund - Institutional Class (1)	87,100	$1,376,184
BMO Large-Cap Growth Fund - Institutional Class (1)	137,030	2,614,531
BMO Large-Cap Value Fund - Institutional Class (1)	311,091	5,419,213
BMO Low Volatility Equity Fund - Institutional Class (1)	227,804	3,446,678
Harbor Capital Appreciation Fund - Retirement Class	57,080	4,389,428
T Rowe Price Growth Stock Fund - Institutional Class	62,078	4,439,230
Vanguard Equity Income Fund - Institutional Class	26,287	2,058,537
Vanguard Institutional Index Fund - Institutional Class	48,498	11,736,519

Total Large-Cap Funds		35,480,320

Mid-Cap Funds - 10.3%
BMO Mid-Cap Growth Fund - Institutional Class (1)	182,830	3,108,103
BMO Mid-Cap Value Fund - Institutional Class (1)	244,068	3,133,836
Vanguard Mid-Cap Index Fund - Institutional Class	88,020	3,705,655

Total Mid-Cap Funds		9,947,594

Small-Cap Funds - 4.2%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	98,641	2,039,906
Goldman Sachs Small Cap Value Fund - Institutional Class	30,556	2,049,378

Total Small-Cap Funds		4,089,284

International Funds - 25.9%
BMO Disciplined International Equity Fund - Institutional Class (1)	243,677	2,794,980
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	287,327	4,654,701
BMO Pyrford International Stock Fund - Institutional Class (1)	381,241	5,203,943
DFA International Small Company Portfolio - Institutional Class	40,023	868,104
Dodge & Cox International Stock Fund - Retail Class	88,221	4,082,883
Harbor International Fund - Retirement Class	63,908	4,511,249
MFS International Value Fund - Class R6	67,932	2,986,961

Total International Funds		25,102,821

Fixed Income Funds - 14.3%
BMO High Yield Bond Fund - Institutional Class (1)	50,248	479,867
BMO TCH Core Plus Bond Fund - Institutional Class (1)	416,483	4,872,846
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	64,468	672,398
Federated Institutional High-Yield Bond Fund - Class R6	76,545	766,983
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	99,660	959,728
Metropolitan West Total Return Bond Fund - Plan Class	486,517	4,870,031
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	50,134	1,243,835

Total Fixed Income Funds		13,865,688

Alternative Funds - 7.4%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	457,793	4,989,945
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	433,213	2,174,731

Total Alternative Funds		7,164,676

Total Mutual Funds (identified cost $65,604,916)		95,650,383

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	1,011,292	1,011,393

Total Short-Term Investments (identified cost $1,011,296)		1,011,393

Total Investments - 99.8% (identified cost $66,616,212)	96,661,776
Other Assets and Liabilities - 0.2%	189,370

Total Net Assets - 100.0%	$96,851,146

2035 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 39.8%
BMO Dividend Income Fund - Institutional Class (1)	12,530	$197,974
BMO Large-Cap Growth Fund - Institutional Class (1)	20,083	383,178
BMO Large-Cap Value Fund - Institutional Class (1)	44,668	778,113
BMO Low Volatility Equity Fund - Institutional Class (1)	33,095	500,725
Harbor Capital Appreciation Fund - Retirement Class	8,761	673,740
T Rowe Price Growth Stock Fund - Institutional Class	9,428	674,185
Vanguard Equity Income Fund - Institutional Class	3,869	302,996
Vanguard Institutional Index Fund - Institutional Class	7,146	1,729,383

Total Large-Cap Funds		5,240,294

Mid-Cap Funds - 11.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	27,171	461,902
BMO Mid-Cap Value Fund - Institutional Class (1)	36,901	473,810
Vanguard Mid-Cap Index Fund - Institutional Class	12,511	526,698

Total Mid-Cap Funds		1,462,410

Small-Cap Funds - 4.6%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	14,636	302,665
Goldman Sachs Small Cap Value Fund - Institutional Class	4,516	302,869

Total Small-Cap Funds		605,534

International Funds - 28.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	35,531	407,536
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	43,260	700,808
BMO Pyrford International Stock Fund - Institutional Class (1)	56,659	773,390
DFA International Small Company Portfolio - Institutional Class	6,060	131,438
Dodge & Cox International Stock Fund - Retail Class	13,202	610,980
Harbor International Fund - Retirement Class	9,654	681,498
MFS International Value Fund - Class R6	9,852	433,213

Total International Funds		3,738,863

Fixed Income Funds - 8.4%
BMO High Yield Bond Fund - Institutional Class (1)	4,112	39,267
BMO TCH Core Plus Bond Fund - Institutional Class (1)	34,622	405,077
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	5,020	52,356
Federated Institutional High-Yield Bond Fund - Class R6	5,225	52,356
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	6,803	65,513
Metropolitan West Total Return Bond Fund - Plan Class	40,456	404,962
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	3,690	91,551

Total Fixed Income Funds		1,111,082

Alternative Funds - 6.5%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	55,238	602,097
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	49,153	246,747

Total Alternative Funds		848,844

Total Mutual Funds (identified cost $10,575,921)		13,007,027

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	153,909	153,924

Total Short-Term Investments (identified cost $153,911)		153,924

Total Investments - 100.0% (identified cost $10,729,832)	13,160,951
Other Assets and Liabilities - 0.0%	(4,359)

Total Net Assets - 100.0%	$13,156,592

2040 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 41.9%
BMO Dividend Income Fund - Institutional Class (1)	49,236	$777,922
BMO Large-Cap Growth Fund - Institutional Class (1)	89,280	1,703,463
BMO Large-Cap Value Fund - Institutional Class (1)	197,906	3,447,528
BMO Low Volatility Equity Fund - Institutional Class (1)	146,806	2,221,175
Harbor Capital Appreciation Fund - Retirement Class	38,137	2,932,700
T Rowe Price Growth Stock Fund - Institutional Class	41,419	2,961,871
Vanguard Equity Income Fund - Institutional Class	16,996	1,330,992
Vanguard Institutional Index Fund - Institutional Class	31,590	7,644,872

Total Large-Cap Funds		23,020,523

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	113,402	1,927,830
BMO Mid-Cap Value Fund - Institutional Class (1)	155,521	1,996,892
Vanguard Mid-Cap Index Fund - Institutional Class	59,001	2,483,961

Total Mid-Cap Funds		6,408,683

Small-Cap Funds - 4.8%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	64,507	1,333,997
Goldman Sachs Small Cap Value Fund - Institutional Class	19,926	1,336,413

Total Small-Cap Funds		2,670,410

International Funds - 29.6%
BMO Disciplined International Equity Fund - Institutional Class (1)	152,951	1,754,342
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	189,123	3,063,791
BMO Pyrford International Stock Fund - Institutional Class (1)	244,885	3,342,677
DFA International Small Company Portfolio - Institutional Class	27,988	607,049
Dodge & Cox International Stock Fund - Retail Class	57,158	2,645,264
Harbor International Fund - Retirement Class	42,519	3,001,426
MFS International Value Fund - Class R6	42,169	1,854,167

Total International Funds		16,268,716

Fixed Income Funds - 4.9%
BMO High Yield Bond Fund - Institutional Class (1)	11,338	108,282
BMO TCH Core Plus Bond Fund - Institutional Class (1)	78,270	915,758
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	15,582	162,521
Federated Institutional High-Yield Bond Fund - Class R6	21,587	216,305
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	22,417	215,880
Metropolitan West Total Return Bond Fund - Plan Class	86,005	860,911
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	8,675	215,224

Total Fixed Income Funds		2,694,881

Alternative Funds - 5.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	208,700	2,274,833
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	193,291	970,323

Total Alternative Funds		3,245,156

Total Mutual Funds (identified cost $34,708,598)		54,308,369

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	506,579	506,630

Total Short-Term Investments (identified cost $506,581)		506,630

Total Investments - 99.7% (identified cost $35,215,179)	54,814,999
Other Assets and Liabilities - 0.3%	143,882

Total Net Assets - 100.0%	$54,958,881

2045 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 42.1%
BMO Dividend Income Fund - Institutional Class (1)	6,921	$109,349
BMO Large-Cap Growth Fund - Institutional Class (1)	12,704	242,400
BMO Large-Cap Value Fund - Institutional Class (1)	28,226	491,700
BMO Low Volatility Equity Fund - Institutional Class (1)	20,616	311,922
Harbor Capital Appreciation Fund - Retirement Class	5,591	429,985
T Rowe Price Growth Stock Fund - Institutional Class	6,017	430,269
Vanguard Equity Income Fund - Institutional Class	2,389	187,107
Vanguard Institutional Index Fund - Institutional Class	4,487	1,085,935

Total Large-Cap Funds		3,288,667

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	16,539	281,160
BMO Mid-Cap Value Fund - Institutional Class (1)	21,838	280,398
Vanguard Mid-Cap Index Fund - Institutional Class	8,329	350,658

Total Mid-Cap Funds		912,216

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	9,414	194,690
Goldman Sachs Small Cap Value Fund - Institutional Class	2,905	194,822

Total Small-Cap Funds		389,512

International Funds - 29.9%
BMO Disciplined International Equity Fund - Institutional Class (1)	21,705	248,958
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	27,972	453,141
BMO Pyrford International Stock Fund - Institutional Class (1)	35,235	480,961
DFA International Small Company Portfolio - Institutional Class	4,303	93,341
Dodge & Cox International Stock Fund - Retail Class	8,312	384,657
Harbor International Fund - Retirement Class	6,043	426,575
MFS International Value Fund - Class R6	5,654	248,604

Total International Funds		2,336,237

Fixed Income Funds - 5.0%
BMO High Yield Bond Fund - Institutional Class (1)	1,622	15,492
BMO TCH Core Plus Bond Fund - Institutional Class (1)	11,897	139,194
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	1,485	15,492
Federated Institutional High-Yield Bond Fund - Class R6	2,319	23,238
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	2,416	23,262
Metropolitan West Total Return Bond Fund - Plan Class	13,902	139,155
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,248	30,960

Total Fixed Income Funds		386,793

Alternative Funds - 5.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	24,873	271,112
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	22,965	115,283

Total Alternative Funds		386,395

Total Mutual Funds (identified cost $6,241,066)		7,699,820

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	93,624	93,634

Total Short-Term Investments (identified cost $93,625)		93,634

Total Investments - 99.9% (identified cost $6,334,691)	7,793,454
Other Assets and Liabilities - 0.1%	9,348

Total Net Assets - 100.0%	$7,802,802

2050 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 42.4%
BMO Dividend Income Fund - Institutional Class (1)	36,536	$577,271
BMO Large-Cap Growth Fund - Institutional Class (1)	65,996	1,259,210
BMO Large-Cap Value Fund - Institutional Class (1)	149,475	2,603,859
BMO Low Volatility Equity Fund - Institutional Class (1)	109,208	1,652,320
Harbor Capital Appreciation Fund - Retirement Class	28,628	2,201,490
T Rowe Price Growth Stock Fund - Institutional Class	31,135	2,226,463
Vanguard Equity Income Fund - Institutional Class	12,602	986,853
Vanguard Institutional Index Fund - Institutional Class	23,564	5,702,605

Total Large-Cap Funds		17,210,071

Mid - Cap Funds - 11.8%
BMO Mid-Cap Growth Fund - Institutional Class (1)	86,276	1,466,701
BMO Mid-Cap Value Fund - Institutional Class (1)	115,176	1,478,859
Vanguard Mid-Cap Index Fund - Institutional Class	43,723	1,840,736

Total Mid-Cap Funds		4,786,296

Small - Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	49,256	1,018,621
Goldman Sachs Small Cap Value Fund - Institutional Class	15,258	1,023,380

Total Small-Cap Funds		2,042,001

International Funds - 29.9%
BMO Disciplined International Equity Fund - Institutional Class (1)	112,786	1,293,654
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	145,121	2,350,961
BMO Pyrford International Stock Fund - Institutional Class (1)	183,605	2,506,202
DFA International Small Company Portfolio - Institutional Class	22,384	485,499
Dodge & Cox International Stock Fund - Retail Class	43,030	1,991,418
Harbor International Fund - Retirement Class	31,370	2,214,406
MFS International Value Fund - Class R6	29,414	1,293,349

Total International Funds		12,135,489

Fixed Income Funds - 4.9%
BMO High Yield Bond Fund - Institutional Class (1)	8,431	80,515
BMO TCH Core Plus Bond Fund - Institutional Class (1)	61,658	721,401
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	7,726	80,584
Federated Institutional High-Yield Bond Fund - Class R6	12,040	120,646
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	12,541	120,772
Metropolitan West Total Return Bond Fund - Plan Class	72,026	720,983
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	6,471	160,535

Total Fixed Income Funds		2,005,436

Alternative Funds - 4.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	129,251	1,408,840
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	118,497	594,856

Total Alternative Funds		2,003,696

Total Mutual Funds (identified cost $26,635,448)		40,182,989

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	357,697	357,732

Total Short-Term Investments (identified cost $357,697)		357,732

Total Investments - 99.8% (identified cost $26,993,145)	40,540,721
Other Assets and Liabilities - 0.2%	95,924

Total Net Assets - 100.0%	$40,636,645

2055 Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 42.0%
BMO Dividend Income Fund - Institutional Class (1)	7,183	$113,493
BMO Large-Cap Growth Fund - Institutional Class (1)	13,185	251,577
BMO Large-Cap Value Fund - Institutional Class (1)	29,296	510,333
BMO Low Volatility Equity Fund - Institutional Class (1)	21,398	323,745
Harbor Capital Appreciation Fund - Retirement Class	5,803	446,253
T Rowe Price Growth Stock Fund - Institutional Class	6,245	446,555
Vanguard Equity Income Fund - Institutional Class	2,480	194,198
Vanguard Institutional Index Fund - Institutional Class	4,657	1,127,075

Total Large-Cap Funds		3,413,229

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	17,165	291,813
BMO Mid-Cap Value Fund - Institutional Class (1)	22,665	291,021
Vanguard Mid-Cap Index Fund - Institutional Class	8,645	363,947

Total Mid-Cap Funds		946,781

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	9,771	202,060
Goldman Sachs Small Cap Value Fund - Institutional Class	3,015	202,200

Total Small-Cap Funds		404,260

International Funds - 29.9%
BMO Disciplined International Equity Fund - Institutional Class (1)	22,527	258,386
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	29,031	470,296
BMO Pyrford International Stock Fund - Institutional Class (1)	36,570	499,180
DFA International Small Company Portfolio - Institutional Class	4,466	96,877
Dodge & Cox International Stock Fund - Retail Class	8,626	399,226
Harbor International Fund - Retirement Class	6,272	442,735
MFS International Value Fund - Class R6	5,868	258,023

Total International Funds		2,424,723

Fixed Income Funds - 4.9%
BMO High Yield Bond Fund - Institutional Class (1)	1,684	16,079
BMO TCH Core Plus Bond Fund - Institutional Class (1)	12,347	144,466
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	1,542	16,079
Federated Institutional High-Yield Bond Fund - Class R6	2,407	24,119
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	2,507	24,143
Metropolitan West Total Return Bond Fund - Plan Class	14,428	144,424
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,295	32,132

Total Fixed Income Funds		401,442

Alternative Funds - 4.9%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	25,815	281,382
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	23,834	119,646

Total Alternative Funds		401,028

Total Mutual Funds (identified cost $6,570,501)		7,991,463

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	93,171	93,181

Total Short-Term Investments (identified cost $93,173)		93,181

Total Investments - 99.6% (identified cost $6,663,674)	8,084,644
Other Assets and Liabilities - 0.4%	33,648

Total Net Assets - 100.0%	$8,118,292

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.5%

Large-Cap Funds - 11.8%
BMO Dividend Income Fund - Institutional Class (1)	19,718	$311,547
BMO Large-Cap Growth Fund - Institutional Class (1)	43,021	820,833
BMO Large-Cap Value Fund - Institutional Class (1)	59,642	1,038,956
BMO Low Volatility Equity Fund - Institutional Class (1)	37,924	573,786
Dodge & Cox Stock Fund - Retail Class	1,913	395,961
Harbor Capital Appreciation Fund - Retirement Class	5,180	398,320
T Rowe Price Growth Stock Fund - Institutional Class	4,500	321,821
Vanguard Institutional Index Fund - Institutional Class	6,934	1,677,969

Total Large-Cap Funds		5,539,193

Mid-Cap Funds - 1.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	12,683	215,619
BMO Mid-Cap Value Fund - Institutional Class (1)	16,726	214,764
Vanguard Mid-Cap Index Fund - Institutional Class	8,848	372,500

Total Mid-Cap Funds		802,883

Small-Cap Funds - 1.1%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	11,995	248,048
BMO Small-Cap Value Fund - Institutional Class (1)	9,014	136,835
Goldman Sachs Small Cap Value Fund - Institutional Class	1,780	119,418

Total Small-Cap Funds		504,301

International Funds - 5.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	47,348	543,082
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	20,177	326,872
BMO Pyrford International Stock Fund - Institutional Class (1)	38,913	531,160
Dodge & Cox International Stock Fund - Retail Class	8,801	407,325
Harbor International Fund - Retirement Class	5,844	412,493
MFS International Value Fund - Class R6	10,810	475,323

Total International Funds		2,696,255

Fixed Income Funds - 64.2%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	979,405	11,459,036
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	110,246	1,149,865
Metropolitan West Total Return Bond Fund - Plan Class (3)	1,247,933	12,491,814
Vanguard Total Bond Market Index Fund - Institutional Class	475,361	5,100,621

Total Fixed Income Funds		30,201,336

Alternative Funds - 15.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	455,833	4,968,576
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	419,040	2,103,579

Total Alternative Funds		7,072,155

Total Mutual Funds (identified cost $39,799,608)		46,816,123

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	419,899	419,941

Total Short-Term Investments (identified cost $419,899)		419,941

Total Investments - 100.4% (identified cost $40,219,507)	47,236,064
Other Assets and Liabilities - (0.4)%	(196,385)

Total Net Assets - 100.0%	$47,039,679

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 23.3%
BMO Dividend Income Fund - Institutional Class (1)	90,324	$1,427,115
BMO Large-Cap Growth Fund - Institutional Class (1)	196,976	3,758,306
BMO Large-Cap Value Fund - Institutional Class (1)	272,665	4,749,816
BMO Low Volatility Equity Fund - Institutional Class (1)	173,844	2,630,257
Dodge & Cox Stock Fund - Retail Class	8,722	1,805,641
Harbor Capital Appreciation Fund - Retirement Class	23,857	1,834,624
T Rowe Price Growth Stock Fund - Institutional Class	20,446	1,462,085
Vanguard Institutional Index Fund - Institutional Class	31,987	7,740,819

Total Large-Cap Funds		25,408,663

Mid-Cap Funds - 3.4%
BMO Mid-Cap Growth Fund - Institutional Class (1)	58,104	987,770
BMO Mid-Cap Value Fund - Institutional Class (1)	76,725	985,151
Vanguard Mid-Cap Index Fund - Institutional Class	40,839	1,719,326

Total Mid-Cap Funds		3,692,247

Small-Cap Funds - 2.1%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	54,494	1,126,937
BMO Small-Cap Value Fund - Institutional Class (1)	41,508	630,088
Goldman Sachs Small Cap Value Fund - Institutional Class	8,003	536,774

Total Small-Cap Funds		2,293,799

International Funds - 11.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	218,276	2,503,627
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	93,214	1,510,071
BMO Pyrford International Stock Fund - Institutional Class (1)	178,069	2,430,638
Dodge & Cox International Stock Fund - Retail Class	40,393	1,869,408
Harbor International Fund - Retirement Class	26,706	1,885,206
MFS International Value Fund - Class R6	49,653	2,183,232

Total International Funds		12,382,182

Fixed Income Funds - 46.8%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	1,655,646	19,371,053
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	185,738	1,937,250
Metropolitan West Total Return Bond Fund - Plan Class	2,110,355	21,124,657
Vanguard Total Bond Market Index Fund - Institutional Class	803,815	8,624,931

Total Fixed Income Funds		51,057,891

Alternative Funds - 12.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	838,721	9,142,055
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	774,123	3,886,096

Total Alternative Funds		13,028,151

Total Mutual Funds (identified cost $86,595,928)		107,862,933

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	1,229,866	1,229,989

Total Short-Term Investments (identified cost $1,229,871)		1,229,989

Total Investments - 100.1% (identified cost $87,825,799)	109,092,922
Other Assets and Liabilities - (0.1)%	(69,984)

Total Net Assets - 100.0%	$109,022,938

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.2%

Large-Cap Funds - 35.0%
BMO Dividend Income Fund - Institutional Class (1)	467,940	$7,393,455
BMO Large-Cap Growth Fund - Institutional Class (1)	1,020,531	19,471,738
BMO Large-Cap Value Fund - Institutional Class (1)	1,413,660	24,625,959
BMO Low Volatility Equity Fund - Institutional Class (1)	900,659	13,626,970
Dodge & Cox Stock Fund - Retail Class	45,278	9,372,977
Harbor Capital Appreciation Fund - Retirement Class	123,370	9,487,169
T Rowe Price Growth Stock Fund - Institutional Class	106,207	7,594,851
Vanguard Institutional Index Fund - Institutional Class	165,325	40,008,715

Total Large-Cap Funds		131,581,834

Mid-Cap Funds - 5.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	301,063	5,118,073
BMO Mid-Cap Value Fund - Institutional Class (1)	397,498	5,103,868
Vanguard Mid-Cap Index Fund - Institutional Class	211,133	8,888,712

Total Mid-Cap Funds		19,110,653

Small-Cap Funds - 3.2%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	283,314	5,858,944
BMO Small-Cap Value Fund - Institutional Class (1)	215,029	3,264,143
Goldman Sachs Small Cap Value Fund - Institutional Class	41,734	2,799,084

Total Small-Cap Funds		11,922,171

International Funds - 17.0%
BMO Disciplined International Equity Fund - Institutional Class (1)	1,129,222	12,952,171
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	483,138	7,826,830
BMO Pyrford International Stock Fund - Institutional Class (1)	924,039	12,613,126
Dodge & Cox International Stock Fund - Retail Class	209,751	9,707,262
Harbor International Fund - Retirement Class	138,651	9,787,356
MFS International Value Fund - Class R6	257,275	11,312,386

Total International Funds		64,199,131

Fixed Income Funds - 28.9%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	3,528,526	41,283,749
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	396,499	4,135,480
Metropolitan West Total Return Bond Fund - Plan Class	4,497,880	45,023,782
Vanguard Total Bond Market Index Fund - Institutional Class	1,713,627	18,387,215

Total Fixed Income Funds		108,830,226

Alternative Funds - 10.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	2,414,376	26,316,693
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	2,228,922	11,189,190

Total Alternative Funds		37,505,883

Total Mutual Funds (identified cost $266,514,799)		373,149,898

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	3,484,779	3,485,128

Total Short-Term Investments (identified cost $3,484,813)		3,485,128

Total Investments - 100.1% (identified cost $269,999,612)	376,635,026
Other Assets and Liabilities - (0.1)%	(399,720)

Total Net Assets - 100.0%	$376,235,306

Growth Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 46.4%
BMO Dividend Income Fund - Institutional Class (1)	223,721	$3,534,795
BMO Large-Cap Growth Fund - Institutional Class (1)	487,906	9,309,247
BMO Large-Cap Value Fund - Institutional Class (1)	676,135	11,778,279
BMO Low Volatility Equity Fund - Institutional Class (1)	430,613	6,515,181
Dodge & Cox Stock Fund - Retail Class	21,670	4,485,926
Harbor Capital Appreciation Fund - Retirement Class	58,923	4,531,199
T Rowe Price Growth Stock Fund - Institutional Class	50,840	3,635,539
Vanguard Institutional Index Fund - Institutional Class	79,060	19,132,559

Total Large-Cap Funds		62,922,725

Mid-Cap Funds - 6.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	143,938	2,446,943
BMO Mid-Cap Value Fund - Institutional Class (1)	190,051	2,440,250
Vanguard Mid-Cap Index Fund - Institutional Class	100,194	4,218,175

Total Mid-Cap Funds		9,105,368

Small-Cap Funds - 4.2%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	135,677	2,805,792
BMO Small-Cap Value Fund - Institutional Class (1)	102,821	1,560,818
Goldman Sachs Small Cap Value Fund - Institutional Class	20,021	1,342,803

Total Small-Cap Funds		5,709,413

International Funds - 22.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	539,517	6,188,258
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	231,045	3,742,926
BMO Pyrford International Stock Fund - Institutional Class (1)	442,155	6,035,422
Dodge & Cox International Stock Fund - Retail Class	100,400	4,646,527
Harbor International Fund - Retirement Class	66,359	4,684,303
MFS International Value Fund - Class R6	123,012	5,408,858

Total International Funds		30,706,294

Fixed Income Funds - 10.9%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	479,710	5,612,611
BMO TCH Emerging Markets Bond Fund - Institutional Class (1)	54,291	566,258
Metropolitan West Total Return Bond Fund - Plan Class	611,621	6,122,326
Vanguard Total Bond Market Index Fund - Institutional Class	233,279	2,503,089

Total Fixed Income Funds		14,804,284

Alternative Funds - 8.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	692,670	7,550,103
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	639,539	3,210,486

Total Alternative Funds		10,760,589

Total Mutual Funds (identified cost $88,942,316)		134,008,673

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	1,359,383	1,359,518

Total Short-Term Investments (identified cost $1,359,405)		1,359,518

Total Investments - 99.9% (identified cost $90,301,721)	135,368,191
Other Assets and Liabilities - 0.1%	137,374

Total Net Assets - 100.0%	$135,505,565

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2017

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.2%

Large-Cap Funds - 56.4%
BMO Dividend Income Fund - Institutional Class (1)	366,219	$5,786,264
BMO Large-Cap Growth Fund - Institutional Class (1)	798,976	15,244,470
BMO Large-Cap Value Fund - Institutional Class (1)	1,107,411	19,291,101
BMO Low Volatility Equity Fund - Institutional Class (1)	705,448	10,673,435
Dodge & Cox Stock Fund - Retail Class	35,470	7,342,698
Harbor Capital Appreciation Fund - Retirement Class	96,588	7,427,594
T Rowe Price Growth Stock Fund - Institutional Class	83,100	5,942,447
Vanguard Institutional Index Fund - Institutional Class	129,523	31,344,575

Total Large-Cap Funds		103,052,584

Mid-Cap Funds - 8.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	235,534	4,004,081
BMO Mid-Cap Value Fund - Institutional Class (1)	310,990	3,993,114
Vanguard Mid-Cap Index Fund - Institutional Class	164,975	6,945,431

Total Mid-Cap Funds		14,942,626

Small-Cap Funds - 5.1%
BMO Small-Cap Growth Fund - Institutional Class (1) (2)	222,278	4,596,704
BMO Small-Cap Value Fund - Institutional Class (1)	168,854	2,563,197
Goldman Sachs Small Cap Value Fund - Institutional Class	32,789	2,199,154

Total Small-Cap Funds		9,359,055

International Funds - 27.5%
BMO Disciplined International Equity Fund - Institutional Class (1)	885,274	10,154,088
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	379,016	6,140,062
BMO Pyrford International Stock Fund - Institutional Class (1)	724,350	9,887,383
Dodge & Cox International Stock Fund - Retail Class	164,167	7,597,656
Harbor International Fund - Retirement Class	108,518	7,660,295
MFS International Value Fund - Class R6	201,519	8,860,781

Total International Funds		50,300,265

Alternative Funds - 2.0%
BMO Alternative Strategies Fund - Institutional Class (1) (2)	233,959	2,550,156
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	215,988	1,084,261

Total Alternative Funds		3,634,417

Total Mutual Funds (identified cost $104,938,397)		181,288,947

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 1.120% (1)	1,839,362	1,839,546

Total Short-Term Investments (identified cost $1,839,363)		1,839,546

Total Investments - 100.2% (identified cost $106,777,760)		183,128,493
Other Assets and Liabilities - (0.2)%		(291,838)

Total Net Assets - 100.0%		$182,836,655

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2017.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(2)	Non-income producing.

(3)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2017, the Corporation consisted of 43 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 28 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Fair Value Measurements Discussion and Disclosure

Investment Valuations— Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended November 30, 2017, the Funds had no investmets in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended November 30, 2017, there were no transfers in and out of Level 1, Level 2 , and Level 3. The funds did not hold any Level 2 or Level 3 securities as of November 30, 2017.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Funds’ assets:

In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,014,533	$—	$—	$15,014,533
Short-Term Investments	155,922	—	—	155,922

Total	$15,170,455	$—	$—	$15,170,455

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,813,189	$—	$—	$3,813,189
Short-Term Investments	29,692	—	—	29,692

Total	$3,842,881	$—	$—	$3,842,881

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$81,721,987	$—	$—	$81,721,987
Short-Term Investments	837,781	—	—	837,781

Total	$82,559,768	$—	$—	$82,559,768

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$21,987,492	$—	$—	$21,987,492
Short-Term Investments	230,784	—	—	230,784

Total	$22,218,276	$—	$—	$22,218,276

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$95,650,383	$—	$—	$95,650,383
Short-Term Investments	1,011,393	—	—	1,011,393

Total	$96,661,776	$—	$—	$96,661,776

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,007,027	$—	$—	$13,007,027
Short-Term Investments	153,924	—	—	153,924

Total	$13,160,951	$—	$—	$13,160,951

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$54,308,369	$—	$—	$54,308,369
Short-Term Investments	506,630	—	—	506,630

Total	$54,814,999	$—	$—	$54,814,999

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,699,820	$—	$—	$7,699,820
Short-Term Investments	93,634	—	—	93,634

Total	$7,793,454	$—	$—	$7,793,454

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,182,989	$—	$—	$40,182,989
Short-Term Investments	357,732	—	—	357,732

Total	$40,540,721	$—	$—	$40,540,721

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,991,463	$—	$—	$7,991,463
Short-Term Investments	93,181	—	—	93,181

Total	$8,084,644	$—	$—	$8,084,644

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$46,816,123	$—	$—	$46,816,123
Short-Term Investments	419,941	—	—	419,941

Total	$47,236,064	$—	$—	$47,236,064

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$107,862,933	$—	$—	$107,862,933
Short-Term Investments	1,229,989	—	—	1,229,989

Total	$109,092,922	$—	$—	$109,092,922

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$373,149,898	$—	$—	$373,149,898
Short-Term Investments	3,485,128	—	—	3,485,128

Total	$376,635,026	$—	$—	$376,635,026

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$134,008,673	$—	$—	$134,008,673
Short-Term Investments	1,359,518	—	—	1,359,518

Total	$135,368,191	$—	$—	$135,368,191

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$181,288,947	$—	$—	$181,288,947
Short-Term Investments	1,839,546	—	—	1,839,546

Total	$183,128,493	$—	$—	$183,128,493

3. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2017. All securities listed on the table present the Institutional Class, except for BMO Institutional Prime Money Market, which has a Premier Class.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund
Large-Cap Funds - 8.7%
BMO Low Volatility Equity Fund	$402,614	$21,170	$24,764	$18,203	$1,498	$418,721	$1,690	$—
BMO Dividend Income Fund	284,696	9,577	24,789	18,783	6,584	294,851	1,621	—
BMO Large-Cap Value Fund	420,871	12,081	37,531	30,542	8,866	434,829	1,370	—
BMO Large-Cap Growth Fund	182,061	2,676	15,234	12,099	2,557	184,159	—	—

						1,332,560
Mid-Cap Funds - 1.7%
BMO Mid-Cap Value Fund	179,801	6,671	14,556	10,146	3,835	185,897	1,230	—
BMO Mid-Cap Growth Fund	75,778	909	7,311	4,714	2,826	76,916	—	—

						262,813
Small-Cap Fund - 0.3%
BMO Small-Cap Growth Fund	45,640	2,331	5,282	2,038	1,844	46,571	—	—

International Funds - 6.3%
BMO Disciplined International Equity Fund	298,473	14,301	14,181	4,732	2,893	306,218	—	—
BMO Pyrford International Stock Fund	401,797	16,480	18,519	10,264	3,185	413,207	—	—
BMO LGM Emerging Markets Equity Fund	237,323	15,344	16,123	2,852	784	240,180	—	—

						959,605
Fixed Income Funds - 23.0%
BMO TCH Emerging Markets Bond Fund	448,273	22,605	20,489	3,374	132	453,895	—	—
BMO TCH Core Plus Bond Fund	2,770,542	192,010	145,599	(19,055)	367	2,798,265	19,430	—
BMO High Yield Bond Fund	268,504	16,852	12,668	(152)	(365)	272,171	3,700	—

						3,524,331
Alternative Funds - 6.9%
BMO Alternative Strategies Fund	1,046,726	79,701	76,356	5,913	2,872	1,058,856	—	—

Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	144,477	833,667	822,192	15	(45)	155,922	437	—

Totals	$7,207,576	$1,246,375	$1,255,594	$104,468	$37,833	$7,340,658	$29,478	$—

2015 Fund
Large-Cap Funds - 9.8%
BMO Low Volatility Equity Fund	$140,307	$17,241	$43,374	$5,269	$632	$120,075	$591	$—
BMO Dividend Income Fund	74,412	3,376	20,447	4,685	1,601	63,627	426	—
BMO Large-Cap Value Fund	149,289	6,415	42,160	10,136	3,090	126,770	488	—
BMO Large-Cap Growth Fund	79,310	2,905	21,484	3,135	2,937	66,803	—	—

						377,275

Mid-Cap Funds - 2.3%
BMO Mid-Cap Value Fund	74,407	3,916	20,314	4,493	945	63,447	511	—
BMO Mid-Cap Growth Fund	27,729	806	7,874	2,072	543	23,276	—	—

						86,723
Small-Cap Fund - 0.5%
BMO Small-Cap Growth Fund	23,860	829	6,528	1,375	577	20,113	—	—

International Funds - 7.4%
BMO Disciplined International Equity Fund	105,317	5,460	23,470	(106)	2,833	90,034	—	—
BMO Pyrford International Stock Fund	136,135	7,050	31,026	2,736	1,463	116,358	—	—
BMO LGM Emerging Markets Equity Fund	93,045	14,249	29,425	(1,191)	2,278	78,956	—	—

						285,348
Fixed Income Funds - 21.0%
BMO TCH Emerging Markets Bond Fund	97,638	17,672	8,042	800	40	108,108	—	—
BMO TCH Core Plus Bond Fund	580,093	121,252	54,878	(3,975)	56	642,548	4,232	—
BMO High Yield Bond Fund	50,685	11,169	3,992	(146)	(7)	57,709	734	—

						808,365
Alternative Funds - 7.5%
BMO Alternative Strategies Fund	261,859	55,085	29,856	2,027	198	289,313	—	—

Short-Term Investment - 0.8%
BMO Institutional Prime Money Market Fund	39,798	303,993	314,095	3	(7)	29,692	109	—

Totals	$1,933,884	$571,418	$656,965	$31,313	$17,179	$1,896,829	$7,091	$—

2020 Fund
Large-Cap Funds - 13.2%
BMO Low Volatility Equity Fund	$3,364,618	$226,082	$225,142	$165,131	$2,029	$3,532,718	$14,154	$—
BMO Dividend Income Fund	1,453,988	41,625	116,433	102,330	27,943	1,509,453	8,170	—
BMO Large-Cap Value Fund	3,551,516	105,985	298,408	280,212	55,717	3,695,022	11,501	—
BMO Large-Cap Growth Fund	2,116,554	61,884	204,378	147,048	26,632	2,147,740	—	—

						10,884,933
Mid-Cap Funds - 4.2%
BMO Mid-Cap Value Fund	1,945,785	58,580	147,680	142,832	9,198	2,008,715	13,153	—
BMO Mid-Cap Growth Fund	1,474,968	30,627	162,411	128,235	19,587	1,491,006	—	—

						3,499,721
Small-Cap Fund - 1.0%
BMO Small-Cap Growth Fund	807,054	26,903	75,608	56,012	14,255	828,616	—	—

International Funds - 11.0%
BMO Disciplined International Equity Fund	2,595,810	121,175	138,338	51,795	14,250	2,644,692	—	—
BMO Pyrford International Stock Fund	3,618,021	177,393	194,631	102,751	19,146	3,722,680	—	—
BMO LGM Emerging Markets Equity Fund	2,725,130	215,646	220,705	39,168	3,411	2,762,650	—	—

						9,130,022

Fixed Income Funds - 13.0%
BMO TCH Emerging Markets Bond Fund	1,203,232	76,544	54,466	9,418	8	1,234,736	—	—
BMO TCH Core Plus Bond Fund	8,545,697	669,413	397,484	(58,690)	85	8,759,021	60,825	—
BMO High Yield Bond Fund	729,037	46,801	34,728	(130)	(1,428)	739,552	10,081	—

						10,733,309
Alternative Funds - 6.2%
BMO Alternative Strategies Fund	5,080,327	267,451	224,706	39,971	2,913	5,165,956	—	—

Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	720,855	3,878,407	3,761,477	83	(87)	837,781	2,275	—

Totals	$39,932,592	$6,004,516	$6,256,595	$1,206,166	$193,659	$41,080,338	$120,159	$—

2025 Fund
Large-Cap Funds - 11.9%
BMO Low Volatility Equity Fund	$662,025	$86,674	$81,463	$32,690	$160	$700,086	$2,837	$—
BMO Dividend Income Fund	277,430	23,179	32,829	23,728	1,525	293,033	1,603	—
BMO Large-Cap Value Fund	1,025,354	80,236	119,693	95,134	3,307	1,084,338	3,407	—
BMO Large-Cap Growth Fund	557,727	54,699	78,741	39,956	6,563	580,204	—	—

						2,657,661
Mid-Cap Funds - 5.7%
BMO Mid-Cap Value Fund	619,875	48,970	65,155	59,386	(9,975)	653,101	4,316	—
BMO Mid-Cap Growth Fund	601,374	44,335	83,182	66,701	(4,908)	624,320	—	—

						1,277,421
Small-Cap Fund - 1.8%
BMO Small-Cap Growth Fund	385,873	36,972	53,166	31,506	2,644	403,829	—	—

International Funds - 11.8%
BMO Disciplined International Equity Fund	580,360	75,339	68,676	10,808	4,535	602,366	—	—
BMO Pyrford International Stock Fund	1,030,062	135,696	130,637	32,305	2,976	1,070,402	—	—
BMO LGM Emerging Markets Equity Fund	936,330	151,497	141,974	13,802	1,108	960,763	—	—

						2,633,531
Fixed Income Funds - 9.4%
BMO TCH Emerging Markets Bond Fund	234,389	30,405	24,143	1,822	51	242,524	—	—
BMO TCH Core Plus Bond Fund	1,638,946	237,318	177,028	(11,266)	115	1,688,085	11,775	—
BMO High Yield Bond Fund	149,180	20,479	15,123	(235)	(62)	154,239	2,106	—

						2,084,848
Alternative Funds - 5.5%
BMO Alternative Strategies Fund	1,195,363	155,683	128,112	9,703	609	1,233,246	—	—

Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	246,901	2,229,262	2,245,380	22	(21)	230,784	690	—

Totals	$10,141,189	$3,410,744	$3,445,302	$406,062	$8,627	$10,521,320	$26,734	$—

2030 Fund
Large-Cap Funds - 13.3%
BMO Low Volatility Equity Fund	$3,205,702	$206,014	$127,490	$162,074	$378	$3,446,678	$13,450	$—
BMO Dividend Income Fund	1,300,301	50,112	91,078	104,833	12,016	1,376,184	7,256	—
BMO Large-Cap Value Fund	5,097,536	173,536	335,644	457,253	26,532	5,419,213	16,388	—
BMO Large-Cap Growth Fund	2,516,757	91,736	201,691	190,985	16,744	2,614,531	—	—

						12,856,606
Mid-Cap Funds - 6.4%
BMO Mid-Cap Value Fund	2,971,588	110,180	182,005	232,897	1,176	3,133,836	20,009	—
BMO Mid-Cap Growth Fund	3,010,833	111,791	317,064	309,279	(6,736)	3,108,103	—	—

						6,241,939
Small-Cap Fund - 2.1%
BMO Small-Cap Growth Fund	1,963,556	109,702	203,181	154,608	15,221	2,039,906	—	—

International Funds - 13.1%
BMO Disciplined International Equity Fund	2,689,172	153,453	115,270	59,007	8,618	2,794,980	—	—
BMO Pyrford International Stock Fund	4,969,772	300,893	235,749	166,477	2,550	5,203,943	—	—
BMO LGM Emerging Markets Equity Fund	4,489,577	374,044	279,807	67,343	3,544	4,654,701	—	—

						12,653,624
Fixed Income Funds - 6.2%
BMO TCH Emerging Markets Bond Fund	644,966	38,755	16,436	5,104	9	672,398	—	—
BMO TCH Core Plus Bond Fund	4,656,159	389,784	140,670	(32,358)	(69)	4,872,846	33,478	—
BMO High Yield Bond Fund	459,077	34,191	12,372	(530)	(499)	479,867	6,459	—

						6,025,111
Alternative Funds - 5.2%
BMO Alternative Strategies Fund	4,793,501	293,215	137,219	40,306	142	4,989,945	—	—

Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	1,008,652	4,439,746	4,436,910	95	(190)	1,011,393	2,572	—

Totals	$43,777,149	$6,877,152	$6,832,586	$1,917,373	$79,436	$45,818,524	$99,612	$—

2035 Fund
Large-Cap Funds - 14.1%
BMO Low Volatility Equity Fund	$495,147	$31,345	$49,621	$23,389	$465	$500,725	$2,064	$—
BMO Dividend Income Fund	195,316	8,199	22,893	15,707	1,645	197,974	1,094	—
BMO Large-Cap Value Fund	768,994	42,757	105,506	65,194	6,674	778,113	2,475	—
BMO Large-Cap Growth Fund	379,575	15,138	42,292	24,087	6,670	383,178	—	—

						1,859,990
Mid-Cap Funds - 7.1%
BMO Mid-Cap Value Fund	469,515	25,344	57,449	34,414	1,986	473,810	3,173	—
BMO Mid-Cap Growth Fund	458,679	15,049	57,543	42,269	3,448	461,902	—	—

						935,712
Small-Cap Fund - 2.3%
BMO Small-Cap Growth Fund	300,849	19,689	43,580	23,527	2,180	302,665	—	—

International Funds - 14.3%
BMO Disciplined International Equity Fund	406,586	37,132	46,563	2,949	7,432	407,536	—	—
BMO Pyrford International Stock Fund	772,549	43,525	68,255	22,186	3,385	773,390	—	—
BMO LGM Emerging Markets Equity Fund	701,128	70,574	81,676	8,998	1,784	700,808	—	—

						1,881,734
Fixed Income Funds - 3.8%
BMO TCH Emerging Markets Bond Fund	52,004	3,896	3,948	379	25	52,356	—	—
BMO TCH Core Plus Bond Fund	402,590	61,105	55,928	(3,179)	489	405,077	2,812	—
BMO High Yield Bond Fund	39,009	7,178	6,849	(95)	24	39,267	535	—

						496,700
Alternative Funds - 4.6%
BMO Alternative Strategies Fund	599,109	55,357	57,411	4,302	740	602,097	—	—

Short-Term Investment - 1.2%
BMO Institutional Prime Money Market Fund	58,671	697,570	602,320	13	(10)	153,924	370	—

Totals	$6,099,721	$1,133,858	$1,301,834	$264,140	$36,937	$6,232,822	$12,523	$—

2040 Fund
Large-Cap Funds - 14.8%
BMO Low Volatility Equity Fund	$2,071,223	$127,388	$82,201	$104,162	$603	$2,221,175	$8,703	$—
BMO Dividend Income Fund	735,126	20,079	43,387	55,378	10,726	777,922	4,103	—
BMO Large-Cap Value Fund	3,252,794	91,624	205,644	278,744	30,010	3,447,528	10,463	—
BMO Large-Cap Growth Fund	1,637,988	50,664	119,816	119,882	14,745	1,703,463	—	—

						8,150,088
Mid-Cap Funds - 7.1%
BMO Mid-Cap Value Fund	1,897,246	53,286	102,387	144,531	4,216	1,996,892	12,739	—
BMO Mid-Cap Growth Fund	1,861,764	28,063	148,948	188,763	(1,812)	1,927,830	—	—

						3,924,722
Small-Cap Fund - 2.4%
BMO Small-Cap Growth Fund	1,268,690	46,432	91,186	97,912	12,149	1,333,997	—	—

International Funds - 14.8%
BMO Disciplined International Equity Fund	1,685,537	88,308	62,302	35,367	7,432	1,754,342	—	—
BMO Pyrford International Stock Fund	3,183,635	174,459	123,031	102,419	5,195	3,342,677	—	—
BMO LGM Emerging Markets Equity Fund	2,959,059	223,761	165,351	44,410	1,912	3,063,791	—	—

						8,160,810
Fixed Income Funds - 2.2%
BMO TCH Emerging Markets Bond Fund	156,274	9,065	4,049	1,227	4	162,521	—	—
BMO TCH Core Plus Bond Fund	880,066	68,518	26,634	(6,127)	(65)	915,758	6,299	—
BMO High Yield Bond Fund	103,817	7,579	2,891	(113)	(110)	108,282	1,459	—

						1,186,561

Alternative Funds - 4.1%
BMO Alternative Strategies Fund	2,193,574	127,817	65,076	18,312	206	2,274,833	—	—

Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	533,274	2,230,150	2,256,830	49	(13)	506,630	1,521	—

Totals	$24,420,067	$3,347,193	$3,499,733	$1,184,916	$85,198	$25,537,641	$45,287	$—

2045 Fund
Large-Cap Funds - 14.8%
BMO Low Volatility Equity Fund	$314,892	$25,543	$43,350	$14,553	$284	$311,922	$1,324	$—
BMO Dividend Income Fund	110,360	7,568	18,279	8,894	806	109,349	632	—
BMO Large-Cap Value Fund	498,822	30,825	83,991	41,631	4,413	491,700	1,630	—
BMO Large-Cap Growth Fund	246,732	12,450	36,379	16,761	2,836	242,400	—	—

						1,155,371
Mid-Cap Funds - 7.2%
BMO Mid-Cap Value Fund	284,690	17,045	42,988	20,788	863	280,398	1,951	—
BMO Mid-Cap Growth Fund	287,401	16,058	50,425	26,134	1,992	281,160	—	—

						561,558
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	198,946	17,048	38,102	15,211	1,587	194,690	—	—

International Funds - 15.2%
BMO Disciplined International Equity Fund	253,000	34,135	44,779	1,697	4,905	248,958	—	—
BMO Pyrford International Stock Fund	489,469	60,895	85,461	12,398	3,660	480,961	—	—
BMO LGM Emerging Markets Equity Fund	463,592	62,859	80,217	5,309	1,598	453,141	—	—

						1,183,060
Fixed Income Funds - 2.2%
BMO TCH Emerging Markets Bond Fund	15,718	1,507	1,855	109	13	15,492	—	—
BMO TCH Core Plus Bond Fund	141,038	27,226	28,173	(1,041)	144	139,194	973	—
BMO High Yield Bond Fund	15,707	3,929	4,119	(20)	(5)	15,492	213	—

						170,178
Alternative Funds - 3.5%
BMO Alternative Strategies Fund	275,277	42,242	48,724	1,841	476	271,112	—	—

Short-Term Investment - 1.2%
BMO Institutional Prime Money Market Fund	78,288	550,129	534,786	9	(6)	93,634	219	—

Totals	$3,673,932	$909,459	$1,141,628	$164,274	$23,566	$3,629,603	$6,942	$—

2050 Fund
Large-Cap Funds - 15.0%
BMO Low Volatility Equity Fund	$1,573,932	$95,576	$94,875	$77,085	$602	$1,652,320	$6,624	$—
BMO Dividend Income Fund	551,643	17,291	41,421	39,774	9,984	577,271	3,127	—
BMO Large-Cap Value Fund	2,493,529	57,029	182,877	213,531	22,647	2,603,859	8,090	—
BMO Large-Cap Growth Fund	1,233,372	44,078	119,096	85,406	15,450	1,259,210	—	—

						6,092,660

Mid-Cap Funds - 7.2%
BMO Mid-Cap Value Fund	1,423,085	57,657	113,918	109,365	2,670	1,478,859	9,701	—
BMO Mid-Cap Growth Fund	1,436,717	23,660	138,032	145,593	(1,237)	1,466,701	—	—

						2,945,560
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	994,497	46,254	107,896	76,785	8,981	1,018,621	—	—

International Funds - 15.1%
BMO Disciplined International Equity Fund	1,264,588	79,963	83,563	25,526	7,140	1,293,654	—	—
BMO Pyrford International Stock Fund	2,446,437	138,204	160,633	76,337	5,857	2,506,202	—	—
BMO LGM Emerging Markets Equity Fund	2,317,358	179,808	181,226	33,312	1,709	2,350,961	—	—

						6,150,817
Fixed Income Funds - 2.2%
BMO TCH Emerging Markets Bond Fund	78,564	5,469	4,066	605	12	80,584	—	—
BMO TCH Core Plus Bond Fund	704,940	59,851	38,543	(4,846)	(1)	721,401	5,012	—
BMO High Yield Bond Fund	78,506	5,857	3,695	(15)	(138)	80,515	1,096	—

						882,500
Alternative Funds - 3.5%
BMO Alternative Strategies Fund	1,375,925	99,824	78,634	11,115	610	1,408,840	—	—

Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	391,301	1,628,768	1,662,334	35	(38)	357,732	1,110	—

Totals	$18,364,394	$2,539,289	$3,010,809	$889,608	$74,248	$18,856,730	$34,760	$—

2055 Fund
Large-Cap Funds - 14.8%
BMO Low Volatility Equity Fund	$284,902	$44,772	$21,308	$15,192	$187	$323,745	$1,215	$—
BMO Dividend Income Fund	99,854	12,648	8,439	9,302	128	113,493	573	—
BMO Large-Cap Value Fund	451,359	52,451	38,214	43,914	823	510,333	1,484	—
BMO Large-Cap Growth Fund	223,263	28,634	19,569	18,916	333	251,577	—	—

						1,199,148
Mid-Cap Funds - 7.2%
BMO Mid-Cap Value Fund	257,593	33,361	21,306	22,595	(1,222)	291,021	1,779	—
BMO Mid-Cap Growth Fund	260,068	26,703	22,289	27,141	190	291,813	—	—

						582,834
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	180,023	23,733	17,862	15,925	241	202,060	—	—

International Funds - 15.1%
BMO Disciplined International Equity Fund	228,907	37,188	13,632	5,913	10	258,386	—	—
BMO Pyrford International Stock Fund	442,839	70,019	29,337	15,521	138	499,180	—	—
BMO LGM Emerging Markets Equity Fund	419,475	80,755	36,976	6,996	46	470,296	—	—

						1,227,862

Fixed Income Funds - 2.2%
BMO TCH Emerging Markets Bond Fund	14,221	2,443	703	118	—	16,079	—	—
BMO TCH Core Plus Bond Fund	127,602	32,072	14,294	(923)	9	144,466	951	—
BMO High Yield Bond Fund	14,211	2,654	747	(38)	(1)	16,079	208	—

						176,624
Alternative Funds - 3.5%
BMO Alternative Strategies Fund	249,058	42,841	12,653	2,149	(13)	281,382	—	—

Short-Term Investment - 1.1%
BMO Institutional Prime Money Market Fund	70,830	915,205	892,857	8	(5)	93,181	231	—

Totals	$3,324,205	$1,405,479	$1,150,186	$182,729	$864	$3,763,091	$6,441	$—

Conservative Allocation Fund
Large-Cap Funds - 5.8%
BMO Low Volatility Equity Fund	$885,177	$47,373	$401,503	$(54,349)	$97,088	$573,786	$3,648	$—
BMO Dividend Income Fund	479,141	24,090	234,176	(32,206)	74,698	311,547	2,653	—
BMO Large-Cap Value Fund	1,601,147	84,888	796,368	(17,949)	167,238	1,038,956	5,095	—
BMO Large-Cap Growth Fund	1,267,061	66,390	615,031	(35,465)	137,878	820,833	—	—

						2,745,122
Mid-Cap Funds - 0.9%
BMO Mid-Cap Value Fund	332,243	15,627	158,770	(32,118)	57,782	214,764	2,220	—
BMO Mid-Cap Growth Fund	333,847	13,288	164,745	(20,966)	54,195	215,619	—	—

						430,383
Small-Cap Fund - 0.8%
BMO Small-Cap Value Fund	214,629	10,662	114,477	14,881	11,140	136,835	—	—
BMO Small-Cap Growth Fund	385,069	17,292	187,094	(55,745)	88,526	248,048	—	—

						384,883
International Funds - 3.0%
BMO Disciplined International Equity Fund	846,439	42,493	366,933	(19,802)	40,885	543,082	—	—
BMO Pyrford International Stock Fund	830,213	30,380	356,575	(56,703)	83,845	531,160	—	—
BMO LGM Emerging Markets Equity Fund	514,528	42,019	237,402	(46,209)	53,936	326,872	—	—

						1,401,114
Fixed Income Funds - 26.8%
BMO TCH Emerging Markets Bond Fund	1,788,501	69,614	721,874	1,938	11,686	1,149,865	—	—
BMO TCH Core Plus Bond Fund	17,850,814	893,376	7,162,398	(615,421)	492,665	11,459,036	124,646	—

						12,608,901
Alternative Funds - 10.6%
BMO Alternative Strategies Fund	7,741,816	325,927	3,163,560	(165,185)	229,578	4,968,576	—	—

Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	615,540	4,808,372	5,004,019	42	6	419,941	1,972	—

Totals	$35,686,165	$6,491,791	$19,684,925	$(1,135,257)	$1,601,146	$22,958,920	$140,234	$—

Moderate Allocation Fund
Large-Cap Funds - 11.5%
BMO Low Volatility Equity Fund	$2,664,948	$79,454	$244,718	$120,046	$10,527	$2,630,257	$11,179	$—
BMO Dividend Income Fund	1,446,493	26,178	174,328	84,402	44,370	1,427,115	8,231	—
BMO Large-Cap Value Fund	4,839,198	122,304	664,088	383,225	69,177	4,749,816	15,722	—
BMO Large-Cap Growth Fund	3,848,515	78,763	479,471	244,770	65,729	3,758,306	—	—

						12,565,494
Mid-Cap Funds - 1.8%
BMO Mid-Cap Value Fund	1,003,944	27,725	124,546	55,521	22,507	985,151	6,849	—
BMO Mid-Cap Growth Fund	1,013,569	26,951	153,608	64,291	36,567	987,770	—	—

						1,972,921
Small-Cap Fund - 1.6%
BMO Small-Cap Value Fund	649,128	31,318	129,646	75,500	3,788	630,088	—	—
BMO Small-Cap Growth Fund	1,158,671	34,999	165,675	66,969	31,973	1,126,937	—	—

						1,757,025
International Funds - 5.9%
BMO Disciplined International Equity Fund	2,535,429	74,827	170,558	58,377	5,552	2,503,627	—	—
BMO Pyrford International Stock Fund	2,464,340	51,044	166,752	58,685	23,321	2,430,638	—	—
BMO LGM Emerging Markets Equity Fund	1,542,955	88,615	145,374	10,326	13,549	1,510,071	—	—

						6,444,336
Fixed Income Funds - 19.5%
BMO TCH Emerging Markets Bond Fund	1,973,164	45,078	96,381	14,319	1,070	1,937,250	—	—
BMO TCH Core Plus Bond Fund	19,722,005	777,738	993,176	(133,716)	(1,798)	19,371,053	138,750	—

						21,308,303
Alternative Funds - 8.4%
BMO Alternative Strategies Fund	9,318,675	189,021	443,026	71,730	5,655	9,142,055	—	—

Short-Term Investment - 1.1%
BMO Institutional Prime Money Market Fund	1,030,079	2,979,926	2,780,059	118	(75)	1,229,989	2,994	—

Totals	$55,211,113	$4,633,941	$6,931,406	$1,174,563	$331,912	$54,420,123	$183,725	$—

Balanced Allocation Fund
Large-Cap Funds - 17.3%
BMO Low Volatility Equity Fund	$13,326,064	$258,764	$618,616	$632,923	$27,835	$13,626,970	$55,365	$—
BMO Dividend Income Fund	7,213,194	66,914	533,820	492,013	155,154	7,393,455	40,444	—
BMO Large-Cap Value Fund	24,067,367	333,597	2,049,950	1,993,045	281,900	24,625,959	77,508	—
BMO Large-Cap Growth Fund	19,073,398	161,085	1,330,414	1,335,861	231,808	19,471,738	—	—

						65,118,122
Mid-Cap Funds - 2.7%
BMO Mid-Cap Value Fund	5,001,760	54,822	344,748	290,772	101,262	5,103,868	33,783	—
BMO Mid-Cap Growth Fund	5,025,977	10,271	426,169	361,238	146,756	5,118,073	—	—

						10,221,941
Small-Cap Fund - 2.4%
BMO Small-Cap Value Fund	3,231,150	48,042	409,730	386,833	7,848	3,264,143	—	—
BMO Small-Cap Growth Fund	5,759,143	102,057	500,397	346,441	151,700	5,858,944	—	—

						9,123,087

International Funds - 8.9%
BMO Disciplined International Equity Fund	12,780,966	377,754	523,595	302,022	15,024	12,952,171	—	—
BMO Pyrford International Stock Fund	12,462,254	174,554	437,864	369,551	44,631	12,613,126	—	—
BMO LGM Emerging Markets Equity Fund	7,746,000	374,631	413,781	110,907	9,073	7,826,830	—	—

						33,392,127
Fixed Income Funds - 12.1%
BMO TCH Emerging Markets Bond Fund	4,062,873	106,879	65,929	31,580	77	4,135,480	—	—
BMO TCH Core Plus Bond Fund	40,584,040	1,574,175	592,648	(279,699)	(2,119)	41,283,749	287,515	—

						45,419,229
Alternative Funds - 7.0%
BMO Alternative Strategies Fund	25,900,196	603,752	402,849	215,800	(206)	26,316,693	—	—

Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	3,074,917	9,460,397	9,050,288	314	(212)	3,485,128	9,943	—

Totals	$189,309,299	$13,707,694	$17,700,798	$6,589,601	$1,170,531	$193,076,327	$504,558	$—

Growth Allocation Fund
Large-Cap Funds - 23.0%
BMO Low Volatility Equity Fund	$6,167,311	$296,759	$260,673	$306,186	$5,598	$6,515,181	$25,745	$—
BMO Dividend Income Fund	3,345,242	77,802	191,052	264,188	38,615	3,534,795	18,871	—
BMO Large-Cap Value Fund	11,205,176	264,975	757,589	1,009,673	56,044	11,778,279	36,175	—
BMO Large-Cap Growth Fund	8,886,380	176,589	489,292	671,130	64,440	9,309,247	—	—

						31,137,502
Mid-Cap Funds - 3.6%
BMO Mid-Cap Value Fund	2,323,392	46,677	113,515	170,797	12,899	2,440,250	15,755	—
BMO Mid-Cap Growth Fund	2,345,710	19,478	155,801	209,327	28,229	2,446,943	—	—

						4,887,193
Small-Cap Fund - 3.2%
BMO Small-Cap Value Fund	1,501,140	49,509	175,245	182,463	2,951	1,560,818	—	—
BMO Small-Cap Growth Fund	2,688,854	102,673	219,857	213,768	20,354	2,805,792	—	—

						4,366,610
International Funds - 11.8%
BMO Disciplined International Equity Fund	5,896,903	244,799	101,345	144,311	3,590	6,188,258	—	—
BMO Pyrford International Stock Fund	5,759,429	129,378	47,253	193,477	391	6,035,422	—	—
BMO LGM Emerging Markets Equity Fund	3,590,962	224,624	128,786	54,024	2,102	3,742,926	—	—

						15,966,606
Fixed Income Funds - 4.6%
BMO TCH Emerging Markets Bond Fund	538,729	27,702	4,407	4,247	(13)	566,258	—	—
BMO TCH Core Plus Bond Fund	5,332,581	376,484	58,704	(37,284)	(466)	5,612,611	38,191	—

						6,178,869
Alternative Funds - 5.6%
BMO Alternative Strategies Fund	7,188,515	355,432	54,149	60,407	(102)	7,550,103	—	—

Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	1,222,859	3,688,159	3,551,481	113	(132)	1,359,518	3,471	—

Totals	$67,993,183	$6,081,040	$6,309,149	$3,446,827	$234,500	$71,446,401	$138,208	$—

Aggressive Allocation Fund
Large-Cap Funds - 27.9%
BMO Low Volatility Equity Fund	$10,098,441	$501,285	$442,440	$502,000	$14,149	$10,673,435	$42,303	$—
BMO Dividend Income Fund	5,526,761	109,226	349,404	416,771	82,909	5,786,264	30,878	—
BMO Large-Cap Value Fund	18,461,681	369,767	1,297,078	1,602,806	153,925	19,291,101	59,232	—
BMO Large-Cap Growth Fund	14,572,342	250,771	789,773	1,106,664	104,466	15,244,470	—	—

						50,995,270
Mid-Cap Funds - 4.4%
BMO Mid-Cap Value Fund	3,838,366	74,655	224,027	263,459	40,661	3,993,114	25,783	—
BMO Mid-Cap Growth Fund	3,858,204	4,302	248,854	304,551	85,878	4,004,081	—	—

						7,997,195
Small-Cap Fund - 3.9%
BMO Small-Cap Value Fund	2,499,768	74,120	316,480	301,619	4,170	2,563,197	—	—
BMO Small-Cap Growth Fund	4,435,179	71,280	293,261	301,795	81,712	4,596,704	—	—

						7,159,901
International Funds - 14.3%
BMO Disciplined International Equity Fund	9,752,897	398,384	243,143	239,589	6,361	10,154,088	—	—
BMO Pyrford International Stock Fund	9,480,721	350,383	263,024	314,390	4,913	9,887,383	—	—
BMO LGM Emerging Markets Equity Fund	5,908,535	380,874	240,405	88,813	2,244	6,140,062	—	—

						26,181,533
Alternative Funds - 1.4%
BMO Alternative Strategies Fund	2,485,944	97,277	53,633	19,272	1,296	2,550,156	—	—

Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	444,956	5,289,180	3,894,865	183	92	1,839,546	4,758	—

Totals	$91,363,795	$7,971,504	$8,656,387	$5,461,912	$582,776	$96,723,601	$162,954	$—

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 25, 2018

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 25, 2018